UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:

811-22175

ALPS ETF TRUST

(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado 80203

(Address of principal executive offices) (Zip code)

Sharon Akselrod, Assistant Secretary

ALPS ETF Trust

1290 Broadway, Suite 1100

Denver, Colorado 80203

(Name and address of agent for service)

Registrant’s Telephone Number, including Area Code: (303) 623-2577

Date of fiscal year end: November 30

Date of reporting period: May 31, 2019

Item 1. Report to Stockholders.

Semi-Annual Report

May 31, 2019

Alerian MLP ETF (NYSE ARCA: AMLP)
Alerian Energy Infrastructure ETF (NYSE ARCA: ENFR)

An ALPS Advisors Solution

SS&C | ALPS ADVISORS

TABLE OF

CONTENTS

Performance Overview
Alerian MLP ETF	1
Alerian Energy Infrastructure ETF	4
Disclosure of Fund Expenses	7
Financial Statements
Alerian MLP ETF
Schedule of Investments	8
Statement of Assets and Liabilities	9
Statement of Operations	10
Statements of Changes in Net Assets	11
Financial Highlights	12
Alerian Energy Infrastructure ETF
Schedule of Investments	13
Statement of Assets and Liabilities	15
Statement of Operations	16
Statements of Changes in Net Assets	17
Financial Highlights	18
Notes to Financial Statements	19
Additional Information	30

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary (such as a broker-dealer or bank). Instead, the reports will be made available on the Funds’ website (www.alpsfunds.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund electronically anytime by contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge. You can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account with your financial intermediary.

alpsfunds.com

Alerian MLP ETF

Performance Overview	May 31, 2019 (Unaudited)

INVESTMENT OBJECTIVE

The Alerian MLP ETF (the “Fund” or “AMLP”) seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the Alerian MLP Infrastructure Total Return Index (the “Underlying Index” or “AMZI”). The Shares of the Fund are listed and trade on the NYSE Arca, Inc. (“NYSE”) under the ticker symbol AMLP. The Fund generally will invest in all of the securities that comprise the Underlying Index in proportion to their weightings in the Underlying Index.

The Underlying Index is a rules based, modified capitalization weighted, float-adjusted index intended to give investors a means of tracking the overall performance of the United States energy infrastructure Master Limited Partnership (“MLP”) asset class. The Underlying Index is comprised of energy infrastructure MLPs that earn a majority of their cash flow from the transportation, storage, and processing of energy commodities.

PERFORMANCE OVERVIEW

During the six-month period from December 1, 2018, to May 31, 2019, the Fund delivered a total return of 4.61% (4.72% NAV). This compares to the Fund’s Underlying Index, which increased slightly (+1.11%) on a price-return basis but gained 5.22% on a total-return basis. The difference in the performance between the AMZI and AMLP is primarily attributable to the Fund’s operating expenses and the tax impact of the Fund’s C-corporation structure.

The methodology for the Underlying Index was updated in February to, among other things, better capture the investable universe, increase benchmarking efficiency, and minimize future index turnover.

During the period, Noble Midstream Partners (NBLX) was added to the Underlying Index. Multiple constituents were removed from the Underlying Index in special rebalancings in conjunction with acquisitions. Constituents removed in relation to their acquisition by another entity include: Spectra Energy Partners (SEP), Enbridge Energy Partners (EEP), and Antero Midstream Partners (AM). EnLink Midstream Partners (ENLK) merged with EnLink Midstream (ENLC), and ENLC is the surviving entity in the Underlying Index. Similarly, Western Gas Partners (former ticker WES) merged with Western Gas Equity Partners (WGP), and Western Midstream Partners (WES) is the surviving entity in the Underlying Index.

For the first quarter of 2019 relative to the prior quarter, 11 out of the 23 constituents in the Underlying Index grew their distributions, ten constituents kept their distributions steady, and two constituents had backdoor cuts. A backdoor cut occurs when the surviving entity in a simplification transaction has a lower distribution than its predecessor in the index. Distribution coverage for constituents of the Underlying Index averaged 1.5x in the first quarter of 2019. Distribution coverage of 1.5x implies that constituents are comfortably able to afford their distributions, with a 50% cushion on average between distributable cash flow generated and cash paid as distributions for the period.

Turning to performance, MLPs struggled in December amidst falling oil prices and a weakening broader market. A recovery in equity markets and oil prices as well as sector-specific tailwinds have helped support MLP performance in 2019. Supply interruptions from Iran, Venezuela, and Libya as well as production cuts from OPEC and its allies drove WTI crude prices to the mid-$60s per barrel in late April. However, trade tensions and global oil demand concerns caused WTI crude to erase a significant portion of its gains in May, ending the month at $53.50 per barrel. Year-to-date through May 31, WTI crude gained 17.82%, while the Underlying Index increased 10.32% on a price-return basis and 14.80% on a total-return basis. The Underlying Index outperformed the S&P 500, which increased 9.78% on a price-return basis.

Notably, the Underlying Index has outperformed other sectors of energy thus far in 2019 due to the fee-based nature of the MLP business model, which helps insulate cash flows from WTI crude price volatility. Company-level improvements have also supported MLP performance. With a focus on financial flexibility, MLPs continue to shift towards self-funding equity and reducing leverage.

Significant private equity investment in midstream has also helped highlight the MLP investment thesis and served as a catalyst for MLPs. Most recently, on May 10, AMZI constituent Buckeye Partners (BPL) announced an agreement to be acquired by Australian firm IFM Investors at a 27.5% premium to its prior closing price. Private equity involvement underscores the positive long-term outlook for energy infrastructure MLPs, which is supported by continued growth in US oil and natural gas production.

1 | May 31, 2019

Alerian MLP ETF

Performance Overview	May 31, 2019 (Unaudited)

Performance (as of May 31, 2019)

	6 Months	1 Year	3 Year	5 Year	Since Inception^
Alerian MLP ETF – NAV	4.72%	0.58%	-0.45%	-4.94%	1.99%
Alerian MLP ETF – Market Price*	4.61%	0.08%	-0.47%	-4.97%	1.97%
Alerian MLP Infrastructure Total Return Index	5.22%	1.53%	0.50%	-5.92%	4.32%
Alerian MLP Total Return Index**	3.29%	-1.12%	0.38%	-6.62%	3.63%
S&P 500® Total Return Index**	0.74%	3.78%	11.72%	9.66%	13.96%

Total Expense Ratio (per the current prospectus) 0.85%.

Performance data quoted represents past performance. Past performance does not guarantee future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data please visit www.alpsfunds.com or call 1.877.398.8461. The Fund accrues deferred income taxes for future tax liabilities associated with the portion of MLP distributions considered to be a tax-deferred return of capital and for any net operating gains as well as capital appreciation of its investment. This deferred tax liability is reflected in the daily NAV and as a result the fund's after-tax performance could differ significantly from the underlying assets even if the pre-tax performance is closely tracked.

NAV is an exchange-traded fund’s per-share value. The per-share dollar amount of the Fund is derived by dividing the total value of all the securities in its portfolio, less any liabilities, by the number of Fund shares outstanding. Market Price is the price at which a share can currently be traded in the market. Information detailing the number of days the Market Price of the Fund was greater than the Fund’s NAV and the number of days it was less than the Fund’s NAV can be obtained at www.alpsfunds.com.

^	The Fund commenced Investment Operations on August 24, 2010 with an Inception Date, the first day of trading on the NYSE ARCA, of August 25, 2010.

*	Market Price is based on the midpoint of the bid-ask spread at 4 p.m. ET and does not represent the returns an investor would receive if shares were traded at other times.

**	Effective June 29, 2018, the Fund replaced the S&P 500 Total Return Index as the Fund’s primary benchmark for performance comparison purposes. The Adviser made this recommendation to the Board because the Fund’s new primary benchmark, the Alerian MLP Total Return Index, more closely aligns with the Fund’s investment strategies and investment restrictions. Returns for both benchmarks will be shown for a transition period.

The Alerian MLP Infrastructure Total Return Index is comprised of 23 midstream energy Master Limited Partnerships and provides investors with an unbiased benchmark for the infrastructure component of this emerging asset class. Total return assumes reinvestment of any dividends and distributions realized during a given time period.

S&P 500® Total Return Index is the Standard & Poor’s composite index of 500 stocks, a widely recognized, unmanaged index of common stock prices. Total return assumes reinvestment of any dividends and distributions realized during a given time period.

The Alerian MLP Total Return Index is recognized as a leading gauge of energy infrastructure Master Limited Partnerships (MLPs). The capped, float-adjusted, capitalization-weighted index, whose constituents earn the majority of their cash flow from midstream activities involving energy commodities, is reported on a total-return basis (AMZX), which assumes reinvestment of any dividends and distributions realized during a given period.

The index is not actively managed and does not reflect any deductions for fees, expenses or taxes. One cannot invest directly in an index. Index performance does not reflect fund performance.

The Fund’s shares are not individually redeemable. Investors buy and sell shares of the Fund on a secondary market. Only market makers or “authorized participants” may trade directly with the Fund, typically in blocks of 50,000 shares.

The Alerian MLP ETF is not suitable for all investors. Investments in the Fund are subject to investment risks, including possible loss of the principal amount invested.

ALPS Portfolio Solutions Distributor, Inc., a FINRA member, is the distributor for the Fund.

2 | May 31, 2019

Alerian MLP ETF

Performance Overview	May 31, 2019 (Unaudited)

Top 10 Holdings* (as of May 31, 2019)

Magellan Midstream Partners LP	10.12%
Enterprise Products Partners LP	10.10%
Plains All American Pipeline LP	9.70%
Energy Transfer LP	9.30%
MPLX LP	9.24%
Buckeye Partners LP	6.66%
Western Midstream Partners LP	6.28%
EQM Midstream Partners LP	3.83%
Tallgrass Energy LP	3.79%
Andeavor Logistics LP	3.31%
Total % of Top 10 Holdings	72.33%

*	% of Total Investments

Future holdings are subject to change.

Growth of $10,000 (as of May 31, 2019)

Comparison of change in value of a $10,000 investment in the Fund and the Indexes

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the life of the Fund. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3 | May 31, 2019

Alerian Energy Infrastructure ETF

Performance Overview	May 31, 2019 (Unaudited)

INVESTMENT OBJECTIVE

The Alerian Energy Infrastructure ETF (the “Fund” or “ENFR”) seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the Alerian Midstream Energy Select Total Return Index (the “Underlying Index” or “AMEI”). As a secondary objective, the Fund seeks to provide total return through income and capital appreciation. The Shares of the Fund are listed and trade on the NYSE Acra, Inc. (“NYSE”) under the ticker symbol ENFR. The Fund generally will invest in all of the securities that comprise the Underlying Index in proportion to their weightings in the Underlying Index.

The Underlying Index is a composite of North American energy infrastructure companies engaged in midstream activities involving energy commodities, including gathering and processing, liquefaction, pipeline transportation, rail terminaling, and storage (also known as “midstream energy businesses”). Midstream energy companies include midstream MLPs and midstream corporations, either based in the United States or Canada. The Underlying Index has a 25% limit for companies taxed as pass-through entities.

PERFORMANCE OVERVIEW

During the six-month period from December 1, 2018, to May 31, 2019, the Fund delivered a total return of 6.77% (6.77% NAV). This compares to the Fund’s Underlying Index, which increased by 3.98% on a price-return basis and 7.30% on a total-return basis.

During the period, CNX Midstream (CNXM) and EQM Midstream Partners (EQM) were added to the Underlying Index. Constituents removed in special rebalancings in relation to their acquisition by another entity include: Valero Energy Partners (VLP), Dominion Energy Midstream Partners (DM), and EQGP Holdings (EQGP). Antero Midstream GP (AMGP) merged with Antero Midstream Partners (former ticker AM), and Antero Midstream Corporation (AM) is the surviving entity in the Underlying Index.

Turning to performance, midstream energy infrastructure companies struggled in December amid falling oil prices and a weakening broader market. On December 24, the Underlying Index reached its lowest level since March 2016. A recovery in equity markets and oil prices as well as sector-specific tailwinds have helped support energy infrastructure performance in 2019. Through May 31, WTI crude and the Underlying Index increased 17.82% and 15.28% on a price-return basis, respectively. The Underlying Index outperformed the S&P 500, which gained 9.78% on a price-return basis.

Fundamentals for energy infrastructure remain constructive given continued growth in oil and gas production from the US and steady production levels from Canada. According to the International Energy Agency (IEA), the US is expected to account for 70% of the global growth in oil production capacity through 2024. Similarly, the United States is expected to account for 35% of global natural gas production growth and 53% of the growth in global natural gas exports through 2024 according to the IEA. Increasing production and exports creates growth opportunities for energy infrastructure companies as more infrastructure is required to handle growing volumes.

In addition to solid fundamentals, midstream has benefitted from continued private equity involvement. On May 10, AMEI constituent Buckeye Partners (BPL) announced an agreement to be acquired by Australian firm IFM Investors at a 27.5% premium to its prior closing price. Private equity involvement underscores the positive long-term outlook for energy infrastructure and the value of the stable cash flows generated by these assets.

4 | May 31, 2019

Alerian Energy Infrastructure ETF

Performance Overview	May 31, 2019 (Unaudited)

Performance (as of May 31, 2019)

	6 Months	1 Year	3 Year	5 Year	Since Inception^
Alerian Energy Infrastructure ETF - NAV	6.77%	0.85%	4.52%	-2.67%	0.01%
Alerian Energy Infrastructure ETF -Market Price*	6.77%	0.71%	4.49%	-2.71%	-0.01%
Alerian Midstream Energy Select Total Return Index	7.30%	1.80%	5.45%	-1.86%	0.86%
Alerian MLP Total Return Index**	3.29%	-1.12%	0.38%	-6.62%	-3.93%
S&P 500® Total Return Index**	0.74%	3.78%	11.72%	9.66%	10.65%

Total Expense Ratio (per the current prospectus) 0.65%.

Performance data quoted represents past performance. Past performance does not guarantee future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For most current month-end performance data please visit www.alpsfunds.com or call 1.866.675.2639.

NAV is an exchange-traded fund’s per-share value. The per-share dollar amount of the Fund is derived by dividing the total value of all the securities in its portfolio, less any liabilities, by the number of Fund shares outstanding. Market Price is the price at which a share can currently be traded in the market. Information detailing the number of days the Market Price of the Fund was greater than the Fund’s NAV and the number of days it was less than the Fund’s NAV can be obtained at www.alpsfunds.com.

^	The Fund commenced Investment Operations on November 1, 2013.

*	Market Price is based on the midpoint of the bid-ask spread at 4 p.m. ET and does not represent the returns an investor would receive if shares were traded at other times.

**	Effective March 31, 2019, the Fund replaced the S&P 500 Total Return Index as the Fund’s primary benchmark for performance comparison purposes. The Adviser made this recommendation to the Board because the Fund’s new primary benchmark, the Alerian MLP Total Return Index, more closely aligns with the Fund’s investment strategies and investment restrictions. Returns for both benchmarks will be shown for a transition period.

The Alerian Midstream Energy Select Total Return Index is comprised of 38 equity securities of issuers headquartered or incorporated in the United States and Canada that engage in the transportation, storage, and processing of energy commodities. Total return assumes reinvestment of any dividends and distributions realized during a given time period.

S&P 500® Total Return Index: the Standard & Poor’s composite index of 500 stocks, a widely recognized, unmanaged index of common stock prices. Total return assumes reinvestment of any dividends and distributions realized during a given time period.

The Alerian MLP Total Return Index is recognized as a leading gauge of energy infrastructure Master Limited Partnerships (MLPs). The capped, float-adjusted, capitalization-weighted index, whose constituents earn the majority of their cash flow from midstream activities involving energy commodities, is reported on a total-return basis (AMZX), which assumes reinvestment of any dividends and distributions realized during a given period.

The index is not actively managed and does not reflect any deductions for fees, expenses or taxes. One cannot invest directly in an index. Index performance does not reflect fund performance.

The Fund’s shares are not individually redeemable. Investors buy and sell shares of the Fund on a secondary market. Only market makers or “authorized participants” may trade directly with the Fund, typically in blocks of 50,000 shares.

The Alerian Energy Infrastructure ETF is not suitable for all investors. Investments in the Fund are subject to investment risks, including possible loss of the principal amount invested.

ALPS Portfolio Solutions Distributor, Inc., a FINRA member, is the distributor for the Fund.

5 | May 31, 2019

Alerian Energy Infrastructure ETF

Performance Overview	May 31, 2019 (Unaudited)

Top 10 Holdings* (as of May 31, 2019)

Enbridge, Inc.	10.07%
TC Energy Corp.	8.84%
Enterprise Products Partners LP	7.83%
Kinder Morgan, Inc.	7.48%
The Williams Cos., Inc.	6.07%
Energy Transfer LP	5.88%
Pembina Pipeline Corp.	4.91%
ONEOK, Inc.	4.89%
Plains GP Holdings LP	4.87%
Cheniere Energy, Inc.	4.84%
Total % of Top 10 Holdings	65.68%

*	% of Total Investments (excluding investments purchased with collateral from securities loaned)

Future holdings are subject to change.

Growth of $10,000 (as of May 31, 2019)

Comparison of change in value of a $10,000 investment in the Fund and the Indexes

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the life of the Fund. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

6 | May 31, 2019

Alerian Exchange Traded Funds

Disclosure of Fund Expenses	May 31, 2019 (Unaudited)

Shareholder Expense Example: As a shareholder of a Fund, you incur two types of costs: (1) transaction costs which may include creation and redemption fees or brokerage charges, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. It is based on an investment of $1,000 invested at the beginning of the (six month) period and held through May 31, 2019.

Actual Return: The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

Hypothetical 5% Return: The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

The expenses shown in the table are meant to highlight ongoing Fund costs only and do not reflect any transaction costs, such as creation and redemption fees or brokerage charges. Therefore, the second line is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these costs were included, your costs would have been higher.

	Beginning Account Value 12/1/18	Ending Account Value 5/31/19	Expense Ratio(a)	Expenses Paid During Period 12/1/18 - 5/31/19(b)
Alerian MLP ETF
Actual	$1,000.00	$1,047.20	0.85%	$4.34
Hypothetical (5% return before expenses)	$1,000.00	$1,020.69	0.85%	$4.28
Alerian Energy Infrastructure ETF
Actual	$1,000.00	$1,067.70	0.65%	$3.35
Hypothetical (5% return before expenses)	$1,000.00	$1,021.69	0.65%	$3.28

(a)	Annualized, based on the Fund's most recent fiscal half-year expenses.
(b)	Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182), divided by 365.

7 | May 31, 2019

Alerian MLP ETF

Schedule of Investments	May 31, 2019 (Unaudited)

Security Description	Shares	Value
MASTER LIMITED PARTNERSHIPS (99.99%)
Gathering + Processing | Natural Gas (25.13%)
Crestwood Equity Partners LP(a)	4,470,833	$158,848,696
DCP Midstream LP(a)	8,183,497	248,941,979
Enable Midstream Partners LP	7,949,422	103,262,992
EnLink Midstream LLC	23,377,686	242,660,381
MPLX LP	25,596,876	782,752,468
Noble Midstream Partners LP	1,960,973	59,319,433
Western Midstream Partners LP	18,234,834	532,274,804
Total Gathering + Processing | Natural Gas		2,128,060,753

Other | Liquefaction (1.81%)
Cheniere Energy Partners LP	3,683,566	153,752,045

Pipeline Transportation | Natural Gas (25.34%)

Energy Transfer LP	57,387,799	788,508,358
Enterprise Products Partners LP	30,697,940	856,165,547
EQM Midstream Partners LP	7,524,967	324,326,078
TC PipeLines LP(a)	4,895,136	177,350,777
Total Pipeline Transportation | Natural Gas		2,146,350,760

Pipeline Transportation | Petroleum (47.71%)
Andeavor Logistics LP	8,053,750	280,914,800
Buckeye Partners LP(a)	13,855,721	564,759,188
Genesis Energy LP(a)	9,886,612	215,725,874
Holly Energy Partners LP	4,142,647	110,152,984
Magellan Midstream Partners LP(a)	13,944,858	857,608,767
NGL Energy Partners LP(a)	10,395,593	154,270,600
NuStar Energy LP(a)	8,874,382	239,253,339
Phillips 66 Partners LP	4,989,347	239,388,869
Plains All American Pipeline LP(a)	36,366,251	822,240,935
Shell Midstream Partners LP(a)	11,191,380	235,354,721
Tallgrass Energy LP	13,499,670	321,157,149
Total Pipeline Transportation | Petroleum		4,040,827,226

TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $8,198,709,701)		8,468,990,784
	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (0.07%)
State Street Institutional Treasury Plus Money Market Fund	2.309%	5,585,127	$5,585,127
TOTAL SHORT TERM INVESTMENTS
(Cost $5,585,127)			5,585,127

TOTAL INVESTMENTS (100.06%)
(Cost $8,204,294,828)			$8,474,575,911
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.06%)			(5,272,648)
NET ASSETS - 100.00%			$8,469,303,263

(a)	Affiliated Company. See Note 8 in Notes to Financial Statements.

See Notes to Financial Statements.

8 | May 31, 2019

Alerian MLP ETF

Statement of Assets and Liabilities	May 31, 2019 (Unaudited)

ASSETS:
Investments, at value	$4,800,221,035
Investments in affiliates, at value	3,674,354,876
Receivable for investments sold	10,147,383
Interest receivable	28,458
Deferred tax asset (Note 2)	–	(a)
Income tax receivable	960,000
Franchise tax receivable	138,538
Total Assets	8,485,850,290

LIABILITIES:
Payable for shares redeemed	10,146,864
Payable to adviser	6,400,163
Total Liabilities	16,547,027
NET ASSETS	$8,469,303,263

NET ASSETS CONSIST OF:
Paid-in capital	$9,949,631,303
Distributable earnings	(1,480,328,040)
NET ASSETS	$8,469,303,263

INVESTMENTS, AT COST	$4,706,162,652
INVESTMENTS IN AFFILIATES, AT COST	3,498,132,176

PRICING OF SHARES
Net Assets	$8,469,303,263
Shares of beneficial interest outstanding (Unlimited number of shares authorized, par value $0.01 per share)	880,662,100
Net Asset Value, offering and redemption price per share	$9.62

(a)	Net Deferred Tax Asset of $95,009,972 is offset 100% by Valuation Allowance.

See Notes to Financial Statements.

9 | May 31, 2019

Alerian MLP ETF

Statement of Operations	For the Six Months Ended May 31, 2019 (Unaudited)

INVESTMENT INCOME:
Distributions from master limited partnerships	$356,410,052
Less return of capital distributions	(356,410,052)
Total Investment Income	–

EXPENSES:
Investment adviser fee	37,764,569
Total Expenses	37,764,569
NET INVESTMENT LOSS, BEFORE INCOME TAXES	(37,764,569)
Deferred income tax benefit/(expense)	196,084
NET INVESTMENT LOSS	(37,568,485)

REALIZED AND UNREALIZED GAIN/(LOSS):
Net realized loss on investments, before income taxes	(454,306,487)
Net realized loss on affiliated investments, before income taxes	(508,379,832)
Deferred income tax benefit/(expense)	4,998,526
Net realized loss	(957,687,793)
Net change in unrealized appreciation on investments, before income taxes	513,911,874
Net change in unrealized appreciation on affiliated investments, before income taxes	968,024,130
Deferred income tax benefit/(expense)	(7,694,610)
Net change in unrealized appreciation	1,474,241,394
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	516,553,601
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$478,985,116

See Notes to Financial Statements.

10 | May 31, 2019

Alerian MLP ETF

Statements of Changes in Net Assets

	For the Six Months Ended May 31, 2019 (Unaudited)	For the Year Ended November 30, 2018
OPERATIONS:
Net investment loss	$(37,568,485)	$(83,458,686)
Net realized gain/(loss)	(957,687,793)	1,173,533,843
Net change in unrealized appreciation/(depreciation)	1,474,241,394	(1,009,447,065)
Net increase in net assets resulting from operations	478,985,116	80,628,092

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	–	(763,495,134)
From tax return of capital	(358,161,219)	–
Total distributions	(358,161,219)	(763,495,134)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	1,032,199,369	3,121,090,140
Cost of shares redeemed	(1,383,468,030)	(3,143,758,848)
Net decrease from share transactions	(351,268,661)	(22,668,708)

Net decrease in net assets	(230,444,764)	(705,535,750)

NET ASSETS:
Beginning of period	8,699,748,027	9,405,283,777
End of period	$8,469,303,263	$8,699,748,027

OTHER INFORMATION:
SHARE TRANSACTIONS:
Beginning shares	910,762,100	907,362,100
Shares sold	110,900,000	301,050,000
Shares redeemed	(141,000,000)	(297,650,000)
Shares outstanding, end of period	880,662,100	910,762,100

See Notes to Financial Statements.

11 | May 31, 2019

Alerian MLP ETF

Financial Highlights	For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended May 31, 2019 (Unaudited)		For the Year Ended November 30, 2018	For the Year Ended November 30, 2017	For the Year Ended November 30, 2016	For the Year Ended November 30, 2015	For the Year Ended November 30, 2014
NET ASSET VALUE, BEGINNING OF PERIOD	$9.55		$10.37	$12.31	$12.25	$18.10	$17.69

INCOME/(LOSS) FROM OPERATIONS:
Net investment income/(loss)(a)	(0.04)		(0.09)	(0.22)	0.04	(0.13)	(0.16)
Net realized and unrealized gain/(loss) on investments	0.50		0.08	(0.86)	1.04	(4.53)	1.70
Total from investment operations	0.46		(0.01)	(1.08)	1.08	(4.66)	1.54

DISTRIBUTIONS:
From net realized gains	–		(0.81)	–	–	–	(0.73)
From tax return of capital	(0.39)		–	(0.86)	(1.02)	(1.19)	(0.40)
Total distributions	(0.39)		(0.81)	(0.86)	(1.02)	(1.19)	(1.13)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.07		(0.82)	(1.94)	0.06	(5.85)	0.41
NET ASSET VALUE, END OF PERIOD	$9.62		$9.55	$10.37	$12.31	$12.25	$18.10
TOTAL RETURN(b)	4.72%		(0.55)%	(9.27)%	9.76%	(26.84)%	8.82%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$8,469,303		$8,699,748	$9,405,284	$9,378,019	$7,203,754	$9,349,001

RATIO TO AVERAGE NET ASSETS:
Expenses (excluding net current and deferred tax expenses/benefits and franchise tax expense)	0.85	%(c)	0.85%	0.85%	0.85%	0.85%	0.85%
Expenses (including net current and deferred tax expenses/benefits)(d)	0.90	%(c)	0.85%	0.41%	1.42%	(11.40)%	5.43%
Expenses (including current and deferred tax expenses/benefits)(e)	0.84	%(c)	0.85%	1.81%	(0.36)%	1.57%	0.55%
Net investment loss (excluding deferred tax expenses/benefits and franchise tax expense)	(0.85	)%(c)	(0.85)%	(0.85)%	(0.85)%	(0.85)%	(0.85)%
Net investment income/(loss)(including deferred tax expenses/benefits)(e)	(0.84	)%(c)	(0.85)%	(1.81)%	0.36%	(1.57)%	(0.55)%
PORTFOLIO TURNOVER RATE(f)	17%		26%	23%	31%	21%	29%

(a)	Based on average shares outstanding during the period.

(b)	Total return is calculated assuming an initial investment made at the net assets value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at actual reinvestment prices. Total return calculated for a period of less than one year is not annualized.

(c)	Annualized.

(d)	Includes amount of current and deferred taxes/benefits for all components of the Statement of Operations.

(e)	Includes amount of current and deferred tax benefit associated with net investment income/(loss).

(f)	Portfolio turnover for periods less than one year is not annualized and does not include securities received or delivered from processing creations or redemptions in-kind.

See Notes to Financial Statements.

12 | May 31, 2019

Alerian Energy Infrastructure ETF

Schedule of Investments	May 31, 2019 (Unaudited)

Security Description	Shares	Value
CANADIAN ENERGY INFRASTRUCTURE COMPANIES (32.67%)
Gathering + Processing | Natural Gas (3.37%)
Keyera Corp.	88,080	$2,121,844

Pipeline Transportation | Natural Gas (8.78%)
TC Energy Corp.	113,282	5,522,456

Pipeline Transportation | Petroleum (18.94%)
Enbridge, Inc.	170,832	6,289,287
Inter Pipeline, Ltd.	167,478	2,552,565
Pembina Pipeline Corp.	85,969	3,067,050
Total Pipeline Transportation | Petroleum		11,908,902

Storage | Liquids (1.58%)
Gibson Energy, Inc.	60,720	991,035

TOTAL CANADIAN ENERGY INFRASTRUCTURE COMPANIES
(Cost $20,710,354)		20,544,237

U.S. ENERGY INFRASTRUCTURE COMPANIES (25.03%)
Gathering + Processing | Natural Gas (9.67%)
ONEOK, Inc.	48,043	3,056,496
Targa Resources Corp.	78,617	3,023,610
Total Gathering + Processing | Natural Gas		6,080,106

Other | Liquefaction (5.29%)
Cheniere Energy, Inc.(a)	47,877	3,024,869
Tellurian, Inc.(a)(b)	39,150	301,063
Total Other | Liquefaction		3,325,932

Pipeline Transportation | Natural Gas (7.43%)
Kinder Morgan, Inc.	234,247	4,673,228

Pipeline Transportation | Petroleum (0.67%)
SemGroup Corp., Class A	33,361	420,682

Storage | Liquids (1.97%)
Macquarie Infrastructure Corp.	31,191	1,243,585

TOTAL U.S. ENERGY INFRASTRUCTURE COMPANIES
(Cost $17,392,278)		15,743,533

U.S. ENERGY INFRASTRUCTURE MLPS (27.02%)
Gathering + Processing | Natural Gas (3.50%)
CNX Midstream Partners LP	4,093	60,003
Crestwood Equity Partners LP	5,492	195,131
Enable Midstream Partners LP	9,390	121,976
MPLX LP	34,051	1,041,279
Security Description	Shares	Value
Gathering + Processing | Natural Gas (continued)
Noble Midstream Partners LP	2,149	$65,007
Summit Midstream Partners LP	3,076	22,332
Western Midstream Partners LP	23,814	695,131
Total Gathering + Processing | Natural Gas		2,200,859

Pipeline Transportation | Natural Gas (14.28%)
Energy Transfer LP	267,018	3,668,827
Enterprise Products Partners LP	175,259	4,887,974
EQM Midstream Partners LP	9,831	423,716
Total Pipeline Transportation | Natural Gas		8,980,517

Pipeline Transportation | Petroleum (9.24%)
Andeavor Logistics LP	10,159	354,346
BP Midstream Partners LP	4,760	69,401
Buckeye Partners LP	18,095	737,552
Genesis Energy LP	12,351	269,499
Holly Energy Partners LP	4,926	130,982
Magellan Midstream Partners LP	26,931	1,656,256
NGL Energy Partners LP	12,700	188,468
NuStar Energy LP	11,107	299,445
Phillips 66 Partners LP	6,258	300,259
Shell Midstream Partners LP	14,022	294,883
Tallgrass Energy LP	63,391	1,508,072
Total Pipeline Transportation | Petroleum		5,809,163

TOTAL U.S. ENERGY INFRASTRUCTURE MLPS
(Cost $19,015,362)		16,990,539

U.S. GENERAL PARTNERS (14.51%)
Gathering + Processing | Natural Gas (9.67%)
Antero Midstream Partners LP	94,335	1,152,774
EnLink Midstream LLC	109,768	1,139,392
The Williams Cos., Inc.	143,735	3,791,729
Total Gathering + Processing | Natural Gas		6,083,895

Pipeline Transportation | Petroleum (4.84%)
Plains GP Holdings LP, Class A	135,012	3,040,470

TOTAL U.S. GENERAL PARTNERS
(Cost $11,134,287)		9,124,365

See Notes to Financial Statements.

13 | May 31, 2019

Alerian Energy Infrastructure ETF

Schedule of Investments	May 31, 2019 (Unaudited)

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (0.50%)
Money Market Fund (0.07%)
State Street Institutional Treasury Plus Money Market Fund
(Cost $42,525)	2.309%	42,525	$42,525

Investments Purchased with Collateral from Securities Loaned (0.43%)
State Street Navigator Securities Lending Government Money Market Portfolio, 2.34%
(Cost $268,727)		268,727	268,727
TOTAL SHORT TERM INVESTMENTS
(Cost $311,252)			311,252

TOTAL INVESTMENTS (99.73%)
(Cost $68,563,533)			$62,713,926
OTHER ASSETS IN EXCESS OF LIABILITIES (0.28%)			174,120
NET ASSETS - 100.00%			$62,888,046

(a)	Non-income producing security.
(b)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $250,486.

See Notes to Financial Statements.

14 | May 31, 2019

Alerian Energy Infrastructure ETF

Statement of Assets and Liabilities	May 31, 2019 (Unaudited)

ASSETS:
Investments, at value	$62,713,926
Receivable for Investments Sold	364,727
Dividends receivable	113,932
Total Assets	63,192,585

LIABILITIES:
Payable to adviser	35,812
Payable for collateral upon return of securities loaned	268,727
Total Liabilities	304,539
NET ASSETS	$62,888,046

NET ASSETS CONSIST OF:
Paid-in capital	$70,318,140
Distributable earnings	(7,430,094)
NET ASSETS	$62,888,046

INVESTMENTS, AT COST	$68,563,533

PRICING OF SHARES
Net Assets	$62,888,046
Shares of beneficial interest outstanding (Unlimited number of shares authorized, par value $0.01 per share)	3,000,000
Net Asset Value, offering and redemption price per share	$20.96

See Notes to Financial Statements.

15 | May 31, 2019

Alerian Energy Infrastructure ETF

Statement of Operations	For the Six Months Ended May 31, 2019 (Unaudited)

INVESTMENT INCOME:
Dividends	$1,883,015
Foreign taxes withheld	(82,328)
Securities lending income	13,787
Total Investment Income	1,814,474

EXPENSES:
Investment adviser fees	187,753
Total Expenses	187,753
NET INVESTMENT INCOME	1,626,721

REALIZED AND UNREALIZED GAIN/(LOSS):
Net realized gain on investments	74,290
Net realized gain on foreign currency transactions	1,226
Net realized gain	75,516
Net change in unrealized appreciation on investments	2,548,334
Net change in unrealized depreciation on translation of assets and liabilities denominated in foreign currencies	(205)
Net change in unrealized appreciation	2,548,129
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	2,623,645
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,250,366

See Notes to Financial Statements.

16 | May 31, 2019

Alerian Energy Infrastructure ETF

Statements of Changes in Net Assets

	For the Six Months Ended May 31, 2019 (Unaudited)	For the Year Ended November 30, 2018
OPERATIONS:
Net investment income	$1,626,721	$1,615,960
Net realized gain/(loss)	75,516	(1,675,089)
Net change in unrealized appreciation/(depreciation)	2,548,129	(3,099,925)
Net increase/(decrease) in net assets resulting from operations	4,250,366	(3,159,054)

DISTRIBUTIONS:
From distributable earnings	(2,039,700)	(882,519)
Dividends to shareholders from tax return of capital	–	(207,836)
Total distributions	(2,039,700)	(1,090,355)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	23,246,601	11,228,448
Cost of shares redeemed	(4,268,692)	(7,649,908)
Net increase from share transactions	18,977,909	3,578,540
Net increase/(decrease) in net assets	21,188,575	(670,869)

NET ASSETS:
Beginning of period	41,699,471	42,370,340
End of period	$62,888,046	$41,699,471

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Beginning shares	2,050,000	1,900,000
Shares sold	1,150,000	500,000
Shares redeemed	(200,000)	(350,000)
Shares outstanding, end of period	3,000,000	2,050,000

See Notes to Financial Statements.

17 | May 31, 2019

Alerian Energy Infrastructure ETF

Financial Highlights	For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended May 31, 2019 (Unaudited)		For the Year Ended November 30, 2018	For the Year Ended November 30, 2017	For the Year Ended November 30, 2016	For the Year Ended November 30, 2015	For the Year Ended November 30, 2014
NET ASSET VALUE, BEGINNING OF PERIOD	$20.34		$22.30	$22.95	$18.97	$28.55	$24.86

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.59		0.85	0.79	0.80	0.83	0.85
Net realized and unrealized gain/(loss) on investments	0.76		(2.23)	(0.72)	3.95	(9.78)	3.40
Total from investment operations	1.35		(1.38)	0.07	4.75	(8.95)	4.25

DISTRIBUTIONS:
From net investment income	(0.73)		(0.47)	(0.47)	(0.63)	(0.48)	(0.56)
Tax return of capital	–		(0.11)	(0.25)	(0.14)	(0.15)	–
Total distributions	(0.73)		(0.58)	(0.72)	(0.77)	(0.63)	(0.56)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.62		(1.96)	(0.65)	3.98	(9.58)	3.69
NET ASSET VALUE, END OF PERIOD	$20.96		$20.34	$22.30	$22.95	$18.97	$28.55
TOTAL RETURN(b)	6.77%		(6.27)%	0.21%	25.63%	(31.83)%	17.12%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$62,888		$41,699	$42,370	$18,357	$12,331	$17,131

Ratio of expenses to average net assets	0.65	%(c)	0.65%	0.65%	0.65%	0.65%	0.65%
Ratio of net investment income to average net assets	5.63	%(c)	3.86%	3.39%	4.04%	3.31%	2.98%
PORTFOLIO TURNOVER RATE(d)	11%		73%	37%	38%	47%	27%

(a)	Based on average shares outstanding during the period.

(b)	Total return is calculated assuming an initial investment made at the net assets value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at actual reinvestment prices. Total return calculated for a period of less than one year is not annualized.

(c)	Annualized.

(d)	Portfolio turnover for periods less than one year is not annualized and does not include securities received or delivered from processing creations or redemptions in-kind.

See Notes to Financial Statements.

18 | May 31, 2019

Alerian Exchange Traded Funds

Notes to Financial Statements	May 31, 2019 (Unaudited)

1. ORGANIZATION

ALPS ETF Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of May 31, 2019, the Trust consisted of eighteen separate portfolios. Each portfolio represents a separate series of the Trust. This report pertains to the Alerian MLP ETF and the Alerian Energy Infrastructure ETF (each a “Fund” and collectively, the “Funds”).

The investment objective of the Alerian MLP ETF is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the Alerian MLP Infrastructure Total Return Index. The investment objective of the Alerian Energy Infrastructure ETF is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the Alerian Midstream Energy Select Total Return Index. The investment advisor uses a “passive management” or indexing investment approach to try to achieve each Fund’s investment objective. Each Fund is considered non-diversified and may invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Each Fund’s Shares (“Shares”) are listed on the NYSE Arca, Inc. (“the NYSE Arca”). Each Fund issues and redeems Shares at net asset value (“NAV”), in blocks of 50,000 Shares, each of which is called a “Creation Unit”. Creation Units are issued and redeemed principally in-kind for securities included in the Underlying Index. Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund.

Pursuant to the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

A. Portfolio Valuation

Each Fund’s NAV is determined daily, as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Portfolio securities listed on any exchange other than the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and ask prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ, are valued at the latest quoted sale price in such market.

19 | May 31, 2019

Alerian Exchange Traded Funds

Notes to Financial Statements	May 31, 2019 (Unaudited)

The Funds’ investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Trust’s Board of Trustees (the “Board”). When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Funds may be valued in good faith by or under the direction of the Board. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established primary pricing source or the pricing source is not willing to provide a price; a security with respect to which an event has occurred that is most likely to materially affect the value of the security after the market has closed but before the calculation of the Funds’ NAV or make it difficult or impossible to obtain a reliable market quotation; or a security whose price, as provided by the pricing service, does not reflect the security’s “fair value” due to the security being de-listed from a national exchange or the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive from the sale on the applicable exchange or principal market. A variety of factors may be considered in determining the fair value of such securities.

B. Fair Value Measurements

Each Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Valuation techniques used to value the Funds’ investments by major category are as follows:

Equity securities, including restricted securities, and Limited Partnerships for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the mean of the most recent quoted bid and ask prices on such day and are generally categorized as Level 2 in the hierarchy. Investments in open-end mutual funds are valued at their closing NAV each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Various inputs are used in determining the value of the Funds’ investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1	–	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;
Level 2	–	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
Level 3	–	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

20 | May 31, 2019

Alerian Exchange Traded Funds

Notes to Financial Statements	May 31, 2019 (Unaudited)

The following is a summary of the inputs used to value each Fund’s investments at May 31, 2019:

Alerian MLP ETF

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Master Limited Partnerships*	$8,468,990,784	$–	$–	$8,468,990,784
Short Term Investments	5,585,127	–	–	5,585,127
Total	$8,474,575,911	$–	$–	$8,474,575,911

Alerian Energy Infrastructure ETF

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Canadian Energy Infrastructure Companies*	$20,544,237	$–	$–	$20,544,237
U.S. Energy Infrastructure Companies*	15,743,533	–	–	15,743,533
U.S. Energy Infrastructure MLPs*	16,990,539	–	–	16,990,539
U.S. General Partners*	9,124,365	–	–	9,124,365
Short Term Investments	311,252	–	–	311,252
Total	$62,713,926	$–	$–	$62,713,926

*	For a detailed breakdown of sectors, see the accompanying Schedule of Investments.

The Funds did not have any securities that used significant unobservable inputs (Level 3) in determining fair value and there were no transfers into or out of Level 3.

C. Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

D. Securities Transactions and Investment Income

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded using the specific identification method. Previously, the Funds recorded realized gains and losses based on the last in, first out cost basis. Dividend income and capital gains distributions, if any, are recorded on the ex-dividend date, net of any foreign taxes withheld. Interest income, if any, is recorded on the accrual basis, including amortization of premiums and accretion of discounts.

E. Dividends and Distributions to Shareholders

Each Fund intends to declare and make quarterly distributions, or as the Board may determine from time to time. Distributions of net realized capital gains earned by the Alerian Energy Infrastructure ETF, if any, are distributed at least annually. Distributions from net investment income and capital gains are determined in accordance with income tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Funds, timing differences and differing characterization of distributions made by the Funds.

Distributions received from each Fund’s investments in Master Limited Partnerships (“MLPs”) may be comprised of both income and return of capital. Each Fund records investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from each MLP and other industry sources. These estimates may subsequently be revised based on information received from MLPs after their tax reporting periods are concluded.

The Funds each expect a portion of its distributions to shareholders might be comprised of tax deferred return of capital. Return of capital distributions are not taxable income to the shareholder, but reduce the investor’s tax basis in the investor’s Fund Shares. Such a reduction in tax basis will result in larger taxable gains and/or lower tax losses on a subsequent sale of Fund Shares. Shareholders who periodically receive the payment of dividends or other distributions consisting of a return of capital may be under the impression that they are receiving net profits from the Funds when, in fact, they are not. Shareholders should not assume that the source of the distributions is from the net profits of the Funds.

21 | May 31, 2019

Alerian Exchange Traded Funds

Notes to Financial Statements	May 31, 2019 (Unaudited)

F. Federal Income Taxation and Tax Basis Information

Alerian MLP ETF

The Fund is taxed as a regular C-corporation for federal income tax purposes and as such is obligated to pay federal and state income tax. This treatment differs from most investment companies, which elect to be treated as “regulated investment companies” under the Internal Revenue Code of 1986, as amended (the “Code”) in order to avoid paying entity level income taxes. Under current law, the Fund is not eligible to elect treatment as a regulated investment company due to its investments primarily in MLPs invested in energy assets. The Fund expects that substantially all of the distributions it receives from MLPs may be treated as a tax-deferred return of capital, thus reducing the Fund’s current tax liability. However, the amount of taxes paid by the Fund will vary depending on the amount of income and gains derived from investments and/or sales of MLP interests and such taxes will reduce your return from an investment in the Fund.

Since the Fund will be subject to taxation on its taxable income, the NAV of the Fund shares will also be reduced by the accrual of any deferred tax liabilities. The Underlying Index however is calculated without any deductions for taxes. As a result, the Fund's after tax performance could differ significantly from the Underlying Index even if the pretax performance of the Fund and the performance of Underlying Index are closely related.

Cash distributions from MLPs to the Fund that exceed the Fund’s allocable share of such MLP’s net taxable income are considered a tax deferred return of capital that will reduce the Fund’s adjusted tax basis in the equity securities of the MLP. These reductions in the Fund’s adjusted tax basis in the MLP equity securities will increase the amount of any taxable gain (or decrease the amount of any tax loss) recognized by the Fund on a subsequent sale of the securities. The Fund will accrue deferred income taxes for any future tax liability associated with (i) that portion of MLP distributions considered to be a tax-deferred return of capital as well as (ii) capital appreciation of its investments. Upon the sale of an MLP security, the Fund may be liable for previously deferred taxes. The Fund will rely to some extent on information provided by the MLPs, which is not necessarily timely, to estimate the deferred tax liability for purposes of financial statement reporting and determining the Fund’s NAV. From time to time, the Adviser will modify the estimates or assumptions related to the Fund’s deferred tax liability as new information becomes available. The Fund will generally compute deferred income taxes based on the federal income tax rate applicable to corporations and an assumed rate attributable to state taxes.

The Fund’s income tax expense/(benefit) consists of the following:

Alerian MLP ETF	Period ended May 31, 2019
	Current	Deferred	Total
Federal	$–	$101,349,933	$101,349,933
State	2,500,000	11,341,540	13,841,540
Valuation Allowance	–	(112,691,473)	(112,691,473)
Total tax expense/(benefit)	$2,500,000	$–	$2,500,000

Deferred income taxes reflect the net tax effect of temporary differences between the carrying amount of assets and liabilities for financial reporting and tax purposes.

Components of the Fund’s deferred tax assets and liabilities are as follows:

Alerian MLP ETF	As of May 31, 2019
Deferred tax assets:
Capital loss carryforward	$209,828,417
Net operating loss carryforward	242,162,654
Income recognized from MLP investments	776,990,611
Other deferred tax assets	5,753,531
Valuation allowance	(95,009,972)
Less Deferred tax liabilities:
Net unrealized gain on investment securities	(1,139,725,241)
Net Deferred Tax Asset/Liability	$–

22 | May 31, 2019

Alerian Exchange Traded Funds

Notes to Financial Statements	May 31, 2019 (Unaudited)

Due to the activities of the MLPs that the fund is invested in, the Fund is required to pay franchise tax in certain states. Generally speaking, franchise tax expense is a tax on equity of a corporation, or base minimum fees, imposed by various jurisdictions. The amounts of the tax are estimated throughout the year based upon the Fund's estimate of underlying activities conducted in the states and reconciled to actual amounts paid upon the filing of the tax returns for the states. These taxes are paid as either estimated tax payments, extension payments, or with the tax return filings of the various states.

The net operating loss carryforward is available to offset future taxable income. The Fund has net operating loss carryforwards for federal income tax purposes as follows:

Alerian MLP ETF	Period-Ended	Amount	Expiration
Federal	11/30/2015	200,624,015	11/30/2035
Federal	11/30/2016	481,506,187	11/30/2036
Federal	11/30/2017	343,920,174	11/30/2037
Total		$1,026,050,376

The Fund also has state tax net operating loss carryforwards of various amounts per state. The Deferred Tax Assets associated with these state tax net operating losses are as follows:

Alerian MLP ETF	Period-Ended	Amount	Expiration
State	11/30/2013	$604,111	Varies by State (5-20 years)
State	11/30/2014	1,500,663	Varies by State (5-20 years)
State	11/30/2015	7,185,746	Varies by State (5-20 years)
State	11/30/2016	11,572,162	Varies by State (5-20 years)
State	11/30/2017	5,829,393	Varies by State (5-20 years)
Total		$26,692,075

The Tax Cuts and Jobs Act (“TCJA”) was signed into law on December 22, 2017. The TCJA made modifications to the net operating loss (“NOL”) deduction. The TCJA eliminated the NOL carryback ability and replaced the 20 year carryforward period with an indefinite carryforward period for any NOLs arising in tax years ending after December 31, 2017. The TCJA also established a limitation for any NOLs generated in tax years beginning after December 31, 2017 to the lesser of the aggregate of available NOLs or 80% of taxable income before any NOL utilization. As of the current reporting period the Fund is not estimating to have any NOLs affected by these changes.

The Fund reviews the recoverability of its deferred tax assets based upon the weight of available evidence. When assessing the recoverability of its deferred tax assets, significant weight was given to the effects of potential future realized and unrealized gains on investments and the period over which these deferred tax assets can be realized. Currently, any capital losses that may be generated by the Fund are eligible to be carried back up to three years and can be carried forward for five years to offset capital gains recognized by the Fund in those years. Any NOL generated in the current year can be carried forward indefinitely and any NOL generated in prior years is eligible for a two year carryback and 20 year carryforward period.

Based upon the Fund’s assessment, it has determined that it is “more-likely-than-not” that a portion of its deferred tax assets will not be realized through future taxable income of the appropriate character. Accordingly, a valuation allowance has been established for the Fund’s deferred tax assets. The Fund will continue to assess the need for a valuation allowance in the future. Significant increases in the fair value of its portfolio of investments may change the Fund’s assessment of the recoverability of these assets and may result in the removal of the valuation allowance against all or a portion of the Fund’s gross deferred tax assets.

23 | May 31, 2019

Alerian Exchange Traded Funds

Notes to Financial Statements	May 31, 2019 (Unaudited)

Total income tax expense/(benefit) (current and deferred) differs from the amount computed by applying the federal statutory income tax rate of 21% to net investment income and realized and unrealized gain/(losses) on investment before taxes as follows:

Alerian MLP ETF	As of May 31, 2019
Income tax expense at statutory rate	$101,111,874
State income tax benefit (net of federal benefit)	11,314,901
Permanent differences, net	189,643
Other	2,575,055
Valuation allowance	(112,691,473)
Net income tax expense	$2,500,000

The following is a tabular reconciliation of the total amounts of unrecognized tax benefits:

Alerian MLP ETF	Inception to May 31, 2019
Unrecognized tax benefit - Beginning	$–
Gross increases - tax positions in prior period	–
Gross decreases - tax positions in prior period	–
Gross increases - tax positions in current period	–
Settlement	–
Lapse of statute of limitations	–
Unrecognized tax benefit - Ending	$–

The Fund recognizes interest accrued related to unrecognized tax benefits and penalties as income tax expense. For the period from inception to May 31, 2019, the Fund had no accrued penalties or interest.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more-likely-than-not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on U.S. tax returns and state tax returns filed since inception of the Fund. Tax periods ended November 30, 2015 through November 30, 2017 remain subject to examination by tax authorities in the United States. Due to the nature of the Fund’s investments, the Fund may be required to file income tax returns in several states. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Alerian Energy Infrastructure ETF

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations. The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of May 31, 2019.

No provision for income taxes is included in the accompanying financial statements, as the Alerian Energy Infrastructure ETF intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. The Alerian Energy Infrastructure ETF evaluates tax positions taken (or expected to be taken) in the course of preparing the Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements.

24 | May 31, 2019

Alerian Exchange Traded Funds

Notes to Financial Statements	May 31, 2019 (Unaudited)

As of and during the six months ended May 31, 2019, the Alerian Energy Infrastructure ETF did not have a liability for any unrecognized tax benefits. The Alerian Energy Infrastructure ETF files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return, but may extend to four years in certain jurisdictions. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

The tax character of the distributions paid during the fiscal year ended November 30, 2018 were as follows:

	Ordinary Income	Long-Term Capital Gain	Return of Capital
November 30, 2018
Alerian Energy Infrastructure ETF	$882,519	$–	$207,836

Under current law, capital losses maintain their character as short-term or long-term and are carried forward to the next tax year without expiration. As of November 30, 2018, the following amounts are available as carry forwards to the next tax year:

	Short-Term	Long-Term
Alerian Energy Infrastructure ETF	$1,491,438	$829,756

As of May 31, 2019, the costs of investments for federal income tax purposes and accumulated net unrealized appreciation/(depreciation) on investments were as follows:

	Alerian MLP ETF	Alerian Energy Infrastructure ETF
Cost of investments for income tax purposes	$6,758,253,251	$65,255,350
Gross appreciation (excess of value over tax cost)	$2,081,876,888	$6,405,264
Gross depreciation (excess of tax cost over value)	(365,554,228)	(8,946,688)
Net unrealized appreciation/(depreciation)	$1,716,322,660	$(2,541,424)

The difference between cost amounts for financial statement purposes is due primarily to the recognition of pass-through income from a Fund’s investments in master limited partnerships and wash sales. In addition, certain tax cost basis adjustments are finalized at fiscal year-end and therefore have not been determined as of May 31, 2019.

G. Lending of Portfolio Securities

The Alerian Energy Infrastructure ETF has entered into a securities lending agreement with State Street Bank & Trust Co. (“SSB”), the Fund’s lending agent. The Fund may lend its portfolio securities only to borrowers that are approved by SSB. The Fund will limit such lending to not more than 33 1/3% of the value of its total assets. The Fund’s securities held at SSB as custodian shall be available to be lent except those securities the Fund or ALPS Advisors, Inc. specifically identifies in writing as not being available for lending. The borrower pledges and maintains with the Fund collateral consisting of cash (U.S. Dollars only), securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and cash equivalents (including irrevocable bank letters of credit) issued by a person other than the borrower or an affiliate of the borrower. The initial collateral received by the Fund is required to have a value of no less than 102% of the market value of the loaned securities for U.S equity securities and a value of no less than 105% of the market value for non-U.S. equity securities. The collateral is maintained thereafter, at a market value equal to not less than 102% of the current value of the U.S. equity securities on loan and not less than 105% of the current value of the non-U.S. equity securities on loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the customary time period for settlement of securities transactions.

25 | May 31, 2019

Alerian Exchange Traded Funds

Notes to Financial Statements	May 31, 2019 (Unaudited)

Any cash collateral received is reinvested in a money market fund managed by SSB as disclosed in the Fund’s Schedule of Investments and is reflected in the Statements of Assets and Liabilities as a payable for collateral upon return of securities loaned. Non-cash collateral, in the form of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, is not disclosed in the Fund’s Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Fund, and the Fund does not have the ability to re-hypothecate these securities. Income earned by the Fund from securities lending activity is disclosed in the Statement of Operations.

The following is a summary of the Fund's securities lending agreement and related cash and non-cash collateral received as of May 31, 2019.

	Market Value of Securities on Loan	Cash Collateral Recieved	Non-Cash Collateral Received	Total Collateral Received
Alerian Energy Infrastructure ETF	$250,486	$268,727	$–	$268,727

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by SSB. SSB’s indemnity allows for full replacement of securities lent wherein SSB will purchase the unreturned loaned securities on the open market by applying the proceeds of the collateral, or to the extent such proceeds are insufficient or the collateral is unavailable, SSB will purchase the unreturned loan securities at SSB’s expense. However, the Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of May 31, 2019:

Alerian Energy Infrastructure ETF	Remaining contractual maturity of the agreements

Securities Lending Transactions	Overnight & Continuous	Up to 30 days	30-90 days	Greater than 90 days	Total
Common Stocks	$268,727	$–	$–	$–	$268,727
Total Borrowings					268,727
Gross amount of recognized liabilities for securities lending (collateral received)					$268,727

3.  INVESTMENT ADVISORY FEE AND OTHER AFFILIATED TRANSACTIONS

ALPS Advisors, Inc. (the “Adviser”) serves as the Funds’ investment adviser pursuant to an Investment Advisory Agreement with the Trust on behalf of each Fund (the “Advisory Agreement”). Pursuant to the Advisory Agreement, each Fund pays the Adviser an annual management fee for the services and facilities it provides, payable on a monthly basis as a percentage of the relevant Fund’s average daily net assets as set out below.

Fund		Advisory Fee
Alerian MLP ETF	0.85%	up to and including $10 billion
	0.80%	greater than $10 billion up to and including $15 billion
	0.70%	greater than $15 billion up to and including $20 billion
	0.55%	greater than $20 billion up to and including $25 billion
	0.40%	greater than $25 billion

Fund		Advisory Fee
Alerian Energy Infrastructure ETF	0.65%

26 | May 31, 2019

Alerian Exchange Traded Funds

Notes to Financial Statements	May 31, 2019 (Unaudited)

Out of the unitary management fees, the Adviser pays substantially all expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit, independent trustees and other services, except for interest expenses, distribution fees or expenses, brokerage expenses, taxes and extraordinary expenses not incurred in the ordinary course of each Fund's business. The Adviser’s unitary management fee is designed to pay substantially all of each Fund’s expenses and to compensate the Adviser for providing services for each Fund.

ALPS Fund Services, Inc., an affiliate of the Adviser, is the administrator of the Funds.

Each Trustee who is not an officer or employee of the Adviser, any sub-adviser or any of their affiliates (“Independent Trustees”) receives (1) a quarterly retainer of $5,000, (2) a per meeting fee for regularly scheduled meetings of $3,750, (3) $1,500 for any special meeting held outside of a regularly scheduled board meeting, and (4) reimbursement for all reasonable out-of-pocket expenses relating to attendance at meetings. In addition, the Chairman of the Board and Chairman of the Audit Committee each receives a quarterly retainer of $2,000, in connection with their respective roles.

4.	PURCHASES AND SALES OF SECURITIES

For the six months ended May 31, 2019, the cost of purchases and proceeds from sales of investment securities, excluding short-term investments and in-kind transactions, were as follows:

Fund	Purchases	Sales
Alerian MLP ETF	$1,486,015,258	$2,893,866,723
Alerian Energy Infrastructure ETF	6,457,755	6,360,187

For the year ended May 31, 2019, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

Fund	Purchases	Sales
Alerian MLP ETF	$1,023,286,464	$–
Alerian Energy Infrastructure ETF	23,244,307	4,266,185

For the six months ended May 31, 2019, the Alerian Energy Infrastructure ETF had in-kind net realized loss of $25,613.

Gains on in-kind transactions are not considered taxable for federal income tax purposes and losses on in-kind transactions are also not deductible for tax purposes.

5.	MASTER LIMITED PARTNERSHIPS

MLPs are publicly traded partnerships engaged in, among other things, the transportation, storage and processing of minerals and natural resources, and are treated as partnerships for U.S. federal income tax purposes. By confining their operations to these specific activities, their interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity level taxation. To qualify as a MLP and to not be taxed as a corporation, a partnership must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Code. These qualifying sources include, among other things, natural resource-based activities such as the processing, transportation and storage of mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners. The general partner of an MLP is typically owned by a major energy company, an investment fund, the direct management of the MLP, or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners typically own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership’s operations and management.

27 | May 31, 2019

Alerian Exchange Traded Funds

Notes to Financial Statements	May 31, 2019 (Unaudited)

MLPs are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount (“minimum quarterly distributions” or “MQD”). Common and general partner interests also accrue arrearages in distributions to the extent the MQD is not paid. Once common and general partner interests have been paid, subordinated units receive distributions of up to the MQD; however, subordinated units do not accrue arrearages. Distributable cash in excess of the MQD is distributed to both common and subordinated units and generally on a pro rata basis. The general partner is also eligible to receive incentive distributions if the general partner operates the business in a manner which results in distributions paid per common unit surpassing specified target levels. As the general partner increases cash distributions to the limited partners, the general partner receives an increasingly higher percentage of the incremental cash distributions.

6.	CAPITAL SHARE TRANSACTIONS

Shares are created and redeemed by each Fund only in Creation Unit size aggregations of 50,000 Shares. Only broker-dealers or large institutional investors with creation and redemption agreements called Authorized Participants (“AP”) are permitted to purchase or redeem Creation Units from the Funds. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per unit of each Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the AP or as a result of other market circumstances.

7.	RELATED PARTY TRANSACTIONS

The Funds engaged in cross trades between other funds in the Trust during the six months ended May 31, 2019 pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which the Adviser serves as the investment adviser. The Board previously adopted procedures that apply to transactions between the Funds of the Trust pursuant to Rule 17a-7. These transactions related to cross trades during the period complied with the requirements set forth by Rule 17a-7 and the Trust’s procedures.

Transactions related to cross trades during the six months ended May 31, 2019, were as follows:

Fund	Purchase cost paid	Sale proceeds received	Realized gain/(loss) on sales
Alerian MLP ETF	$–	$805,327	$(390,245)
Alerian Energy Infrastructure ETF	433,449	–	–

28 | May 31, 2019

Alerian Exchange Traded Funds

Notes to Financial Statements	May 31, 2019 (Unaudited)

8.	AFFILIATED COMPANIES

As defined by the Investment Company Act of 1940, an affiliated person, including an affiliated company, is one in which a Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund.

For the six months ended May 31, 2019, the Alerian MLP ETF held shares in the following affiliates, as defined by the Investment Company Act of 1940.

Security Name	Share Balance as of November 30, 2018	Purchases	Purchases In-Kind	Sales	Corporate Action	Share Balance as of May 31, 2019	Market Value as of May 31, 2019	Dividends*	Change in Unrealized Gain/(Loss)	Realized Gain/(Loss)
Buckeye Partners LP	12,761,673	2,297,309	1,682,231	(2,885,492)	–	13,855,721	$564,759,188	$–	$250,014,468	$(67,901,422)
Crestwood Equity
Partners LP	4,276,648	706,754	560,476	(1,073,045)	–	4,470,833	158,848,696	–	36,325,028	(3,342,253)
DCP Midstream LP	7,897,589	1,314,145	1,033,141	(2,061,378)	–	8,183,497	248,941,979	–	7,823,019	(21,060,057)
Genesis Energy LP	9,545,334	1,584,662	1,248,465	(2,491,849)	–	9,886,612	215,725,874	–	48,990,786	(37,252,199)
Magellan Midstream
Partners LP	14,961,861	1,017,768	1,758,212	(3,792,983)	–	13,944,858	857,608,767	–	65,814,774	(20,669,442)
NGL Energy
Partners LP	9,846,434	1,686,258	1,303,604	(2,440,703)	–	10,395,593	154,270,600	–	69,562,762	101,488
NuStar Energy LP	8,525,973	1,436,891	1,115,099	(2,203,581)	–	8,874,382	239,253,339	–	73,494,962	(34,120,510)
Plains All American
Pipeline LP	37,215,207	1,656,189	4,553,625	(7,058,770)	–	36,366,251	822,240,935	–	137,054,719	(139,798,133)
Shell Midstream
Partners LP	10,799,735	1,794,271	1,412,087	(2,814,713)	–	11,191,380	235,354,721	–	97,497,509	(62,072,306)
TC PipeLines LP	4,728,180	782,330	618,659	(1,234,033)	–	4,895,136	177,350,777	–	72,822,405	(32,930,792)
							$3,674,354,876	$–	$859,400,432	$(419,045,626)

Investments no longer affiliated as of May 31, 2019
EnLink Midstream LLC	–	25,395,493	834,513	(2,852,320)	–	23,377,686	$242,660,381	$–	$(6,465,442)	$111,336
EQM Midstream
Partners LP	7,247,759	1,208,565	947,754	(1,879,111)	–	7,524,967	324,326,078	–	55,696,549	(71,281,474)
Noble Midstream
Partners LP	–	2,067,196	42,428	(148,651)	–	1,960,973	59,319,433	–	(12,326,710)	(335,099)
Tallgrass Energy LP	12,885,583	2,150,847	1,688,577	(3,225,337)	–	13,499,670	321,157,149	–	49,034,749	(493,306)
Western Midstream
Partners LP(1)	8,761,525	5,969,947	1,407,957	(3,036,491)	5,131,896	18,234,834	532,274,804	–	22,684,552	(17,335,663)
							$1,479,737,845	$–	$108,623,698	$(89,334,206)

GRAND TOTAL							$5,154,092,721	$–	$968,024,130	$(508,379,832)

*	100% of the income received was estimated as Return of Capital.

(1)	Following the 2/27/2019 merger of Western Midstream Partners LP and Western Gas Partners LP, Western Gas Partners LP changed its name to Western Midstream Partners LP on 2/28/2019.

29 | May 31, 2019

Alerian Exchange Traded Funds

Additional Information	May 31, 2019 (Unaudited)

PROXY VOTING RECORDS, POLICIES AND PROCEDURES

Information regarding how each Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 and a description of the Funds’ proxy voting policies and procedures used in determining how to vote for proxies are available without charge on the SEC’s website at www.sec.gov and upon request, by calling (toll-free) 1-866-675-2639.

PORTFOLIO HOLDINGS

The Trust is required to disclose, after its first and third fiscal quarters, the complete schedule of each Fund’s portfolio holdings with the SEC on Form N-Q or as an exhibit to its report on Form N-PORT. Form N-Q or N-PORT reports for each Fund will be available on the SEC’s website at www.sec.gov. Each Fund’s Form N-Q or N-PORT reports will be available without charge, upon request, by calling (toll-free) 1-866-675-2639 or by writing to ALPS ETF Trust at 1290 Broadway, Suite 1100, Denver, Colorado 80203.

TAX INFORMATION

The Fund designates the following as a percentage of taxable ordinary income distributions, or up to the maximum amount allowable, for the calendar year ended December 31, 2018:

	Qualified Dividend Income	Dividend Received Deduction
Alerian Energy Infrastructure ETF	90.13%	40.22%

In early 2019, if applicable, shareholders of record received this information for the distribution paid to them by the Fund during the calendar year 2018 via Form 1099. The Fund will notify shareholders in early 2020 of amounts paid to them by the Fund, if any, during the calendar year 2019.

LICENSING AGREEMENTS

Alerian (the “Licensor”) has entered into an index licensing agreement with ALPS Advisors Inc. (the “Adviser”) with respect to each of the Alerian MLP ETF and the Alerian Energy Infrastructure ETF, to allow the Adviser’s use of AMZI and AMEI. The following disclosure relates to the Licensor:

Alerian is the designer of the construction and methodology for the underlying index (each an “Underlying Index”) for each of the Alerian MLP ETF and the Alerian Energy Infrastructure ETF (each a “Fund” and collectively, the “Funds”). “Alerian,” “Alerian MLP Infrastructure Index,” “Alerian Energy Infrastructure Index,” “Alerian Index Series” and “AMZI” are service marks or trademarks of Alerian. Alerian acts as brand licensor for each Underlying Index. Alerian is not responsible for the descriptions of either Underlying Index or the Funds that appear herein. Alerian is not affiliated with the Trust, the Adviser or the Distributor.

Neither Fund is issued, sponsored, endorsed, sold or promoted by Alerian (“Licensor”) or its affiliates. Licensor makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the Alerian MLP Infrastructure Index (“Index”) to track general market performance. Licensor’s only relationship to the Licensee is the licensing of the Index which is determined, composed and calculated by Licensor without regard to the Licensee or the Fund. Licensor has no obligation to take the needs of the Licensee or the owners of the Fund into consideration in determining, composing or calculating the Index. Licensor is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Fund to be issued or in the determination or calculation of the equation by which the Fund is to be converted into cash. Licensor has no obligation or liability in connection with the issuance, administration, marketing or trading of either Fund and is not responsible for and has not participated in the determination of pricing or the timing of the issuance or sale of the Shares of either Fund or in the determination or calculation of the NAV of the relevant Fund. Alerian MLP Infrastructure Index, Alerian MLP Infrastructure Total Return Index, AMZI and AMZIX are trademarks of GKD Index Partners, LLC and their general use is granted under a license from GKD Index Partners, LLC.

30 | May 31, 2019

Alerian Exchange Traded Funds

Additional Information	May 31, 2019 (Unaudited)

LICENSOR DOES NOT GUARANTEE THE QUALITY, ACCURACY AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN AND SHALL HAVE NO LIABILITY FOR ERRORS OR OMISSIONS OF ANY KIND RELATED TO THE INDEX OR DATA. LICENSOR MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR ANY DATA INCLUDED THEREIN IN CONNECTION WITH THE RIGHTS LICENSED TO LICENSEE OR FOR ANY OTHER USE. LICENSOR MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL LICENSOR HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

The Adviser does not guarantee the accuracy and/or the completeness of either Underlying Index or any data included therein, and the Adviser shall have no liability for any errors, omissions or interruptions therein. The Adviser makes no warranty, express or implied, as to results to be obtained by either Fund, owners of the Shares of the relevant Fund or any other person or entity from the use of either Underlying Index or any data included therein. The Adviser makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to either Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall the Adviser have any liability for any special, punitive, direct, indirect, or consequential damages (including lost profits) arising out of matters relating to the use of either Underlying Index, even if notified of the possibility of such damages.

(Applicable to the Alerian Energy Infrastructure ETF only)

The Underlying Index is the exclusive property of GKD Index Partners LLC d/b/a Alerian, which has contracted with S&P Opco, LLC (a subsidiary of S&P Dow Jones Indices LLC) (“S&P Dow Jones Indices”) to calculate and maintain the Underlying Index. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC (“SPFS”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed to S&P Dow Jones Indices. “Calculated by S&P Dow Jones Indices” and its related stylized mark(s) have been licensed for use by Alerian.

The Fund is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices, SPFS, Dow Jones or any of their affiliates (collectively, “S&P Dow Jones Indices Entities”). S&P Dow Jones Indices Entities do not make any representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the Underlying Index to track general market performance. S&P Dow Jones Indices Entities only relationship to Alerian with respect to the Underlying Index is the licensing of certain trademarks, service marks and trade names of S&P Dow Jones Indices Entities and for the providing of calculation and maintenance services related to the Underlying Index. S&P Dow Jones Indices Entities are not responsible for and have not participated in the determination of the prices and amount of the Fund or the timing of the issuance or sale of the Fund or in the determination or calculation of the equation by which the Fund is to be converted into cash. S&P Dow Jones Indices Entities have no obligation or liability in connection with the administration, marketing or trading of the Fund. S&P Dow Jones Indices LLC is not an investment advisor. Inclusion of a security within the Underlying Index is not a recommendation by S&P Dow Jones Indices Entities to buy, sell, or hold such security, nor is it considered to be investment advice.

S&P DOW JONES INDICES ENTITIES DO NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE UNDERLYING INDEX OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES ENTITIES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES ENTITIES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY ALERIAN, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE UNDERLYING INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES ENTITIES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE.

31 | May 31, 2019

866.759.5679 | alpsfunds.com

This report has been prepared for shareholders of the ETFs described herein and may be distributed to others only if preceded or accompanied by a prospectus.

SS&C | ALPS ADVISORS

Semi-Annual Report

May 31, 2019

ALPS Equal Sector Weight ETF (NYSE ARCA: EQL)

An ALPS Advisors Solution

SS&C | ALPS ADVISORS

TABLE OF
CONTENTS

Performance Overview	1
Disclosure of Fund Expenses	3
Schedule of Investments	4
Statements of Assets and Liabilities	5
Statements of Operations	6
Statements of Changes in Net Assets	7
Financial Highlights	8
Notes to Financial Statements	9
Additional Information	14

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary (such as a broker-dealer or bank). Instead, the reports will be made available on the Fund’s website (www.alpsfunds.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund electronically anytime by contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge. You can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account with your financial intermediary.

alpsfunds.com

ALPS Equal Sector Weight ETF

Performance Overview	May 31, 2019 (Unaudited)

Investment Objective

The ALPS Equal Sector Weight ETF (the “Fund”) seeks investment results that replicate as closely as possible, before fees and expenses, the performance of the NYSE Select Sector Equal Weight Total Return IndexSM (the “Underlying Index”).

The Underlying Index is an index of ETFs comprised of all active Select Sector SPDR® ETFs in an equal weighted portfolio. These are the Communication Services Select Sector SPDR® Fund, Consumer Discretionary Select Sector SPDR® Fund, Consumer Staples Select Sector SPDR® Fund, Materials Select Sector SPDR® Fund, Energy Select Sector SPDR® Fund, Technology Select Sector SPDR® Fund, Utilities Select Sector SPDR® Fund, Financial Select Sector SPDR® Fund, Industrial Select Sector SPDR® Fund, Health Care Select Sector SPDR® Fund and Real Estate Select Sector SPDR® Fund (each, an “Underlying Sector ETF” and collectively, the “Underlying Sector ETFs”). In order to track the Underlying Index, the Fund will use a “fund of funds” approach, and seek to achieve its investment objective by investing at least 90% of its total assets in the shares of the Underlying Sector ETFs.

The Underlying Index is designed to track performance of the equally weighted Underlying Sector ETFs. Accordingly, the Underlying Index is rebalanced to an equal weighting quarterly during the months of March, June, September, and December.

Each Underlying Sector ETF is an “index fund” that invests in the equity securities of companies in a particular sector or group of industries. The objective of each Underlying Sector ETF is to track its respective underlying sector index by replicating the securities in the underlying sector index. Together, the Underlying Sector ETFs represent the Underlying Index as a whole.

Performance (as of May 31, 2019)

	6 Months	1 Year	3 Year	5 Year	Since Inception^
ALPS Equal Sector Weight ETF - NAV	0.99%	3.91%	9.52%	7.84%	13.24%
ALPS Equal Sector Weight ETF - Market Price*	1.18%	3.91%	9.52%	7.85%	13.27%
NYSE® Select Sector Equal Weight Total Return Index	1.07%	4.03%	9.67%	8.02%	13.53%
S&P 500® Total Return Index	0.74%	3.78%	11.72%	9.66%	14.33%

Total Expense Ratio (per the current Prospectus) 0.50%. Net Expense Ratio (per the current Prospectus) 0.28%. Net expense ratio reflects the reimbursement of distribution fees for underlying sector ETFs. In addition, the Adviser has contractually agreed, through March 31, 2020, to reduce its advisory fee by 0.19%. This fee waiver may only be terminated by the Fund’s Board of Trustees (and not by the Adviser) prior to such date. Please see the prospectus for additional information.

Performance data quoted represents past performance. Past performance does not guarantee future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data please visit www.alpsfunds.com or call 1.866.675.2639.

NAV is an exchange-traded fund’s per-share value. The per-share dollar amount of the Fund is derived by dividing the total value of all the securities in its portfolio, less any liabilities, by the number of Fund shares outstanding. Market Price is the price at which a share can currently be traded in the market. Information detailing the number of days the Market Price of the Fund was greater than the Fund’s NAV and the number of days it was less than the Fund’s NAV can be obtained at www.alpsfunds.com.

^	The Fund commenced Investment Operations on July 6, 2009 with an Inception Date, the first day of trading on the Exchange, of July 7, 2009.

*	Market Price is based on the midpoint of the bid/ask spread at 4 p.m. ET and does not represent the returns an investor would receive if shares were traded at other times.

The NYSE® Select Sector Equal Weight Total Return Index consists of a strategy that holds all active Select Sector SPDR® ETFs in an equalweighted portfolio. Total return assumes reinvestment of any dividends and distributions realized during a given time period.

S&P 500® Total Return Index: the Standard & Poor’s composite index of 500 stocks, a widely recognized, unmanaged index of common stock prices. Total return assumes reinvestment of any dividends and distributions realized during a given time period.

The indexes are not actively managed and do not reflect any deductions for fees, expenses or taxes. The indexes are reported on a total return basis, which assumes reinvestment of any dividends and distributions realized during a given time period. One cannot invest directly in an index. Index performance does not reflect fund performance.

The Fund’s shares are not individually redeemable. Investors buy and sell shares of the Fund on a secondary market. Only market makers or “authorized participants” may trade directly with the Fund, typically in blocks of 50,000 shares.

The ALPS Equal Sector Weight ETF is not suitable for all investors. Investments in the Fund are subject to investment risks, including possible loss of the principal amount invested.

ALPS Portfolio Solutions Distributor, Inc., a FINRA member, is the distributor for the Fund.

1 | May 31, 2019

ALPS Equal Sector Weight ETF

Performance Overview	May 31, 2019 (Unaudited)

The following table shows the sector weights of both the Fund and the S&P 500® Total Return Index as of May 31, 2019:

Sector Weighting Comparison (as of May 31, 2019)

	EQL*	S&P 500®	+/-
Real Estate	9.5%	3.2%	6.3%
Consumer Staples	9.4%	7.4%	2.0%
Consumer Discretionary	9.3%	10.2%	-0.9%
Communication Services	9.3%	10.4%	-1.1%
Utilities	9.3%	3.4%	5.9%
Technology	9.2%	21.2%	-12.0%
Financials	9.1%	13.2%	-4.1%
Industrials	9.0%	9.3%	-0.3%
Materials	8.8%	2.6%	6.2%
Healthcare	8.8%	14.2%	-5.4%
Energy	8.3%	4.9%	3.4%
Total	100.0%	100.0%

Source: S&P 500®

*	% of Total Investments (excluding investments purchased with collateral from securities loaned). Future holdings are subject to change.

Growth of $10,000 (as of May 31, 2019)

Comparison of Change in Value of $10,000 Investment in the Fund and the Indexes

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the life of the Fund. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

2 | May 31, 2019

ALPS Equal Sector Weight ETF

Disclosure of Fund Expenses	May 31, 2019 (Unaudited)

Shareholder Expense Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs which may include creation and redemption fees or brokerage charges, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the (six month) period and held through May 31, 2019.

Actual Return: The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

Hypothetical 5% Return: The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

The expenses shown in the table are meant to highlight ongoing Fund costs only and do not reflect any transaction costs, such as creation and redemption fees or brokerage charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these costs were included, your costs would have been higher.

	Beginning Account Value 12/1/18	Ending Account Value 5/31/19	Expense Ratio(a)	Expenses Paid During Period 12/1/18 - 5/31/19(b)
ALPS Equal Sector Weight ETF
Actual	$1,000.00	$1,009.90	0.15%	$0.75
Hypothetical (5% return before expenses)	$1,000.00	$1,024.18	0.15%	$0.76

(a)	Annualized, based on the Fund's most recent fiscal half year expenses.

(b)	Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182), divided by 365.

3 | May 31, 2019

ALPS Equal Sector Weight ETF

Schedule of Investments	May 31, 2019 (Unaudited)

Security Description	Shares	Value
EXCHANGE TRADED FUNDS (99.95%)
Communication Services (9.28%)
Communication Services Select Sector SPDR® Fund	297,488	$14,008,710

Consumer Discretionary (9.30%)
Consumer Discretionary Select Sector SPDR® Fund	126,476	14,031,247

Consumer Staples (9.42%)
Consumer Staples Select Sector SPDR® Fund	255,716	14,220,367

Energy (8.31%)
Energy Select Sector SPDR® Fund	213,517	12,548,394

Financials (9.05%)
Financial Select Sector SPDR® Fund	525,260	13,662,013

Healthcare (8.79%)
Health Care Select Sector SPDR® Fund	152,054	13,271,273

Industrials (9.03%)
Industrial Select Sector SPDR® Fund(a)	189,045	13,620,692

Materials (8.83%)
Materials Select Sector SPDR® Fund(a)	252,490	13,318,847

Real Estate (9.53%)
Real Estate Select Sector SPDR® Fund	394,467	14,386,212

Technology (9.13%)
Technology Select Sector SPDR® Fund	191,638	13,776,856

Utilities (9.28%)
Utilities Select Sector SPDR® Fund	240,381	14,002,193

TOTAL EXCHANGE TRADED FUNDS
(Cost $119,860,970)		150,846,804
	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (8.60%)
Money Market Fund (0.06%)
State Street Institutional Treasury Plus Money Market Fund
(Cost $87,381)	2.309%	87,381	$87,381

Investments Purchased with Collateral from Securities Loaned (8.54%)
State Street Navigator Securities Lending Government Money Market Portfolio, 2.34%
(Cost $12,892,865)		12,892,865	12,892,865
TOTAL SHORT TERM INVESTMENTS
(Cost $12,980,246)			12,980,246

TOTAL INVESTMENTS (108.55%)
(Cost $132,841,216)			$163,827,050
LIABILITIES IN EXCESS OF OTHER ASSETS (-8.55%)			(12,906,035)
NET ASSETS - 100.00%			$150,921,015

(a)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $15,699,776.

Common Abbreviations:

SPDR® - Standard & Poor's Depositary Receipts

See Notes to Financial Statements.

4 | May 31, 2019

ALPS Equal Sector Weight ETF

Statement of Assets and Liabilities	May 31, 2019 (Unaudited)

ASSETS:
Investments, at value	$163,827,050
Dividends receivable	7,616
Total Assets	163,834,666

LIABILITIES:
Payable to adviser	20,786
Payable for collateral upon return of securities loaned	12,892,865
Total Liabilities	12,913,651
NET ASSETS	$150,921,015

NET ASSETS CONSIST OF:
Paid-in capital	$118,047,044
Total distributable earnings	32,873,971
NET ASSETS	$150,921,015

INVESTMENTS, AT COST	$132,841,216

PRICING OF SHARES
Net Assets	$150,921,015
Shares of beneficial interest outstanding (Unlimited number of shares authorized, par value $0.01 per share)	2,150,000
Net Asset Value, offering and redemption price per share	$70.20

See Notes to Financial Statements.

5 | May 31, 2019

ALPS Equal Sector Weight ETF

Statement of Operations	For the Six Months Ended May 31, 2019 (Unaudited)

INVESTMENT INCOME:
Dividends	$1,729,284
Securities Lending Income	21,712
Total Investment Income	1,750,996

EXPENSES:
Investment adviser fees	280,075
Total Expenses before waiver/reimbursement	280,075
Less fee waiver/reimbursement by investment adviser	(166,530)
Net Expenses	113,545
NET INVESTMENT INCOME	1,637,451

REALIZED AND UNREALIZED GAIN/(LOSS):
Net realized gain on investments	2,294,017
Net change in unrealized depreciation on investments	(2,612,335)
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(318,318)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,319,133

See Notes to Financial Statements.

6 | May 31, 2019

ALPS Equal Sector Weight ETF

Statements of Changes in Net Assets

	For the Six Months Ended May 31, 2019 (Unaudited)	For the Year Ended November 30, 2018
OPERATIONS:
Net investment income	$1,637,451	$3,463,259
Net realized gain	2,294,017	13,803,509
Net change in unrealized depreciation	(2,612,335)	(11,552,035)
Net increase in net assets resulting from operations	1,319,133	5,714,733

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(1,727,662)	(3,383,829)
Total distributions	(1,727,662)	(3,383,829)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	6,741,934	17,967,851
Cost of shares redeemed	(10,154,420)	(31,840,276)
Net decrease from capital share transactions	(3,412,486)	(13,872,425)
Net decrease in net assets	(3,821,015)	(11,541,521)

NET ASSETS:
Beginning of period	154,742,030	166,283,551
End of period	$150,921,015	$154,742,030

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Beginning shares	2,200,000	2,400,000
Shares sold	100,000	250,000
Shares redeemed	(150,000)	(450,000)
Shares outstanding, end of period	2,150,000	2,200,000

See Notes to Financial Statements.

7 | May 31, 2019

ALPS Equal Sector Weight ETF

Financial Highlights	For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended May 31, 2019 (Unaudited)		For the Year Ended November 30, 2018	For the Year Ended November 30, 2017	For the Year Ended November 30, 2016	For the Year Ended November 30, 2015		For the Year Ended November 30, 2014
NET ASSET VALUE, BEGINNING OF PERIOD	$70.34		$69.28	$59.74	$56.16	$57.01		$50.11

INCOME FROM OPERATIONS:
Net investment income(a)	0.75		1.50	1.37	1.66	1.09		0.90
Net realized and unrealized gain/(loss)	(0.10)		1.02	10.03	3.11	(0.84)		6.90
Total from investment operations	0.65		2.52	11.40	4.77	0.25		7.80

DISTRIBUTIONS:
From net investment income	(0.79)		(1.46)	(1.86)	(1.19)	(1.10)		(0.90)
Total distributions	(0.79)		(1.46)	(1.86)	(1.19)	(1.10)		(0.90)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	(0.14)		1.06	9.54	3.58	(0.85)		6.90
NET ASSET VALUE, END OF PERIOD	$70.20		$70.34	$69.28	$59.74	$56.16		$57.01
TOTAL RETURN(b)	0.99%		3.66%	19.46%	8.62%	0.48%		15.71%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$150,921		$154,742	$166,284	$140,391	$140,407		$139,686

RATIOS TO AVERAGE NET ASSETS
Ratio of expenses excluding waiver/reimbursement to average net assets	0.37	%(c)	0.37%	0.37%	0.37%	0.37%		0.37%
Ratio of expenses including waiver/reimbursement to average net assets	0.15	%(c)	0.15%	0.15%	0.15%	0.21	%(d)	0.34%
Ratio of net investment income excluding waiver/reimbursement to average net assets	1.94	%(c)	1.92%	1.92%	2.71%	1.78%		1.67%
Ratio of net investment income including waiver/reimbursement to average net assets	2.16	%(c)	2.14%	2.14%	2.93%	1.94	%(d)	1.70%
Portfolio turnover rate(e)	3%		14%	5%	13%	6%		3%

(a)	Based on average shares outstanding during the period.

(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices.

(c)	Annualized.
(d)	The effective expense ratio including waivers changed from 0.34% to 0.15% effective April 1, 2015 through March 31, 2016.
(e)	Portfolio turnover for periods less than one year are not annualized and does not include securities received or delivered from processing creations or redemptions in-kind.

See Notes to Financial Statements.

8 | May 31, 2019

ALPS Equal Sector Weight ETF

Notes to Financial Statements	May 31, 2019 (Unaudited)

1. ORGANIZATION

ALPS ETF Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of May 31, 2019, the Trust consists of eighteen separate portfolios. Each portfolio represents a separate series of the Trust. This report pertains solely to the ALPS Equal Sector Weight ETF (the “Fund”). The investment objective of the Fund is to seek investment results that replicate as closely as possible, before fees and expenses, the performance of the NYSE® Select Sector Equal Weight Total Return Index (the “Underlying Index”). The Fund is considered non-diversified and may invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

The Fund’s Shares (“Shares”) are listed on the NYSE Arca, Inc. The Fund issues and redeems Shares at net asset value (“NAV”) in blocks of 50,000 Shares each of which is called a “Creation Unit”. Creation Units are issued and redeemed principally in-kind for securities included in the Underlying Index. Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund.

Pursuant to the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

A. Portfolio Valuation

The Fund’s NAV is determined daily, as of the close of regular trading on the New York Stock Exchange (the “NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Portfolio securities listed on any exchange other than the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and ask prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ, are valued at the last quoted sale price in such market.

The Fund’s investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Trust’s Board of Trustees (the “Board”). When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Fund may be valued in good faith by or under the direction of the Board. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established primary pricing source or the pricing source is not willing to provide a price; a security with respect to which an event has occurred that is most likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; or a security whose price, as provided by the pricing service, does not reflect the security’s “fair value” due to the security being de-listed from a national exchange or the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive from the sale on the applicable exchange or principal market. A variety of factors may be considered in determining the fair value of such securities.

9 | May 31, 2019

ALPS Equal Sector Weight ETF

Notes to Financial Statements	May 31, 2019 (Unaudited)

B. Fair Value Measurements

The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Valuation techniques used to value the Fund’s investments by major category are as follows:

Exchange Traded Funds, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the mean of the most recent quoted bid and ask prices on such day and are generally categorized as Level 2 in the hierarchy. Investments in open-end mutual funds are valued at their closing NAV each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1	–	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;
Level 2	–	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
Level 3	–	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of inputs used to value the Fund’s investments at May 31, 2019:

ALPS Equal Sector Weight ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Exchange Traded Funds*	$150,846,804	$–	$–	$150,846,804
Short Term Investments	12,980,246	–	–	12,980,246
Total	$163,827,050	$–	$–	$163,827,050

*	For a detailed breakdown of sectors, see the accompanying Schedule of Investments.

The Fund did not have any securities that used significant unobservable inputs (Level 3) in determining fair value and there were no transfers into or out of Level 3.

C. Securities Transactions and Investment Income

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the highest cost basis. Dividend income and capital gains distributions, if any, are recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.

D. Dividends and Distributions to Shareholders

Dividends from net investment income of the Fund, if any, are declared and paid quarterly or as the Board may determine from time to time. Distributions of net realized capital gains earned by the Fund, if any, are distributed at least annually.

10 | May 31, 2019

ALPS Equal Sector Weight ETF

Notes to Financial Statements	May 31, 2019 (Unaudited)

E. Federal Tax and Tax Basis Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations. The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of May 31, 2019.

The tax character of the distributions paid during the fiscal year ended November 30, 2018 was as follows:

Ordinary Income
November 30, 2018
ALPS Equal Sector Weight ETF	$3,383,829

Under current law, capital losses maintain their character as short-term or long-term and are carried forward to the next tax year without expiration. As of November 30, 2018, the following amounts are available as carry forwards to the next tax year:

Fund	Short-Term	Long-Term
ALPS Equal Sector Weight ETF	$–	$377,895

As of May 31, 2019, the cost of investments for federal income tax purposes and accumulated net unrealized appreciation/(depreciation) on investments were as follows:

Gross appreciation (excess of value over tax cost)	$33,109,864
Gross depreciation (excess of tax cost over value)	(2,179,789)
Net unrealized appreciation (depreciation)	30,930,075
Cost of investments for income tax purposes	$132,896,975

The differences between book-basis and tax-basis are primarily due to the deferral of losses from wash sales. In addition, certain tax cost basis adjustments are finalized at fiscal year-end and therefore have not been determined as of May 31, 2019.

F. Income Taxes

No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. The Fund evaluates tax positions taken (or expected to be taken) in the course of preparing the Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements.

As of and during the six months ended May 31, 2019, the Fund did not have a liability for any unrecognized tax benefits. The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return, but may extend to four years in certain jurisdictions. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

G. Lending of Portfolio Securities

The Fund has entered into a securities lending agreement with State Street Bank & Trust Co. (“SSB”), the Fund’s lending agent. The Fund may lend its portfolio securities only to borrowers that are approved by SSB. The Fund will limit such lending to not more than 33 1/3% of the value of its total assets. The Fund’s securities held at SSB as custodian shall be available to be lent except those securities the Fund or ALPS Advisors, Inc. specifically identifies in writing as not being available for lending. The borrower pledges and maintains with the Fund collateral consisting of cash (U.S. Dollars only), securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and cash equivalents (including irrevocable bank letters of credit) issued by a person other than the borrower or an affiliate of the borrower. The initial collateral received by the Fund is required to have a value of no less than 102% of the market value of the loaned securities for U.S equity securities and a value of no less than 105% of the market value for non-U.S. equity securities. The collateral is maintained thereafter, at a market value equal to not less than 102% of the current value of the U.S. equity securities on loan and not less than 105% of the current value of the non-U.S. equity securities on loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the customary time period for settlement of securities transactions.

11 | May 31, 2019

ALPS Equal Sector Weight ETF

Notes to Financial Statements	May 31, 2019 (Unaudited)

Any cash collateral received is reinvested in a money market fund managed by SSB as disclosed in the Fund’s Schedule of Investments and is reflected in the Statements of Assets and Liabilities as a payable for collateral upon return of securities loaned. Non-cash collateral, in the form of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, is not disclosed in the Fund’s Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Fund, and the Fund does not have the ability to re-hypothecate these securities. Income earned by the Fund from securities lending activity is disclosed in the Statement of Operations.

The following is a summary of the Fund's securities lending agreement and related cash and non-cash collateral received as of May 31, 2019.

	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
ALPS Equal Sector Weight ETF	$15,699,776	$12,892,865	$3,527,301	$16,420,166

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by SSB. SSB’s indemnity allows for full replacement of securities lent wherein SSB will purchase the unreturned loaned securities on the open market by applying the proceeds of the collateral, or to the extent such proceeds are insufficient or the collateral is unavailable, SSB will purchase the unreturned loan securities at SSB’s expense. However, the Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of May 31, 2019:

ALPS Equal Sector Weight ETF	Remaining contractual maturity of the agreements

Securities Lending Transactions	Overnight & Continuous	Up to 30 days	30-90 days	Greater than 90 days	Total
Common Stocks	$12,892,865	$–	$–	$–	$12,892,865
Total Borrowings					12,892,865
Gross amount of recognized liabilities for securities lending (collateral received)					$12,892,865

3. INVESTMENT ADVISORY FEE AND OTHER AFFILIATED TRANSACTIONS

ALPS Advisors, Inc. (the “Adviser”) serves as the Fund’s investment adviser pursuant to an Investment Advisory Agreement with the Trust on behalf of the Fund (the “Advisory Agreement”). Pursuant to the Advisory Agreement, the Fund pays the Adviser an annual management fee for the services and facilities it provides, payable on a monthly basis at the annual rate of 0.37% of the Fund’s average daily net assets.

Effective March 31, 2019, the Adviser has contractually agreed to waive 0.19% of its annual unitary fee payable by the Fund until at least March 31, 2020. The waiver may only be terminated by the Fund's Board of Trustees prior to such date.

ALPS Portfolio Solutions Distributor, Inc. (“APSD”) is both the distributor for the Fund as well as the Select Sector SPDR exchange traded funds (“Underlying Sector ETFs”) that the Fund invests in. As required by exemptive relief obtained by the Underlying Sector ETFs, the Adviser will reimburse the Fund an amount equal to the distribution fee received by APSD from the Underlying Sector ETFs attributable to the Fund’s investment in the Underlying Sector ETFs, for so long as APSD acts as the distributor to the Fund and the Underlying Sector ETFs. Such reimbursement is generally expected to equal 0.03% annually.

Out of the unitary management fees, the Adviser pays substantially all expenses of the Fund, including licensing fees to the Underlying Index provider, the cost of transfer agency, custody, fund administration, legal, audit, independent trustees and other services, except for acquired fund fees and expenses, interest expenses, distribution fees or expenses, brokerage expenses, taxes and extraordinary expenses not incurred in the ordinary course of the Fund's business. The Adviser’s unitary management fee is designed to pay substantially all of the Fund’s expenses and to compensate the Adviser for providing services to the Fund.

12 | May 31, 2019

ALPS Equal Sector Weight ETF

Notes to Financial Statements	May 31, 2019 (Unaudited)

ALPS Fund Services, Inc., an affiliate of the Adviser, is the administrator of the Fund.

Each Trustee who is not an officer or employee of the Adviser, any sub-adviser or any of their affiliates (“Independent Trustees”) receives (1) a quarterly retainer of $5,000, (2) a per meeting fee for regularly scheduled meetings of $3,750, (3) $1,500 for any special meeting held outside of a regularly scheduled board meeting, and (4) reimbursement for all reasonable out-of-pocket expenses relating to attendance at meetings. In addition, the Chairman of the Board and Chairman of the Audit Committee each receives a quarterly retainer of $2,000, in connection with their respective roles.

4. PURCHASES AND SALES OF SECURITIES

For the six months ended May 31, 2019 the cost of purchases and proceeds from sales of investment securities, excluding short-term investments and in-kind transactions, were as follows:

Fund	Purchases	Sales
ALPS Equal Sector Weight ETF	$4,751,448	$7,639,600

For the year ended May 31, 2019, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

Fund	Purchases	Sales
ALPS Equal Sector Weight ETF	$6,742,235	$7,373,604

For the six months ended May 31, 2019, the ALPS Equal Sector Weight ETF had in-kind net realized gain of $2,686,772.

Gains on in-kind transactions are not considered taxable for federal income tax purposes and losses on in-kind transactions are also not deductible for tax purposes.

5. CAPITAL SHARE TRANSACTIONS

Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 50,000 Shares. Only broker-dealers or large institutional investors with creation and redemption agreements called Authorized Participants (“AP”) are permitted to purchase or redeem Creation Units from the Fund. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per unit of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the AP or as a result of other market circumstances.

13 | May 31, 2019

ALPS Equal Sector Weight ETF

Additional Information	May 31, 2019 (Unaudited)

PROXY VOTING RECORDS, POLICIES AND PROCEDURES

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 and a description of the Fund’s proxy voting policies and procedures used in determining how to vote for proxies are available without charge on the SEC’s website at www.sec.gov and upon request, by calling (toll-free) 1-866-675-2639.

PORTFOLIO HOLDINGS

The Trust is required to disclose, after its first and third fiscal quarters, the complete schedule of the Fund’s portfolio holdings with the SEC on Form N-Q or as an exhibit to its report on Form N-PORT. Forms N-Q or N-PORT reports for the Fund are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q or N-PORT reports are available without charge, upon request, by calling (toll-free) 1-866-675-2639 or by writing to ALPS ETF Trust at 1290 Broadway, Suite 1100, Denver, Colorado 80203.

TAX INFORMATION

The Fund designates the following as a percentage of taxable ordinary income distributions, or up to the maximum amount allowable, for the calendar year ended December 31, 2018:

	Qualified Dividend Income	Dividend Received Deduction
ALPS Equal Sector Weight ETF	77.12%	79.24%

In early 2019, if applicable, shareholders of record received this information for the distribution paid to them by the Fund during the calendar year 2018 via Form 1099. The Fund will notify shareholders in early 2020 of amounts paid to them by the Fund, if any, during the calendar year 2019.

LICENSING AGREEMENT

ICE Data Indices, LLC (“ICE Data” or the “Licensor”) has entered into an index licensing agreement with ALPS Advisors Inc. to allow ALPS Advisors Inc.’s use of the Underlying Index of the ALPS Equal Sector Weight ETF. The following disclosure relates to the Licensor:

NYSE Select Sector Equal Weight IndexSM is a service mark of ICE Data Indices, LLC or its affiliates (“ICE Data”) and has been licensed for use by ALPS Advisors, Inc. (the “Adviser”) in connection with ALPS Equal Sector Weight ETF (the “Fund”). Neither the Trust nor the Fund is sponsored, endorsed, sold or promoted by ICE Data. ICE Data makes no representations or warranties regarding the Adviser or the Fund or the ability of the NYSE Select Sector Equal Weight IndexSM to track general stock market performance.

ICE DATA MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE NYSE SELECT SECTOR EQUAL WEIGHT INDEXSM OR ANY DATA INCLUDED THEREIN. IN NO EVENT SHALL ICE DATA HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

The Adviser does not guarantee the accuracy and/or the completeness of the Underlying Index or any data included therein, and the Adviser shall have no liability for any errors, omissions or interruptions therein. The Adviser makes no warranty, express or implied, as to results to be obtained by the Fund, owners of the Shares of the Fund or any other person or entity from the use of the Underlying Index or any data included therein. The Adviser makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall the Adviser have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Underlying Index even if notified of the possibility of such damages.

14 | May 31, 2019

Intentionally Left Blank

866.759.5679 | alpsfunds.com

This report has been prepared for shareholders of the ETF described herein and may be distributed to others only if preceded or accompanied by a prospectus.

SS&C | ALPS ADVISORS

Semi-Annual Report

May 31, 2019

ALPS Clean Energy ETF (Cboe BZX: ACES)
ALPS Disruptive Technologies ETF (Cboe BZX: DTEC)
ALPS Medical Breakthroughs ETF (NYSE ARCA: SBIO)

An ALPS Advisors Solution

SS&C | ALPS ADVISORS

TABLE OF

CONTENTS

Performance Overview
ALPS Clean Energy ETF	1
ALPS Disruptive Technologies ETF	3
ALPS Medical Breakthroughs ETF	5
Disclosure of Fund Expenses	8
Financial Statements
Schedule of Investments
ALPS Clean Energy ETF	9
ALPS Disruptive Technologies ETF	10
ALPS Medical Breakthroughs ETF	12
Statements of Assets and Liabilities	14
Statements of Operations	15
Statements of Changes in Net Assets
ALPS Clean Energy ETF	16
ALPS Disruptive Technologies ETF	17
ALPS Medical Breakthroughs ETF	18
Financial Highlights	19
Notes to Financial Statements	22
Additional Information	30

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary (such as a broker-dealer or bank). Instead, the reports will be made available on the Funds’ website (www.alpsfunds.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund electronically anytime by contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge. You can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account with your financial intermediary.

alpsfunds.com

ALPS Clean Energy ETF

Performance Overview	May 31, 2019 (Unaudited)

Investment Objective
The ALPS Clean Energy ETF (the “Fund” or “ACES”) seeks investment results that correspond (before fees and expenses) generally to the performance of its underlying index, the CIBC Atlas Clean Energy Total Return Index (NACEX) (the “Underlying Index”). The Underlying Index utilizes a rules-based methodology developed by CIBC National Trust Company, which is designed to provide exposure to a diverse set of U.S. and Canadian companies involved in the clean energy sector including renewables and clean technology.

Fund Performance (as of May 31, 2019)

	6 Months	Since Inception^
ALPS Clean Energy ETF - NAV	8.61%	8.96%
ALPS Clean Energy ETF - Market Price*	7.76%	8.75%
S&P 1000® Total Return Index	-4.10%	-7.64%
CIBC Atlas Clean Energy Total Return Index	8.72%	10.16%

Total Expense Ratio (per the current prospectus) 0.65%.

Performance data quoted represents past performance. Past performance does not guarantee future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data please visit www.alpsfunds.com or call 1.866.759.5679.

NAV is an exchange-traded fund’s per-share value. The per-share dollar amount of the fund is derived by dividing the total value of all the securities in its portfolio, less any liabilities, by the number of fund shares outstanding. Market Price is the price at which a share can currently be traded in the market. Information detailing the number of days the Market Price of the Fund was greater than the Fund’s NAV and the number of days it was less than the Fund’s NAV can be obtained at www.alpsfunds.com.

^	The Fund commenced operations on June 28, 2018, with the first day of trading on the exchange of June 29, 2018. Total return for a period of less than one year is not annualized.

*	Market Price is based on the midpoint of the bid-ask spread at 4 p.m. ET and does not represent the returns an investor would receive if shares were traded at other times.

The Fund is new with limited operating history.

CIBC Atlas Clean Energy Total Return Index is an adjusted market cap weighted index designed to provide exposure to a diverse set of U.S. or Canadian based companies involved in the clean energy sector including renewables and clean technology. The clean energy sector is comprised of companies that provide the products and services which enable the evolution of a more sustainable energy sector. Clean energy business segments include but are not limited to: solar, wind, hydro, geothermal, electric vehicles, LED, biomass, smart grid, energy efficiency and storage. Total return assumes reinvestment of any dividends and distributions realized during a given time period.

The S&P 1000® Total Return Index combines the S&P MidCap 400® and the S&P SmallCap 600® to form an investable benchmark for the mid- to small-cap segment of the U.S. equity market. Total return assumes reinvestment of any dividends and distributions realized during a given time period.

One cannot invest directly in an index. Index performance does not reflect fund performance.

The Fund’s shares are not individually redeemable. Investors buy and sell shares of the Fund on a secondary market. Only market makers or “authorized participants” may trade directly with the Fund, typically in blocks of 50,000 shares.

The ALPS Clean Energy ETF is not suitable for all investors. Investments in the Fund are subject to investment risks, including possible loss of the principal amount invested.

ALPS Portfolio Solutions Distributor, Inc., a FINRA member, is the Distributor for the ALPS Clean Energy ETF.

1 | May 31, 2019

ALPS Clean Energy ETF

Performance Overview	May 31, 2019 (Unaudited)

Top Ten Holdings* (as of May 31, 2019)

First Solar, Inc.	5.44%
Pattern Energy Group, Inc.	5.39%
Brookfield Renewable Partners LP	5.36%
Ormat Technologies, Inc.	5.31%
NextEra Energy Partners LP	5.18%
Itron, Inc.	5.09%
Cree, Inc.	5.03%
Covanta Holding Corp.	4.97%
Northland Power, Inc.	4.95%
Universal Display Corp.	4.83%
Total % of Top 10 Holdings	51.55%

*	% of Total Investments (excluding investments purchased with collateral from securities loaned)

Clean Energy Segment Allocation* (as of May 31, 2019)

Future holdings are subject to change.

Growth of $10,000 (as of May 31, 2019)
Comparison of change in value of a $10,000 investment in the Fund and the Index

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the life of the Fund. Performance calculations are as of the end of each month. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

2 | May 31, 2019

ALPS Disruptive Technologies ETF

Performance Overview	May 31, 2019 (Unaudited)

Investment Objective

ALPS Disruptive Technologies ETF (the “Fund” or “DTEC”) employs a “passive management” - or indexing - investment approach designed to seek investment results that correspond (before fees and expenses) generally to the performance of the Indxx Disruptive Technologies Net Total Return Index (the “Underlying Index”). The Shares of the Fund are listed and trade on the Cboe BZX under the ticker symbol DTEC. The Fund will invest at least 80% of its net assets in securities that comprise the Underlying Index.

The Underlying Index utilizes a rules-based methodology developed by Indxx, LLC (the “Index Provider”), which is designed to identify the companies using disruptive technologies in each of ten thematic areas: Healthcare Innovation, Internet of Things, Clean Energy and Smart Grid, Cloud Computing, Data and Analytics, FinTech, Robotics and Artificial Intelligence, Cybersecurity, 3D Printing, and Mobile Payments (each a “Theme” and together, the “Themes”). Companies using disruptive technologies are those that are entering traditional markets with new digital forms of production and distribution, seek to disrupt an existing market and value network, displace established market-leading firms, products and alliances and increasingly gain market share. The Underlying Index is compiled by the Index Provider and may be comprised of U.S. and non-U.S. companies, including foreign and emerging markets companies. In order to be eligible for inclusion in the Underlying Index’s Index Universe, a company’s stock must be traded on one or more major global securities exchanges, have a minimum market capitalization of at least $500 million, and have a six month minimum average daily trading volume of $2 million, and the company must derive a minimum of 50% of its revenue from a single Theme. All equity securities meeting the above criteria are selected for inclusion in the Index Universe. From the Index Universe, the Underlying Index methodology selects ten stocks in each Theme according to proprietary quantitative and qualitative factors. The eligible stocks that are selected for inclusion in the Index’s portfolio are equally weighted. The Underlying Index is reconstituted annually on the third Friday of September and rebalanced quarterly.

Fund Performance (as of May 31, 2019)

	6 Months	1 Year	Since Inception^
ALPS Disruptive Technologies ETF - NAV	8.68%*	3.17%	9.34%
ALPS Disruptive Technologies ETF - Market Price**	8.60%	2.54%	9.31%
MSCI All Country World Net Total Return Index	1.40%	-1.29%	-0.90%
Indxx Disruptive Technologies Net Total Return Index	8.49%	3.12%	9.47%

Total Expense Ratio (per the current prospectus) 0.50%.

Performance data quoted represents past performance. Past performance does not guarantee future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data please visit www.alpsfunds.com or call 1.866.759.5679.

NAV is an exchange-traded fund’s per-share value. The per-share dollar amount of the fund is derived by dividing the total value of all the securities in its portfolio, less any liabilities, by the number of fund shares outstanding. Market Price is the price at which a share can currently be traded in the market. Information detailing the number of days the Market Price of the Fund was greater than the Fund’s NAV and the number of days it was less than the Fund’s NAV can be obtained at www.alpsfunds.com.

^	The Fund commenced operations on December 28, 2017, with the first day of trading on the exchange of December 29, 2017.

*	Excludes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value and total return for shareholder transactions reported to the market may differ from the net asset value for financial reporting purposes.

**	Market Price is based on the midpoint of the bid-ask spread at 4 p.m. ET and does not represent the returns an investor would receive if shares were traded at other times.

Indxx Disruptive Technologies Net Total Return Index (Ticker: IDTEC) is based around companies that enter traditional markets with new digital forms of production and distribution, are likely to disrupt an existing market and value network, displace established market leading firms, products and alliances and increasingly gain market share. Total Return assumes reinvestment of any dividends and distributions realized during a given time period. Net Total Return (NTR) is obtained by reinvesting the net dividend, which is equal to the ordinary gross dividend minus the amount of withholding tax.

The MSCI All Country World Net Total Return Index, MSCI’s flagship global equity index, is designed to represent performance of the full opportunity set of large- and mid-cap stocks across 23 developed and 24 emerging markets. As of September 2018, it covers more than 2,700 constituents across 11 sectors and approximately 85% of the free float-adjusted market capitalization in each market.

One cannot invest directly in an index. Index performance does not reflect fund performance.

3 | May 31, 2019

ALPS Disruptive Technologies ETF

Performance Overview	May 31, 2019 (Unaudited)

The Fund’s shares are not individually redeemable. Investors buy and sell shares of the Fund on a secondary market. Only market makers or “authorized participants” may trade directly with the Fund, typically in blocks of 50,000 shares.

The ALPS Disruptive Technologies ETF is not suitable for all investors. Investments in the Fund are subject to investment risks, including possible loss of the principal amount invested.

ALPS Portfolio Solutions Distributor, Inc., a FINRA member, is the Distributor for the ALPS Disruptive Technologies ETF.

Top Ten Holdings* (as of May 31, 2019)

Okta, Inc.	1.42%
SLM Solutions Group AG	1.36%
Worldpay, Inc.	1.30%
Align Technology, Inc.	1.25%
LendingTree, Inc.	1.25%
Silicon Laboratories, Inc.	1.22%
Temenos AG	1.22%
Xero, Ltd.	1.21%
Wirecard AG	1.21%
Thomson Reuters Corp.	1.19%
Total % of Top 10 Holdings	12.63%

*	% of Total Investments (excluding investments purchased with collateral from securities loaned)

Thematic Allocation* (as of May 31, 2019)

Future holdings are subject to change.

Growth of $10,000 (as of May 31, 2019)
Comparison of change in value of a $10,000 investment in the Fund and the Index

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the life of the Fund. Performance calculations are as of the end of each month. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4 | May 31, 2019

ALPS Medical Breakthroughs ETF

Performance Overview	May 31, 2019 (Unaudited)

Investment Objective

ALPS Medical Breakthroughs ETF (the “Fund” or “SBIO”) employs a “passive management” - or indexing - investment approach designed to seek investment results that correspond (before fees and expenses) generally to the performance of the Poliwogg Medical Breakthroughs Total Return IndexSM (the “Underlying Index”).

The Underlying Index is comprised of small- and mid-cap stocks of biotechnology companies that have one or more drugs in either Phase II or Phase III U.S. Food and Drug Administration (“FDA”) clinical trials. In a Phase II trial, the drug is administered to a group of 100-300 people to see if it is effective and to evaluate its safety. In a Phase III trial, the drug is given to a larger group, between 500-3,000 people, to confirm its effectiveness, monitor side effects, compare it to commonly used treatments and collect information that will allow the drug or treatment to be used safely. Stocks selected for inclusion in the Underlying Index must be listed on a U.S. stock exchange. Underlying Index constituents must have a market capitalization of no less than $200 million and no more than $5 billion. Stocks included in the Underlying Index must also sustain an average daily trading volume in excess of $1 million for the 90-day period preceding an Underlying Index reconstitution. Constituents must be able to sustain the monthly rates at which they use shareholder capital (“cash burn rates”) for at least 24 months. The Underlying Index is reconstituted semi-annually on the third Fridays of June and December.

Fund Performance (as of May 31, 2019)

	6 Months	1 Year	3 Year	Since Inception^
ALPS Medical Breakthroughs ETF - NAV	-1.03%	-12.97%	10.06%	7.44%
ALPS Medical Breakthroughs ETF - Market Price*	-1.00%	-12.92%	10.06%	7.45%
Poliwogg Medical Breakthroughs Total Return Index	-0.75%	-12.84%	10.34%	7.80%
NASDAQ Biotechnology Total Return Index	-8.22%	-7.39%	2.89%	0.11%

Total Expense Ratio (per the current prospectus) 0.50%

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For most current month-end performance data please visit www.alpsfunds.com or call 1.844.234.5852.

NAV is an exchange-traded fund’s per-share value. The per-share dollar amount of the fund is derived by dividing the total value of all the securities in its portfolio, less any liabilities, by the number of fund shares outstanding. Market Price is the price at which a share can currently be traded in the market. Information detailing the number of days the Market Price of the Fund was greater than the Fund’s NAV and the number of days it was less than the Fund’s NAV can be obtained at www.alpsfunds.com.

^	The Fund commenced investment operations on December 31, 2014.

*	Market Price is based on the midpoint of the bid-ask spread at 4 p.m. ET and does not represent the returns an investor would receive if shares were traded at other times.

NASDAQ Biotechnology Total Return Index (Ticker: NBI) is a modified market capitalization-weighted index designed to measure the performance of the all NASDAQ stocks in the biotechnology sector. Total return assumes reinvestment of any dividends and distributions realized during a given time period.

Poliwogg Medical Breakthroughs Total Return Index is designed to capture research and development opportunities in the pharmaceutical industry. PMBI consists of small-cap and mid-cap pharmaceutical and biotechnology stocks listed on U.S. stock exchanges that have one or more drugs in either Phase II or Phase III U.S. FDA clinical trials. Total return assumes reinvestment of any dividends and distributions realized during a given time period.

One cannot invest directly in an index. Index performance does not reflect fund performance.

Companies in the pharmaceuticals and biotechnology industry may be subject to extensive litigation based on product liability and similar claims. Legislation introduced or considered by certain governments on such industries or on the healthcare sector cannot be predicted.

Companies in the pharmaceuticals industry are subject to competitive forces that may make it difficult to raise prices and, in fact, may result in price discounting. The profitability of some companies in the pharmaceuticals industry may be dependent on a relatively limited number of products. In addition, their products can become obsolete due to industry innovation, changes in technologies or other market developments. Many new products in the pharmaceuticals industry are subject to government approvals, regulation and reimbursement rates. The process of obtaining government approvals may be long and costly. Many companies in the pharmaceuticals industry are heavily dependent on patents and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.

5 | May 31, 2019

ALPS Medical Breakthroughs ETF

Performance Overview	May 31, 2019 (Unaudited)

The development of new drugs generally has a high failure rate, and such failures may negatively impact the stock price of the company developing the failed drug. Biotechnology companies may have persistent losses during a new product’s transition from development to production. In order to fund operations, biotechnology companies may require financing from the capital markets, which may not always be available on satisfactory terms or at all.

The Fund’s shares are not individually redeemable. Investors buy and sell shares of the Fund on a secondary market. Only market makers or “authorized participants” may trade directly with the Fund, typically in blocks of 50,000 shares.

The ALPS Medical Breakthroughs ETF is not suitable for all investors. Investments in the Fund are subject to investment risks, including possible loss of the principal amount invested.

ALPS Portfolio Solutions Distributor, Inc., a FINRA member, is the Distributor for the ALPS Medical Breakthroughs ETF.

ALPS Portfolio Solutions Distributor, Inc. is not affiliated with S-Network Global Indexes, Inc.

Top Ten Holdings* (as of May 31, 2019)

Array BioPharma, Inc.	5.68%
Galapagos NV	5.56%
Ascendis Pharma A/S	4.93%
Global Blood Therapeutics, Inc.	4.59%
United Therapeutics Corp.	3.60%
Arena Pharmaceuticals, Inc.	3.56%
Agios Pharmaceuticals, Inc.	3.49%
Immunomedics, Inc.	3.38%
Mirati Therapeutics, Inc.	3.14%
FibroGen, Inc.	3.14%
Total % of Top 10 Holdings	41.07%

*	% of Total Investments (excluding investments purchased with collateral from securities loaned)

Sector Allocation* (as of May 31, 2019)

Future holdings are subject to change.

6 | May 31, 2019

ALPS Medical Breakthroughs ETF

Performance Overview	May 31, 2019 (Unaudited)

Growth of $10,000 (as of May 31, 2019)
Comparison of change in value of a $10,000 investment in the Fund and the Index

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the life of the Fund. Performance calculations are as of the end of each month. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

7 | May 31, 2019

ALPS ETF Trust

Disclosure of Fund Expenses	May 31, 2019 (Unaudited)

Shareholder Expense Example: As a shareholder of a Fund, you incur two types of costs: (1) transaction costs which may include creation and redemption fees or brokerage charges, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds. It is based on an investment of $1,000 invested at the beginning of the (six month) period and held through May 31, 2019.

Actual Return: The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

Hypothetical 5% Return: The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the table are meant to highlight ongoing Fund costs only and do not reflect any transaction costs, such as creation and redemption fees or brokerage charges. Therefore, the second line is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these costs were included, your costs would have been higher.

	Beginning Account Value 12/1/18	Ending Account Value 5/31/19	Expense Ratio(a)	Expenses Paid During Period 12/1/18 - 5/31/19(b)
ALPS Clean Energy ETF
Actual	$1,000.00	$1,086.10	0.65%	$3.38
Hypothetical (5% return before expenses)	$1,000.00	$1,021.69	0.65%	$3.28
ALPS Disruptive Technologies ETF
Actual	$1,000.00	$1,086.40	0.50%	$2.60
Hypothetical (5% return before expenses)	$1,000.00	$1,022.44	0.50%	$2.52
ALPS Medical Breakthroughs ETF
Actual	$1,000.00	$989.70	0.50%	$2.48
Hypothetical (5% return before expenses)	$1,000.00	$1,022.44	0.50%	$2.52

(a)	Annualized, based on the Fund's most recent fiscal half year expenses.

(b)	Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182), divided by 365.

8 | May 31, 2019

ALPS Clean Energy ETF

Schedule of Investments	May 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (88.05%)
Consumer Discretionary (3.14%)
Tesla, Inc.(a)	9,844	$1,822,715

Energy (3.80%)
Green Plains, Inc.	59,022	770,237
Renewable Energy Group, Inc.(a)	55,320	865,205
REX American Resources Corp.(a)	8,407	567,220
Total Energy		2,202,662

Industrials (24.59%)
Acuity Brands, Inc.	21,936	2,712,824
Ameresco, Inc., Class A(a)	24,637	357,237
American Superconductor Corp.(a)(b)	24,901	242,287
Ballard Power Systems, Inc.(a)(b)	236,994	910,057
Covanta Holding Corp.	170,743	2,878,727
Enphase Energy, Inc.(a)(b)	134,943	2,047,085
Plug Power, Inc.(a)(b)	353,672	905,400
Sunrun, Inc.(a)	150,978	2,364,316
TPI Composites, Inc.(a)	45,521	949,113
Vivint Solar, Inc.(a)(b)	61,485	400,882
Willdan Group, Inc.(a)	15,723	489,300
Total Industrials		14,257,228

Information Technology (21.56%)
Cree, Inc.(a)	52,773	2,909,903
First Solar, Inc.(a)	54,286	3,150,759
Itron, Inc.(a)	51,962	2,943,647
SunPower Corp.(a)	93,943	700,815
Universal Display Corp.	19,036	2,796,959
Total Information Technology		12,502,083

Real Estate (4.02%)
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	89,916	2,329,724

Utilities (30.94%)
Boralex, Inc., Class A	132,151	1,804,903
Clearway Energy, Inc., Class C	111,755	1,676,325
Innergex Renewable Energy, Inc.	185,699	1,939,975
Northland Power, Inc.	155,250	2,867,002
Ormat Technologies, Inc.	52,027	3,071,674
Pattern Energy Group, Inc., Class A	147,058	3,119,101
TerraForm Power, Inc., Class A	110,851	1,496,489

Security Description	Shares	Value
Utilities (continued)
TransAlta Renewables, Inc.	197,178	$1,969,446
Total Utilities		17,944,915

TOTAL COMMON STOCKS
(Cost $50,836,267)		51,059,327

MASTER LIMITED PARTNERSHIPS (11.68%)
Energy (1.17%)
Enviva Partners LP	22,155	675,728

Utilities (10.51%)
Brookfield Renewable Partners LP	96,307	3,099,551
NextEra Energy Partners LP	67,703	2,995,858
Total Utilities		6,095,409

TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $6,733,897)		6,771,137

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (6.44%)
Money Market Fund (0.07%)
State Street Institutional Treasury Plus Money Market Fund
(Cost $39,432)	2.309%	39,432	39,432

Investments Purchased with Collateral from Securities Loaned (6.36%)
State Street Navigator Securities Lending Government Money Market Portfolio, 2.34%
(Cost $3,688,243)		3,688,243	3,688,243
TOTAL SHORT TERM INVESTMENTS
(Cost $3,727,675)			3,727,675

TOTAL INVESTMENTS (106.16%)
(Cost $61,297,839)			$61,558,139
LIABILITIES IN EXCESS OF OTHER ASSETS (-6.16%)			(3,573,944)
NET ASSETS - 100.00%			$57,984,195

(a)	Non-income producing security.
(b)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $3,691,725.

See Notes to Financial Statements.

9 | May 31, 2019

ALPS Disruptive Technologies ETF

Schedule of Investments	May 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.76%)
Communication Services (1.90%)
Netflix, Inc.(a)	1,800	$617,904
Spotify Technology SA(a)	4,528	568,626
Total Communication Services		1,186,530

Consumer Discretionary (0.73%)
iRobot Corp.(a)(b)	5,213	454,104

Financials (5.59%)
American Express Co.	5,879	674,380
LendingClub Corp.(a)	220,419	661,257
LendingTree, Inc.(a)	2,077	780,412
Moody's Corp.	3,747	685,251
S&P Global, Inc.	3,233	691,474
Total Financials		3,492,774

Health Care (11.88%)
ABIOMED, Inc.(a)	1,999	523,578
Align Technology, Inc.(a)	2,748	781,394
Boston Scientific Corp.(a)	16,060	616,865
Cochlear, Ltd.	5,057	702,064
CYBERDYNE, Inc.(a)(b)	107,400	572,853
Demant A/S(a)	21,262	712,158
DENTSPLY SIRONA, Inc.	13,163	709,090
DexCom, Inc.(a)	4,437	538,208
DiaSorin SpA	6,508	665,606
Intuitive Surgical, Inc.(a)	1,190	553,172
Smith & Nephew PLC, Sponsored ADR	16,461	695,806
TransEnterix, Inc.(a)(b)	259,104	347,199
Total Health Care		7,417,993

Industrials (19.70%)
ABB, Ltd., Sponsored ADR	33,520	609,394
ADT, Inc.	83,747	489,920
Aerovironment, Inc.(a)	8,030	519,943
ATS Automation Tooling Systems, Inc.(a)	46,436	699,495
Experian PLC	23,783	717,716
FANUC Corp.	3,738	637,286
IHS Markit, Ltd.(a)	12,000	688,680
Proto Labs, Inc.(a)	6,011	603,204
Prysmian SpA(a)	32,743	546,122
RELX PLC, ADR	29,185	682,053
Schneider Electric SE	8,191	647,861
Sensata Technologies Holding PLC(a)	12,980	554,116
Siemens Gamesa Renewable Energy SA	42,463	661,754

Security Description	Shares	Value
Industrials (continued)
SLM Solutions Group AG(a)	75,147	$847,900
Thomson Reuters Corp.	11,654	740,662
Verisk Analytics, Inc.	5,015	702,100
Vestas Wind Systems A/S	7,862	644,513
Wolters Kluwer NV	9,676	676,029
Xinjiang Goldwind Science & Technology Co., Ltd., Class H	602,000	633,519
Total Industrials		12,302,267

Information Technology (54.85%)
3D Systems Corp.(a)(b)	58,197	470,814
Alarm.com Holdings, Inc.(a)	10,981	640,302
ams AG(b)	22,134	734,816
ANSYS, Inc.(a)	3,551	637,405
Autodesk, Inc.(a)	4,147	667,294
Black Knight, Inc.(a)	12,251	694,509
Check Point Software Technologies, Ltd.(a)	5,359	590,991
Cognex Corp.	12,188	494,833
Dassault Systemes SE	4,399	652,870
FARO Technologies, Inc.(a)	14,119	622,648
First Data Corp., Class A(a)	25,080	637,534
First Solar, Inc.(a)	12,607	731,710
Fiserv, Inc.(a)	7,465	640,945
Fitbit, Inc., Class A(a)	110,400	511,152
FleetCor Technologies, Inc.(a)	2,793	721,181
Fortinet, Inc.(a)	7,696	557,806
Gartner, Inc.(a)	4,480	677,824
Guidewire Software, Inc.(a)	7,036	707,259
InterDigital, Inc.	9,618	610,936
Intuit, Inc.	2,587	633,427
Keyence Corp.	1,032	585,782
Mastercard, Inc., Class A	2,854	717,752
Nemetschek SE	4,300	659,554
NetApp, Inc.	10,001	592,059
NETGEAR, Inc.(a)	17,971	452,869
Okta, Inc.(a)	7,818	885,153
Omron Corp.	14,300	680,922
Palo Alto Networks, Inc.(a)	2,709	542,179
PayPal Holdings, Inc.(a)	6,598	724,131
Proofpoint, Inc.(a)	5,593	628,429
PTC, Inc.(a)	7,081	595,229
Qorvo, Inc.(a)	9,286	568,117
Qualys, Inc.(a)	7,679	680,436
Red Hat, Inc.(a)	3,520	648,736
salesforce.com, Inc.(a)	4,080	617,753
SAP SE, Sponsored ADR	5,965	734,172
ServiceNow, Inc.(a)	2,720	712,450

10 | May 31, 2019

ALPS Disruptive Technologies ETF

Schedule of Investments	May 31, 2019 (Unaudited)

Security Description	Shares	Value
Information Technology (continued)
Silicon Laboratories, Inc.(a)	8,124	$760,163
SimCorp A/S	6,954	678,266
Skyworks Solutions, Inc.	7,982	531,841
Splunk, Inc.(a)	5,146	586,593
Square, Inc.(a)	8,567	530,726
SS&C Technologies Holdings, Inc.	10,414	579,539
Stratasys, Ltd.(a)	27,661	606,052
Symantec Corp.	29,000	543,170
Temenos AG	4,360	759,434
Trend Micro, Inc.	13,048	586,988
Visa, Inc., Class A	4,321	697,107
VMware, Inc., Class A	3,755	664,560
Wirecard AG	4,817	753,922
Worldpay, Inc., Class A(a)	6,657	809,757
Xero, Ltd.(a)	18,252	757,279
Zscaler, Inc.(a)	10,727	736,193
Total Information Technology		34,243,569

Real Estate (2.22%)
Digital Realty Trust, Inc.	5,633	663,117
Equinix, Inc.	1,488	722,855
Total Real Estate		1,385,972

Utilities (2.89%)
Brookfield Renewable Partners LP	20,769	668,431
China Longyuan Power Group Corp., Ltd., Class H	820,000	517,759
NextEra Energy Partners LP	14,004	619,677
Total Utilities		1,805,867

TOTAL COMMON STOCKS
(Cost $62,594,254)		62,289,076
	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (1.88%)
Money Market Fund (0.11%)
State Street Institutional Treasury Plus Money Market Fund
(Cost $69,150)	2.309%	69,150	$69,150

Investments Purchased with Collateral from Securities Loaned (1.77%)
State Street Navigator Securities Lending Government Money Market Portfolio, 2.34%
(Cost $1,107,381)		1,107,381	1,107,381
TOTAL SHORT TERM INVESTMENTS
(Cost $1,176,531)			1,176,531

TOTAL INVESTMENTS (101.64%)
(Cost $63,770,785)			$63,465,607
LIABILITIES IN EXCESS OF OTHER ASSETS (-1.64%)			(1,026,141)
NET ASSETS - 100.00%			$62,439,466

(a)	Non-income producing security.
(b)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $1,918,869.

See Notes to Financial Statements.

11 | May 31, 2019

ALPS Medical Breakthroughs ETF

Schedule of Investments	May 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (100.02%)
Biotechnology (100.02%)
Abeona Therapeutics, Inc.(a)(b)	113,695	$618,501
AC Immune SA(a)(b)	159,749	808,330
Acceleron Pharma, Inc.(a)	122,224	4,875,515
Achillion Pharmaceuticals, Inc.(a)	328,724	913,853
Acorda Therapeutics, Inc.(a)	112,960	1,049,398
Adamas Pharmaceuticals, Inc.(a)(b)	64,826	304,682
Aduro Biotech, Inc.(a)	188,305	611,991
Agios Pharmaceuticals, Inc.(a)	131,976	6,093,332
Akebia Therapeutics, Inc.(a)	277,197	1,233,527
Albireo Pharma, Inc.(a)	28,386	933,899
AMAG Pharmaceuticals, Inc.(a)	82,321	784,519
AnaptysBio, Inc.(a)	63,442	4,619,212
Apellis Pharmaceuticals, Inc.(a)	133,379	2,679,584
Arbutus Biopharma Corp.(a)	131,617	239,543
Arena Pharmaceuticals, Inc.(a)	117,165	6,210,917
ArQule, Inc.(a)	258,477	1,858,450
Array BioPharma, Inc.(a)	375,382	9,917,592
Ascendis Pharma A/S, ADR(a)	69,098	8,613,757
Atara Biotherapeutics, Inc.(a)	108,253	2,404,299
Athersys, Inc.(a)(b)	336,147	558,004
Calithera Biosciences, Inc.(a)	90,415	475,583
Cara Therapeutics, Inc.(a)(b)	93,547	1,923,326
CASI Pharmaceuticals, Inc.(a)(b)	225,971	716,328
Catalyst Pharmaceuticals, Inc.(a)	243,644	852,754
ChemoCentryx, Inc.(a)	119,821	1,351,581
Concert Pharmaceuticals, Inc.(a)	55,562	566,177
Corbus Pharmaceuticals Holdings, Inc.(a)(b)	148,542	1,041,279
CRISPR Therapeutics AG(a)(b)	122,842	4,369,490
Emergent BioSolutions, Inc.(a)	121,419	4,847,046
Enanta Pharmaceuticals, Inc.(a)	46,105	4,171,119
Fate Therapeutics, Inc.(a)	153,006	2,949,956
FibroGen, Inc.(a)	151,186	5,478,981
Five Prime Therapeutics, Inc.(a)	84,106	706,490
Flexion Therapeutics, Inc.(a)(b)	89,777	990,240
G1 Therapeutics, Inc.(a)	88,184	1,848,337
Galapagos NV, Sponsored ADR(a)	85,432	9,708,492
Global Blood Therapeutics, Inc.(a)	131,685	8,003,814
GlycoMimetics, Inc.(a)	102,298	1,211,208
Halozyme Therapeutics, Inc.(a)	343,943	5,073,159
ImmunoGen, Inc.(a)	353,566	636,419
Immunomedics, Inc.(a)(b)	451,595	5,902,347

Security Description	Shares	Value
Biotechnology (continued)
Insmed, Inc.(a)	183,882	$4,451,783
Kiniksa Pharmaceuticals, Ltd., Class A(a)(b)	43,758	667,310
Krystal Biotech, Inc.(a)(b)	34,217	1,075,098
Kura Oncology, Inc.(a)	90,203	1,442,346
Ligand Pharmaceuticals, Inc.(a)	48,484	5,206,212
MacroGenics, Inc.(a)	115,190	2,112,585
Madrigal Pharmaceuticals, Inc.(a)	36,504	3,372,970
MediciNova, Inc.(a)(b)	100,009	992,089
MEI Pharma, Inc.(a)	168,728	482,562
Minerva Neurosciences, Inc.(a)	92,182	480,268
Mirati Therapeutics, Inc.(a)(b)	80,936	5,486,651
NuCana PLC, ADR(a)(b)	76,424	917,088
PDL BioPharma, Inc.(a)	346,179	976,225
Progenics Pharmaceuticals, Inc.(a)	200,491	840,057
PTC Therapeutics, Inc.(a)	135,947	5,451,475
Rhythm Pharmaceuticals, Inc.(a)	81,605	2,055,630
Savara, Inc.(a)	83,308	903,059
Synlogic, Inc.(a)	60,348	449,593
Syros Pharmaceuticals, Inc.(a)	79,809	470,873
Tocagen, Inc.(a)	54,432	277,059
uniQure NV(a)	87,602	5,195,675
United Therapeutics Corp.(a)	74,823	6,282,887
UroGen Pharma, Ltd.(a)	46,862	1,596,120
Vericel Corp.(a)	102,796	1,608,757
Viking Therapeutics, Inc.(a)(b)	169,466	1,303,194
Voyager Therapeutics, Inc.(a)	77,207	1,683,885
Xenon Pharmaceuticals, Inc.(a)(b)	59,856	604,546
Total Biotechnology		174,539,028

TOTAL COMMON STOCKS
(Cost $175,019,277)		174,539,028

WARRANTS(0.00%)(c)
(0.00%)
Corium International Inc (Expiring 4/1/2020)	59,464	595

TOTAL WARRANTS
(Cost $-)		595

12 | May 31, 2019

ALPS Medical Breakthroughs ETF

Schedule of Investments	May 31, 2019 (Unaudited)

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (5.38%)
Money Market Fund (0.01%)
State Street Institutional Treasury Plus Money Market Fund
(Cost $11,823)	2.309%	11,823	$11,823

Investments Purchased with Collateral from Securities Loaned (5.37%)
State Street Navigator Securities Lending Government Money Market Portfolio, 2.34%
(Cost $9,366,272)		9,366,272	9,366,272
TOTAL SHORT TERM INVESTMENTS
(Cost $9,378,095)			9,378,095

TOTAL INVESTMENTS (105.40%)
(Cost $184,397,372)			$183,917,718
LIABILITIES IN EXCESS OF OTHER ASSETS (-5.40%)			(9,409,963)
NET ASSETS - 100.00%			$174,507,755

(a)	Non-income producing security.
(b)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $19,143,429.
(c)	Less than .005%.

See Notes to Financial Statements.

13 | May 31, 2019

ALPS ETF Trust

Statements of Assets and Liabilities	May 31, 2019 (Unaudited)

	ALPS Clean Energy ETF	ALPS Disruptive Technologies ETF	ALPS Medical Breakthroughs ETF
ASSETS:
Investments, at value	$61,558,139	$63,465,607	$183,917,718
Foreign Currency, at value (Cost $11,305, $3,435 and $–)	11,305	3,435	–
Dividends receivable	135,899	105,189	34,566
Receivable for investments sold	–	2,222	1,615,849
Total Assets	61,705,343	63,576,453	185,568,133

LIABILITIES:
Payable to adviser	32,867	26,650	78,293
Payable for investments purchased	38	2,956	1,615,813
Payable for collateral upon return of securities loaned	3,688,243	1,107,381	9,366,272
Total Liabilities	3,721,148	1,136,987	11,060,378
NET ASSETS	$57,984,195	$62,439,466	$174,507,755

NET ASSETS CONSIST OF:
Paid-in capital	$57,318,841	$63,518,684	$247,154,245
Total distributable earnings	665,354	(1,079,218)	(72,646,490)
NET ASSETS	$57,984,195	$62,439,466	$174,507,755

INVESTMENTS, AT COST	$61,297,839	$63,770,785	$184,397,372

PRICING OF SHARES
Net Assets	$57,984,195	$62,439,466	$174,507,755
Shares of beneficial interest outstanding (Unlimited number of shares authorized, par value $0.01 per share)	2,150,002	2,200,002	5,400,000
Net Asset Value, offering and redemption price per share	$26.97	$28.38	$32.32

See Notes to Financial Statements.

14 | May 31, 2019

ALPS ETF Trust

Statements of Operations	For the Six Months Ended May 31, 2019 (Unaudited)

	ALPS Clean Energy ETF	ALPS Disruptive Technologies ETF	ALPS Medical Breakthroughs ETF
INVESTMENT INCOME:
Dividends*	$445,824	$318,017	$692,698
Securities Lending Income	76,797	85,571	142,789
Total Investment Income	522,621	403,588	835,487

EXPENSES:
Investment adviser fees	102,869	127,468	468,138
Total Expenses	102,869	127,468	468,138
NET INVESTMENT INCOME	419,752	276,120	367,349

REALIZED AND UNREALIZED GAIN/LOSS
Net realized gain/(loss) on investments	163,317	(623,790)	(20,354,356)
Net realized gain/(loss) on foreign currency transactions	400	(3,483)	–
Total net realized gain/(loss)	163,717	(627,273)	(20,354,356)
Net change in unrealized appreciation on investments	449,739	3,461,578	13,558,443
Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities denominated in foreign currencies	(43)	533	–
Total net change in unrealized appreciation	449,696	3,462,111	13,558,443
NET REALIZED AND UNREALIZED GAIN/LOSS ON INVESTMENTS	613,413	2,834,838	(6,795,913)
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,033,165	$3,110,958	$(6,428,564)
*Net of foreign tax withholding.	$21,835	$16,709	$122,711

See Notes to Financial Statements.

15 | May 31, 2019

ALPS Clean Energy ETF

Statement of Changes in Net Assets

	For the Six Months Ended May 31, 2019 (Unaudited)	For the Period June 28, 2018 (Commencement of Operations) to November 30, 2018
OPERATIONS:
Net investment income	$419,752	$48,640
Net realized gain/(loss)	163,717	(30,533)
Net change in unrealized appreciation/(depreciation)	449,696	(189,451)
Net increase/(decrease) in net assets resulting from operations	1,033,165	(171,344)

DISTRIBUTIONS:
From distributable earnings	(180,439)	–
Total distributions	(180,439)	–
CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	42,223,409	18,954,155
Cost of shares redeemed	(1,362,989)	(2,511,762)
Net increase from capital share transactions	40,860,420	16,442,393
Net increase in net assets	41,713,146	16,271,049

NET ASSETS:
Beginning of period	16,271,049	–
End of period	$57,984,195	$16,271,049

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Beginning shares	650,002	–
Shares sold	1,550,000	750,002
Shares redeemed	(50,000)	(100,000)
Shares outstanding, end of period	2,150,002	650,002

See Notes to Financial Statements.

16 | May 31, 2019

ALPS Disruptive Technologies ETF

Statement of Changes in Net Assets

	For the Six Months Ended May 31, 2019 (Unaudited)	For the Period December 28, 2017 (Commencement of Operations) to November 30, 2018
OPERATIONS:
Net investment income	$276,120	$131,590
Net realized gain/(loss)	(627,273)	625,009
Net change in unrealized appreciation/(depreciation)	3,462,111	(3,766,883)
Net increase/(decrease) in net assets resulting from operations	3,110,958	(3,010,284)

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(147,001)	–
Total distributions	(147,001)	–

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	14,535,496	57,258,516
Cost of shares redeemed	(3,542,933)	(5,765,286)
Net increase from capital share transactions	10,992,563	51,493,230
Net increase in net assets	13,956,520	48,482,946

NET ASSETS:
Beginning of period	48,482,946	–
End of period	$62,439,466	$48,482,946

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Beginning shares	1,850,002	–
Shares sold	500,000	2,050,002
Shares redeemed	(150,000)	(200,000)
Shares outstanding, end of period	2,200,002	1,850,002

See Notes to Financial Statements.

17 | May 31, 2019

ALPS Medical Breakthroughs ETF

Statements of Changes in Net Assets

	For the Six Months Ended May 31, 2019 (Unaudited)	For the Year Ended November 30, 2018
OPERATIONS:
Net investment income/(loss)	$367,349	$(557,556)
Net realized gain/(loss)	(20,354,356)	15,057,328
Net change in unrealized appreciation/(depreciation)	13,558,443	(15,342,539)
Net decrease in net assets resulting from operations	(6,428,564)	(842,767)

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(4,900,375)	(2,404,884)
Total distributions	(4,900,375)	(2,404,884)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	1,362,891	141,518,675
Cost of shares redeemed	(37,220,203)	(44,979,196)
Net increase/(decrease) from capital share transactions	(35,857,312)	96,539,479
Net increase/(decrease) in net assets	(47,186,251)	93,291,828

NET ASSETS:
Beginning of period	221,694,006	128,402,178
End of period	$174,507,755	$221,694,006

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Beginning shares	6,600,000	4,050,000
Shares sold	50,000	3,900,000
Shares redeemed	(1,250,000)	(1,350,000)
Shares outstanding, end of period	5,400,000	6,600,000

See Notes to Financial Statements.

18 | May 31, 2019

ALPS Clean Energy ETF

Financial Highlights	For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended May 31, 2019 (Unaudited)		For the Period June 28, 2018 (Commencement of Operations) to November 30, 2018
NET ASSET VALUE, BEGINNING OF PERIOD	$25.03		$24.95

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (a)	0.35		0.09
Net realized and unrealized gain/(loss)	1.79		(0.01)
Total from investment operations	2.14		0.08

DISTRIBUTIONS:
From net investment income	(0.20)		–
Total distributions	(0.20)		–

Net increase in net asset value	1.94		0.08
NET ASSET VALUE, END OF PERIOD	$26.97		$25.03
TOTAL RETURN(b)	8.61%		0.32%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$57,984		$16,271

Ratio of expenses to average net assets	0.65	%(c)	0.65	%(c)
Ratio of net investment income to average net assets	2.65	%(c)	0.89	%(c)
Portfolio turnover rate(d)	6%		9%

(a)	Based on average shares outstanding during the period.

(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at reinvestment prices. Total return calculated for a period of less than one year is not annualized.

(c)	Annualized.

(d)	Portfolio turnover for periods less than one year are not annualized and does not include securities received or delivered from processing creations or redemptions in-kind.

See Notes to Financial Statements.

19 | May 31, 2019

ALPS Disruptive Technologies ETF

Financial Highlights	For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended May 31, 2019 (Unaudited)		For the Period December 28, 2017 (Commencement of Operations) to November 30, 2018
NET ASSET VALUE, BEGINNING OF PERIOD	$26.21		$25.08

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (a)	0.15		0.13
Net realized and unrealized gain	2.10		1.00	(b)
Total from investment operations	2.25		1.13

DISTRIBUTIONS:
From net investment income	(0.08)		–
Total distributions	(0.08)		–

Net increase in net asset value	2.17		1.13
NET ASSET VALUE, END OF PERIOD	$28.38		$26.21
TOTAL RETURN(c)	8.64%		4.47%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$62,439		$48,483

Ratio of expenses to average net assets	0.50	%(d)	0.50	%(d)
Ratio of net investment income to average net assets	1.08	%(d)	0.53	%(d)
Portfolio turnover rate(e)	12%		33%

(a)	Based on average shares outstanding during the period.
(b)	Net realized and unrealized loss on investments per share does not correlate to aggregate of the net realized and unrealized gain in the Statements of Operations for the year ended November 30, 2018, primarily due to the timing of the sales and repurchases of the Fund's shares in relation to the fluctuating market values for the Fund's portfolio.
(c)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at reinvestment prices. Total return calculated for a period of less than one year is not annualized.
(d)	Annualized.
(e)	Portfolio turnover for periods less than one year are not annualized and does not include securities received or delivered from processing creations or redemptions in-kind.

See Notes to Financial Statements.

20 | May 31, 2019

ALPS Medical Breakthroughs ETF

Financial Highlights	For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended May 31, 2019 (Unaudited)		For the Year Ended November 30, 2018	For the Year Ended November 30, 2017	For the Year Ended November 30, 2016	For the Period December 31, 2014 (Commencement of Operations) to November 30, 2015
NET ASSET VALUE, BEGINNING OF PERIOD	$33.59		$31.70	$24.16	$32.23	$24.64

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income/(loss) (a)	0.06		(0.10)	0.18	(0.09)	(0.13)
Net realized and unrealized gain/(loss)	(0.55)		2.57 (b)	7.36	(7.98)	7.72
Total from investment operations	(0.49)		2.47	7.54	(8.07)	7.59

DISTRIBUTIONS:
From net investment income	(0.78)		(0.58)	–	–	–
Total distributions	(0.78)		(0.58)	–	–	–

Net increase/(decrease) in net asset value	(1.27)		1.89	7.54	(8.07)	7.59
NET ASSET VALUE, END OF PERIOD	$32.32		$33.59	$31.70	$24.16	$32.23
TOTAL RETURN(c)	(1.03)%		7.81%	31.21%	(25.04)%	30.80%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$174,508		$221,694	$128,402	$118,370	$170,824

Ratio of expenses to average net assets	0.50	%(d)	0.50%	0.50%	0.50%	0.50	%(d)
Ratio of net investment income/(loss) to average net assets	0.39	%(d)	(0.27)%	0.66%	(0.38)%	(0.42	)%(d)
Portfolio turnover rate(e)	49%		48%	43%	62%	25%

(a)	Based on average shares outstanding during the period.
(b)	Net realized and unrealized loss on investments per share does not correlate to aggregate of the net realized and unrealized gain in the Statements of Operations for the year ended November 30, 2018, primarily due to the timing of the sales and repurchases of the Fund's shares in relation to the fluctuating market values for the Fund's portfolio.
(c)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at reinvestment prices. Total return calculated for a period of less than one year is not annualized.
(d)	Annualized.
(e)	Portfolio turnover for periods less than one year are not annualized and does not include securities received or delivered from processing creations or redemptions in-kind.

See Notes to Financial Statements.

21 | May 31, 2019

ALPS ETF Trust

Notes to Financial Statements	May 31, 2019 (Unaudited)

1.	ORGANIZATION

ALPS ETF Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of May 31, 2019, the Trust consisted of eighteen separate portfolios. Each portfolio represents a separate series of the Trust. This report pertains to the ALPS Clean Energy ETF, ALPS Disruptive Technologies ETF, and the ALPS Medical Breakthroughs ETF (each a “Fund” and collectively, the “Funds”). ALPS Clean Energy ETF and ALPS Disruptive Technologies ETF are considered non-diversified and may invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund. ALPS Medical Breakthroughs ETF has elected to qualify as a diversified series of the Trust under the 1940 Act.

The investment objective of the ALPS Clean Energy ETF is to seek investment results that correspond generally, before fees and expenses, to the performance of the CIBC Atlas Clean Energy Total Return Index. The investment objective of the ALPS Disruptive Technologies ETF is to seek investment results that correspond generally, before fees and expenses, to the performance of the Indxx Disruptive Technologies Total Return Index. The investment objective of the ALPS Medical Breakthroughs ETF is to seek investment results that correspond generally, before fees and expenses, to the performance of the Poliwogg Medical Breakthroughs Total Return IndexSM.

The shares of the ALPS Clean Energy ETF and ALPS Disruptive Technologies ETF (“Shares”) are listed on the Cboe BZX Exchange, Inc. (the “Cboe BZX”). The shares of the ALPS Medical Breakthroughs ETF (“Shares”) are listed on the NYSE Arca, Inc. (the “NYSE Arca”). Each Fund issues and redeems Shares at net asset value (“NAV”) in blocks of 50,000 Shares, each of which is called a “Creation Unit”. Creation Units are issued and redeemed principally in-kind for securities included in the Underlying Index. Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund.

Pursuant to the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

A. Portfolio Valuation

Each Fund’s NAV is determined daily, as of the close of regular trading on the New York Stock Exchange (the “NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Portfolio securities listed on any exchange other than the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and ask prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ, are valued at the last quoted sale price in such market.

The Funds’ investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Trust’s Board of Trustees (the “Board”). When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Funds may be valued in good faith by or under the direction of the Board. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established primary pricing source or the pricing source is not willing to provide a price; a security with respect to which an event has occurred that is most likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; or a security whose price, as provided by the pricing service, does not reflect the security’s “fair value” due to the security being de-listed from a national exchange or the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive from the sale on the applicable exchange or principal market. A variety of factors may be considered in determining the fair value of such securities.

22 | May 31, 2019

ALPS ETF Trust

Notes to Financial Statements	May 31, 2019 (Unaudited)

B. Fair Value Measurements

Each Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability; including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Valuation techniques used to value the Funds’ investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the mean of the most recent quoted bid and ask prices on such day and are generally categorized as Level 2 in the hierarchy. Investments in open-end mutual funds are valued at their closing NAV each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Various inputs are used in determining the value of each Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1	–	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2	–	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3	–	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

23 | May 31, 2019

ALPS ETF Trust

Notes to Financial Statements	May 31, 2019 (Unaudited)

The following is a summary of the inputs used to value the Funds’ investments at May 31, 2019:

ALPS Clean Energy ETF

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$51,059,327	$–	$–	$51,059,327
Master Limited Partnerships*	6,771,137	–	–	6,771,137
Short Term Investments	3,727,675	–	–	3,727,675
Total	$61,558,139	$–	$–	$61,558,139

ALPS Disruptive Technologies ETF

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$62,289,076	$–	$–	$62,289,076
Short Term Investments	1,176,531	–	–	1,176,531
Total	$63,465,607	$–	$–	$63,465,607

ALPS Medical Breakthroughs ETF

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$174,539,028	$–	$–	$174,539,028
Warrants	–	595	–	595
Short Term Investments	9,378,095	–	–	9,378,095
Total	$183,917,123	$595	$–	$183,917,718

*	For a detailed sector breakdown, see the accompanying Schedule of Investments.

The Funds did not have any securities that used significant unobservable inputs (Level 3) in determining fair value and there were no transfers into or out of Level 3.

C. Foreign Investment Risk

The ALPS Clean Energy ETF and the ALPS Disruptive Technologies ETF may directly purchase securities of foreign issuers. Investments in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers, including, among others, less liquidity generally, greater market volatility than U.S. securities and less complete financial information than for U.S. issuers. In addition, adverse political, economic or social developments could undermine the value of the Fund’s investments or prevent the Fund from realizing the full value of its investments. Financial reporting standards for companies based in foreign markets differ from those in the United States. Finally, the value of the currency of the country in which the Fund has invested could decline relative to the value of the U.S. dollar, which may affect the value of the investment to U.S. investors. The Fund will not enter into transactions to hedge against declines in the value of the Fund’s assets that are denominated in foreign currency.

Countries with emerging markets may have relatively unstable governments and may present the risks of nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets. The economies of emerging markets countries also may be based on only a few industries, making them more vulnerable to changes in local or global trade conditions and more sensitive to debt burdens, inflation rates or adverse news and events.

Because foreign markets may be open on different days than the days during which investors may purchase the shares of the Fund, the value of the Funds’ securities may change on the days when investors are not able to purchase the shares of the Fund. The value of securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE. Any use of a different rate from the rates used by the Index may adversely affect a Fund's ability to track its Index.

24 | May 31, 2019

ALPS ETF Trust

Notes to Financial Statements	May 31, 2019 (Unaudited)

D. Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

E. Other Risks

Equity Risk: A principal risk of investing in the Funds is equity risk, which is the risk that the value of the securities held by the Fund will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate or factors relating to specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of equity securities of an issuer held by a Fund; the price of common stock of an issuer may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the common stocks and other equity securities held by a Fund. In addition, common stock of an issuer in a Fund’s portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.

Small- and Mid- Capitalization Company Risk: Investments in securities of small and mid-capitalization companies are subject to the risks of common stocks. Investments in smaller companies may involve greater risks because these companies generally have a limited track record. Smaller companies often have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. As a result, their performance can be more volatile, which may increase the volatility of the Fund’s portfolio.

Concentration Risk: Each Fund seeks to track its respective Underlying Index, which may have concentration in certain industries or sectors, as well as regions, economies or markets. Underperformance or increased risk in such other concentrated areas may result in underperformance or increased risk in a Fund.

Non-Correlation Risk: Each Fund’s return may not match the return of its respective Underlying Index for a number of reasons. For example, a Fund incurs a number of operating expenses not applicable to its Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of a Fund and its Underlying Index may vary due to asset valuation differences and differences between the Fund’s portfolio and the Underlying Index resulting from legal restrictions. Due to legal and regulatory rules and limitations, a Fund may not be able to invest in all securities included in its Underlying Index. For tax efficiency purposes, a Fund may sell certain securities to realize losses, causing it to deviate from the Underlying Index. The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If a Fund utilizes a sampling approach or otherwise does not hold all of the securities in the Underlying Index, its return may not correlate as well with the return on its Underlying Index, as would be the case if it purchased all of the securities in the Underlying Index with the same weightings as the Underlying Index.

F. Securities Transactions and Investment Income

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the highest cost basis. Dividend income and capital gains distributions, if any, are recorded on the ex-dividend date, net of any foreign taxes withheld. Interest income, if any, is recorded on the accrual basis.

G. Dividends and Distributions to Shareholders

Dividends from net investment income for both ALPS Disruptive Technology ETF and ALPS Medical Breakthroughs ETF, if any, are declared and paid annually or as the Board may determine from time to time. Dividends from net investment income for ALPS Clean Energy ETF, if any, are declared and paid quarterly or as the Board may determine from time to time. Distributions of net realized capital gains earned by the Funds, if any, are distributed at least annually.

H. Federal Tax and Tax Basis Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to the Funds’ capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations. The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of May 31, 2019.

25 | May 31, 2019

ALPS ETF Trust

Notes to Financial Statements	May 31, 2019 (Unaudited)

The tax character of the distributions paid during the fiscal year ended November 30, 2018 were as follows:

	Ordinary Income	Long-Term Capital Gain	Return of Capital
November 30, 2018
ALPS Clean Energy ETF	$–	$–	$–
ALPS Disruptive Technologies ETF	–	–	–
ALPS Medical Breakthroughs ETF	2,404,884	–	–

Under current law, capital losses maintain their character as short-term or long-term and are carried forward to the next tax year without expiration. As of November 30, 2018, the following amounts are available as carry forwards to the next tax year:

Fund	Short-Term	Long-Term
ALPS Clean Energy ETF	$45,617	$–
ALPS Disruptive Technologies ETF	405,478	–
ALPS Medical Breakthroughs ETF	29,843,793	20,430,294

As of May 31, 2019, the cost of investments for federal income tax purposes and accumulated net unrealized appreciation/(depreciation) on investments were as follows:

	ALPS Clean Energy ETF	ALPS Disruptive Technologies ETF	ALPS Medical Breakthroughs ETF
Gross appreciation (excess of value over tax cost)	$4,129,873	$5,722,829	$30,114,743
Gross depreciation (excess of tax cost over value)	(3,775,150)	(6,056,030)	(32,639,161)
Net unrealized appreciation (depreciation)	$354,723	$(333,201)	$(2,524,418)
Cost of investments for income tax purposes	$61,203,416	$63,798,808	$186,442,136

The differences between book-basis and tax-basis are primarily due to the deferral of losses from wash sales. In addition, certain tax cost basis adjustments are finalized at fiscal year-end and therefore have not been determined as of May 31, 2019.

I. Income Taxes

No provision for income taxes is included in the accompanying financial statements, as each Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Each Fund evaluates tax positions taken (or expected to be taken) in the course of preparing the Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements.

As of and during the six month period ended May 31, 2019, each Fund did not have a liability for any unrecognized tax benefits. Each Fund files U.S. federal, state, and local tax returns as required. Each Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return, but may extend to four years in certain jurisdictions. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes. As the ALPS Disruptive Technologies ETF commenced operations on December 28, 2017, and the ALPS Clean Energy ETF commenced operations on June 28, 2018, no tax returns have been filed for either Fund as of the date of this report.

J. Lending of Portfolio Securities

The Funds have entered into a securities lending agreement with State Street Bank & Trust Co. (“SSB”), the Funds’ lending agent. Each Fund may lend their portfolio securities only to borrowers that are approved by SSB. Each Fund will limit such lending to not more than 33 1/3% of the value of its total assets. Each Funds’ securities held at SSB as custodian shall be available to be lent except those securities the Fund or ALPS Advisors, Inc. specifically identifies in writing as not being available for lending. The borrower pledges and maintains with each Fund collateral consisting of cash (U.S. Dollars only), securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and cash equivalents (including irrevocable bank letters of credit) issued by a person other than the borrower or an affiliate of the borrower. The initial collateral received by each Fund is required to have a value of no less than 102% of the market value of the loaned securities for U.S equity securities and a value of no less than 105% of the market value for non-U.S. equity securities. The collateral is maintained thereafter, at a market value equal to not less than 102% of the current value of the U.S. equity securities on loan and not less than 105% of the current value of the non-U.S. equity securities on loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to each Fund on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the customary time period for settlement of securities transactions.

26 | May 31, 2019

ALPS ETF Trust

Notes to Financial Statements	May 31, 2019 (Unaudited)

Any cash collateral received is reinvested in a money market fund managed by SSB as disclosed in the Fund’s Schedule of Investments and is reflected in the Statements of Assets and Liabilities as a payable for collateral upon return of securities loaned. Non-cash collateral, in the form of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, is not disclosed in a Fund’s Statements of Assets and Liabilities as it is held by the lending agent on behalf of each Fund, and each Fund does not have the ability to re-hypothecate these securities. Income earned by the Fund from securities lending activity is disclosed in the Statement of Operations.

The following is a summary of each Fund's securities lending agreement and related cash and non-cash collateral received as of May 31, 2019:

	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
ALPS Clean Energy ETF	$3,691,725	$3,688,243	$300,332	$3,988,575
ALPS Disruptive Technologies ETF	1,918,869	1,107,381	940,543	2,047,924
ALPS Medical Breakthroughs ETF	19,143,429	9,366,272	11,479,372	20,845,644

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by SSB. SSB’s indemnity allows for full replacement of securities lent wherein SSB will purchase the unreturned loaned securities on the open market by applying the proceeds of the collateral or to the extent such proceeds are insufficient or the collateral is unavailable, SSB will purchase the unreturned loan securities at SSB’s expense. However, the Funds could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

The following tables reflect a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of May 31, 2019:

ALPS Clean Energy ETF	Remaining contractual maturity of the agreements
Securities Lending Transactions	Overnight & Continuous	Up to 30 days	30-90 days	Greater than 90 days	Total
Common Stocks	$3,688,243	$–	$–	$–	$3,688,243
Total Borrowings					3,688,243
Gross amount of recognized liabilities for securities lending (collateral received)					$3,688,243

ALPS Disruptive Technologies ETF	Remaining contractual maturity of the agreements
Securities Lending Transactions	Overnight & Continuous	Up to 30 days	30-90 days	Greater than 90 days	Total
Common Stocks	$1,107,381	$–	$–	$–	$1,107,381
Total Borrowings					1,107,381
Gross amount of recognized liabilities for securities lending (collateral received)					$1,107,381

ALPS Medical Breakthroughs ETF	Remaining contractual maturity of the agreements
Securities Lending Transactions	Overnight & Continuous	Up to 30 days	30-90 days	Greater than 90 days	Total
Common Stocks	$9,366,272	$–	$–	$–	$9,366,272
Total Borrowings					9,366,272
Gross amount of recognized liabilities for securities lending (collateral received)					$9,366,272

27 | May 31, 2019

ALPS ETF Trust

Notes to Financial Statements	May 31, 2019 (Unaudited)

3.	INVESTMENT ADVISORY FEE AND OTHER AFFILIATED TRANSACTIONS

ALPS Advisors, Inc. (the “Adviser”) serves as the Funds’ investment adviser pursuant to an Investment Advisory Agreement with the Trust on behalf of each Fund (the “Advisory Agreement”). Pursuant to the Advisory Agreement, each Fund pays the Adviser an annual management fee for the services and facilities it provides, payable on a monthly basis as a percentage of the relevant Fund’s average daily net assets as set out below. From time to time, the Adviser may waive all or a portion of its fee.

Fund	Advisory Fee
ALPS Clean Energy ETF	0.65%
ALPS Disruptive Technologies ETF	0.50%
ALPS Medical Breakthroughs ETF	0.50%

Out of the unitary management fee, the Adviser pays substantially all expenses of each Fund, including licensing fees to the Underlying Index provider, the cost of transfer agency, custody, fund administration, legal, audit, independent trustees and other services, except for interest expenses, distribution fees or expenses, brokerage expenses, taxes and extraordinary expenses not incurred in the ordinary course of each Fund's business. The Adviser’s unitary management fee is designed to pay substantially all of each Fund's expenses and to compensate the Adviser for providing services for each Fund.

ALPS Fund Services, Inc., an affiliate of the Adviser, is the administrator for the Funds.

Each Trustee who is not an officer or employee of the Adviser, any sub-adviser or any of their affiliates (“Independent Trustees”) receives (1) a quarterly retainer of $5,000, (2) a per meeting fee for regularly scheduled meetings of $3,750, (3) $1,500 for any special meeting held outside of a regularly scheduled board meeting, and (4) reimbursement for all reasonable out-of-pocket expenses relating to attendance at meetings. In addition, the Chairman of the Board and Chairman of the Audit Committee each receives a quarterly retainer of $2,000, in connection with their respective roles.

4.	PURCHASES AND SALES OF SECURITIES

For the six months ended May 31, 2019, the cost of purchases and proceeds from sales of investment securities, excluding short-term investments and in-kind transactions, were as follows:

Fund	Purchases	Sales
ALPS Clean Energy ETF	$2,099,284	$2,313,066
ALPS Disruptive Technologies ETF	6,458,966	6,125,779
ALPS Medical Breakthroughs ETF	91,051,890	94,732,497

For the six months ended May 31, 2019, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

Fund	Purchases	Sales
ALPS Clean Energy ETF	$42,225,469	$1,014,866
ALPS Disruptive Technologies ETF	14,221,768	3,467,737
ALPS Medical Breakthroughs ETF	1,364,015	37,229,686

For the six months ended May 31, 2019, the in-kind net realized gains/(losses) were as follows:

Fund	Net Realized Gain/(Loss)
ALPS Clean Energy ETF	$415,071
ALPS Disruptive Technologies ETF	(53,684)
ALPS Medical Breakthroughs ETF	7,852,441

28 | May 31, 2019

ALPS ETF Trust

Notes to Financial Statements	May 31, 2019 (Unaudited)

Gains on in-kind transactions are not considered taxable for federal income tax purposes and losses on in-kind transactions are also not deductible for tax purposes.

5.	CAPITAL SHARE TRANSACTIONS

Shares are created and redeemed by each Fund only in Creation Unit size aggregations of 50,000 Shares. Only broker-dealers or large institutional investors with creation and redemption agreements called Authorized Participants (“AP”) are permitted to purchase or redeem Creation Units from the Funds. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per unit of each Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the AP or as a result of other market circumstances.

6.	RELATED PARTY TRANSACTIONS

The ALPS Medical Breakthroughs ETF engaged in cross trades between other funds in the Trust during the six month period ended May 31, 2019 pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which the Adviser serves as the investment adviser. The Board previously adopted procedures that apply to transactions between the Funds of the Trust pursuant to Rule 17a-7. These transactions related to cross trades during the period complied with the requirements set forth by Rule 17a-7 and the Trust’s procedures.

Transactions related to cross trades during the six month period ended May 31, 2019, were as follows:

Fund	Purchase cost paid	Sale proceeds received	Realized gain/(loss) on sales
ALPS Medical Breakthroughs ETF	$427,299	$–	$–

29 | May 31, 2019

ALPS ETF Trust

Additional Information	May 31, 2019 (Unaudited)

PROXY VOTING RECORDS, POLICIES AND PROCEDURES

Information regarding how each Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 and a description of the Fund’s proxy voting policies and procedures used in determining how to vote for proxies are available without charge on the SEC’s website at www.sec.gov and upon request, by calling (toll-free) 1-866-675-2639.

PORTFOLIO HOLDINGS

The Trust is required to disclose, after its first and third fiscal quarters, the complete schedule of each Fund’s portfolio holdings with the SEC on Form N-Q or as an exhibit to its report on Form N-PORT. Forms N-Q or N-PORT reports for each Fund will be available on the SEC’s website at www.sec.gov. Each Fund’s Forms N-Q or N-PORT reports will be available without charge, upon request, by calling (toll-free) 1-866-675-2639 or by writing to ALPS ETF Trust at 1290 Broadway, Suite 1100, Denver, Colorado 80203.

TAX INFORMATION

The Funds designate the following as a percentage of taxable ordinary income distributions, or up to the maximum amount allowable, for the calendar year ended December 31, 2018:

	Qualified Dividend Income	Dividend Received Deduction
ALPS Clean Energy ETF	100.00%	15.28%
ALPS Disruptive Technologies ETF	100.00%	76.16%
ALPS Medical Breakthroughs ETF	14.09%	0.00%

In early 2019, if applicable, shareholders of record received this information for the distribution paid to them by the Funds during the calendar year 2018 via Form 1099. The Funds will notify shareholders in early 2020 of amounts paid to them by the Fund, if any, during the calendar year 2019.

LICENSING AGREEMENT

ALPS Clean Energy ETF

The CIBC Atlantic Trust Clean Energy Index (the “Underlying Index”) was created by CIBC National Trust Company (“CIBC NTC,” or the “Index Provider”). The Index Provider has entered into a license agreement with ALPS Advisors, Inc. (the “Adviser”) to use the Underlying Index (the “License Agreement”) in connection with the ALPS Clean Energy ETF (“Fund”). The following disclosure relates to the Index Provider and Adviser:

CIBC NTC is the designer of the construction and methodology for the Underlying Index. “CIBC NTC” and “CIBC Atlas Clean Energy Index” are service marks or trademarks of the Index Provider. CIBC NTC acts solely as brand licensor for the Underlying Index, and is not responsible for the descriptions of the Underlying Index or the Fund that appear herein.

The Fund is not sponsored, endorsed, sold or promoted by CIBC NTC or any of its affiliates. CIBC NTC makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities or commodities generally or in the Fund particularly or the ability of the Underlying Index to track the market generally. CIBC NTC does not guarantee the quality, accuracy or completeness of the Underlying Index or any Underlying Index data included herein or derived therefrom and assume no liability in connection with their use. The Underlying Index is determined and composed without regard to the Adviser or the Fund. CIBC NTC has no obligation to take the needs of the Adviser, the Fund or the shareholders of the Fund into consideration in determining, composing or calculating the Underlying Index. CIBC NTC is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Fund to be issued or in the determination or calculation of the equation by which the Fund is to be converted into cash. CIBC NTC has no obligation or liability in connection with the administration, marketing or trading of the Fund and is not responsible for and has not participated in the determination of pricing or the timing of the issuance or sale of the Shares of the Fund or in the determination or calculation of the NAV of the Fund.

30 | May 31, 2019

ALPS ETF Trust

Additional Information	May 31, 2019 (Unaudited)

CIBC NTC does not guarantee the quality, accuracy and/or completeness of the Underlying Index or any data included therein, and CIBC NTC shall have no liability for any errors, omissions, or interruptions of any kind related to the Underlying Index or related data. CIBC NTC makes no warranty, express or implied, as to results to be obtained by the Adviser, the Fund, Fund shareholders or any other person or entity from the use of the Underlying Index or any data included therein. CIBC NTC makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall CIBC NTC have any liability for any special, punitive, indirect, or consequential damages (including lost profits) arising out of matters relating to the use of the Underlying Index, even if notified of the possibility of such damages.

All intellectual property rights in the Underlying Index vests in CIBC NTC. www.alpsfunds.com 15 ALPS CLEAN ENERGY ETF The Underlying Index is the property of CIBC NTC, which has contracted with S&P Opco, LLC (a subsidiary of S&P Dow Jones Indices LLC) to calculate and maintain the Underlying Index. The Underlying Index is not sponsored by S&P Dow Jones Indices or its affiliates or its third party licensors (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices will not be liable for any errors or omissions in calculating the Underlying Index. “Calculated by S&P Dow Jones Indices” and the related stylized mark(s) are service marks of S&P Dow Jones Indices and have been licensed for use by CIBC NTC. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC (“SPFS”), and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”).

The Fund is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices. S&P Dow Jones Indices does not make any representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the Underlying Index to track general market performance. S&P Dow Jones Indices’ only relationship to CIBC NTC with respect to the Underlying Index is the licensing of certain trademarks, service marks and trade names of S&P Dow Jones Indices, and the provision of the calculation services related to the Underlying Index. S&P Dow Jones Indices is not responsible for and has not participated in the determination of the prices and amount of the Fund or the timing of the issuance or sale of the Fund or in the determination or calculation of the equation by which the Fund may be converted into cash or other redemption mechanics. S&P Dow Jones Indices has no obligation or liability in connection with the administration, marketing or trading of the Fund. S&P Dow Jones Indices LLC is not an investment advisor. Inclusion of a security within the Underlying Index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it investment advice.

S&P DOW JONES INDICES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE UNDERLYING INDEX OR ANY DATA RELATED THERETO OR ANY COMMUNICATION WITH RESPECT THERETO, INCLUDING, ORAL, WRITTEN, OR ELECTRONIC COMMUNICATIONS. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY CIBC NTC, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE UNDERLYING INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES, INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME, OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE.

The Index Provider is not affiliated with the Trust, the Adviser or ALPS Portfolio Solutions Distributor, Inc. (the “Distributor”). The Index Provider has entered into a license agreement with the Adviser (the “License Agreement”). The use of the Underlying Index by the Adviser and the Fund is subject to the terms of the License Agreement, which impose certain limitations and conditions on the Fund’s ability to use the Underlying Index.

The Adviser does not guarantee the accuracy and/or the completeness of the Underlying Index or any data included therein, and the Adviser shall have no liability for any errors, omissions or interruptions therein. The Adviser makes no warranty, express or implied, as to results to be obtained by the Fund, owners of the Shares of the Fund or any other person or entity from the use of the Underlying Index or any data included therein. The Adviser makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall the Adviser have any liability for any special, punitive, direct, indirect, or consequential damages (including lost profits) arising out of matters relating to the use of the Underlying Index, even if notified of the possibility of such damages.

31 | May 31, 2019

ALPS ETF Trust

Additional Information	May 31, 2019 (Unaudited)

ALPS Disruptive Technology ETF

The Indxx Disruptive Technologies Index (the “Underlying Index”) is a service mark of Indxx, LLC (“Indxx” or the “Index Provider”) and has been licensed for use for certain purposes by ALPS Advisors, Inc. The ALPS Disruptive Technologies ETF is not sponsored, endorsed, sold or promoted by Indxx and Indxx makes no representation regarding the advisability of investing in the ALPS Disruptive Technologies ETF.

The ALPS Disruptive Technologies ETF is not sponsored, endorsed, sold or promoted by Indxx. Indxx makes no representation or warranty, express or implied, to the owners of the ALPS Disruptive Technologies ETF or any member of the public regarding the advisability of investing in securities generally or in the ALPS Disruptive Technologies ETF particularly. Indxx has no obligation to take the needs of ALPS Advisors, Inc. or the shareholders of ALPS Disruptive Technologies ETF into consideration in determining, composing, or calculating the Underlying Index. Indxx is not responsible for and has not participated in the determination of the timing, amount or pricing of the ALPS Disruptive Technologies ETF shares to be issued or in the determination or calculation of the equation by which the ALPS Disruptive Technologies ETF is to be converted into cash. Indxx has no obligation or liability in connection with the administration, marketing or trading of the ALPS Disruptive Technologies ETF.

INDXX MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO THE RESULTS TO BE OBTAINED BY ANY PERSON OR ENTITY FROM THE USE OF THE INDEX(ES), TRADING BASED ON THE INDEX(ES), OR ANY DATA INCLUDED THEREIN IN CONNECTION WITH THE PRODUCTS, OR FOR ANY OTHER USE. INDXX EXPRESSLY DISCLAIMS ALL WARRANTIES AND CONDITIONS, EXPRESS, STATUTORY, OR IMPLIED, EXCEPT AS SET FORTH IN THIS AGREEMENT. EXCEPT AS OTHERWISE SPECIFICALLY SET FORTH IN THIS AGREEMENT, INDXX HEREBY EXPRESSLY DISCLAIMS ALL IMPLIED WARRANTIES AND CONDITIONS OF MERCHANTABILITY, TITLE, OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE INDEX(ES) OR ANY DATA INCLUDED THEREIN. INDXX DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF ANY DATA SUPPLIED BY IT OR ANY DATA INCLUDED THEREIN. INDXX MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE FUNDS, ITS SHAREHOLDERS OR AFFILIATES, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE DATA SUPPLIED BY INDXX OR ANY DATA INCLUDED THEREIN. INDXX MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE DATA SUPPLIED BY INDXX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL INDXX HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

The Adviser does not guarantee the accuracy and/or the completeness of the Underlying Index or any data included therein, and the Adviser shall have no liability for any errors, omissions or interruptions therein. The Adviser makes no warranty, express or implied, as to results to be obtained by the Fund, owners of the Shares of the Fund or any other person or entity from the use of the Underlying Index or any data included therein. The Adviser makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall the Adviser have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Underlying Index, even if notified of the possibility of such damages.

ALPS Medical Breakthroughs ETF

The Poliwogg Medical Breakthroughs IndexSM is a service mark of S-Network Global Indexes, Inc. and has been licensed for use by ALPS Advisors, Inc. The ALPS Medical Breakthroughs ETF is not sponsored, endorsed, sold or promoted by S-Network Global Indexes, Inc. and S-Network Global Indexes, Inc. makes no representation regarding the advisability of investing in the ALPS Medical Breakthroughs ETF.

The ALPS Medical Breakthroughs ETF is not sponsored, endorsed, sold or promoted by Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“S&P”) or its third party licensors. Neither S&P nor its third party licensors make any representation or warranty, express or implied, to the owners of the ALPS Medical Breakthroughs ETF or any member of the public regarding the advisability of investing in securities generally or in the ALPS Medical Breakthroughs ETF particularly or the ability of the Poliwogg Medical Breakthroughs IndexSM to track general stock market performance. S&P’s and its third party licensor’s only relationship to S-Network Global Indexes, LLC is the licensing of certain trademarks, service marks and trade names of S&P and/or its third party licensors and for the providing of calculation and maintenance services related to the Poliwogg Medical Breakthroughs IndexSM. Neither S&P nor its third party licensors is responsible for and has not participated in the determination of the prices and amount of the ALPS Medical Breakthroughs ETF or the timing of the issuance or sale of the ALPS Medical Breakthroughs ETF or in the determination or calculation of the equation by which the ALPS Medical Breakthroughs ETF is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the ALPS Medical Breakthroughs ETF.

32 | May 31, 2019

ALPS ETF Trust

Additional Information	May 31, 2019 (Unaudited)

NEITHER S&P, ITS AFFILIATES NOR THEIR THIRD PARTY LICENSORS GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE POLIWOGG MEDICAL BREAKTHROUGHS INDEXSM OR ANY DATA INCLUDED THEREIN OR ANY COMMUNICATIONS, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATIONS (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P, ITS AFFILIATES AND THEIR THIRD PARTY LICENSORS SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS OR DELAYS THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO ITS TRADEMARKS, THE INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P, ITS AFFILIATES OR THEIR THIRD PARTY LICENSORS BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE OR CONSEQUENTIAL DAMAGES, INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY OR OTHERWISE.

Standard & Poor’s®, and S&P® are registered trademarks of The McGraw-Hill Companies, Inc.; “Calculated by S&P Custom Indices” and its related stylized mark are service marks of The McGraw-Hill Companies, Inc. These marks have been licensed for use by S-Network Global Indexes, LLC. The Adviser does not guarantee the accuracy and/or the completeness of either Underlying Index or any data included therein, and the Adviser shall have no liability for any errors, omissions or interruptions therein. The Adviser makes no warranty, express or implied, as to results to be obtained by the Funds, owners of the Shares of the Funds or any other person or entity from the use of either Underlying Index or any data included therein. The Adviser makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to either Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall the Adviser have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of either Underlying Index even if notified of the possibility of such damages.

33 | May 31, 2019

866.759.5679 | alpsfunds.com

This report has been prepared for shareholders of the ETFs described herein and may be distributed to others only if preceded or accompanied by a prospectus.

SS&C | ALPS ADVISORS

Semi-Annual Report

May 31, 2019

ALPS Sector Dividend Dogs ETF (NYSE ARCA: SDOG)
ALPS International Sector Dividend Dogs ETF (NYSE ARCA: IDOG)
ALPS Emerging Sector Dividend Dogs ETF (NYSE ARCA: EDOG)

An ALPS Advisors Solution

SS&C | ALPS ADVISORS

TABLE OF

CONTENTS

Performance Overview	1
Disclosure of Fund Expenses	7
Schedule of Investments	8
Statements of Assets and Liabilities	13
Statements of Operations	14
Statements of Changes in Net Assets	15
Financial Highlights	18
Notes to Financial Statements	21
Additional Information	27

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary (such as a broker-dealer or bank). Instead, the reports will be made available on the Funds’ website (www.alpsfunds.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund electronically anytime by contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge. You can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account with your financial intermediary.

alpsfunds.com

ALPS Sector Dividend Dogs ETF

Performance Overview	May 31, 2019 (Unaudited)

Investment Objective

The ALPS Sector Dividend Dogs ETF (the “Fund”) seeks investment results that replicate as closely as possible, before fees and expenses, the performance of the S-Network® Sector Dividend Dogs Index (the “Underlying Index”). The Shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol SDOG. The Fund generally will invest in all of the securities that comprise the Underlying Index in proportion to their weightings in the Underlying Index.

The Underlying Index is a rules based index intended to give investors a means of tracking the overall performance of the highest dividend paying stocks (i.e. “Dividend Dogs”) in the S&P 500® Total Return Index (“SPX”) on a sector-by-sector basis. “Dividend Dogs” refers to the five stocks in each of the Global Industry Classification Standard (“GICS”) sectors, excluding the real estate sector, that make up the S&P 500® Total Return Index which offer the highest dividend yields.

Performance (as of May 31, 2019)

	6 Months	1 Year	3 Year	5 Year	Since Inception^
ALPS Sector Dividend Dogs ETF – NAV	-7.00%	-5.77%	4.07%	5.52%	11.04%
ALPS Sector Dividend Dogs ETF – Market Price*	-7.00%	-5.91%	4.06%	5.50%	11.03%
S-Network® Sector Dividend Dogs Total Return Index	-6.80%	-5.38%	4.54%	6.00%	11.56%
S&P 500® Total Return Index	0.74%	3.78%	11.72%	9.66%	13.04%

Total Expense Ratio (per the current prospectus) 0.40%.

Performance data quoted represents past performance. Past performance does not guarantee future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data please visit www.alpsfunds.com or call 1.866.675.2639.

NAV is an exchange-traded fund’s per-share value. The per-share dollar amount of the Fund is derived by dividing the total value of all the securities in its portfolio, less any liabilities, by the number of Fund shares outstanding. Market Price is the price at which a share can currently be traded in the market. Information detailing the number of days the Market Price of the Fund was greater than the Fund’s NAV and the number of days it was less than the Fund’s NAV can be obtained at www.alpsfunds.com.

^	The Fund Commencement Date was June 29, 2012.

*	Market Price is based on the midpoint of the bid-ask spread at 4 p.m. ET and does not represent the returns an investor would receive if shares were traded at other times.

The S-Network® Sector Dividend Dogs Total Return Index is designed to serve as a fair, impartial and transparent measure of the performance of US large cap equities with above average dividend yields. The Underlying Index is a portfolio of fifty stocks derived from the S&P 500® Index. The index is reported on a total return basis, which assumes reinvestment of any dividends and distributions realized during a given time period.

The S&P 500® Total Return Index is an index of 500 stocks chosen for market size, liquidity and industry grouping among other factors. Total return assumes reinvestment of any dividends and distributions realized during a given time period.

The indexes are not actively managed and do not reflect any deductions for fees, expenses or taxes. One cannot invest directly in an index. Index performance does not reflect fund performance.

The Fund’s shares are not individually redeemable. Investors buy and sell shares of the Fund on a secondary market. Only market makers or “authorized participants” may trade directly with the Fund, typically in blocks of 50,000 shares.

The ALPS Sector Dividend Dogs ETF is not suitable for all investors. Investments in the Fund are subject to investment risks, including possible loss of the principal amount invested.

ALPS Portfolio Solutions Distributor, Inc., a FINRA member, is the distributor for the ETF.

1 | May 31, 2019

ALPS Sector Dividend Dogs ETF

Performance Overview	May 31, 2019 (Unaudited)

Top 10 Holdings* (as of May 31, 2019)

QUALCOMM, Inc.	2.62%
Ford Motor Co.	2.37%
Western Union Co.	2.27%
Johnson Controls International PLC	2.25%
General Mills, Inc.	2.23%
Southern Co.	2.21%
Invesco, Ltd.	2.20%
Entergy Corp.	2.20%
MetLife, Inc.	2.20%
Omnicom Group, Inc.	2.19%
Total % of Top 10 Holdings	22.74%

*	% of Total Investments

Sector Allocation* (as of May 31, 2019)

Financials	10.54%
Utilities	10.45%
Information Technology	10.40%
Communication Services	10.14%
Health Care	9.98%
Industrials	9.93%
Consumer Staples	9.86%
Consumer Discretionary	9.59%
Materials	9.51%
Energy	9.46%
Money Market Fund	0.14%
Total	100.00%

Future holdings are subject to change.

Growth of $10,000 (as of May 31, 2019)

Comparison of Change in Value of $10,000 Investment in the Fund and the Indexes

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the life of the Fund. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

2 | May 31, 2019

ALPS International Sector Dividend Dogs ETF

Performance Overview	May 31, 2019 (Unaudited)

Investment Objective

The ALPS International Sector Dividend Dogs ETF (the “Fund”) seeks investment results that replicate as closely as possible, before fees and expenses, the performance of the S-Network® International Sector Dividend Dogs Net Total Return Index (the “Underlying Index”). The Shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol IDOG. The Fund generally will invest in all of the securities that comprise the Underlying Index in proportion to their weightings in the Underlying Index.

The Underlying Index is a rules-based index intended to give investors a means of tracking the overall performance of the highest dividend paying stocks (i.e. “Dividend Dogs”) in the S-Net International Developed Markets (ex-Americas) Index, a universe of mainly large capitalization stocks in international developed markets not located in the Americas (the “S-Net Developed Markets”) on a sector-by-sector basis. “Dividend Dogs” refers to the five stocks in each of the Global Industry Classification Standard (“GICS”) sectors, excluding the real estate sector, that make up the S-Net Developed Markets which offer the highest dividend yields.

Performance (as of May 31, 2019)

	6 Months	1 Year	3 Year	5 Year	Since Inception^
ALPS International Sector Dividend Dogs ETF – NAV	2.04%	-5.77%	6.27%	-0.41%	3.93%
ALPS International Sector Dividend Dogs ETF – Market Price*	1.43%	-6.22%	6.06%	-0.62%	3.85%
S-Network® International Sector Dividend Dogs Net Total Return Index	2.09%	-5.55%	6.64%	-0.06%	4.30%
MSCI EAFE® Net Total Return Index	2.41%	-5.75%	5.82%	1.27%	4.59%

Total Expense Ratio (per the current prospectus) 0.50%.

Performance data quoted represents past performance. Past performance does not guarantee future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data please visit www.alpsfunds.com or call 1.866.675.2639.

NAV is an exchange-traded fund’s per-share value. The per-share dollar amount of the Fund is derived by dividing the total value of all the securities in its portfolio, less any liabilities, by the number of Fund shares outstanding. Market Price is the price at which a share can currently be traded in the market. Information detailing the number of days the Market Price of the Fund was greater than the Fund’s NAV and the number of days it was less than the Fund’s NAV can be obtained at www.alpsfunds.com.

^	The Fund Commencement Date was June 28, 2013.

*	Market Price is based on the midpoint of the bid-ask spread at 4 p.m. ET and does not represent the returns an investor would receive if shares were traded at other times.

The S-Network® International Sector Dividend Dogs Net Total Return Index is designed to serve as a fair, impartial and transparent measure of the performance of international large cap equities with above average dividend yields. The Underlying Index is a portfolio of fifty stocks derived from the S-Net International Developed Markets Index (ex-Americas) Index. Total Return assumes reinvestment of any dividends and distributions realized during a given time period. Net Total Return (NTR) is obtained by reinvesting the net dividend, which is equal to the ordinary gross dividend minus the amount of withholding tax.

MSCI EAFE® Net Total Return Index is a stock market index that is designed to measure the equity market performance of developed markets outside of the U.S. & Canada.

The indexes are not actively managed and do not reflect any deductions for fees, expenses or taxes. One cannot invest directly in an index. Index performance does not reflect fund performance.

The Fund’s shares are not individually redeemable. Investors buy and sell shares of the Fund on a secondary market. Only market makers or “authorized participants” may trade directly with the Fund, typically in blocks of 50,000 shares.

The ALPS International Sector Dividend Dogs ETF is not suitable for all investors. Investments in the Fund are subject to investment risks, including possible loss of the principal amount invested.

ALPS Portfolio Solutions Distributor, Inc., a FINRA member, is the distributor for the ETF.

3 | May 31, 2019

ALPS International Sector Dividend Dogs ETF

Performance Overview	May 31, 2019 (Unaudited)

Top 10 Holdings* (as of May 31, 2019)

Hitachi, Ltd.	2.48%
Telstra Corp., Ltd.	2.31%
Kyocera Corp.	2.28%
Rio Tinto, Ltd.	2.25%
WPP PLC	2.21%
Wesfarmers, Ltd.	2.19%
Commonwealth Bank of Australia	2.18%
Tokyo Electron, Ltd.	2.17%
Hennes & Mauritz AB	2.14%
Aena SME SA	2.14%
Total % of Top 10 Holdings	22.35%

*	% of Total Investments

Sector Allocation* (as of May 31, 2019)

Information Technology	10.73%
Consumer Discretionary	10.21%
Financials	10.14%
Industrials	10.13%
Energy	10.07%
Communication Services	9.98%
Utilities	9.84%
Materials	9.80%
Health Care	9.26%
Consumer Staples	9.21%
Money Market Fund	0.63%
Total	100.00%

Future holdings are subject to change.

Growth of $10,000 (as of May 31, 2019)

Comparison of Change in Value of $10,000 Investment in the Fund and the Indexes

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the life of the Fund. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4 | May 31, 2019

ALPS Emerging Sector Dividend Dogs ETF

Performance Overview	May 31, 2019 (Unaudited)

Investment Objective

The ALPS Emerging Sector Dividend Dogs ETF (the “Fund”) seeks investment results that replicate as closely as possible, before fees and expenses, the performance of the S-Network® Emerging Sector Dividend Dogs Net Total Return Index (the “Underlying Index”). The Shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol EDOG. The Fund generally will invest in all of the securities that comprise the Underlying Index in proportion to their weightings in the Underlying Index.

The Underlying Index is a rules-based index intended to give investors a means of tracking the overall performance of the highest dividend paying stocks (i.e. “Dividend Dogs”) in the S-Network® Emerging Markets Index, a universe of mainly large capitalization stocks domiciled in emerging markets (the “S-Network Emerging Markets”) on a sector-by-sector basis. “Dividend Dogs” refers to the five stocks in each of the Global Industry Classification Standard (“GICS”) sectors, excluding the real estate sector, that make up the S-Network® Emerging Markets which offer the highest dividend yields. Emerging market countries are countries that major international financial institutions, such as the World Bank, generally consider to be less economically mature than developed nations.

Performance (as of May 31, 2019)

	6 Months	1 Year	3 Year	5 Year	Since Inception^
ALPS Emerging Sector Dividend Dogs ETF – NAV	0.48%	-4.05%	4.19%	-1.19%	0.20%
ALPS Emerging Sector Dividend Dogs ETF – Market Price*	0.48%	-4.08%	4.14%	-1.39%	0.15%
S-Network® Emerging Sector Dividend Dogs Net Total Return Index	0.89%	-3.45%	4.95%	-0.32%	1.05%
MSCI Emerging Markets Net Total Return Index®	1.33%	-8.70%	9.88%	1.79%	2.86%

Total Expense Ratio (per the current prospectus) 0.60%.

Performance data quoted represents past performance. Past performance does not guarantee future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data please visit www.alpsfunds.com or call 1.866.675.2639.

NAV is an exchange-traded fund’s per-share value. The per-share dollar amount of the Fund is derived by dividing the total value of all the securities in its portfolio, less any liabilities, by the number of Fund shares outstanding. Market Price is the price at which a share can currently be traded in the market. Information detailing the number of days the Market Price of the Fund was greater than the Fund’s NAV and the number of days it was less than the Fund’s NAV can be obtained at www.alpsfunds.com.

^	The Fund Commencement Date was March 28, 2014.

*	Market Price is based on the midpoint of the bid-ask spread at 4 p.m. ET and does not represent the returns an investor would receive if shares were traded at other times.

The S-Network® Emerging Sector Dividend Dogs Net Total Return Index is a portfolio of stocks derived from a universe of mainly large capitalization stocks domiciled in emerging markets (the “S-Network Emerging Markets Index” “SNEMX”). The index methodology selects the five stocks in each of the GICS sectors, excluding the real estate sector, that make up the universe which offer the highest dividend yields as of the last trading day of November. The fifty stocks that are selected for inclusion in the portfolio are equally weighted. The universe includes stocks whose domicile and primary exchange listings are in countries identified by the World Bank as Upper Middle Income (certain lower middle income countries are also included, as well as stocks traded on the Taiwan Stock Exchange despite non-recognition by the World Bank). The selection criteria for the universe, in addition to the aforementioned country qualifications, also include requirements for sector inclusion, primary exchange listing, minimum market capitalization, share price, average daily trading volume and other factors. Total Return assumes reinvestment of any dividends and distributions realized during a given time period. Net Total Return (NTR) is obtained by reinvesting the net dividend, which is equal to the ordinary gross dividend minus the amount of withholding tax.

The MSCI Emerging Markets Net Total Return Index® is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets.

The indexes are not actively managed and do not reflect any deductions for fees, expenses or taxes. One cannot invest directly in an index. Index performance does not reflect fund performance.

The Fund’s shares are not individually redeemable. Investors buy and sell shares of the Fund on a secondary market. Only market makers or “authorized participants” may trade directly with the Fund, typically in blocks of 50,000 shares.

The ALPS Emerging Sector Dividend Dogs ETF is not suitable for all investors. Investments in the Fund are subject to investment risks, including possible loss of the principal amount invested.

ALPS Portfolio Solutions Distributor, Inc., a FINRA member, is the distributor for the ETF.

5 | May 31, 2019

ALPS Emerging Sector Dividend Dogs ETF

Performance Overview	May 31, 2019 (Unaudited)

Top 10 Holdings* (as of May 31, 2019)

Zoomlion Heavy Industry Science and Technology Co., Ltd.	2.66%
X5 Retail Group NV	2.49%
Engie Brasil Energia SA	2.42%
MTN Group, Ltd.	2.41%
Wipro, Ltd.	2.38%
Grupo Aeroportuario del Pacifico SAB de CV	2.37%
BB Seguridade Participacoes SA	2.36%
Intouch Holdings PCL, NVDR	2.27%
Astra International Tbk PT	2.22%
Severstal PJSC	2.21%
Total % of Top 10 Holdings	23.79%

*	% of Total Investments (excluding investments purchased with collateral from securities loaned).

Sector Allocation* (as of May 31, 2019)

Industrials	11.22%
Consumer Staples	10.78%
Communication Services	10.72%
Utilities	10.53%
Financials	10.30%
Consumer Discretionary	9.99%
Health Care	9.66%
Information Technology	9.45%
Energy	8.93%
Materials	8.06%
Money Market Fund	0.36%
Total	100.00%

Future holdings are subject to change.

Growth of $10,000 (as of May 31, 2019)

Comparison of Change in Value of $10,000 Investment in the Fund and the Indexes

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the life of the Fund. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

6 | May 31, 2019

ALPS ETF Trust

Disclosure of Fund Expenses	May 31, 2019 (Unaudited)

Shareholder Expense Example: As a shareholder of a Fund, you incur two types of costs: (1) transaction costs which may include creation and redemption fees or brokerage charges, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. It is based on an investment of $1,000 invested at the beginning of the (six month) period and held through May 31, 2019.

Actual Return: The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

Hypothetical 5% Return: The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

The expenses shown in the table are meant to highlight ongoing Fund costs only and do not reflect any transaction costs, such as creation and redemption fees or brokerage charges. Therefore, the second line is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these costs were included, your costs would have been higher.

	Beginning Account Value 12/1/18	Ending Account Value 5/31/19	Expense Ratio(a)	Expenses Paid During Period 12/1/18 - 5/31/19(b)
ALPS Sector Dividend Dogs ETF
Actual	$1,000.00	$930.00	0.40%	$1.92
Hypothetical (5% return before expenses)	$1,000.00	$1,022.94	0.40%	$2.02
ALPS International Sector Dividend Dogs ETF
Actual	$1,000.00	$1,020.40	0.50%	$2.52
Hypothetical (5% return before expenses)	$1,000.00	$1,022.44	0.50%	$2.52
ALPS Emerging Sector Dividend Dogs ETF
Actual	$1,000.00	$1,004.80	0.60%	$3.00
Hypothetical (5% return before expenses)	$1,000.00	$1,021.94	0.60%	$3.02

(a)	Annualized based on the Fund's most recent half-year expenses.

(b)	Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182), divided by 365.

7 | May 31, 2019

ALPS Sector Dividend Dogs ETF

Schedule of Investments	May 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.66%)
Communication Services (10.12%)
AT&T, Inc.	1,215,372	$37,166,076
CenturyLink, Inc.	2,960,114	30,933,191
Interpublic Group of Cos., Inc.	1,636,375	34,723,878
Omnicom Group, Inc.	492,042	38,064,369
Verizon Communications, Inc.	644,338	35,019,770
Total Communication Services		175,907,284

Consumer Discretionary (9.57%)
Ford Motor Co.	4,321,979	41,145,240
General Motors Co.	956,815	31,900,212
Leggett & Platt, Inc.	821,821	29,182,864
Macy's, Inc.	1,574,125	32,379,751
Newell Brands, Inc.	2,358,132	31,646,132
Total Consumer Discretionary		166,254,199

Consumer Staples (9.84%)
Altria Group, Inc.	657,838	32,273,532
Campbell Soup Co.	1,011,151	36,714,893
General Mills, Inc.	782,083	38,666,184
Kraft Heinz Co.	1,132,425	31,311,551
Philip Morris International, Inc.	415,511	32,048,363
Total Consumer Staples		171,014,523

Energy (9.44%)
Helmerich & Payne, Inc.	689,443	33,720,657
Occidental Petroleum Corp.	579,593	28,846,344
ONEOK, Inc.	554,801	35,296,440
Schlumberger, Ltd.	880,563	30,546,730
Williams Cos., Inc.	1,352,172	35,670,297
Total Energy		164,080,468

Financials (10.51%)
Invesco, Ltd.	1,953,012	38,161,854
MetLife, Inc.	824,473	38,098,897
People's United Financial, Inc.	2,122,756	32,626,760
Principal Financial Group, Inc.	729,338	37,611,960
Prudential Financial, Inc.	390,097	36,037,161
Total Financials		182,536,632

Health Care (9.96%)
AbbVie, Inc.	469,447	36,011,279
Bristol-Myers Squibb Co.	708,817	32,159,027
Cardinal Health, Inc.	763,293	32,111,737
Gilead Sciences, Inc.	575,830	35,845,417
Pfizer, Inc.	890,601	36,977,754
Total Health Care		173,105,214

Industrials (9.91%)
Cummins, Inc.	235,534	35,509,106
Eaton Corp. PLC	458,817	34,177,278
Johnson Controls International PLC	1,014,407	39,074,958

Security Description	Shares	Value
Industrials (continued)
Nielsen Holdings PLC	1,398,803	$31,794,792
United Parcel Service, Inc., Class B	340,729	31,660,539
Total Industrials		172,216,673

Information Technology (10.38%)
International Business
Machines Corp.	269,406	34,211,868
QUALCOMM, Inc.	679,308	45,391,360
Seagate Technology PLC	787,322	32,949,426
Western Digital Corp.	765,514	28,492,431
Western Union Co.	2,029,960	39,381,224
Total Information Technology		180,426,309

Materials (9.50%)
CF Industries Holdings, Inc.	903,062	36,339,215
International Paper Co.	795,151	32,974,912
LyondellBasell Industries NV, Class A	417,032	30,964,626
Packaging Corp. of America	373,159	33,241,004
Westrock Co.	965,650	31,480,190
Total Materials		164,999,947

Utilities (10.43%)
Dominion Resources, Inc.	480,703	36,139,252
Edison International	586,268	34,806,731
Entergy Corp.	393,038	38,152,199
PPL Corp.	1,138,644	33,886,045
Southern Co.	715,282	38,267,587
Total Utilities		181,251,814

TOTAL COMMON STOCKS
(Cost $1,866,858,212)		1,731,793,063

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (0.14%)
Money Market Fund
State Street Institutional Treasury Plus Money Market Fund	2.309%	2,467,595	2,467,595
TOTAL SHORT TERM INVESTMENTS
(Cost $2,467,595)			2,467,595

TOTAL INVESTMENTS (99.80%)
(Cost $1,869,325,807)			$1,734,260,658
OTHER ASSETS IN EXCESS OF LIABILITIES (0.20%)			3,461,063
NET ASSETS - 100.00%			$1,737,721,721

See Notes to Financial Statements.

8 | May 31, 2019

ALPS International Sector Dividend Dogs ETF

Schedule of Investments	May 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (98.92%)
Australia (21.03%)
Australia & New Zealand Banking Group, Ltd.	273,647	$5,292,432
BHP Group, Ltd.	201,234	5,271,147
Commonwealth Bank of Australia	101,441	5,524,720
National Australia Bank, Ltd.	292,487	5,374,775
Rio Tinto, Ltd.	81,928	5,700,397
South32, Ltd.	1,963,978	4,523,207
Telstra Corp., Ltd.	2,305,579	5,837,739
Wesfarmers, Ltd.	215,223	5,531,573
Westpac Banking Corp.	275,117	5,236,889
Woodside Petroleum, Ltd.	210,212	5,165,090
Total Australia		53,457,969

Finland (7.12%)
Fortum OYJ	236,260	5,049,131
Nokia OYJ	868,251	4,345,450
Nordea Bank Abp	601,069	4,244,562
UPM-Kymmene OYJ	178,361	4,467,319
Total Finland		18,106,462

France (5.86%)
Bouygues SA	146,194	5,116,835
Engie SA	351,641	4,890,805
Sanofi	60,558	4,887,207
Total France		14,894,847

Germany (7.16%)
Bayer AG	67,002	3,953,644
Daimler AG	92,966	4,822,598
Deutsche Post AG	168,413	4,963,201
Telefonica Deutschland Holding AG	1,587,598	4,453,472
Total Germany		18,192,915

Hong Kong (3.98%)
Sands China, Ltd.	1,086,600	4,920,474
WH Group, Ltd.(a)(b)	5,773,000	5,198,944
Total Hong Kong		10,119,418

Italy (1.86%)
Eni SpA	311,015	4,718,376

Japan (16.64%)
Canon, Inc.	185,663	5,251,300
Hitachi, Ltd.	184,200	6,265,503
Japan Tobacco, Inc.	207,900	4,781,901
Kyocera Corp.	94,200	5,758,140
Mitsui & Co., Ltd.	337,000	5,216,790
Subaru Corp.	221,900	5,164,322
Takeda Pharmaceutical Co., Ltd.	129,000	4,367,656
Tokyo Electron, Ltd.	40,300	5,500,272
Total Japan		42,305,884

Security Description	Shares	Value
Netherlands (2.11%)
Royal Dutch Shell PLC, Class A	172,538	$5,370,038

Norway (1.98%)
Mowi ASA	217,387	5,042,399

Portugal (2.07%)
EDP - Energias de Portugal SA	1,441,696	5,248,915

Spain (6.15%)
Aena SME SA(a)(b)	29,332	5,403,483
Endesa SA	206,301	5,141,767
Repsol SA	315,574	5,097,778
Total Spain		15,643,028

Sweden (2.13%)
Hennes & Mauritz AB, Class B	361,005	5,403,811

Switzerland (2.01%)
Roche Holding AG	19,402	5,098,293

United Kingdom (18.82%)
Anglo American PLC	202,189	4,843,949
BAE Systems PLC	864,284	4,943,243
BP PLC	752,138	5,135,758
British American Tobacco PLC	130,519	4,554,237
BT Group PLC	1,862,705	4,562,901
GlaxoSmithKline PLC	265,717	5,129,691
Imperial Brands PLC	153,604	3,718,811
SSE PLC	334,422	4,559,822
Vodafone Group PLC	2,937,833	4,806,859
WPP PLC	470,851	5,602,712
Total United Kingdom		47,857,983

TOTAL COMMON STOCKS
(Cost $268,466,196)		251,460,338

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (0.63%)
Money Market Fund
State Street Institutional Treasury Plus Money Market Fund	2.309%	1,605,439	1,605,439
TOTAL SHORT TERM INVESTMENTS
(Cost $1,605,439)			1,605,439

TOTAL INVESTMENTS (99.55%)
(Cost $270,071,635)			$253,065,777
OTHER ASSETS IN EXCESS OF LIABILITIES (0.45%)			1,115,143
NET ASSETS - 100.00%			$254,180,920
9 | May 31, 2019

ALPS International Sector Dividend Dogs ETF

Schedule of Investments	May 31, 2019 (Unaudited)

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $10,602,427, representing 4.17% of net assets.
(b)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of May 31, 2019, the market value of those securities was $10,602,427 representing 4.17% of net assets.

See Notes to Financial Statements.

10 | May 31, 2019

ALPS Emerging Sector Dividend Dogs ETF

Schedule of Investments	May 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.41%)
Brazil (8.01%)
BB Seguridade Participacoes SA	96,696	$735,333
Cielo SA	237,622	405,731
Engie Brasil Energia SA	64,030	755,838
Kroton Educacional SA	230,500	607,390
Total Brazil		2,504,292

Chile (2.04%)
Aguas Andinas SA, Class A	1,154,012	636,749

China (9.64%)
China Huarong Asset Management Co., Ltd., Class H(a)(b)(c)	3,011,000	510,824
China Petroleum & Chemical Corp., ADR	8,112	536,284
Lenovo Group, Ltd.	766,000	532,518
Livzon Pharmaceutical Group, Inc., Class H	193,300	604,097
Zoomlion Heavy Industry Science and Technology Co., Ltd., Class H	1,415,800	828,941
Total China		3,012,664

Czech Republic (2.06%)
CEZ AS	27,719	645,355

Hungary (2.05%)
Richter Gedeon Nyrt	35,734	642,409

India (8.69%)
Dr Reddy's Laboratories, Ltd., ADR	17,744	676,224
Infosys, Ltd., Sponsored ADR	63,589	665,777
Vedanta, Ltd., ADR	68,438	632,367
Wipro, Ltd., ADR	168,099	742,997
Total India		2,717,365

Indonesia (9.69%)
Adaro Energy Tbk PT	6,805,100	617,453
Astra International Tbk PT	1,323,900	691,053
Bukit Asam Tbk PT	2,365,500	507,159
Indofood Sukses Makmur Tbk PT	1,305,200	603,561
Kalbe Farma Tbk PT	6,205,800	610,906
Total Indonesia		3,030,132

Malaysia (10.17%)
Genting Bhd	385,000	587,078
Genting Malaysia Bhd	787,800	590,309
MISC Bhd	400,500	664,235
Sime Darby Bhd	1,244,100	688,775
Tenaga Nasional Bhd	213,500	647,047
Total Malaysia		3,177,444

Security Description	Shares	Value
Mexico (8.52%)
Alfa Sab De Cv	635,290	$579,901
Grupo Aeroportuario del Pacifico SAB de CV, ADR	7,545	738,505
Grupo Lala SAB de CV	570,856	665,264
Grupo Mexico SAB de CV, Series B	272,138	679,139
Total Mexico		2,662,809

Poland (4.23%)
Bank Polska Kasa Opieki SA	23,445	649,942
Powszechny Zaklad Ubezpieczen SA	62,050	670,736
Total Poland		1,320,678

Russia (6.89%)
Mobile TeleSystems PJSC, Sponsored ADR	88,078	688,770
Severstal PJSC, GDR(c)	43,735	689,701
X5 Retail Group NV, GDR(c)	26,366	775,688
Total Russia		2,154,159

South Africa (10.25%)
Absa Group, Ltd.	55,496	643,874
AVI, Ltd.	105,633	648,465
MTN Group, Ltd.	106,456	750,134
Netcare, Ltd.	375,099	478,973
Vodacom Group, Ltd.	83,547	681,396
Total South Africa		3,202,842

Thailand (10.02%)
Delta Electronics Thailand PCL	298,524	598,982
Glow Energy PCL	230,900	600,096
Intouch Holdings PCL, NVDR	388,100	708,200
Thai Beverage PCL	1,133,800	668,543
Thai Oil PCL	296,500	555,103
Total Thailand		3,130,924

Turkey (7.15%)
Eregli Demir ve Celik Fabrikalari TAS	411,272	511,839
Ford Otomotiv Sanayi AS	67,778	640,491
Tupras Turkiye Petrol Rafinerileri AS	25,305	569,042
Turkcell Iletisim Hizmetleri AS, ADR(d)	103,801	513,815
Total Turkey		2,235,187

TOTAL COMMON STOCKS
(Cost $32,757,954)		31,073,009

11 | May 31, 2019

ALPS Emerging Sector Dividend Dogs ETF

Schedule of Investments	May 31, 2019 (Unaudited)

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (0.87%)
Money Market Fund (0.36%)
State Street Institutional Treasury Plus Money Market Fund
(Cost $113,290)	2.309%	113,290	$113,290

Investments Purchased with Collateral from Securities Loaned (0.51%)
State Street Navigator Securities Lending Government Money Market Portfolio, 2.34%
(Cost $158,025)		158,025	158,025
TOTAL SHORT TERM INVESTMENTS
(Cost $271,315)			271,315

TOTAL INVESTMENTS (100.28%)
(Cost $33,029,269)			$31,344,324
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.28%)			(88,334)
NET ASSETS - 100.00%			$31,255,990

(a)	Non-income producing security.

(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $510,824, representing 1.63% of net assets.

(c)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of May 31, 2019, the market value of those securities was $1,976,213 representing 6.32% of net assets.

(d)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $367,785.

See Notes to Financial Statements.

12 | May 31, 2019

ALPS ETF Trust

May 31, 2019 (Unaudited)
Statements of Assets and Liabilities

	ALPS Sector Dividend Dogs ETF	ALPS International Sector Dividend Dogs ETF	ALPS Emerging Sector Dividend Dogs ETF
ASSETS:
Investments, at value	$1,734,260,658	$253,065,777	$31,344,324
Foreign currency, at value (Cost $–, $78,609 and $7,802)	–	78,609	7,749
Foreign tax reclaims	–	593,977	1,525
Dividends receivable	7,604,486	1,620,502	100,062
Receivable for investments sold	–	2,514,979	–
Total Assets	1,741,865,144	257,873,844	31,453,660

LIABILITIES:
Payable for investments purchased	3,509,114	1,063,271	23,654
Payable to adviser	634,309	113,000	15,991
Payable for shares redeemed	–	2,516,653	–
Payable for collateral upon return of securities loaned	–	–	158,025
Total Liabilities	4,143,423	3,692,924	197,670
NET ASSETS	$1,737,721,721	$254,180,920	$31,255,990

NET ASSETS CONSIST OF:
Paid-in capital	$2,043,391,106	$309,545,597	$40,471,675
Total Distributable earnings	(305,669,385)	(55,364,677)	(9,215,685)
NET ASSETS	$1,737,721,721	$254,180,920	$31,255,990

INVESTMENTS, AT COST	$1,869,325,807	$270,071,635	$33,029,269

PRICING OF SHARES:
Net Assets	$1,737,721,721	$254,180,920	$31,255,990
Shares of beneficial interest outstanding (Unlimited number of shares authorized, par value $0.01 per share)	43,009,141	10,100,000	1,500,000
Net Asset Value, offering and redemption price per share	$40.40	$25.17	$20.84

See Notes to Financial Statements.

13 | May 31, 2019

ALPS ETF Trust

For the Six Months Ended May 31, 2019 (Unaudited)
Statements of Operations

	ALPS Sector Dividend Dogs ETF	ALPS International Sector Dividend Dogs ETF	ALPS Emerging Sector Dividend Dogs ETF
INVESTMENT INCOME:
Dividends*	$41,950,183	$8,906,275	$803,658
Securities Lending Income	–	8,444	1,522
Total Investment Income	41,950,183	8,914,719	805,180

EXPENSES:
Investment adviser fees	3,865,648	674,605	98,287
Total Expenses	3,865,648	674,605	98,287
NET INVESTMENT INCOME	38,084,535	8,240,114	706,893

REALIZED AND UNREALIZED GAIN/(LOSS)
Net realized loss on investments	(60,898,199)	(22,281,014)	(3,250,737)
Net realized loss on foreign currency transactions	–	(79,920)	(28,822)
Total net realized loss	(60,898,199)	(22,360,934)	(3,279,559)
Net change in unrealized appreciation/(depreciation) on investments	(122,945,647)	18,522,613	2,564,978
Net change in unrealized depreciation on translation of assets and liabilities denominated in foreign currencies	–	(2,731)	(1,410)
Total net change in unrealized appreciation/(depreciation)	(122,945,647)	18,519,882	2,563,568
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(183,843,846)	(3,841,052)	(715,991)
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(145,759,311)	$4,399,062	$(9,098)
*Net of foreign tax withholding:	$–	$726,275	$95,842

See Notes to Financial Statements.

14 | May 31, 2019

ALPS Sector Dividend Dogs ETF

Statements of Changes in Net Assets

	For the Six Months Ended May 31, 2019 (Unaudited)	For the Year Ended November 30, 2018
OPERATIONS:
Net investment income	$38,084,535	$77,375,612
Net realized gain/(loss)	(60,898,199)	206,685,007
Net change in unrealized depreciation	(122,945,647)	(272,966,359)
Net increase/(decrease) in net assets resulting from operations	(145,759,311)	11,094,260

Net Equalization Credits	1,128,059	2,185,761

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(35,819,845)	(80,000,025)
Total distributions	(35,819,845)	(80,000,025)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	6,339,997	565,538,675
Cost of shares redeemed	(253,747,628)	(652,128,952)
Net income equalization (Note 2)	(1,128,059)	(2,185,761)
Net decrease from share transactions	(248,535,690)	(88,776,038)
Net decrease in net assets	(428,986,787)	(155,496,042)

NET ASSETS:
Beginning of period	2,166,708,508	2,322,204,550
End of period	$1,737,721,721	$2,166,708,508

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Beginning shares	48,959,141	50,909,141
Shares sold	150,000	12,350,000
Shares redeemed	(6,100,000)	(14,300,000)
Shares outstanding, end of period	43,009,141	48,959,141

See Notes to Financial Statements.

15 | May 31, 2019

ALPS International Sector Dividend Dogs ETF

Statements of Changes in Net Assets

	For the Six Months Ended May 31, 2019 (Unaudited)	For the Year Ended November 30, 2018
OPERATIONS:
Net investment income	$8,240,114	$13,792,452
Net realized gain/(loss)	(22,360,934)	25,890,526
Net change in unrealized appreciation/(depreciation)	18,519,882	(63,610,558)
Net increase/(decrease) in net assets resulting from operations	4,399,062	(23,927,580)

Net Equalization Credits	560,456	584,886

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(5,116,390)	(13,263,685)
Total distributions	(5,116,390)	(13,263,685)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	9,192,458	92,142,123
Cost of shares redeemed	(39,621,357)	(118,807,393)
Net income equalization (Note 2)	(560,456)	(584,886)
Net decrease from share transactions	(30,989,355)	(27,250,156)
Net decrease in net assets	(31,146,227)	(63,856,535)

NET ASSETS:
Beginning of period	285,327,147	349,183,682
End of period	$254,180,920	$285,327,147

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Beginning shares	11,350,000	12,350,000
Shares sold	350,000	3,250,000
Shares redeemed	(1,600,000)	(4,250,000)
Shares outstanding, end of period	10,100,000	11,350,000

See Notes to Financial Statements.

16 | May 31, 2019

ALPS Emerging Sector Dividend Dogs ETF

Statements of Changes in Net Assets

	For the Six Months Ended May 31, 2019 (Unaudited)	For the Year Ended November 30, 2018
OPERATIONS:
Net investment income	$706,893	$1,712,483
Net realized gain/(loss)	(3,279,559)	683,042
Net change in unrealized appreciation/(depreciation)	2,563,568	(6,852,091)
Net decrease in net assets resulting from operations	(9,098)	(4,456,566)

Net Equalization Credits	150,512	181,291

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(925,050)	(1,535,255)
Total distributions	(925,050)	(1,535,255)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	–	18,738,927
Cost of shares redeemed	(3,010,455)	(24,902,706)
Net income equalization (Note 2)	(150,512)	(181,291)
Net decrease from share transactions	(3,160,967)	(6,345,070)
Net decrease in net assets	(3,944,603)	(12,155,600)

NET ASSETS:
Beginning of period	35,200,593	47,356,193
End of period	$31,255,990	$35,200,593

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Beginning shares	1,650,000	1,950,000
Shares sold	–	750,000
Shares redeemed	(150,000)	(1,050,000)
Shares outstanding, end of period	1,500,000	1,650,000

See Notes to Financial Statements.

17 | May 31, 2019

ALPS Sector Dividend Dogs ETF

Financial Highlights	For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended May 31, 2019 (Unaudited)		For the Year Ended November 30, 2018	For the Year Ended November 30, 2017	For the Year Ended November 30, 2016	For the Year Ended November 30, 2015	For the Year Ended November 30, 2014
NET ASSET VALUE, BEGINNING OF PERIOD	$44.26		$45.61	$42.29	$36.23	$38.80	$33.76

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (a)	0.83		1.54	1.40	1.26	1.21	1.35
Net realized and unrealized gain/(loss)	(3.92)		(1.31)	3.39	6.15	(2.47)	4.94
Total from investment operations	(3.09)		0.23	4.79	7.41	(1.26)	6.29

DISTRIBUTIONS:
From net investment income	(0.77)		(1.58)	(1.42)	(1.34)	(1.31)	(1.25)
Tax return of capital	–		–	(0.05)	(0.01)	–	–
Total distributions	(0.77)		(1.58)	(1.47)	(1.35)	(1.31)	(1.25)

Net increase/(decrease) in net asset value	(3.86)		(1.35)	3.32	6.06	(2.57)	5.04
NET ASSET VALUE, END OF PERIOD	$40.40		$44.26	$45.61	$42.29	$36.23	$38.80
TOTAL RETURN(b)	(7.00)%		0.51%	11.59%	20.86%	(3.21)%	18.96%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$1,737,722		$2,166,709	$2,322,205	$1,702,405	$1,014,899	$1,024,473

Ratio of expenses to average net assets	0.40	%(c)	0.40%	0.40%	0.40%	0.40%	0.40%
Ratio of net investment income to average net assets	3.94	%(c)	3.40%	3.24%	3.23%	3.25%	3.74%
Portfolio turnover rate(d)	43%		61%	48%	49%	55%	12%
Undistributed net investment income included in price of units issued and redeemed(a)(e)	$0.02		$0.04	$0.03	$0.06	$0.06	$0.09

(a)	Based on average shares outstanding during the period.

(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at reinvestment prices. Total return calculated for a period of less than one year is not annualized.

(c)	Annualized.

(d)	Portfolio turnover for periods less than one year is not annualized and does not include securities received or delivered from processing creations or redemptions in-kind.

(e)	The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

See Notes to Financial Statements.

18 | May 31, 2019

ALPS International Sector Dividend Dogs ETF

Financial Highlights	For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended May 31, 2019 (Unaudited)		For the Year Ended November 30, 2018	For the Year Ended November 30, 2017	For the Year Ended November 30, 2016	For the Year Ended November 30, 2015	For the Year Ended November 30, 2014
NET ASSET VALUE, BEGINNING OF PERIOD	$25.14		$28.27	$22.84	$24.25	$27.33	$29.21

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.78		1.15	0.94	1.00	1.06	1.19
Net realized and unrealized gain/(loss)	(0.27)		(3.19)	5.41	(1.47)	(3.13)	(1.83)
Total from investment operations	0.51		(2.04)	6.35	(0.47)	(2.07)	(0.64)

DISTRIBUTIONS:
From net investment income	(0.48)		(1.09)	(0.92)	(0.94)	(0.99)	(1.17)
Tax return of capital	–		–	–	–	(0.02)	(0.07)
Total distributions	(0.48)		(1.09)	(0.92)	(0.94)	(1.01)	(1.24)

Net increase/(decrease) in net asset value	0.03		(3.13)	5.43	(1.41)	(3.08)	(1.88)
NET ASSET VALUE, END OF PERIOD	$25.17		$25.14	$28.27	$22.84	$24.25	$27.33
TOTAL RETURN(b)	2.04%		(7.47)%	28.21%	(1.95)%	(7.76)%	(2.53)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$254,181		$285,327	$349,184	$161,042	$135,778	$143,461

Ratio of expenses to average net assets	0.50	%(c)	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets	6.11	%(c)	4.16%	3.55%	4.28%	4.05%	4.05%
Portfolio turnover rate(d)	46%		72%	37%	47%	67%	19%
Undistributed net investment income included in price of units issued and redeemed(a)(e)	$0.05		$0.05	$0.12	$0.09	$0.05	$0.09

(a)	Based on average shares outstanding during the period.

(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at reinvestment prices. Total return calculated for a period of less than one year is not annualized.

(c)	Annualized.

(d)	Portfolio turnover for periods less than one year is not annualized and does not include securities received or delivered from processing creations or redemptions in-kind.

(e)	The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

See Notes to Financial Statements.

19 | May 31, 2019

ALPS Emerging Sector Dividend Dogs ETF

Financial Highlights	For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended May 31, 2019 (Unaudited)		For the Year Ended November 30, 2018	For the Year Ended November 30, 2017	For the Year Ended November 30, 2016	For the Year Ended November 30, 2015	For the Period March 28, 2014 (Commencement to November 30, 2014
NET ASSET VALUE, BEGINNING OF PERIOD	$21.33		$24.29	$21.17	$20.78	$26.57	$25.00

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.47		0.91	0.80	0.67	1.26	0.64
Net realized and unrealized gain/(loss)	(0.38)		(3.02)	3.06	0.39	(6.15)	1.59
Total from investment operations	0.09		(2.11)	3.86	1.06	(4.89)	2.23

DISTRIBUTIONS:
From net investment income	(0.58)		(0.85)	(0.74)	(0.67)	(0.90)	(0.54)
Tax return of capital	–		–	–	–	–	(0.12)
Total distributions	(0.58)		(0.85)	(0.74)	(0.67)	(0.90)	(0.66)

Net increase/(decrease) in net asset value	(0.49)		(2.96)	3.12	0.39	(5.79)	1.57
NET ASSET VALUE, END OF PERIOD	$20.84		$21.33	$24.29	$21.17	$20.78	$26.57
TOTAL RETURN(b)	0.48%		(8.76)%	18.37%	5.10%	(18.66)%	8.93%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$31,256		$35,201	$47,356	$19,057	$9,349	$10,629

Ratio of expenses to average net assets	0.60	%(c)	0.60%	0.60%	0.60%	0.60%	0.60	%(c)
Ratio of net investment income to average net assets	4.32	%(c)	3.88%	3.33%	3.11%	5.34%	3.54	%(c)
Portfolio turnover rate(d)	63%		85%	42%	68%	96%	19%
Undistributed net investment income included in price of units issued and redeemed(a)(e)	$0.10		$0.10	$0.05	$0.36	$0.03	$0.16

(a)	Based on average shares outstanding during the period.

(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at reinvestment prices. Total return calculated for a period of less than one year is not annualized.

(c)	Annualized.

(d)	Portfolio turnover for periods less than one year is not annualized and does not include securities received or delivered from processing creations or redemptions in-kind.

(e)	The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

See Notes to Financial Statements.

20 | May 31, 2019

ALPS ETF Trust

Notes to Financial Statements	May 31, 2019 (Unaudited)

1. ORGANIZATION

ALPS ETF Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). As of May 31, 2019, the Trust consisted of eighteen separate portfolios. Each portfolio represents a separate series of the Trust. This report pertains to the ALPS Sector Dividend Dogs ETF, the ALPS International Sector Dividend Dogs ETF, and the ALPS Emerging Sector Dividend Dogs ETF (each a “Fund” and collectively, the “Funds”). Each Fund has elected to qualify as a diversified series of the Trust under the 1940 Act.

The investment objective of the ALPS Sector Dividend Dogs ETF is to seek investment results that replicate as closely as possible, before fees and expenses, the performance of the S-Network® Sector Dividend Dogs Index. The investment objective of the ALPS International Sector Dividend Dogs ETF is to seek investment results that replicate as closely as possible, before fees and expenses, the performance of the S-Network® International Sector Dividend Dogs Index. The investment objective of the ALPS Emerging Sector Dividend Dogs ETF is to seek investment results that replicate as closely as possible, before fees and expenses, the performance of the S-Network® Emerging Sector Dividend Dogs Index.

The shares of the ALPS Sector Dividend Dogs ETF, the ALPS International Sector Dividend Dogs ETF, and the ALPS Emerging Sector Dividend Dogs ETF (“Shares”) are listed on the NYSE Arca, Inc. (the “NYSE Arca”). Each Fund issues and redeems Shares, at net asset value (“NAV”) in blocks of 50,000 Shares, each of which is called a “Creation Unit”. Creation Units are issued and redeemed principally in-kind for securities included in the Underlying Index. Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund.

Pursuant to the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

A. Portfolio Valuation

Each Fund’s NAV is determined daily, as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Portfolio securities listed on any exchange other than the NASDAQ are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and ask prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ, are valued at the latest quoted sale price in such market.

The Funds’ investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Trust’s Board of Trustees (the “Board”). When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Funds may be valued in good faith by or under the direction of the Board. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established primary pricing source or the pricing source is not willing to provide a price; a security with respect to which an event has occurred that is most likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; or a security whose price, as provided by the pricing service, does not reflect the security’s “fair value” due to the security being de-listed from a national exchange or the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive from the sale on the applicable exchange or principal market. A variety of factors may be considered in determining the fair value of such securities.

21 | May 31, 2019

ALPS ETF Trust

Notes to Financial Statements	May 31, 2019 (Unaudited)

B. Fair Value Measurements

Each Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Valuation techniques used to value the Funds’ investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the mean of the most recent quoted bid and ask prices on such day and are generally categorized as Level 2 in the hierarchy. Investments in open-end mutual funds are valued at their closing NAV each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Various inputs are used in determining the value of each Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1	–	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2	–	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3	–	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Funds’ investments at May 31, 2019:

ALPS Sector Dividend Dogs ETF

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$1,731,793,063	$–	$–	$1,731,793,063
Short Term Investments	2,467,595	–	–	2,467,595
Total	$1,734,260,658	$–	$–	$1,734,260,658

ALPS International Sector Dividend Dogs ETF

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$251,460,338	$–	$–	$251,460,338
Short Term Investments	1,605,439	–	–	1,605,439
Total	$253,065,777	$–	$–	$253,065,777

22 | May 31, 2019

ALPS ETF Trust

Notes to Financial Statements	May 31, 2019 (Unaudited)

ALPS Emerging Sector Dividend Dogs ETF

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$31,073,009	$–	$–	$31,073,009
Short Term Investments	271,315	–	–	271,315
Total	$31,344,324	$–	$–	$31,344,324

*	For a detailed sector/country breakdown, see the accompanying Schedule of Investments.

The Funds did not have any securities that used significant unobservable inputs (Level 3) in determining fair value and there were no transfers into or out of Level 3.

C. Foreign Securities

The ALPS International Sector Dividend Dogs ETF and the ALPS Emerging Sector Dividend Dogs ETF may directly purchase securities of foreign issuers. Investments in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers, including, among others, less liquidity generally, greater market volatility than U.S. securities and less complete financial information than for U.S. issuers. In addition, adverse political, economic or social developments could undermine the value of the Fund’s investments or prevent the Fund from realizing the full value of its investments. Financial reporting standards for companies based in foreign markets differ from those in the United States. Finally, the value of the currency of the country in which the Fund has invested could decline relative to the value of the U.S. dollar, which may affect the value of the investment to U.S. investors.

Because foreign markets may be open on different days than the days during which investors may purchase the shares of each Fund, the value of each Fund's securities may change on the days when investors are not able to purchase the shares of the Funds. The value of securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE or NASDAQ. Any use of a different rate from the rates used by the Index may adversely affect a Fund's ability to track its Index.

D. Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

E. Securities Transactions and Investment Income

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the highest cost basis. Dividend income and capital gains distributions, if any, are recorded on the ex-dividend date, net of any foreign taxes withheld. Interest income, if any, is recorded on the accrual basis, including any amortization of premiums and accretion of discounts.

F. Dividends and Distributions to Shareholders

Dividends from net investment income for each Fund, if any, are declared and paid quarterly or as the Board may determine from time to time. Distributions of net realized capital gains earned by the Funds, if any, are distributed at least annually.

G. Equalization

The ALPS Sector Dividend Dogs ETF, the ALPS International Sector Dividend Dogs ETF, and the ALPS Emerging Sector Dividend Dogs ETF utilize the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring the Funds’ shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisitions of the Funds’ shares. Amounts related to Equalization can be found on the Statement of Changes in Net Assets.

H. Federal Tax and Tax Basis Information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to the Funds’ capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations. The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of May 31, 2019.

23 | May 31, 2019

ALPS ETF Trust

Notes to Financial Statements	May 31, 2019 (Unaudited)

The tax character of the distributions paid during the fiscal year ended November 30, 2018 were as follows:

Fund	Ordinary Income
November 30, 2018
ALPS Sector Dividend Dogs ETF	$80,000,025
ALPS International Sector Dividend Dogs ETF	13,263,685
ALPS Emerging Sector Dividend Dogs ETF	1,535,255

Under current law, capital losses maintain their character as short-term or long-term and are carried forward to the next tax year without expiration. As of November 30, 2018, the following amounts are available as carry forwards to the next tax year:

Fund	Short-Term	Long-Term
ALPS Sector Dividend Dogs ETF	$16,090,987	$89,247,096
ALPS International Sector Dividend Dogs ETF	6,138,216	13,404,064
ALPS Emerging Sector Dividend Dogs ETF	1,387,625	2,660,474

As of May 31, 2019, the cost of investments for federal income tax purposes and accumulated net unrealized appreciation/(depreciation) on investments were as follows:

	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Unrealized Appreciation/(Depreciation)	Cost of Investments for Income Tax Purposes
ALPS Sector Dividend Dogs ETF	$92,952,032	$(233,411,541)	$(140,459,509)	$1,874,720,167
ALPS International Sector Dividend Dogs ETF	14,622,492	(32,208,922)	(17,586,430)	270,652,207
ALPS Emerging Sector Dividend Dogs ETF	1,791,351	(3,929,092)	(2,137,741)	33,482,065

The differences between book-basis and tax-basis are primarily due to the deferral of losses from wash sales. In addition, certain tax cost basis adjustments are finalized at fiscal year-end and therefore have not been determined as of May 31, 2019.

I. Income Taxes

No provision for income taxes is included in the accompanying financial statements, as each Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Each Fund evaluates tax positions taken (or expected to be taken) in the course of preparing the Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements.

As of and during the six months ended May 31, 2019, each Fund did not have a liability for any unrecognized tax benefits. Each Fund files U.S. federal, state, and local tax returns as required. Each Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return, but may extend to four years in certain jurisdictions. Each Fund’s tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

J. Lending of Portfolio Securities

The Funds have entered into a securities lending agreement with State Street Bank & Trust Co. (“SSB”), the Funds’ lending agent. Each Fund may lend its portfolio securities only to borrowers that are approved by SSB. Each Fund will limit such lending to not more than 33 1/3% of the value of its total assets. The Fund’s securities held at SSB as custodian shall be available to be lent except those securities the Fund or ALPS Advisors, Inc. specifically identifies in writing as not being available for lending. The borrower pledges and maintains with the Fund collateral consisting of cash (U.S. Dollars only), securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and cash equivalents (including irrevocable bank letters of credit) issued by a person other than the borrower or an affiliate of the borrower. The initial collateral received by the Fund is required to have a value of no less than 102% of the market value of the loaned securities for U.S equity securities and a value of no less than 105% of the market value for non-U.S. equity securities. The collateral is maintained thereafter, at a market value equal to not less than 102% of the current value of the U.S. equity securities on loan and not less than 105% of the current value of the non-U.S. equity securities on loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the customary time period for settlement of securities transactions.

24 | May 31, 2019

ALPS ETF Trust

Notes to Financial Statements	May 31, 2019 (Unaudited)

Any cash collateral received is reinvested in a money market fund managed by SSB as disclosed in the Fund’s Schedule of Investments and is reflected in the Statements of Assets and Liabilities as a payable for collateral upon return of securities loaned. Non-cash collateral, in the form of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, is not disclosed in the Fund’s Statement of Assets and Liabilities as it is held by the lending agent on behalf of the Fund, and the Fund does not have the ability to re-hypothecate these securities. Income earned by the Fund from securities lending activity is disclosed in the Statement of Operations.

	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
ALPS Emerging Sector Dividend Dogs ETF	$367,785	$158,025	$233,493	$391,518

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by SSB. SSB’s indemnity allows for full replacement of securities lent wherein SSB will purchase the unreturned loaned securities on the open market by applying the proceeds of the collateral, or to the extent such proceeds are insufficient or the collateral is unavailable, SSB will purchase the unreturned loan securities at SSB’s expense. However, the Funds could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of May 31, 2019:

ALPS Emerging Sector Dividend Dogs ETF		Remaining contractual maturity of the agreements

Securities Lending Transactions	Overnight & Continuous	Up to 30 days	30-90 days	Greater than 90 days	Total
Common Stocks	$158,025	$–	$–	$–	$158,025
Total Borrowings					158,025
Gross amount of recognized liabilities for securities lending (collateral received)					$158,025

3. INVESTMENT ADVISORY FEE AND OTHER AFFILIATED TRANSACTIONS

ALPS Advisors, Inc. (the “Adviser”) serves as the Funds’ investment adviser pursuant to an Investment Advisory Agreement with the Trust on behalf of each Fund (the “Advisory Agreement”). Pursuant to the Advisory Agreement, each Fund pays the Adviser an annual management fee for the services and facilities it provides, payable on a monthly basis as a percentage of the relevant Fund’s average daily net assets as set out below. From time to time, the Adviser may waive all or a portion of its fee.

Fund	Advisory Fee
ALPS Sector Dividend Dogs ETF	0.40%
ALPS International Sector Dividend Dogs ETF	0.50%
ALPS Emerging Sector Dividend Dogs ETF	0.60%

Out of the unitary management fee, the Adviser pays substantially all expenses of each Fund, including licensing fees to the Underlying Index provider, the cost of transfer agency, custody, fund administration, legal, audit, independent trustees and other services, except for interest expenses, distribution fees or expenses, brokerage expenses, taxes and extraordinary expenses not incurred in the ordinary course of each Fund's business. The Adviser’s unitary management fee is designed to pay substantially all of each Fund's expenses and to compensate the Adviser for providing services for each Fund.

25 | May 31, 2019

ALPS ETF Trust

Notes to Financial Statements	May 31, 2019 (Unaudited)

ALPS Fund Services, Inc., an affiliate of the Adviser, is the administrator for the Funds.

Each Trustee who is not an officer or employee of the Adviser, any sub-adviser or any of their affiliates (“Independent Trustees”) receives (1) a quarterly retainer of $5,000, (2) a per meeting fee for regularly scheduled meetings of $3,750, (3) $1,500 for any special meeting held outside of a regularly scheduled board meeting, and (4) reimbursement for all reasonable out-of-pocket expenses relating to attendance at meetings. In addition, the Chairman of the Board and Chairman of the Audit Committee each receives a quarterly retainer of $2,000, in connection with their respective roles.

4. PURCHASES AND SALES OF SECURITIES

For the six months ended May 31, 2019, the cost of purchases and proceeds from sales of investment securities, excluding short-term investments and in-kind transactions, were as follows:

Fund	Purchases	Sales
ALPS Sector Dividend Dogs ETF	$835,849,327	$829,522,376
ALPS International Sector Dividend Dogs ETF	125,534,452	123,025,688
ALPS Emerging Sector Dividend Dogs ETF	20,679,342	21,510,973

For the six months ended May 31, 2019, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

Fund	Purchases	Sales
ALPS Sector Dividend Dogs ETF	$6,339,744	$253,601,857
ALPS International Sector Dividend Dogs ETF	9,196,886	39,676,938
ALPS Emerging Sector Dividend Dogs ETF	–	2,429,900

For the six months ended May 31, 2019, the in-kind net realized gains/(losses) were as follows:

Fund	Net Realized Gain/(Loss)
ALPS Sector Dividend Dogs ETF	$20,726,889
ALPS International Sector Dividend Dogs ETF	1,409,230
ALPS Emerging Sector Dividend Dogs ETF	9,271

Gains on in-kind transactions are not considered taxable for federal income tax purposes and losses on in-kind transactions are also not deductible for tax purposes.

5. CAPITAL SHARE TRANSACTIONS

Shares are created and redeemed by each Fund only in Creation Unit size aggregations of 50,000 shares. Only broker-dealers or large institutional investors with creation and redemption agreements called Authorized Participants (“AP”) are permitted to purchase or redeem Creation Units from the Funds. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per unit of each Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the AP or as a result of other market circumstances.

6. RELATED PARTY TRANSACTIONS

The ALPS Sector Dvidend Dogs ETF engaged in cross trades between other funds in the Trust during the six months ended May 31, 2019 pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which the Adviser serves as the investment adviser. The Board previously adopted procedures that apply to transactions between the Funds of the Trust pursuant to Rule 17a-7. These transactions related to cross trades during the period complied with the requirements set forth by Rule 17a-7 and the Trust’s procedures.

Transactions related to cross trades during the six months ended May 31, 2019, were as follows:

Fund	Purchase cost paid	Sale proceeds received	Realized gain/(loss) on sales
ALPS Sector Dividend Dogs ETF	$438,565	$–	$–

26 | May 31, 2019

ALPS ETF Trust

Additional Information	May 31, 2019 (Unaudited)

PROXY VOTING POLICIES AND PROCEDURES

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 and a description of the Fund’s proxy voting policies and procedures used in determining how to vote for proxies are available without charge on the SEC’s website at www.sec.gov and upon request, by calling (toll-free) 1-866-675-2639.

PORTFOLIO HOLDINGS

The Trust is required to disclose, after its first and third fiscal quarters, the complete schedule of each Fund’s portfolio holdings with the SEC on Form N-Q or as an exhibit to its report on Form N-PORT. Form N-Q or N-PORT reports for each Fund will be available on the SEC’s website at www.sec.gov. Each Fund’s Form N-Q or N-PORT reports will be available without charge, upon request, by calling (toll-free) 1-866-675-2639 or by writing to ALPS ETF Trust at 1290 Broadway, Suite 1100, Denver, Colorado 80203.

TAX INFORMATION

The Funds designate the following as a percentage of taxable ordinary income distributions, or up to the maximum amount allowable, for the calendar year ended December 31, 2018:

	Qualified Dividend Income	Dividend Received Deduction
ALPS Sector Dividend Dogs ETF	100.00%	93.21%
ALPS International Sector Dividend Dogs ETF	100.00%	0.00%
ALPS Emerging Sector Dividend Dogs ETF	73.64%	0.00%

In early 2019, if applicable, shareholders of record received this information for the distributions paid to them by the Funds during the calendar year 2018 via Form 1099. The Funds will notify shareholders in early 2020 of amounts paid to them by the Funds, if any, during the calendar year 2019.

LICENSING AGREEMENTS

ALPS Sector Dividend Dogs ETF, ALPS International Sector Dividend Dogs ETF, and ALPS Emerging Sector Dividend Dogs ETF

The Funds are not sponsored, endorsed, sold or promoted by the Index Provider. The Index Provider makes no representation or warranty, express or implied, to the owners of each Fund or any member of the public regarding the advisability of investing in securities generally or in each Fund particularly or the ability of each Fund to track the performance of the physical commodities market. The Index Provider’s only relationship to the Adviser or each Fund is the licensing of certain service marks and trade names of the Index Provider and of each Underlying Index that is determined, composed and calculated by the Index Provider without regard to the Adviser or the Funds. The Index Provider has no obligation to take the needs of the Adviser or the Funds or the owners of each Fund into consideration in determining, composing or calculating each Underlying Index. The Index Provider is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of each Fund to be issued or in the determination or calculation of the equation by which each Fund is to be converted into cash. The Index Provider has no obligation or liability in connection with the administration, marketing or trading of each Fund.

THE INDEX PROVIDER DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF EACH UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN AND THE INDEX PROVIDER SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. THE INDEX PROVIDER MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ADVISER, EACH FUND, OWNERS OF EACH FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN. THE INDEX PROVIDER MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO EACH UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE INDEX PROVIDER HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

The Funds are not sponsored, endorsed, sold or promoted by Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“S&P”) or its third party licensors. Neither S&P nor its third party licensors make any representation or warranty, express or implied, to the owners of each Fund or any member of the public regarding the advisability of investing in securities generally or in each Fund particularly or the ability of each Underlying Index to track general stock market performance. S&P’s and its third party licensor’s only relationship to the Index Provider is the licensing of certain trademarks, service marks and trade names of S&P and/or its third party licensors and for the providing of calculation and maintenance services related to the Underlying Index. Neither S&P nor its third party licensors is responsible for and has not participated in the determination of the prices and amount of each Fund or the timing of the issuance or sale of each Fund or in the determination or calculation of the equation by which each Fund is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of each Fund.

27 | May 31, 2019

ALPS ETF Trust

Additional Information	May 31, 2019 (Unaudited)

NEITHER S&P, ITS AFFILIATES NOR THEIR THIRD PARTY LICENSORS GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF EACH UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN OR ANY COMMUNICATIONS, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATIONS (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P, ITS AFFILIATES AND THEIR THIRD PARTY LICENSORS SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS OR DELAYS THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO ITS TRADEMARKS, EACH UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P, ITS AFFILIATES OR THEIR THIRD PARTY LICENSORS BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE OR CONSEQUENTIAL DAMAGES, INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY OR OTHERWISE.

Standard & Poor’s® and S&P® are registered trademarks of The McGraw-Hill Companies, Inc.; “Calculated by S&P Custom Indices” and its related stylized mark are service marks of The McGraw-Hill Companies, Inc. These marks have been licensed for use by the Index Provider.

The S&P 500® is the property of Standard and Poor’s Financial Services LLC (“S&P”) and has been licensed by S&P for use by S-Network® Global Indexes, Inc. in connection with the S-Network® Sector Dividend Dogs Index (Ticker: SDOGX), the S-Network® Emerging Sector Dividend Dogs Index (Ticker: EDOGX), and the S-Network® International Sector Dividend Dogs Index (Ticker: IDOGX).

The Adviser does not guarantee the accuracy and/or the completeness of each Underlying Index or any data included therein, and the Adviser shall have no liability for any errors, omissions or interruptions therein. The Adviser makes no warranty, express or implied, as to results to be obtained by each Fund, owners of the Shares of each Fund or any other person or entity from the use of each Underlying Index or any data included therein. The Adviser makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to each Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall the Adviser have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of each Underlying Index, even if notified of the possibility of such damages.

28 | May 31, 2019

BFOR

SEMI-ANNUAL REPORT

ALPS ETF TRUST | May 31, 2019

BARRON'S 400℠ ETF

(NYSE ARCA: BFOR)

TABLE OF CONTENTS

Performance Overview	1
Disclosure of Fund Expenses	3
Schedule of Investments	4
Statement of Assets and Liabilities	9
Statement of Operations	10
Statements of Changes in Net Assets	11
Financial Highlights	12
Notes to Financial Statements	13
Additional Information	18

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary (such as a broker-dealer or bank). Instead, the reports will be made available on the Fund’s website (www.alpsfunds.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge. You can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account with your financial intermediary.

Barron’s 400SM ETF

Performance Overview	May 31, 2019 (Unaudited)

Investment Objective

The Barron’s 400SM ETF (the “Fund”) seeks investment results that correspond generally, before fees and expenses, to the performance of the Barron’s 400 IndexSM (the “Underlying Index”). The Underlying Index is a rules-based index intended to give investors a means of tracking the overall performance of high performing equity securities of U.S. companies. The Fund will invest at least 80% of its total assets in the equity securities which comprise the Underlying Index.

The Underlying Index generally consists of 400 stocks. The Underlying Index’s stocks are constituents of the MarketGrader U.S. Coverage Universe. In compiling the Underlying Index, MarketGrader Capital, LLC (the “Index Provider”) selects the 400 stocks from the MarketGrader U.S. Coverage Universe by using a methodology that selects components based on the strength of their fundamentals in growth, value, profitability and cash flow and then screens such potential Underlying Index components for certain criteria regarding concentration, market capitalization and liquidity. The eligible stocks that are selected for inclusion in the Underlying Index’s portfolio are equally weighted. The Underlying Index is rebalanced by the Index Provider semiannually, on the third Friday of March and September each year.

Performance (as of May 31, 2019)

	6 Months	1 Year	3 Year	5 Year	Since Inception^
Barron’s 400SM ETF - NAV	-6.24%	-12.15%	7.60%	5.21%	7.75%
Barron’s 400SM ETF - Market Price*	-6.39%	-12.33%	7.56%	5.18%	7.73%
Barron’s 400 IndexSM	-6.02%	-11.68%	8.24%	5.88%	8.44%

Total Expense Ratio (per the current prospectus) 0.66%

Performance data quoted represents past performance. Past performance does not guarantee future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data please visit www.alpsfunds.com or call 1.855.724.0450.

NAV is an exchange-traded fund’s per-share value. The per-share dollar amount of the Fund is derived by dividing the total value of all the securities in its portfolio, less any liabilities, by the number of Fund shares outstanding. Market Price is the price at which a share can currently be traded in the market. Information detailing the number of days the Market Price of the Fund was greater than the Fund’s NAV and the number of days it was less than the Fund’s NAV can be obtained at www.alpsfunds.com.

^	The Fund commenced Investment Operations on June 4, 2013.

*	Market Price is based on the midpoint of the bid/ask spread at 4 p.m. ET and does not represent the returns an investor would receive if shares were traded at other times.

The Barron’s 400 IndexSM, calculated by NYSE Arca or its affiliates, measures the performance of a diversified group of U.S. companies selected in part based on fundamentals-related rules-based criteria. The index includes companies that have scored highest according to fundamentals-related rankings calculated by MarketGrader Capital, LLC. Additional rules-based screening provides for sector and market cap diversification. The Underlying Index has been licensed by MarketGrader for use with the Barron’s 400SM ETF.

The index is not actively managed and does not reflect any deductions for fees, expenses or taxes. One cannot invest directly in an index. Index performance does not reflect Fund performance.

Funds that emphasize investments in small/mid cap companies will generally experience greater price volatility.

Barron’s 400SM ETF shares are not individually redeemable. Investors buy and sell shares of the Barron’s 400SM ETF on a secondary market. Only market makers or “authorized participants” may trade directly with the Fund, typically in blocks of 50,000 shares.

The Barron’s 400SM ETF is not suitable for all investors. Investments in the Fund are subject to investment risks, including possible loss of the principal amount invested.

ALPS Portfolio Solutions Distributor, Inc., a FINRA member, is the distributor for the Fund.

1 | May 31, 2019

Barron’s 400SM ETF

Performance Overview	May 31, 2019 (Unaudited)

Top 10 Holdings* (as of May 31, 2019)

WageWorks, Inc.	0.46%
DMC Global, Inc.	0.40%
Sinclair Broadcast Group, Inc.	0.38%
Control4 Corp.	0.37%
Meta Financial Group, Inc.	0.36%
Veeva Systems, Inc.	0.35%
Match Group, Inc.	0.34%
HEICO Corp.	0.33%
Copart, Inc.	0.32%
Take-Two Interactive Software, Inc.	0.32%
Total % of Top 10 Holdings	3.63%

*	% of Total Investments (excluding investments purchased with collateral from securities loaned).

Future holdings are subject to change.

Sector Allocation* (as of May 31, 2019)

Growth of $10,000 (as of May 31, 2019)

Comparison of change in value of a $10,000 investment in the Fund and the Underlying Index

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the life of the Fund. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

2 | May 31, 2019

Barron’s 400SM ETF

Disclosure of Fund Expenses	May 31, 2019 (Unaudited)

Shareholder Expense Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs which may include creation and redemption fees or brokerage charges, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. It is based on an investment of $1,000 invested at the beginning of the (six month) period and held through May 31, 2019.

Actual Return: The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

Hypothetical 5% Return: The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

The expenses shown in the table are meant to highlight ongoing Fund costs only and do not reflect any transaction costs, such as creation and redemption fees or brokerage charges. Therefore, the second line is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these costs were included, your costs would have been higher.

	Beginning Account Value 12/1/18	Ending Account Value 5/31/19	Expense Ratio(a)	Expenses Paid During Period 12/1/18 - 5/31/19(b)
Barron’s 400 ETF
Actual	$1,000.00	$937.60	0.65%	$3.14
Hypothetical (5% return before expenses)	$1,000.00	$1,021.69	0.65%	$3.28

(a)	Annualized, based on the Fund’s most recent fiscal half year expenses.
(b)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182), divided by 365.

3 | May 31, 2019

Barron’s 400SM ETF

Schedule of Investments	May 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (96.52%)
Communication Services (4.76%)
Activision Blizzard, Inc.	9,216	$399,698
Alphabet, Inc., Class A(a)	328	362,932
AMC Networks, Inc., Class A(a)	6,343	334,720
CBS Corp., Class B	7,946	383,633
Electronic Arts, Inc.(a)	3,985	370,924
Facebook, Inc., Class A(a)	2,285	405,519
Fox Corp., Class A	2,573	90,647
Gray Television, Inc.(a)	16,949	292,031
IAC/InterActiveCorp(a)	1,875	414,094
Interpublic Group of Cos., Inc.	17,492	371,180
Match Group, Inc.	7,289	500,390
Nexstar Media Group, Inc., Class A	3,728	373,359
QuinStreet, Inc.(a)	30,384	465,787
Sinclair Broadcast Group, Inc., Class A	10,226	548,931
Take-Two Interactive Software, Inc.(a)	4,372	472,832
TEGNA, Inc.	26,227	397,077
Twitter, Inc.(a)	12,608	459,435
World Wrestling Entertainment, Inc., Class A	4,458	324,275
Total Communication Services		6,967,464

Consumer Discretionary (12.11%)
Amazon.com, Inc.(a)	234	415,366
American Eagle Outfitters, Inc.	18,393	320,038
Booking Holdings, Inc.(a)	226	374,306
BorgWarner, Inc.	10,112	358,774
Burlington Stores, Inc.(a)	2,758	431,848
Columbia Sportswear Co.	3,814	357,677
Dana, Inc.	20,776	303,122
Darden Restaurants, Inc.	3,589	417,472
Dave & Buster’s Entertainment, Inc.	8,282	411,947
Deckers Outdoor Corp.(a)	2,769	421,165
Dollar General Corp.	3,285	418,115
Dollar Tree, Inc.(a)	3,835	389,598
Five Below, Inc.(a)	3,349	431,117
Floor & Decor Holdings, Inc., Class A(a)	9,827	349,055
Fox Factory Holding Corp.(a)	5,832	390,861
Gap, Inc.	15,128	282,591
Hanesbrands, Inc.	22,146	328,868
Installed Building Products, Inc.(a)	8,794	452,363
iRobot Corp.(a)(b)	3,168	275,964
K12, Inc.(a)	11,737	358,800
La-Z-Boy, Inc.	11,548	371,730
Lear Corp.	2,690	320,191
Lennar Corp., Class B	10,128	400,157
Malibu Boats, Inc., Class A(a)	8,838	317,284
MasterCraft Boat Holdings, Inc.(a)	17,299	343,558
Meritage Homes Corp.(a)	9,004	451,100
Norwegian Cruise Line Holdings, Ltd.(a)	7,098	388,332
Security Description	Shares	Value
Consumer Discretionary (continued)
NVR, Inc.(a)	141	$451,421
O’Reilly Automotive, Inc.(a)	1,074	398,851
PetMed Express, Inc.	18,298	319,666
PulteGroup, Inc.	14,026	434,806
Ross Stores, Inc.	4,310	400,787
Royal Caribbean Cruises, Ltd.	3,379	411,427
Ruth’s Hospitality Group, Inc.	15,412	352,472
Skechers U.S.A., Inc., Class A(a)	11,981	334,629
Stamps.com, Inc.(a)	4,387	147,140
Steven Madden, Ltd.	12,122	366,812
Stoneridge, Inc.(a)	13,936	362,754
Tapestry, Inc.	11,630	332,153
TJX Cos., Inc.	7,564	380,394
Tractor Supply Co.	4,337	437,083
Ulta Beauty, Inc.(a)	1,261	420,392
Urban Outfitters, Inc.(a)	13,210	296,829
VF Corp.	4,930	403,668
Winnebago Industries, Inc.	12,440	399,822
YETI Holdings, Inc.(a)	15,888	380,041
Yum China Holdings, Inc.	9,549	382,056
ZAGG, Inc.(a)	36,277	241,605
Total Consumer Discretionary		17,736,207

Consumer Staples (1.97%)
Casey’s General Stores, Inc.	2,980	384,659
Estee Lauder Cos., Inc., Class A	2,466	397,100
Lancaster Colony Corp.	2,604	374,533
Medifast, Inc.	2,897	373,568
Monster Beverage Corp.(a)	6,522	403,451
National Beverage Corp.(b)	6,651	300,293
Sprouts Farmers Market, Inc.(a)	17,898	358,855
USANA Health Sciences, Inc.(a)	4,181	295,931
Total Consumer Staples		2,888,390

Energy (7.78%)
Arch Coal, Inc., Class A	4,291	378,252
Bonanza Creek Energy, Inc.(a)	17,955	350,661
BP Prudhoe Bay Royalty Trust	15,001	269,868
Cabot Oil & Gas Corp.	15,395	385,183
Cactus, Inc., Class A(a)	10,655	346,820
California Resources Corp.(a)	17,422	282,236
Callon Petroleum Co.(a)	54,339	339,619
Carrizo Oil & Gas, Inc.(a)	36,013	366,612
Cimarex Energy Co.	5,610	320,836
Concho Resources, Inc.	3,846	376,947
ConocoPhillips	5,985	352,876
CONSOL Energy, Inc.(a)	10,668	279,715
Denbury Resources, Inc.(a)	223,225	321,444
Diamondback Energy, Inc.	3,909	383,317
DMC Global, Inc.	8,642	584,545
EOG Resources, Inc.	4,516	369,770
Gulfport Energy Corp.(a)	50,890	278,368
HighPoint Resources Corp.(a)	172,112	321,849
HollyFrontier Corp.	7,749	294,307
Jagged Peak Energy, Inc.(a)	39,327	326,414
Mammoth Energy Services, Inc.	18,350	192,675
Matador Resources Co.(a)	21,599	355,088

4 | May 31, 2019

Barron’s 400SM ETF

Schedule of Investments	May 31, 2019 (Unaudited)

Security Description	Shares	Value
Energy (continued)
Occidental Petroleum Corp.	6,119	$304,543
Parsley Energy, Inc., Class A(a)	21,480	382,988
PDC Energy, Inc.(a)	10,094	308,069
Penn Virginia Corp(a)	6,896	210,328
Phillips 66	4,033	325,866
ProPetro Holding Corp.(a)	19,882	386,108
Renewable Energy Group, Inc.(a)	16,661	260,578
Solaris Oilfield Infrastructure, Inc., Class A	24,493	348,535
Southwestern Energy Co.(a)	89,290	320,551
SRC Energy, Inc.(a)	80,015	379,271
Texas Pacific Land Trust	546	402,407
W&T Offshore, Inc.(a)	68,583	288,049
Total Energy		11,394,695

Financials (18.68%)
1st Source Corp.	8,438	369,247
Associated Banc-Corp	17,194	340,613
Axos Financial, Inc.(a)	13,017	355,494
BancFirst Corp.	7,161	374,019
BancorpSouth Bank	13,179	356,887
Bank of America Corp.	13,576	361,122
Bank of Hawaii Corp.	4,813	364,152
Bank of NT Butterfield & Son, Ltd.	10,601	350,045
Bank OZK	12,813	370,296
Banner Corp.	6,829	344,591
Bryn Mawr Bank Corp.	10,220	373,643
Cadence BanCorp	19,943	368,946
Capital One Financial Corp.	4,735	406,594
Carolina Financial Corp.	10,891	361,581
Cathay General Bancorp	10,758	361,899
CenterState Bank Corp.	15,431	337,785
Central Pacific Financial Corp.	13,693	380,528
Charles Schwab Corp.	8,930	371,577
Chemical Financial Corp.	9,170	347,176
Citigroup, Inc.	6,255	388,748
Comerica, Inc.	4,778	328,822
Commerce Bancshares, Inc.	6,504	372,874
Cullen/Frost Bankers, Inc.	3,879	354,036
Eagle Bancorp, Inc.	7,044	373,896
East West Bancorp, Inc.	7,571	323,433
Enova International, Inc.(a)	16,291	347,813
Enterprise Financial Services Corp.	9,126	357,648
Evercore, Inc., Class A	4,259	328,923
Fifth Third Bancorp	14,101	373,677
First Bancorp	10,495	371,628
First Commonwealth Financial Corp.	29,451	370,199
First Financial Bancorp	15,310	341,719
First Horizon National Corp.	26,456	354,775
First Merchants Corp.	9,953	330,937
Glacier Bancorp, Inc.	9,622	379,203
Hancock Whitney Corp.	9,331	354,391
Heritage Commerce Corp.	30,105	358,551
Home BancShares, Inc.	20,919	366,501
Security Description	Shares	Value
Financials (continued)
IBERIABANK Corp.	5,196	$371,514
Independent Bank Corp./Rockland MA	4,841	335,723
International Bancshares Corp.	9,837	358,657
JPMorgan Chase & Co.	3,776	400,105
KeyCorp	23,015	367,550
Lakeland Financial Corp.	8,378	368,213
LegacyTexas Financial Group, Inc.	10,081	367,957
LPL Financial Holdings, Inc.	5,355	429,578
Meta Financial Group, Inc.	20,324	531,879
Moelis & Co., Class A	8,940	284,113
National Bank Holdings Corp., Class A	11,514	404,026
OceanFirst Financial Corp.	16,101	383,526
Pacific Premier Bancorp, Inc.	14,061	397,926
PacWest Bancorp	10,058	365,508
Pinnacle Financial Partners, Inc.	6,868	363,661
Popular, Inc.	7,240	378,000
Preferred Bank	8,056	352,611
Renasant Corp.	10,518	355,508
S&T Bancorp, Inc.	9,906	373,456
Sandy Spring Bancorp, Inc.	11,791	379,081
ServisFirst Bancshares, Inc.	11,503	360,504
Simmons First National Corp., Class A	15,425	351,844
South State Corp.	5,637	371,422
SVB Financial Group(a)	1,630	328,282
Synchrony Financial	12,197	410,185
Synovus Financial Corp.	10,185	325,513
T Rowe Price Group, Inc.	3,912	395,660
TCF Financial Corp.	18,255	347,940
TD Ameritrade Holding Corp.	7,206	358,499
TriCo Bancshares	9,901	369,307
United Community Banks, Inc.	14,978	397,067
Virtu Financial, Inc., Class A	15,491	356,603
Webster Financial Corp.	7,087	313,812
WesBanco, Inc.	9,691	344,321
Western Alliance Bancorp(a)	8,870	365,001
WSFS Financial Corp.	9,297	368,998
Zions Bancorp NA	8,031	345,895
Total Financials		27,353,414

Health Care (9.87%)
ABIOMED, Inc.(a)	1,212	317,447
Align Technology, Inc.(a)	1,566	445,292
Amedisys, Inc.(a)	3,234	363,211
Amgen, Inc.	2,133	355,571
Baxter International, Inc.	5,190	381,154
Biogen, Inc.(a)	1,256	275,428
BioSpecifics Technologies Corp.(a)	5,668	335,262
Bristol-Myers Squibb Co.	7,798	353,795
Bruker Corp.	10,338	431,818
Celgene Corp.(a)	4,589	430,402
Charles River Laboratories International, Inc.(a)	2,796	350,758

5 | May 31, 2019

Barron’s 400SM ETF

Schedule of Investments	May 31, 2019 (Unaudited)

Security Description	Shares	Value
Health Care (continued)
Chemed Corp.	1,197	$392,544
Collegium Pharmaceutical, Inc.(a)	22,908	263,671
Corcept Therapeutics, Inc.(a)	31,405	307,141
Eagle Pharmaceuticals, Inc.(a)	8,160	414,610
Enanta Pharmaceuticals, Inc.(a)	3,813	344,962
Ensign Group, Inc.	7,889	420,168
Exelixis, Inc.(a)	16,653	326,232
Globus Medical, Inc., Class A(a)	8,527	335,111
Illumina, Inc.(a)	1,286	394,686
Incyte Corp.(a)	4,628	363,900
Innoviva, Inc.(a)	27,512	376,089
Johnson & Johnson	2,823	370,237
LeMaitre Vascular, Inc.	13,113	338,447
Ligand Pharmaceuticals, Inc.(a)	3,466	372,179
Medpace Holdings, Inc.(a)	7,410	399,992
Mettler-Toledo International, Inc.(a)	568	410,715
Nektar Therapeutics(a)	10,850	339,822
Quidel Corp.(a)	5,898	326,159
Regeneron Pharmaceuticals, Inc.(a)	940	283,617
REGENXBIO, Inc.(a)	6,833	293,956
SIGA Technologies, Inc.(a)	63,779	340,580
Stryker Corp.	2,060	377,474
Supernus Pharmaceuticals, Inc.(a)	10,268	308,348
Tivity Health, Inc.(a)	21,398	391,583
Vanda Pharmaceuticals, Inc.(a)	20,820	305,638
Veeva Systems, Inc., Class A(a)	3,301	509,311
Vertex Pharmaceuticals, Inc.(a)	2,151	357,453
Waters Corp.(a)	1,629	326,957
Zoetis, Inc.	4,102	414,507
Total Health Care		14,446,227

Industrials (19.25%)
Acuity Brands, Inc.	2,999	370,886
Albany International Corp., Class A	5,434	380,760
Allison Transmission Holdings, Inc.	8,500	351,815
AO Smith Corp.	7,637	309,298
Applied Industrial Technologies, Inc.	6,758	367,162
Atlas Air Worldwide Holdings, Inc.(a)	7,969	282,023
BMC Stock Holdings, Inc.(a)	21,670	434,050
Boeing Co.	1,047	357,666
Brady Corp., Class A	8,515	394,244
Builders FirstSource, Inc.(a)	28,490	401,139
Caterpillar, Inc.	2,965	355,237
CH Robinson Worldwide, Inc.	4,426	352,442
Cintas Corp.	1,924	426,801
Comfort Systems USA, Inc.	7,471	352,482
Continental Building Products, Inc.(a)	14,671	334,792
Copart, Inc.(a)	6,641	474,699
CoStar Group, Inc.(a)	843	429,626
Security Description	Shares	Value
Industrials (continued)
Covenant Transportation Group, Inc.(a)	17,315	$260,071
Crane Co.	4,760	363,950
CSW Industrials, Inc.	6,933	443,227
Cummins, Inc.	2,479	373,734
Curtiss-Wright Corp.	3,437	383,191
EMCOR Group, Inc.	5,490	442,274
Encore Wire Corp.	6,559	327,360
Ennis, Inc.	18,316	339,212
Expeditors International of Washington, Inc.	5,130	356,997
Exponent, Inc.	6,966	390,444
Fastenal Co.	12,638	386,596
Federal Signal Corp.	16,127	385,274
FedEx Corp.	2,218	342,193
Fortive Corp.	4,784	364,302
Forward Air Corp.	6,236	348,156
Franklin Electric Co., Inc.	7,594	332,845
Generac Holdings, Inc.(a)	7,458	411,309
General Dynamics Corp.	2,327	374,228
GrafTech International, Ltd.	29,763	294,951
Harris Corp.	2,435	455,808
HEICO Corp., Class A	4,956	486,977
Heidrick & Struggles International, Inc.	9,664	293,399
Hubbell, Inc.	3,309	379,013
Huntington Ingalls Industries, Inc.	1,928	395,471
Illinois Tool Works, Inc.	2,728	380,938
Insperity, Inc.	3,173	361,405
ITT, Inc.	6,817	392,796
John Bean Technologies Corp.	4,363	447,426
Kadant, Inc.	4,509	366,041
Kennametal, Inc.	10,670	328,102
Kforce, Inc.	11,116	386,281
Knight-Swift Transportation Holdings, Inc.	11,623	321,260
Landstar System, Inc.	3,573	343,901
Lincoln Electric Holdings, Inc.	4,611	350,159
Lockheed Martin Corp.	1,300	440,102
Meritor, Inc.(a)	18,726	377,516
MSA Safety, Inc.	3,772	374,861
MSC Industrial Direct Co., Inc., Class A	4,731	334,292
Northrop Grumman Corp.	1,428	433,041
Old Dominion Freight Line, Inc.	2,685	355,601
Oshkosh Corp.	5,073	361,147
PACCAR, Inc.	5,757	378,926
Parker-Hannifin Corp.	2,296	349,727
Patrick Industries, Inc.(a)	8,562	349,244
Primoris Services Corp.	17,554	320,185
Raven Industries, Inc.	10,301	337,358
Raytheon Co.	2,182	380,759
Robert Half International, Inc.	6,030	323,570
Saia, Inc.(a)	6,337	373,883
Snap-on, Inc.	2,452	382,316
Spirit AeroSystems Holdings, Inc., Class A	4,274	346,365

6 | May 31, 2019

Barron’s 400SM ETF

Schedule of Investments	May 31, 2019 (Unaudited)

Security Description	Shares	Value
Industrials (continued)
The Timken Co.	9,042	$397,938
Toro Co.	5,804	378,189
Trex Co., Inc.(a)	5,472	327,335
Vicor Corp.(a)	12,776	387,241
WageWorks, Inc.(a)	13,477	673,446
Werner Enterprises, Inc.	12,761	355,777
Woodward, Inc.	4,206	458,117
Total Industrials		28,181,349

Information Technology (16.02%)
Adobe, Inc.(a)	1,491	403,912
Advanced Energy Industries, Inc.(a)	8,206	411,695
Amphenol Corp., Class A	4,178	363,486
Analog Devices, Inc.	3,640	351,697
ANSYS, Inc.(a)	2,170	389,515
Apple, Inc.	2,171	380,077
Applied Materials, Inc.	10,149	392,665
Arista Networks, Inc.(a)	1,377	336,800
Aspen Technology, Inc.(a)	3,908	443,988
Automatic Data Processing, Inc.	2,585	413,910
AVX Corp.	21,960	324,788
Booz Allen Hamilton Holding Corp.	7,054	445,601
Broadcom, Inc.	1,456	366,388
Cabot Microelectronics Corp.	3,508	341,925
Cadence Design Systems, Inc.(a)	6,481	411,997
Cisco Systems, Inc.	7,533	391,942
Cognizant Technology Solutions Corp., Class A	5,473	338,943
Coherent, Inc.(a)	2,868	315,566
Comtech Telecommunications Corp.	17,360	367,164
Control4 Corp.(a)	23,029	544,866
CSG Systems International, Inc.	9,451	423,877
Digi International, Inc.(a)	29,990	326,591
Diodes, Inc.(a)	10,380	321,053
Dolby Laboratories, Inc., Class A	6,088	377,273
Entegris, Inc.	11,089	380,796
EPAM Systems, Inc.(a)	2,374	409,729
Euronet Worldwide, Inc.(a)	2,841	440,469
EVERTEC, Inc.	14,011	401,555
F5 Networks, Inc.(a)	2,624	346,578
Fair Isaac Corp.(a)	1,529	452,431
Fortinet, Inc.(a)	4,768	345,585
II-VI, Inc.(a)	10,012	314,677
Immersion Corp.(a)	47,051	354,765
Insight Enterprises, Inc.(a)	7,073	364,118
Intel Corp.	7,334	322,989
Intuit, Inc.	1,569	384,170
KEMET Corp.	21,599	343,424
KLA-Tencor Corp.	3,367	347,037
Knowles Corp.(a)	23,041	362,435
Lam Research Corp.	2,283	398,635
Littelfuse, Inc.	2,058	335,886
Micron Technology, Inc.(a)	10,009	326,394
Security Description	Shares	Value
Information Technology (continued)
Microsoft Corp.	3,458	$427,685
MKS Instruments, Inc.	4,860	347,296
Monolithic Power Systems, Inc.	2,852	332,115
Nanometrics, Inc.(a)	13,514	384,473
NIC, Inc.	23,596	376,592
NVIDIA Corp.	2,417	327,407
ON Semiconductor Corp.(a)	17,484	310,516
Paychex, Inc.	5,053	433,497
Paycom Software, Inc.(a)	2,154	456,863
Qualys, Inc.(a)	4,573	405,214
Rudolph Technologies, Inc.(a)	17,777	410,115
Skyworks Solutions, Inc.	4,776	318,225
SMART Global Holdings, Inc.(a)	16,548	281,812
SPS Commerce, Inc.(a)	3,657	372,758
Teradyne, Inc.	9,924	418,197
Texas Instruments, Inc.	3,689	384,800
Trade Desk, Inc., Class A(a)	1,891	375,950
Ubiquiti Networks, Inc.	2,758	331,815
Vishay Intertechnology, Inc.	19,202	292,639
Xilinx, Inc.	3,210	328,415
Zebra Technologies Corp., Class A(a)	1,864	319,564
Total Information Technology		23,453,340

Materials (4.63%)
AK Steel Holding Corp.(a)(b)	139,317	239,625
Albemarle Corp.	4,596	290,927
Avery Dennison Corp.	3,552	369,621
Celanese Corp.	3,882	368,518
Chemours Co.	10,180	214,696
Cliffs Natural Resources, Inc.	39,406	342,832
Crown Holdings, Inc.(a)	7,189	398,486
FutureFuel Corp.	22,246	230,914
Huntsman Corp.	16,315	283,392
Ingevity Corp.(a)	3,526	309,230
Innospec, Inc.	4,692	378,691
Kronos Worldwide, Inc.	28,163	355,136
Louisiana-Pacific Corp.	15,689	358,023
Nucor Corp.	6,652	319,296
Packaging Corp. of America	3,960	352,757
Reliance Steel & Aluminum Co.	4,448	370,385
Schnitzer Steel Industries, Inc., Class A	16,718	352,917
Schweitzer-Mauduit International, Inc.	10,335	323,382
Steel Dynamics, Inc.	10,807	271,796
United States Steel Corp.	19,239	227,405
Warrior Met Coal, Inc.	16,213	418,458
Total Materials		6,776,487

Real Estate (0.67%)
HFF, Inc., Class A	8,786	379,380
Marcus & Millichap, Inc.(a)	10,259	313,310
RMR Group, Inc., Class A	5,851	282,135
Total Real Estate		974,825

7 | May 31, 2019

Barron’s 400SM ETF

Schedule of Investments	May 31, 2019 (Unaudited)

Security Description		Shares	Value
Utilities (0.78%)
AES Corp.		21,681	$342,560
Dominion Energy, Inc.		5,147	386,951
NextEra Energy, Inc.		2,058	407,916
Total Utilities			1,137,427

TOTAL COMMON STOCKS
(Cost $149,821,884)			141,309,825

LIMITED PARTNERSHIPS (3.03%)
Energy (2.75%)
Alliance Resource Partners LP		19,249	331,275
Black Stone Minerals LP		22,735	371,263
Cheniere Energy Partners LP		8,953	373,698
CNX Midstream Partners LP		26,227	384,488
Holly Energy Partners LP		13,833	367,820
Magellan Midstream Partners LP		6,527	401,411
MPLX LP		11,668	356,808
Noble Midstream Partners LP		10,569	319,712
Phillips 66 Partners LP		7,627	365,943
Shell Midstream Partners LP		20,667	434,627
Viper Energy Partners LP		11,548	323,344
Total Energy			4,030,389

Utilities (0.28%)
Suburban Propane Partners LP		18,021	412,681

TOTAL LIMITED PARTNERSHIPS
(Cost $4,991,870)			4,443,070

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (0.51%)
Money Market Fund (0.37%)
State Street Institutional Treasury Plus Money Market Fund
(Cost $535,436)	2.309%	535,436	535,436
Investments Purchased with Collateral from Securities Loaned (0.14%)
State Street Navigator Securities Lending Government Money Market Portfolio, 2.34%
(Cost $218,345)		218,345	218,345
TOTAL SHORT TERM INVESTMENTS
(Cost $753,781)			753,781

TOTAL INVESTMENTS (100.06%)
(Cost $155,567,535)			$146,506,676
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.06%)			(91,597)
NET ASSETS - 100.00%			$146,415,079

(a)	Non-income producing security.

(b)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $599,077.

See Notes to Financial Statements.

8 | May 31, 2019

Barron’s 400SM ETF

Statement of Assets and Liabilities	May 31, 2019 (Unaudited)

ASSETS:
Investments, at value	$146,506,676
Receivable for investments sold	1,872,416
Dividends receivable	218,912
Total Assets	148,598,004

LIABILITIES:
Payable for capital shares redeemed	1,877,116
Payable to adviser	87,464
Payable for collateral upon return of securities loaned	218,345
Total Liabilities	2,182,925
NET ASSETS	$146,415,079

NET ASSETS CONSIST OF:
Paid-in capital	$190,883,638
Total distributable earnings	(44,468,559)
NET ASSETS	$146,415,079

INVESTMENTS, AT COST	$155,567,535

PRICING OF SHARES
Net Assets	$146,415,079
Shares of beneficial interest outstanding (Unlimited number of shares authorized, par value $0.01 per share)	3,900,000
Net Asset Value, offering and redemption price per share	$37.54

See Notes to Financial Statements.

9 | May 31, 2019

Barron’s 400SM ETF

Statement of Operations	For the Six Months Ended May 31, 2019 (Unaudited)

INVESTMENT INCOME:
Dividends(a)	$1,483,299
Securities Lending Income	13,464
Total Investment Income	1,496,763

EXPENSES:
Investment adviser fees	512,188
Net Expenses	512,188
NET INVESTMENT INCOME	984,575

REALIZED AND UNREALIZED GAIN/(LOSS)
Net realized loss on investments	(6,710,351)
Net change in unrealized depreciation on investments	(4,266,179)
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(10,976,530)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(9,991,955)

(a)	Net of foreign tax withholding of $291.

See Notes to Financial Statements.

10 | May 31, 2019

Barron’s 400SM ETF

Statements of Changes in Net Assets

	For the Six Months Ended May 31, 2019 (Unaudited)	For the Year Ended November 30, 2018
OPERATIONS:
Net investment income	$984,575	$1,772,954
Net realized gain/(loss)	(6,710,351)	34,798,091
Net change in unrealized depreciation	(4,266,179)	(39,573,824)
Net decrease in net assets resulting from operations	(9,991,955)	(3,002,779)

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(1,353,834)	(1,229,976)
Total distributions	(1,353,834)	(1,229,976)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	–	82,914,634
Cost of shares redeemed	(5,947,496)	(120,574,045)
Net decrease from capital share transactions	(5,947,496)	(37,659,411)
Net decrease in net assets	(17,293,285)	(41,892,166)

NET ASSETS:
Beginning of period	163,708,364	205,600,530
End of period	$146,415,079	$163,708,364

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Beginning shares	4,050,000	4,950,000
Shares sold	–	1,900,000
Shares redeemed	(150,000)	(2,800,000)
Shares outstanding, end of period	3,900,000	4,050,000

See Notes to Financial Statements.

11 | May 31, 2019

Barron’s 400SM ETF

Financial Highlights	For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended May 31, 2019 (Unaudited)		For the Year Ended November 30, 2018	For the Year Ended November 30, 2017	For the Year Ended November 30, 2016	For the Year Ended November 30, 2015	For the Year Ended November 30, 2014
NET ASSET VALUE, BEGINNING OF PERIOD	$40.42		$41.54	$34.35	$31.75	$31.64	$29.30

INCOME FROM OPERATIONS:
Net investment income(a)	0.25		0.40	0.29	0.33	0.32	0.23
Net realized and unrealized gain/(loss)	(2.80)		(1.27)	7.17	2.53	0.02	2.16
Total from investment operations	(2.55)		(0.87)	7.46	2.86	0.34	2.39

DISTRIBUTIONS:
From net investment income	(0.33)		(0.25)	(0.27)	(0.26)	(0.23)	(0.05)
Total distributions	(0.33)		(0.25)	(0.27)	(0.26)	(0.23)	(0.05)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	(2.88)		(1.12)	7.19	2.60	0.11	2.34
NET ASSET VALUE, END OF PERIOD	$37.54		$40.42	$41.54	$34.35	$31.75	$31.64
TOTAL RETURN(b)	(6.24)%		(2.12)%	21.87%	9.12%	1.07%	8.18%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$146,415		$163,708	$205,601	$178,612	$204,805	$219,901

RATIOS TO AVERAGE NET ASSETS
Ratio of expenses to average net assets	0.65	%(c)	0.65%	0.65%	0.65%	0.65%	0.65%
Ratio of net investment income to average net assets	1.25	%(c)	0.93%	0.78%	1.07%	1.00%	0.75%
Portfolio turnover rate(d)	55%		88%	84%	88%	87%	55%

(a)	Based on average shares outstanding during the period.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices.
(c)	Annualized.
(d)	Portfolio turnover for periods less than one year are not annualized and does not include securities received or delivered from processing creations or redemptions in-kind.

See Notes to Financial Statements.

12 | May 31, 2019

Barron’s 400SM ETF

Notes to Financial Statements	May 31, 2019 (Unaudited)

1.  ORGANIZATION

ALPS ETF Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of May 31, 2019, the Trust consisted of eighteen separate portfolios. Each portfolio represents a separate series of the Trust. This report pertains solely to the Barron’s 400SM ETF (the “Fund”). The investment objective of the Fund is to seek investment results that correspond generally, before fees and expenses, to the performance of the Barron’s 400 IndexSM (the “Underlying Index”). The Fund has elected to qualify as a diversified series of the Trust under the 1940 Act.

The Fund’s Shares (“Shares”) are listed on the NYSE Arca, Inc. (the “NYSE Arca”). The Fund issues and redeems Shares at net asset value (“NAV”) in blocks of 50,000 Shares, each of which is called a “Creation Unit”. Creation Units are issued and redeemed principally in-kind for securities included in the Underlying Index. Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund.

Pursuant to the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

A. Portfolio Valuation

The Fund’s NAV is determined daily, as of the close of regular trading on the New York Stock Exchange (the “NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Portfolio securities listed on any exchange other than the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and ask prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ, are valued at the latest quoted sale price in such market.

The Fund’s investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Trust’s Board of Trustees (the “Board”). When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Fund may be valued in good faith by or under the direction of the Board. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established primary pricing source or the pricing source is not willing to provide a price; a security with respect to which an event has occurred that is most likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; or a security whose price, as provided by the pricing service, does not reflect the security’s “fair value” due to the security being de-listed from a national exchange or the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive from the sale on the applicable exchange or principal market. A variety of factors may be considered in determining the fair value of such securities.

13 | May 31, 2019

Barron’s 400SM ETF

Notes to Financial Statements	May 31, 2019 (Unaudited)

B. Fair Value Measurements

The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability; including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities and Limited Partnerships, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the mean of the most recent quoted bid and ask prices on such day and are generally categorized as Level 2 in the hierarchy. Investments in open-end mutual funds are valued at their closing NAV each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1	–	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;
Level 2	–	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
Level 3	–	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2019:

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$141,309,825	$–	$–	$141,309,825
Limited Partnerships*	4,443,070	–	–	4,443,070
Short Term Investments	753,781	–	–	753,781
Total	$146,506,676	$–	$–	$146,506,676

*	For a detailed sector breakdown, see the accompanying Schedule of Investments.

The Fund did not have any securities that used significant unobservable inputs (Level 3) in determining fair value and there were no transfers into or out of Level 3.

C. Securities Transactions and Investment Income

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the highest cost basis. Dividend income and capital gains distributions, if any, are recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.

14 | May 31, 2019

Barron’s 400SM ETF

Notes to Financial Statements	May 31, 2019 (Unaudited)

D. Dividends and Distributions to Shareholders

Dividends from net investment income of the Fund, if any, are declared and paid annually or as the Board may determine from time to time. Distributions of net realized capital gains earned by the Fund, if any, are distributed at least annually.

E. Federal Tax and Tax Basis Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations. The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of May 31, 2019.

The tax character of the distributions paid during the fiscal year ended November 30, 2018 was as follows:

Ordinary Income
November 30, 2018
Barron’s 400SM ETF	$1,229,976

Under current law, capital losses maintain their character as short-term or long-term and are carried forward to the next tax year without expiration. As of November 30, 2018, the following amounts are available as carry forwards to the next tax year:

Fund	Short-Term	Long-Term
Barron’s 400SM ETF	$20,057,005	$9,850,985

As of May 31, 2019, the cost of investments for federal income tax purposes and accumulated net unrealized appreciation/(depreciation) on investments were as follows:

Barron’s 400SM ETF
Gross appreciation (excess of value over tax cost)	$12,040,186
Gross depreciation (excess of tax cost over value)	(20,058,148)
Net unrealized appreciation (depreciation)	(8,017,962)
Cost of investments for income tax purposes	$154,524,638

The differences between book-basis and tax-basis are primarily due to the deferral of losses from wash sales. In addition, certain tax cost basis adjustments are finalized at fiscal year-end and therefore have not been determined as of May 31, 2019.

F. Income Taxes

No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. The Fund evaluates tax positions taken (or expected to be taken) in the course of preparing the Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements.

As of and during the six months ended May 31, 2019, the Fund did not have a liability for any unrecognized tax benefits. The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return, but may extend to four years in certain jurisdictions. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

G. Lending of Portfolio Securities

The Fund has entered into a securities lending agreement with State Street Bank & Trust Co. (“SSB”), the Fund’s lending agent. The Fund may lend its portfolio securities only to borrowers that are approved by SSB. The Fund will limit such lending to not more than 33 1/3% of the value of its total assets. The Fund’s securities held at SSB as custodian shall be available to be lent except those securities the Fund or ALPS Advisors, Inc. specifically identifies in writing as not being available for lending. The borrower pledges and maintains with the Fund collateral consisting of cash (U.S. Dollars only), securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and cash equivalents (including irrevocable bank letters of credit) issued by a person other than the borrower or an affiliate of the borrower. The initial collateral received by the Fund is required to have a value of no less than 102% of the market value of the loaned securities for U.S equity securities and a value of no less than 105% of the market value for non-U.S. equity securities. The collateral is maintained thereafter, at a market value equal to not less than 102% of the current value of the U.S. equity securities on loan and not less than 105% of the current value of the non-U.S. equity securities on loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the customary time period for settlement of securities transactions.

15 | May 31, 2019

Barron’s 400SM ETF

Notes to Financial Statements	May 31, 2019 (Unaudited)

Any cash collateral received is reinvested in a money market fund managed by SSB as disclosed in the Fund’s Schedule of Investments and is reflected in the Statements of Assets and Liabilities as a payable for collateral upon return of securities loaned. Non-cash collateral, in the form of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, is not disclosed in the Fund’s Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Fund, and the Fund does not have the ability to re-hypothecate these securities. Income earned by the Fund from securities lending activity is disclosed in the Statement of Operations.

The following is a summary of the Fund's securities lending agreement and related cash and non-cash collateral received as of May 31, 2019:

	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
Barron's 400 ETF	$599,077	$218,345	$413,087	$631,432

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by SSB. SSB’s indemnity allows for full replacement of securities lent wherein SSB will purchase the unreturned loaned securities on the open market by applying the proceeds of the collateral, or to the extent such proceeds are insufficient or the collateral is unavailable, SSB will purchase the unreturned loan securities at SSB’s expense. However, the Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of May 31, 2019:

Barron's 400 ETF		Remaining contractual maturity of the agreements

Securities Lending Transactions	Overnight & Continuous	Up to 30 days	30-90 days	Greater than 90 days	Total
Common Stocks	$218,345	$–	$–	$–	$218,345
Total Borrowings					218,345
Gross amount of recognized liabilities for securities lending (collateral received)					$218,345

3.  INVESTMENT ADVISORY FEE AND OTHER AFFILIATED TRANSACTIONS

ALPS Advisors, Inc. (the “Adviser”) serves as the Fund’s investment adviser pursuant to an Investment Advisory Agreement with the Trust on behalf of the Fund (the “Advisory Agreement”). Pursuant to the Advisory Agreement, the Fund pays the Adviser an annual management fee for the services and facilities it provides, payable on a monthly basis at the annual rate of 0.65% of the Fund’s average daily net assets. From time to time, the Adviser may waive all or a portion of its fee.

Out of the unitary management fees, the Adviser pays substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit, independent trustees and other services, except for interest expenses, distribution fees or expenses, brokerage expenses, taxes and extraordinary expenses not incurred in the ordinary course of the Fund's business. The Adviser’s unitary management fee is designed to pay substantially all of the Fund’s expenses and to compensate the Adviser for providing services to the Fund.

ALPS Fund Services, Inc., an affiliate of the Adviser, is the administrator of the Fund.

Each Trustee who is not an officer or employee of the Adviser, any sub-adviser or any of their affiliates (“Independent Trustees”) receives (1) a quarterly retainer of $5,000, (2) a per meeting fee for regularly scheduled meetings of $3,750, (3) $1,500 for any special meeting held outside of a regularly scheduled board meeting, and (4) reimbursement for all reasonable out-of-pocket expenses relating to attendance at meetings. In addition, the Chairman of the Board and Chairman of the Audit Committee each receives a quarterly retainer of $2,000, in connection with their respective roles.

16 | May 31, 2019

Barron’s 400SM ETF

Notes to Financial Statements	May 31, 2019 (Unaudited)

4.  PURCHASES AND SALES OF SECURITIES

For the six months ended May 31, 2019, the cost of purchases and proceeds from sales of investment securities, excluding in-kind transactions and short-term investments, were as follows:

Fund	Purchases	Sales
Barron's 400 ETF	$86,432,830	$86,086,252

For the year ended May 31, 2019, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

Fund	Purchases	Sales
Barron's 400 ETF	$–	$5,889,320

For the six months ended May 31, 2019, the Barron's 400SM ETF had in-kind net realized gains of $225,290.

Gains on in-kind transactions are not considered taxable for federal income tax purposes and losses on in-kind transactions are also not deductible for tax purposes.

5.  CAPITAL SHARE TRANSACTIONS

Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 50,000 Shares. Only broker-dealers or large institutional investors with creation and redemption agreements called Authorized Participants (“AP”) are permitted to purchase or redeem Creation Units from the Fund. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per unit of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the AP or as a result of other market circumstances.

6.  RELATED PARTY TRANSACTIONS

The Fund engaged in cross trades between other funds in the Trust during the six months ended May 31, 2019 pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which the Adviser serves as the investment adviser. The Board previously adopted procedures that apply to transactions between the Funds of the Trust pursuant to Rule 17a-7. These transactions related to cross trades during the period complied with the requirements set forth by Rule 17a-7 and the Trust’s procedures.

Transactions related to cross trades during the six months ended May 31, 2019, were as follows:

Fund	Purchase cost paid	Sale proceeds received	Realized gain/(loss) on sales
Barron's 400 ETF	$384,400	$878,385	$47,111

17 | May 31, 2019

Barron’s 400SM ETF

Additional Information	May 31, 2019 (Unaudited)

PROXY VOTING RECORDS, POLICIES AND PROCEDURES

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 and a description of the Fund’s proxy voting policies and procedures used in determining how to vote for proxies are available without charge on the SEC’s website at www.sec.gov and upon request, by calling (toll-free) 1-866-675-2639.

PORTFOLIO HOLDINGS

The Trust is required to disclose, after its first and third fiscal quarters, the complete schedule of the Fund’s portfolio holdings with the SEC on Form N-Q or as an exhibit to its report on Form N-PORT. Forms N-Q or N-PORT reports for the Fund are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q or N-PORT reports are available without charge, upon request, by calling (toll-free) 1-866-675-2639 or by writing to ALPS ETF Trust at 1290 Broadway, Suite 1100, Denver, Colorado 80203.

TAX INFORMATION

The Fund designates the following as a percentage of taxable ordinary income distributions, or up to the maximum amount allowable, for the calendar year ended December 31, 2018:

	Qualified Dividend Income	Dividend Received Deduction
Barron's 400 ETF	100.00%	100.00%

In early 2019, if applicable, shareholders of record received this information for the distribution paid to them by the Fund during the calendar year 2018 via Form 1099. The Fund will notify shareholders in early 2020 of amounts paid to them by the Fund, if any, during the calendar year 2019.

LICENSING AGREEMENT

MarketGrader Capital, LLC has entered into a license agreement with Dow Jones & Company to use the “Barron’s” name and certain related intellectual property in connection with the Underlying Index. MarketGrader Capital, LLC also has entered into a license and services agreement with its parent company, MarketGrader.com, to use the methodology for constructing the Underlying Index. MarketGrader Capital, LLC in turn has entered into the Sublicense Agreement with ALPS Advisers, Inc. to use the Underlying Index. The following disclosure relates to such licensing agreements:

The Barron’s 400SM ETF (the “Fund”) is not sponsored, endorsed, sold or promoted by the MarketGrader Capital, LLC (the “Index Provider”). The Index Provider makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the Fund to track the performance of the physical commodities market. The Index Provider’s only relationship to the ALPS Advisors, Inc. (the “Adviser”) or the Fund is the licensing of certain service marks and trade names of the Index Provider and of the Underlying Index that is determined, composed and calculated by the Index Provider without regard to the Adviser or the Fund. The Index Provider has no obligation to take the needs of the Adviser or the Fund or the owners of the Fund into consideration in determining, composing or calculating the Underlying Index. The Index Provider is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Fund to be issued or in the determination or calculation of the equation by which the Fund is to be converted into cash. The Index Provider has no obligation or liability in connection with the administration, marketing or trading of the Fund.

THE INDEX PROVIDER DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN AND THE INDEX PROVIDER SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. THE INDEX PROVIDER MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ADVISER, THE FUND, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN. THE INDEX PROVIDER MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE INDEX PROVIDER HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

18 | May 31, 2019

Barron’s 400SM ETF

Additional Information	May 31, 2019 (Unaudited)

“The Barron’s 400 IndexSM” is calculated and published by MarketGrader Capital, LLC (“MarketGrader”). “Barron’s,” “Barron’s 400” and “Barron’s 400 Index” are trademarks or service marks of DJC & Company, Inc. or its affiliates and have been licensed to MarketGrader and sublicensed for certain purposes by Barron’s 400 Exchange Traded Fund, a sub-fund of that certain ALPS ETF Trust, a Delaware Statutory Trust (“Sub-Licensee”).

The Barron’s 400 ETF (the “Product”) is not sponsored, endorsed, sold or promoted by DJC or its affiliates. DJC and its affiliates make no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of trading in the Fund particularly. DJC and its affiliates’ only relationship to the Licensee is the licensing of certain trademarks and trade names of DJC. DJC has no obligation to take the needs of the Licensee or the owners of the Fund into consideration in connection with its licensing of the Barron’s 400 Index to MarketGrader or the sublicense to Licensee. DJC and its affiliates are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the Fund to be sold or in the determination or calculation of the equation by which the Product are to be converted into cash. DJC and its affiliates have no obligation or liability in connection with the administration, marketing or trading of the Barron’s 400 Index or the Product.

DOW JONES DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE BARRON’S 400 INDEX OR ANY DATA INCLUDED THEREIN AND DOW JONES AND ITS AFFILIATES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. DOW JONESAND ITS AFFILIATES MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE LICENSEE, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE BARRON’S 400 INDEX OR ANY DATA INCLUDED THEREIN. DOW JONES AND ITS AFFILIATES MAKE NO EXPRESS OR IMPLIED WARRANTIES. AND EXPRESSLY DISCLAIM ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE BARRON’S 400 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL DOW JONES AND ITS AFFILIATES HAVE ANY LIABILITY FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN DJC AND THE LICENSEE, OTHER THAN THE LICENSORS OF MARKETGRADER.

The Adviser does not guarantee the accuracy and/or the completeness of the Underlying Index or any data included therein, and the Adviser shall have no liability for any errors, omissions or interruptions therein. The Adviser makes no warranty, express or implied, as to results to be obtained by the Fund, owners of the Shares of the Fund or any other person or entity from the use of the Underlying Index or any data included therein. The Adviser makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall the Adviser have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Underlying Index, even if notified of the possibility of such damages.

19 | May 31, 2019

Must be accompanied or preceded by a prospectus.

ALPS Portfolio Solutions Distributor, Inc., a FINRA member, is the Distributor for the Barron’s 400SM ETF.

Semi-Annual Report

May 31, 2019

Cohen & Steers Global Realty Majors ETF (NYSE ARCA: GRI)

An ALPS Advisors Solution

SS&C | ALPS ADVISORS

TABLE OF

CONTENTS

Performance Overview	1
Disclosure of Fund Expenses	4
Schedule of Investments	5
Statement of Assets and Liabilities	7
Statement of Operations	8
Statements of Changes in Net Assets	9
Financial Highlights	10
Notes to Financial Statements	11
Additional Information	16

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary (such as a broker-dealer or bank). Instead, the reports will be made available on the Fund’s website (www.alpsfunds.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund electronically anytime by contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge. You can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account with your financial intermediary.

alpsfunds.com

Cohen & Steers Global Realty Majors ETF

Performance Overview	May 31, 2019 (Unaudited)

Investment Objective

The Cohen & Steers Global Realty Majors ETF (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an index called the Cohen & Steers Global Realty Majors Index (the “Underlying Index”). The Fund will normally invest at least 90% of its total assets in common stocks and other equity securities (which may include American Depositary Receipts (“ADRs”), American Depositary Shares (“ADSs”) and Global Depositary Receipts (“GDRs”)) that comprise the Underlying Index.

The Underlying Index consists of the largest and most liquid securities within the global real estate universe that Cohen & Steers Capital Management, Inc. (“Cohen & Steers” or the “Index Provider”) believes are likely to lead the global securitization of real estate. The Underlying Index is free float and modified market-capitalization weighted, with a limit of 4.0% on any security’s weighting. Underlying Index constituents must have a free float adjusted market-capitalization of $750 million or greater for initial inclusion in the Underlying Index. Cohen & Steers considers country weights relative to each country’s GDP share representing the real estate securities universe and share of the private market for real estate, with up to 10% being allocated to securities of emerging markets. The Underlying Index is rebalanced quarterly.

Performance (as of May 31, 2019)

	6 Months	1 Year	5 Year	10 Year	Since Inception^
Cohen & Steers Global Realty Majors ETF - NAV	8.01%	10.78%	5.24%	10.77%	3.32%
Cohen & Steers Global Realty Majors ETF - Market Price*	8.28%	11.28%	5.27%	10.78%	3.32%
Cohen & Steers Global Realty Majors® Index	8.43%	11.56%	5.99%	11.58%	4.13%
FTSE EPRA/ NAREIT Developed Real Estate Index	7.03%	8.51%	5.72%	11.26%	4.15%
S&P 500® Total Return Index	0.74%	3.78%	9.66%	13.95%	8.65%

Total Expense Ratio (per the current Prospectus) 0.55%

Data quoted represents past performance, which is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Fund's portfolio holdings are subject to change without notice. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data please visit www.alpsfunds.com or call 1.866.513.5856.

NAV is an exchange-traded fund’s per-share value. The per-share dollar amount of the Fund is derived by dividing the total value of all the securities in its portfolio, less any liabilities, by the number of Fund shares outstanding. Market Price is the price at which a share can currently be traded in the market. Information detailing the number of days the Market Price of the Fund was greater than the Fund’s NAV and the number of days it was less than the Fund’s NAV can be obtained at www.alpsfunds.com.

^	Fund Inception May 7, 2008.

*	Market Price is based on the midpoint of the bid/ask spread at 4p.m. ET and does not represent the returns an investor would receive if shares were traded at other times.

Risks of Investing in Real Estate Securities

Risks of investing in real estate securities are similar to those associated with direct investments in real estate, including falling property values due to increasing vacancies or declining rents resulting from economic, legal, political or technological developments, lack of liquidity, limited diversification and sensitivity to certain economic factors such as interest rate changes and market recessions. Foreign securities involve special risks, including currency fluctuations, lower liquidity, political and economic uncertainties, and differences in accounting standards. Some international securities may represent small- and medium-sized companies, which may be more susceptible to price volatility and less liquidity than larger companies.

Cohen & Steers Global Realty Majors® Index: A free-float adjusted, modified market capitalization-weighted index of global real estate equities. The modified market capitalization weighting approach and qualitative screening process emphasize those companies that, in the opinion of the Cohen & Steers investment committee, are leading the securitization of real estate globally.

FTSE EPRA/NAREIT Developed Real Estate Index: An unmanaged market-weighted total return index that consists of many companies from developed markets whose floats are larger than $100 million and which derive more than half of their revenue from property-related activities.

S&P 500® Total Return Index: The Standard & Poor’s composite index of 500 stocks, a widely recognized, unmanaged index of common stock prices.

1 | May 31, 2019

Cohen & Steers Global Realty Majors ETF

Performance Overview	May 31, 2019 (Unaudited)

The indexes are not actively managed and do not reflect any deductions for fees, expenses or taxes. Total return assumes reinvestment of any dividends and distributions realized during a given time period. One cannot invest directly in an index. Index performance does not reflect fund performance.

The Fund’s shares are not individually redeemable. Investors buy and sell shares of the Fund on a secondary market. Only market makers or “authorized participants” may trade directly with the Fund, typically in blocks of 50,000 shares.

The Cohen & Steers Global Realty Majors ETF is not suitable for all investors. An investor should consider investment objectives, risks, charges and expenses carefully before investing. Investments in the Fund are subject to investment risks, including possible loss of the principal amount invested.

ALPS Portfolio Solutions Distributor, Inc., a FINRA member, is the distributor for the Cohen & Steers Global Realty Majors ETF.

ALPS Portfolio Solutions Distributor, Inc. is not affiliated with Cohen & Steers.

2 | May 31, 2019

Cohen & Steers Global Realty Majors ETF

Performance Overview	May 31, 2019 (Unaudited)

Top 10 Holdings* (as of May 31, 2019)

American Tower Corp.	4.35%
Equinix, Inc.	4.09%
Prologis, Inc.	3.86%
Simon Property Group, Inc.	3.64%
Public Storage	3.60%
Welltower, Inc.	3.17%
Equity Residential	2.86%
AvalonBay Communities, Inc.	2.84%
Vonovia SE	2.75%
Mitsubishi Estate Co., Ltd.	2.59%
Total % of Top 10 Holdings	33.75%

*	% of Total Investments.

Future holdings are subject to change.

Country Allocation* (as of May 31, 2019)

United States	56.00%
Japan	10.32%
Hong Kong	10.24%
Australia	5.99%
Germany	5.45%
France	4.27%
United Kingdom	3.15%
Singapore	2.01%
Canada	1.10%
Sweden	0.53%
Switzerland	0.46%
Spain	0.31%
Brazil	0.17%
Total	100.00%

Growth of $10,000 (as of May 31, 2019)

Comparison of Change in Value of $10,000 Investment in the Fund and the Indexes

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the life of the Fund. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3 | May 31, 2019

Cohen & Steers Global Realty Majors ETF

Disclosure of Fund Expenses	May 31, 2019 (Unaudited)

Shareholder Expense Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs which may include creation and redemption fees or brokerage charges, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. It is based on an investment of $1,000 invested at the beginning of the (six month) period and held through May 31, 2019.

Actual Return: The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

Hypothetical 5% Return: The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

The expenses shown in the table are meant to highlight ongoing Fund costs only and do not reflect any transaction costs, such as creation and redemption fees or brokerage charges. Therefore, the second line is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these costs were included, your costs would have been higher.

	Beginning Account Value 12/1/18	Ending Account Value 5/31/19	Expense Ratio(a)	Expenses Paid During Period 12/1/18 - 5/31/19(b)
Cohen & Steers Global Realty Majors ETF
Actual	$1,000.00	$1,080.10	0.55%	$2.85
Hypothetical (5% return before expenses)	$1,000.00	$1,022.19	0.55%	$2.77

(a)	Annualized, based on the Fund's most recent fiscal half year expenses.

(b)	Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182), divided by 365.

4 | May 31, 2019

Cohen & Steers Global Realty Majors ETF

Schedule of Investments	May 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.36%)
Australia (5.98%)
Dexus	56,350	$503,479
Goodman Group	83,219	773,569
Mirvac Group	193,000	405,669
Scentre Group, Ltd.	276,109	727,840
The GPT Group	93,759	374,634
Vicinity Centres	167,407	299,616
Total Australia		3,084,807

Brazil (0.17%)
Multiplan Empreendimentos Imobiliarios SA	13,734	86,941

Canada (1.09%)
Allied Properties Real Estate Investment Trust	5,601	201,439
Boardwalk Real Estate Investment Trust	1,961	59,021
RioCan Real Estate Investment Trust	15,759	304,080
Total Canada		564,540

France (4.26%)
Covivio	3,207	336,416
Gecina SA	2,865	409,681
Klepierre SA	10,826	368,512
Unibail-Rodamco-Westfield	7,155	1,081,881
Total France		2,196,490

Germany (5.43%)
alstria office REIT-AG	8,221	128,486
Deutsche Wohnen SE	18,442	870,455
LEG Immobilien AG	3,282	391,947
Vonovia SE	26,927	1,412,627
Total Germany		2,803,515

Hong Kong (10.21%)
China Overseas Land & Investment, Ltd.	193,000	669,630
CK Asset Holdings, Ltd.	138,500	1,001,709
Hang Lung Properties, Ltd.	103,000	216,786
Hongkong Land Holdings, Ltd.	60,400	393,808
Link REIT	109,664	1,312,127
Sun Hung Kai Properties, Ltd.	80,000	1,266,399
Wharf Real Estate Investment Co., Ltd.	60,000	409,845
Total Hong Kong		5,270,304

Japan (10.29%)
Japan Real Estate Investment Corp.	72	428,552
Japan Retail Fund Investment Corp.	137	276,364
Mitsubishi Estate Co., Ltd.	72,300	1,332,378
Mitsui Fudosan Co., Ltd.	51,500	1,250,609
Nippon Building Fund, Inc.	72	493,000
Security Description	Shares	Value
Japan (continued)
Nippon Prologis REIT, Inc.	111	$241,841
Nomura Real Estate Master Fund, Inc.	239	371,408
Sumitomo Realty & Development Co., Ltd.	24,800	917,027
Total Japan		5,311,179

Singapore (2.01%)
Ascendas Real Estate Investment Trust	133,105	282,934
CapitaLand Mall Trust	145,647	255,521
CapitaLand, Ltd.	130,100	304,959
City Developments, Ltd.	32,100	192,081
Total Singapore		1,035,495

Spain (0.30%)
Inmobiliaria Colonial Socimi SA	14,212	157,340

Sweden (0.53%)
Castellum AB	14,280	271,333

Switzerland (0.45%)
PSP Swiss Property AG	2,096	234,878

United Kingdom (3.14%)
British Land Co. PLC	50,195	338,871
Derwent London PLC	5,784	235,167
Hammerson PLC	40,044	137,145
Land Securities Group PLC	38,963	408,160
Segro PLC	56,629	499,434
Total United Kingdom		1,618,777

United States (55.50%)
Alexandria Real Estate Equities, Inc.	5,873	859,866
American Campus Communities, Inc.	7,106	329,150
American Homes 4 Rent, Class A	13,352	325,922
American Tower Corp.	10,729	2,239,893
AvalonBay Communities, Inc.	7,202	1,462,078
Boston Properties, Inc.	8,014	1,048,472
Cousins Properties, Inc.	22,000	199,100
Digital Realty Trust, Inc.	10,799	1,271,258
Douglas Emmett, Inc.	8,375	337,429
Duke Realty Corp.	18,684	562,202
Equinix, Inc.	4,332	2,104,442
Equity LifeStyle Properties, Inc.	4,656	566,449
Equity Residential	19,241	1,473,283
Essex Property Trust, Inc.	3,423	998,626
Extra Space Storage, Inc.	6,627	710,149
Federal Realty Investment Trust	3,868	505,664
Host Hotels & Resorts, Inc.	38,479	696,855
Kilroy Realty Corp.	5,231	385,577
National Retail Properties, Inc.	8,407	450,027

5 | May 31, 2019

Cohen & Steers Global Realty Majors ETF

Schedule of Investments	May 31, 2019 (Unaudited)

Security Description	Shares	Value
United States (continued)
Park Hotels & Resorts, Inc.	10,433	$288,159
Prologis, Inc.	26,951	1,985,480
Public Storage	7,787	1,852,372
Realty Income Corp.	15,821	1,108,736
Regency Centers Corp.	8,691	573,258
Simon Property Group, Inc.	11,544	1,871,167
SL Green Realty Corp.	4,348	373,928
UDR, Inc.	14,304	640,533
Ventas, Inc.	18,503	1,189,743
Vornado Realty Trust	8,993	595,606
Welltower, Inc.	20,109	1,633,253
Total United States		28,638,677

TOTAL COMMON STOCKS
(Cost $42,824,043)		51,274,276

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (0.34%)
State Street Institutional Treasury Plus Money Market Fund	2.309%	177,856	177,856
TOTAL SHORT TERM INVESTMENTS
(Cost $177,856)			177,856

TOTAL INVESTMENTS (99.70%)
(Cost $43,001,899)			$51,452,132
OTHER ASSETS IN EXCESS OF LIABILITIES (0.30%)			153,306
NET ASSETS - 100.00%			$51,605,438

See Notes to Financial Statements.

6 | May 31, 2019

Cohen & Steers Global Realty Majors ETF

Statement of Assets and Liabilities	May 31, 2019 (Unaudited)

ASSETS:
Investments, at value	$51,452,132
Foreign currency, at value (Cost $26,330)	26,334
Foreign tax reclaims	37,638
Dividends receivable	114,101
Total Assets	51,630,205

LIABILITIES:
Payable to adviser	24,767
Total Liabilities	24,767
NET ASSETS	$51,605,438

NET ASSETS CONSIST OF:
Paid-in capital	$48,007,780
Total distributable earnings	3,597,658
NET ASSETS	$51,605,438

INVESTMENTS, AT COST	$43,001,899

PRICING OF SHARES
Net Assets	$51,605,438
Shares of beneficial interest outstanding (Unlimited number of shares authorized, par value $0.01 per share)	1,100,000
Net Asset Value, offering and redemption price per share	$46.91

See Notes to Financial Statements.

7 | May 31, 2019

Cohen & Steers Global Realty Majors ETF

Statement of Operations	For the Six Months Ended May 31, 2019 (Unaudited)

INVESTMENT INCOME:
Dividends(a)	$920,954
Total Investment Income	920,954

EXPENSES:
Investment adviser fees	148,762
Total Expenses	148,762
NET INVESTMENT INCOME	772,192

REALIZED AND UNREALIZED GAIN/(LOSS)
Net realized gain on investments	1,391,476
Net realized loss on foreign currency transactions	(349)
Total Net realized gain	1,391,127
Net change in unrealized appreciation on investments	2,030,668
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	770
Total net change in unrealized appreciation	2,031,438
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	3,422,565
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,194,757

(a)	Net of foreign tax withholding of $49,647.

See Notes to Financial Statements.

8 | May 31, 2019

Cohen & Steers Global Realty Majors ETF

Statements of Changes in Net Assets

	For the Six Months Ended May 31, 2019 (Unaudited)	For the Year Ended November 30, 2018
OPERATIONS:
Net investment income	$772,192	$1,604,135
Net realized gain	1,391,127	1,545,197
Net change in unrealized appreciation/depreciation	2,031,438	(2,489,161)
Net increase in net assets resulting from operations	4,194,757	660,171

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(927,527)	(2,627,653)
Total distributions	(927,527)	(2,627,653)

CAPITAL SHARE TRANSACTIONS:
Cost of shares redeemed	(6,883,880)	(10,860,609)
Net decrease from capital share transactions	(6,883,880)	(10,860,609)
Net decrease in net assets	(3,616,650)	(12,828,091)

NET ASSETS:
Beginning of period	55,222,088	68,050,179
End of period	$51,605,438	$55,222,088

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Beginning shares	1,250,000	1,500,000
Shares sold	–	–
Shares redeemed	(150,000)	(250,000)
Shares outstanding, end of period	1,100,000	1,250,000

See Notes to Financial Statements.

9 | May 31, 2019

Cohen & Steers Global Realty Majors ETF

Financial Highlights	For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended May 31, 2019 (Unaudited)		For the Year Ended November 30, 2018	For the Year Ended November 30, 2017	For the Year Ended November 30, 2016	For the Year Ended November 30, 2015	For the Year Ended November 30, 2014
NET ASSET VALUE, BEGINNING OF PERIOD	$44.18		$45.37	$41.31	$42.25	$44.07	$39.32

INCOME FROM OPERATIONS:
Net investment income(a)	0.65		1.17	0.75	1.24	1.41	0.92
Net realized and unrealized gain/(loss)	2.84		(0.53)	4.45	(0.90)	(1.57)	4.85
Total from investment operations	3.49		0.64	5.20	0.34	(0.16)	5.77

DISTRIBUTIONS:
From net investment income	(0.76)		(1.83)	(1.14)	(1.28)	(1.66)	(1.02)
Total distributions	(0.76)		(1.83)	(1.14)	(1.28)	(1.66)	(1.02)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	2.73		(1.19)	4.06	(0.94)	(1.82)	4.75
NET ASSET VALUE, END OF PERIOD	$46.91		$44.18	$45.37	$41.31	$42.25	$44.07
TOTAL RETURN(b)	8.01%		1.47%	12.77%	0.61%	(0.38)%	14.90%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$51,605		$55,222	$68,050	$80,550	$99,298	$96,953

RATIOS TO AVERAGE NET ASSETS
Ratio of expenses to average net assets	0.55	%(c)	0.55%	0.55%	0.55%	0.55%	0.55%
Ratio of net investment income to average net assets	2.85	%(c)	2.67%	1.71%	2.86%	3.24%	2.21%
Portfolio turnover rate(d)	3%		14%	10%	8%	7%	11%

(a)	Based on average shares outstanding during the period.

(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices.

(c)	Annualized.

(d)	Portfolio turnover for periods less than one year are not annualized and does not include securities received or delivered from processing creations or redemptions in-kind.

See Notes to Financial Statements.

10 | May 31, 2019

Cohen & Steers Global Realty Majors ETF

Notes to Financial Statements	May 31, 2019 (Unaudited)

1. ORGANIZATION

ALPS ETF Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of May 31, 2019, the Trust consisted of eighteen separate portfolios. Each portfolio represents a separate series of the Trust. This report pertains solely to the Cohen & Steers Global Realty Majors ETF (the “Fund”). The investment objective of the Fund is to seek investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an index called the Cohen & Steers Global Realty Majors Index (the “Underlying Index”). The investment advisor uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. The Fund has elected to qualify as a diversified series of the Trust under the 1940 Act.

The Fund’s Shares (“Shares”) are listed on the NYSE Arca, Inc. (the “NYSE Arca”). The Fund issues and redeems Shares at net asset value (“NAV”) in blocks of 50,000 Shares, each of which is called a “Creation Unit”. Creation Units are issued and redeemed principally in-kind for securities included in the Underlying Index. Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund.

Pursuant to the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

A. Portfolio Valuation

The Fund’s NAV is determined daily, as of the close of regular trading on the New York Stock Exchange (the “NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Portfolio securities listed on any exchange other than the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and asked prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ, are valued at the latest quoted sale price in such market.

The Fund’s investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Trust’s Board of Trustees (the “Board”). When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Fund may be valued in good faith by or under the direction of the Board. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established primary pricing source or the pricing source is not willing to provide a price; a security with respect to which an event has occurred that is most likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; or a security whose price, as provided by the pricing service, does not reflect the security’s “fair value” due to the security being de-listed from a national exchange or the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive from the sale on the applicable exchange or principal market. A variety of factors may be considered in determining the fair value of such securities.

11 | May 31, 2019

Cohen & Steers Global Realty Majors ETF

Notes to Financial Statements	May 31, 2019 (Unaudited)

B. Fair Value Measurements

The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the mean of the most recent quoted bid and ask prices on such day and are generally categorized as Level 2 in the hierarchy. Investments in open-end mutual funds are valued at their NAV each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2019:

Investments in Securities at Value*	Level 1- Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Common Stocks	$51,274,276	$–	$–	$51,274,276
Short Term Investments	177,856	–	–	177,856
TOTAL	$51,452,132	$–	$–	$51,452,132

*	For a detailed geographical breakdown, see the accompanying Schedule of Investments.

The Fund did not have any securities that used significant unobservable inputs (Level 3) in determining fair value and there were no transfers into or out of Level 3.

C. Foreign Securities

The Fund may directly purchase securities of non-U.S. issuers. Investing in securities of non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers, including, among others, less liquidity generally, greater market volatility than U.S. securities and less complete financial information than for U.S. issuers. In addition, adverse political, economic or social developments could undermine the value of the Fund’s investments or prevent the Fund from realizing the full value of its investments. Financial reporting standards for companies based in foreign markets differ from those in the United States. Finally, the value of the currency of the country in which the Fund has invested could decline relative to the value of the U.S. dollar, which may affect the value of the investment to U.S. investors.

12 | May 31, 2019

Cohen & Steers Global Realty Majors ETF

Notes to Financial Statements	May 31, 2019 (Unaudited)

D. Foreign Currency Translation

The books and records of the Fund are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

E. Securities Transactions and Investment Income

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the highest cost basis. Dividend income and capital gains distributions, if any, are recorded on the ex-dividend date, net of any foreign taxes withheld. Interest income, if any, is recorded on the accrual basis.

F. Dividends and Distributions to Shareholders

Dividends from net investment income of the Fund, if any, are declared and paid quarterly or as the Board may determine from time to time. Distributions of net realized capital gains earned by the Fund, if any, are distributed at least annually.

G. Real Estate Investment Trusts (“REITs”)

As part of its investments in real estate related securities, the Fund will invest in REITs and is subject to certain risks associated with direct investment in REITs. REITs possess certain risks which differ from an investment in common stocks. REITs are financial vehicles that pool investors’ capital to acquire, develop and/or finance real estate and provide services to their tenants. REITs may concentrate their investments in specific geographic areas or in specific property types, e.g., regional malls, shopping centers, office buildings, apartment buildings and industrial warehouses. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareowners, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time.

As REITs generally pay a higher rate of dividends than most other operating companies, to the extent application of the Fund’s investment strategy results in the Fund investing in REIT shares, the percentage of the Fund’s dividend income received from REIT shares will likely exceed the percentage of the Fund’s portfolio that is comprised of REIT shares. Distributions received by the Fund from REITs may consist of dividends, capital gains and/or return of capital.

Dividend income from REITs is recognized on the ex-dividend date. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from the Fund’s investments in REITs are reported to the Fund after the end of the calendar year; accordingly, the Fund estimates these amounts for accounting purposes until the characterization of REIT distributions is reported to the Fund after the end of the calendar year. Estimates are based on the most recent REIT distribution information available.

The performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the “Code”), or its failure to maintain exemption from registration under the 1940 Act. Due to the Fund’s investments in REITs, the Fund may also make distributions in excess of the Fund’s earnings and capital gains. Distributions, if any, in excess of the Fund’s earnings and profits will first reduce the adjusted tax basis of a holder’s shares and, after that basis has been reduced to zero, will constitute capital gains to the shareholder.

H. Federal Tax and Tax Basis Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations. The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of May 31, 2019.

The tax character of the distributions paid during the fiscal year ended November 30, 2018 was as follows:

Ordinary Income
November 30, 2018
Cohen & Steers Global Realty Majors ETF	$2,627,653

13 | May 31, 2019

Cohen & Steers Global Realty Majors ETF

Notes to Financial Statements	May 31, 2019 (Unaudited)

Under current law, capital losses maintain their character as short-term or long-term and are carried forward to the next tax year without expiration. As of November 30, 2018, the following amounts are available as carry forwards to the next tax year:

Fund	Short-Term	Long-Term
Cohen & Steers Global Realty Majors ETF	$1,091,915	$3,452,476

As of May 31, 2019, the cost of investments for federal income tax purposes and accumulated net unrealized appreciation/(depreciation) on investments were as follows:

Gross appreciation (excess of value over tax cost)	$10,593,456
Gross depreciation (excess of tax cost over value)	(2,459,000)
Net unrealized appreciation (depreciation)	8,134,456
Cost of investments for income tax purposes	$43,317,676

The differences between book-basis and tax-basis are primarily due to the deferral of losses from wash sales. In addition, certain tax cost basis adjustments are finalized at fiscal year-end and therefore have not been determined as of May 31, 2019.

I. Income Taxes

No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. The Fund evaluates tax positions taken (or expected to be taken) in the course of preparing the Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements.

As of and during the six months ended May 31, 2019, the Fund did not have a liability for any unrecognized tax benefits. The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return, but may extend to four years in certain jurisdictions. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

J. Lending of Portfolio Securities

The Fund has entered into a securities lending agreement with State Street Bank & Trust Co. (“SSB”), the Fund’s lending agent. The Fund may lend its portfolio securities only to borrowers that are approved by SSB. The Fund will limit such lending to not more than 33 1/3% of the value of its total assets. The Fund’s securities held at SSB as custodian shall be available to be lent except those securities the Fund or ALPS Advisors, Inc. specifically identifies in writing as not being available for lending. The borrower pledges and maintains with the Fund collateral consisting of cash (U.S. Dollars only), securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and cash equivalents (including irrevocable bank letters of credit) issued by a person other than the borrower or an affiliate of the borrower. The initial collateral received by the Fund is required to have a value of no less than 102% of the market value of the loaned securities for U.S equity securities and a value of no less than 105% of the market value for non-U.S. equity securities. The collateral is maintained thereafter, at a market value equal to not less than 102% of the current value of the U.S. equity securities on loan and not less than 105% of the current value of the non-U.S. equity securities on loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the customary time period for settlement of securities transactions.

Any cash collateral received is reinvested in a money market fund managed by SSB as disclosed in the Fund’s Schedule of Investments and is reflected in the Statement of Assets and Liabilities as a payable for collateral upon return of securities loaned. Non-cash collateral, in the form of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, is not disclosed in the Fund’s Statement of Assets and Liabilities as it is held by the lending agent on behalf of the Fund, and the Fund does not have the ability to re-hypothecate these securities. Income earned by the Fund from securities lending activity is disclosed in the Statement of Operations. As of May 31, 2019, the Fund had no securities on loan.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by SSB. SSB’s indemnity allows for full replacement of securities lent wherein SSB will purchase the unreturned loaned securities on the open market by applying the proceeds of the collateral, or to the extent such proceeds are insufficient or the collateral is unavailable, SSB will purchase the unreturned loan securities at SSB’s expense. However, the Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

14 | May 31, 2019

Cohen & Steers Global Realty Majors ETF

Notes to Financial Statements	May 31, 2019 (Unaudited)

3. INVESTMENT ADVISORY FEE AND OTHER AFFILIATED TRANSACTIONS

ALPS Advisors, Inc. (the “Adviser”) serves as the Fund’s investment adviser pursuant to an Investment Advisory Agreement with the Trust on behalf of the Fund (the “Advisory Agreement”). Pursuant to the Advisory Agreement, the Fund pays the Adviser an annual management fee for the services and facilities it provides, payable on a monthly basis at the annual rate of 0.55% of the Fund’s average daily net assets. From time to time, the Adviser may waive all or a portion of its fee.

Out of the unitary management fees, the Adviser pays substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit, independent trustees and other services, except for interest expenses, distribution fees or expenses, brokerage expenses, taxes and extraordinary expenses not incurred in the ordinary course of the Fund’s business. The Adviser’s unitary management fee is designed to pay substantially all of the Fund’s expenses and to compensate the Adviser for providing services to the Fund.

ALPS Fund Services, Inc., an affiliate of the Adviser, is the administrator of the Fund.

Each Trustee who is not an officer or employee of the Adviser, any sub-adviser or any of their affiliates (“Independent Trustees”) receives (1) a quarterly retainer of $5,000, (2) a per meeting fee for regularly scheduled meetings of $3,750, (3) $1,500 for any special meeting held outside of a regularly scheduled board meeting, and (4) reimbursement for all reasonable out-of-pocket expenses relating to attendance at meetings. In addition, the Chairman of the Board and Chairman of the Audit Committee each receives a quarterly retainer of $2,000, in connection with their respective roles.

4. PURCHASES AND SALES OF SECURITIES

For the six months ended May 31, 2019, the cost of purchases and proceeds from sales of investment securities, excluding in-kind transactions and short-term investments, were as follows:

Purchases	Sales
$1,696,160	$1,971,880

For the six months ended May 31, 2019, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

Purchases	Sales
$–	$6,848,458

For the six months ended May 31, 2019, the Cohen and Steers Global Realty Majors ETF had in-kind net realized gains of $1,413,904.

Gains on in-kind transactions are not considered taxable for federal income tax purposes and losses on in-kind transactions are also not deductible for tax purposes.

5. CAPITAL SHARE TRANSACTIONS

Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 50,000 Shares. Only broker-dealers or large institutional investors with creation and redemption agreements called Authorized Participants (“AP”) are permitted to purchase or redeem Creation Units from the Fund. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per unit of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the AP or as a result of other market circumstances.

15 | May 31, 2019

Cohen & Steers Global Realty Majors ETF

Additional Information	May 31, 2019 (Unaudited)

PROXY VOTING POLICIES AND PROCEDURES

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 and a description of the Fund’s proxy voting policies and procedures used in determining how to vote for proxies are available without charge on the SEC’s website at www.sec.gov and upon request, by calling (toll-free) 1-866-675-2639.

PORTFOLIO HOLDINGS

The Trust is required to disclose, after its first and third fiscal quarters, the complete schedule of the Fund’s portfolio holdings with the SEC on Form N-Q or as an exhibit to its report on Form N-PORT. Forms N-Q or N-PORT reports for the Fund are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q or N-PORT reports are available without charge, upon request, by calling (toll-free) 1-866-675-2639 or by writing to ALPS ETF Trust at 1290 Broadway, Suite 1100, Denver, Colorado 80203.

TAX INFORMATION

The Fund designates the following as a percentage of taxable ordinary income distributions, or up to the maximum amount allowable, for the calendar year ended December 31, 2018:

	Qualified Dividend Income	Dividend Received Deduction
Cohen and Steers Global Realty Majors ETF	39.21%	0.00%

In early 2019, if applicable, shareholders of record received this information for the distribution paid to them by the Fund during the calendar year 2018 via Form 1099. The Fund will notify shareholders in early 2020 of amounts paid to them by the Fund, if any, during the calendar year 2019.

LICENSING AGREEMENT

Cohen & Steers is the Index Provider for the Cohen & Steers Global Realty Majors ETF. Cohen & Steers is not affiliated with the Trust, the Adviser or the Distributor. ALPS Fund Services, Inc. (“ALPS”), an affiliate of the Adviser, and the Trust have entered into a license agreement with Cohen & Steers to use the Index.

THE FUND IS NOT SPONSORED, MANAGED OR ADVISED BY COHEN & STEERS CAPTIAL MANAGEMENT, INC. (“C&S”). C&S MAKES NO REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE SHAREHOLDERS OF THE FUND OR ANY MEMBER OF THE PUBLIC REGARDING THE ADVISABILITY OF INVESTING IN SECURITIES GENERALLY OR IN THE FUND PARTICULARLY OR THE ABILITY OF THE COHEN & STEERS GLOBAL REALTY MAJORS INDEX TO TRACK PERFORMANCE OF A MARKET OR SECTOR. C&S’S ONLY RELATIONSHIP TO ALPS IS IN RELATION TO THE LICENSING OF CERTAIN TRADEMARKS AND TRADE NAMES OF C&S AND OF ONE OR MORE C&S INDEXES, INCLUDING THE COHEN & STEERS GLOBAL REALTY MAJORS INDEX WHICH IS DETERMINED, COMPOSED AND CALCULATED BY C&S WITHOUT REGARD TO ALPS OR THE FUND. C&S HAS NO OBLIGATION TO TAKE THE NEEDS OF ALPS, THE FUND OR THE FUND SHAREHOLDERS INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE COHEN & STEERS GLOBAL REALTY MAJORS INDEX. C&S IS NOT RESPONSIBLE FOR AND HAS NOT PARTICIPATED IN THE TIMING OF THE ISSUANCE OR SALE OF FUND SHARES OR IN THE DETERMINATION OR CALCULATION OF THE VALUATION OF THE FUND’S ASSETS. C&S HAS NO OBLIGATION OR LIABILITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR PORTFOLIO MANAGEMENT OF THE FUND. C&S DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE COHEN & STEERS GLOBAL REALTY MAJORS INDEX OR ANY DATA INCLUDED THEREIN AND C&S SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. C&S MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY ALPS, THE FUND, FUND SHAREHOLDERS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE COHEN & STEERS GLOBAL REALTY MAJORS INDEX OR ANY DATA INCLUDED THEREIN. C&S MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OF USE WITH RESPECT TO THE COHEN & STEERS GLOBAL REALTY MAJORS INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL C&S HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS) RESULTING FROM THE USE OF THE COHEN & STEERS GLOBAL REALTY MAJORS INDEX OR ANY DATA INCLUDED THEREIN, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

The Advisor does not guarantee the accuracy and/or the completeness of the Index or any data included therein, and the Advisor shall have no liability for any errors, omissions or interruptions therein. The Advisor makes no warranty, express or implied, as to results to be obtained by the Fund, owners of the Shares of the Fund or any other person or entity from the use of the Index or any data included therein. The Advisor makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Index or any data included therein. Without limiting any of the foregoing, in no event shall the Advisor have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Index even if notified of the possibility of such damages.

16 | May 31, 2019

866.759.5679 | alpsfunds.com

This report has been prepared for shareholders of the ETF described herein and may be distributed to others only if preceded or accompanied by a prospectus.

SS&C | ALPS ADVISORS

Semi-Annual Report

May 31, 2019

RiverFront Dynamic Core Income ETF (NYSE ARCA: RFCI)
RiverFront Dynamic Unconstrained Income ETF (NYSE ARCA: RFUN)
RiverFront Dynamic US Dividend Advantage ETF (NYSE ARCA: RFDA)
RiverFront Dynamic US Flex-Cap ETF (NYSE ARCA: RFFC)
RiverFront Strategic Income Fund (NYSE ARCA: RIGS)

An ALPS Advisors Solution

SS&C | ALPS ADVISORS

TABLE OF

CONTENTS

Performance Overview
RiverFront Dynamic Core Income ETF	1
RiverFront Dynamic Unconstrained Income ETF	3
RiverFront Dynamic US Dividend Advantage ETF	5
RiverFront Dynamic US Flex-Cap ETF	7
RiverFront Strategic Income Fund	9
Disclosure of Fund Expenses	11
Financial Statements
Schedule of Investments
RiverFront Dynamic Core Income ETF	12
RiverFront Dynamic Unconstrained Income ETF	19
RiverFront Dynamic US Dividend Advantage ETF	23
RiverFront Dynamic US Flex-Cap ETF	25
RiverFront Strategic Income Fund	27
Statement of Assets and Liabilities	30
Statement of Operations	31
Statements of Changes in Net Assets
RiverFront Dynamic Core Income ETF	32
RiverFront Dynamic Unconstrained Income ETF	33
RiverFront Dynamic US Dividend Advantage ETF	34
RiverFront Dynamic US Flex-Cap ETF	35
RiverFront Strategic Income Fund	36
Financial Highlights	37
Notes to Financial Statements	42
Additional Information	50

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary (such as a broker-dealer or bank). Instead, the reports will be made available on the Funds’ website (www.alpsfunds. com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund electronically anytime by contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge. You can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account with your financial intermediary.

alpsfunds.com

RiverFront Dynamic Core Income ETF

Performance Overview	May 31, 2019 (Unaudited)

Investment Objective

RiverFront Dynamic Core Income ETF (the “Fund”) seeks total return, with an emphasis on income as the source of that total return. The Fund seeks to achieve its investment objective by investing in a global portfolio of fixed income securities of various maturities, ratings and currency denominations.

Performance Overview

RFCI underperformed its benchmark by 0.13% over the six-month period ended 5/31/19, based on its returns at NAV. The Fund continues to prefer corporate bonds, which offer a yield advantage to US Treasuries and Mortgages. In this timeframe, investment grade corporate bond spreads tightened by about 10 basis points, according to the BofAML US Corporate Index (C0A0). As of 5/31/19, the Fund’s option-adjusted duration was 5.64 years compared to 5.66 years for its benchmark. Additionally, the average credit quality of the Fund was approximately A, compared to AA for its benchmark.

Performance (as of May 31, 2019)

	6 Months	1 Year	Since Inception^
RiverFront Dynamic Core Income ETF – NAV	6.59%	6.06%	2.02%
RiverFront Dynamic Core Income ETF – Market Price*	6.72%	6.15%	2.07%
Bloomberg Barclays U.S. Aggregate Bond Total Return Index	6.72%	6.40%	2.16%

Total Expense Ratio (per the current prospectus) 0.53%.

Performance data quoted represents past performance. Past performance does not guarantee future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data please visit www.alpsfunds.com or call 1.866.759.5679.

NAV is an exchange-traded fund’s per-share value. The per-share dollar amount of the fund is derived by dividing the total value of all the securities in its portfolio, less any liabilities, by the number of fund shares outstanding. Market Price is the price at which a share can currently be traded in the market. Information detailing the number of days the Market Price of the Fund was greater than the Fund’s NAV and the number of days it was less than the Fund’s NAV can be obtained at www.alpsfunds.com.

^	The Fund commenced operations on June 14, 2016.

*	Market Price is based on the midpoint of the bid-ask spread at 4 p.m. ET and does not represent the returns an investor would receive if shares were traded at other times.

Bloomberg Barclays U.S. Aggregate Bond Total Return Index is a broad-based benchmark that measures the investment grade, U.S. dollardenominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS, and CMBS (agency and non-agency). The index is reported on a total return basis, which assumes reinvestment of any dividends and distributions realized during a given time period. The index is not actively managed and does not reflect any deductions for fees, expenses or taxes. One cannot invest directly in an index. Index performance does not reflect fund performance.

The RiverFront Dynamic Core Income ETF is not suitable for all investors. Investments in the Fund are subject to investment risks, including possible loss of the principal amount invested.

The Fund’s shares are not individually redeemable. Investors buy and sell shares of the Fund on a secondary market. Only market makers or “authorized participants” may trade directly with the Fund, typically in blocks of 50,000 shares.

ALPS Portfolio Solutions Distributor, Inc., a FINRA member, is the Distributor for the RiverFront Dynamic Core Income ETF.

1 | May 31, 2019

RiverFront Dynamic Core Income ETF

Performance Overview	May 31, 2019 (Unaudited)

Top 10 Holdings*^ (as of May 31, 2019)

United States Treasury Bond 2.75%, 2/15/2028	6.91%
United States Treasury Note 3.00%, 10/31/2025	3.48%
United States Treasury Note 2.875%, 11/15/2021	3.36%
United States Treasury Strip Principal 08/15/2039	2.43%
United States Treasury Strip Principal 02/15/2038	2.12%
United States Treasury Note 2.875%, 10/31/2023	2.05%
United States Treasury Bond 2.75%, 11/15/2047	1.29%
United States Treasury Strip Principal 05/15/2048	1.23%
United States Treasury Bond 3.875%, 08/15/2040	1.14%
United States Treasury Strip Principal 11/15/2046	0.96%
Total % of Top 10 Holdings	24.99%

*	% of Total Investments.

^	Excludes Money Market Fund

Asset Allocation* (as of May 31, 2019)

Future holdings are subject to change.

Growth of $10,000 (as of May 31, 2019)

Comparison of Change in Value of $10,000 Investment in the Fund and the Fund’s benchmark

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the life of the Fund. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

2 | May 31, 2019

RiverFront Dynamic Unconstrained Income ETF

Performance Overview	May 31, 2019 (Unaudited)

Investment Objective

RiverFront Dynamic Unconstrained Income ETF (the “Fund”) seeks total return, with an emphasis on income as the source of that total return. The Fund seeks to achieve its investment objective by investing in a global portfolio of fixed income securities of various maturities, ratings and currency denominations.

Performance Overview

RFUN underperformed its benchmark by 0.71% over the six months ending 5/31/19, based on its return at NAV. The primary reason for the Fund’s underperformance was due to an elevated cash position. Furthermore, the Fund continues to hold a significant underweight to the lowest rated (CCC) bonds. As of 5/31/19, the Fund’s SEC yield was 4.88%, its yield-to-worst was 5.24% and its option-adjusted duration was 2.77 years. Additionally, the average credit quality of the Fund was approximately B+.

Performance (as of May 31, 2019)

	6 Months	1 Year	Since Inception^
RiverFront Dynamic Unconstrained Income ETF – NAV	4.45%	4.71%	4.93%
RiverFront Dynamic Unconstrained Income ETF – Market Price*	4.42%	4.04%	4.77%
ICE BofAML U.S. High Yield Master II Total Return Index	5.16%	5.37%	6.90%

Total Expense Ratio (per the current prospectus) 0.52%.

Performance data quoted represents past performance. Past performance does not guarantee future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data please visit www.alpsfunds.com or call 1.866.759.5679.

NAV is an exchange-traded fund’s per-share value. The per-share dollar amount of the fund is derived by dividing the total value of all the securities in its portfolio, less any liabilities, by the number of fund shares outstanding. Market Price is the price at which a share can currently be traded in the market. Information detailing the number of days the Market Price of the Fund was greater than the Fund’s NAV and the number of days it was less than the Fund’s NAV can be obtained at www.alpsfunds.com.

^	The Fund commenced operations on June 14, 2016.

*	Market Price is based on the midpoint of the bid-ask spread at 4 p.m. ET and does not represent the returns an investor would receive if shares were traded at other times.

ICE BofAML U.S. High Yield Master II Total Return Index tracks the performance of below-investment grade U.S. dollar-denominated corporate bonds issued in the U.S. Domestic market. The index is reported on a total return basis, which assumes reinvestment of any dividends and distributions realized during a given time period. The index is not actively managed and does not reflect any deductions for fees, expenses or taxes. One cannot invest directly in an index. Index performance does not reflect fund performance.

The RiverFront Dynamic Unconstrained Income ETF is not suitable for all investors. Investments in the Fund are subject to investment risks, including possible loss of the principal amount invested.

The Fund’s shares are not individually redeemable. Investors buy and sell shares of the Fund on a secondary market. Only market makers or “authorized participants” may trade directly with the Fund, typically in blocks of 50,000 shares.

ALPS Portfolio Solutions Distributor, Inc., a FINRA member, is the Distributor for the RiverFront Dynamic Unconstrained Income ETF.

3 | May 31, 2019

RiverFront Dynamic Unconstrained Income ETF

Performance Overview	May 31, 2019 (Unaudited)

Top 10 Holdings*^ (as of May 31, 2019)

Altice Financing SA	1.37%
CenturyLink, Inc.	1.18%
T-Mobile USA, Inc.	1.17%
CIT Group, Inc.	1.08%
HCA, Inc.	1.07%
Sprint Communications, Inc.	0.96%
XPO Logistics, Inc.	0.95%
Ally Financial, Inc.	0.94%
Ascent Resources Utica Holdings LLC / ARU Finance Corp.	0.93%
CHS/Community Health Systems, Inc.	0.92%
Total % of Top 10 Holdings	10.57%

*	% of Total Investments.

^	Excludes Money Market Fund

Asset Allocation* (as of May 31, 2019)

Future holdings are subject to change.

Growth of $10,000 (as of May 31, 2019)

Comparison of Change in Value of $10,000 Investment in the Fund and the Fund’s benchmark

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the life of the Fund. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4 | May 31, 2019

RiverFront Dynamic US Dividend Advantage ETF

Performance Overview	May 31, 2019 (Unaudited)

Investment Objective

RiverFront Dynamic US Dividend Advantage ETF (the “Fund”) seeks to provide capital appreciation and dividend income. The Fund seeks to achieve its investment objective by investing at least 65% of its net assets in a portfolio of equity securities of publicly traded U.S. companies with the potential for dividend growth. Equity securities include common stocks and common or preferred shares of real estate investment trusts (“REITs”).

Performance Overview

The Fund underperformed its S&P 500 benchmark over the six-month period ended May 31, 2019, due largely to stock selection decisions. The period was dominated by policy headlines including the ‘on again, off again’ trade discussions between the US and China, the Federal Government shutdown and the Fed’s shift toward more accommodative monetary policy.

Security selection weakness was led by technology, consumer staples and consumer discretionary stocks. The only security selection bright spots occurred in healthcare and materials. The period was also a time where companies with ‘value’ characteristics, a bias in our portfolios, significantly underperformed their peers.

Performance (as of May 31, 2019)

	6 Months	1 Year	Since Inception^
RiverFront Dynamic US Dividend Advantage ETF – NAV	-1.93%	-3.67%	8.58%
RiverFront Dynamic US Dividend Advantage ETF – Market Price*	-1.84%	-3.76%	8.58%
S&P 500® Total Return Index	0.74%	3.78%	11.56%

Total Expense Ratio (per the current prospectus) 0.52%.

Performance data quoted represents past performance. Past performance does not guarantee future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data please visit www.alpsfunds.com or call 1.866.759.5679.

NAV is an exchange-traded fund’s per-share value. The per-share dollar amount of the fund is derived by dividing the total value of all the securities in its portfolio, less any liabilities, by the number of fund shares outstanding. Market Price is the price at which a share can currently be traded in the market. Information detailing the number of days the Market Price of the Fund was greater than the Fund’s NAV and the number of days it was less than the Fund’s NAV can be obtained at www.alpsfunds.com.

^	The Fund commenced operations on June 7, 2016.

*	Market Price is based on the midpoint of the bid-ask spread at 4 p.m. ET and does not represent the returns an investor would receive if shares were traded at other times.

S&P 500® Total Return Index is the Standard & Poor’s composite index of 500 stocks, a widely recognized, unmanaged index of common stock prices. The index is reported on a total return basis, which assumes reinvestment of any dividends and distributions realized during a given time period. The index is not actively managed and does not reflect any deductions for fees, expenses or taxes. One cannot invest directly in an index. Index performance does not reflect fund performance.

The RiverFront Dynamic US Dividend Advantage ETF is not suitable for all investors. Investments in the Fund are subject to investment risks, including possible loss of the principal amount invested.

The Fund’s shares are not individually redeemable. Investors buy and sell shares of the Fund on a secondary market. Only market makers or “authorized participants” may trade directly with the Fund, typically in blocks of 50,000 shares.

ALPS Portfolio Solutions Distributor, Inc., a FINRA member, is the Distributor for the RiverFront Dynamic US Dividend Advantage ETF.

5 | May 31, 2019

RiverFront Dynamic US Dividend Advantage ETF

Performance Overview	May 31, 2019 (Unaudited)

Top 10 Holdings* (as of May 31, 2019)

Apple, Inc.	4.30%
Amazon.com, Inc.	3.99%
Microsoft Corp.	3.02%
JPMorgan Chase & Co.	2.39%
Procter & Gamble Co.	2.23%
Pfizer, Inc.	2.08%
Bank of America Corp.	2.05%
Home Depot, Inc.	2.04%
Merck & Co., Inc.	1.94%
Eli Lilly & Co.	1.82%
Total % of Top 10 Holdings	25.86%

*	% of Total Investments.

Asset Allocation* (as of May 31, 2019)

Future holdings are subject to change.

Growth of $10,000 (as of May 31, 2019)

Comparison of Change in Value of $10,000 Investment in the Fund and the Fund’s benchmark

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the life of the Fund. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

6 | May 31, 2019

RiverFront Dynamic US Flex-Cap ETF

Performance Overview	May 31, 2019 (Unaudited)

Investment Objective

RiverFront Dynamic US Flex-Cap ETF (the “Fund”) seeks to provide capital appreciation. The Fund seeks to achieve its investment objective by investing at least 65% of its net assets in a portfolio of equity securities of publicly traded U.S. companies. Equity securities include common stocks and common or preferred shares of real estate investment trusts (“REITs”).

Performance Overview

The Fund underperformed its S&P 1500 benchmark over the six-month period ended May 31, 2019, due largely to stock selection decisions. The period was dominated by policy headlines including the ‘on again, off again’ trade discussions between the US and China, the Federal Government shutdown and the Fed’s shift toward more accommodative monetary policy.

Security selection weakness was led by financials, consumer discretionary and industrial stocks, which significantly overshadowed the smaller positive contributions from material, telecommunication and technology stocks. The period was also a time where companies with ‘value’ characteristics, a bias in our portfolios, significantly underperformed their peers.

Performance (as of May 31, 2019)

	6 Months	1 Year	Since Inception^
RiverFront Dynamic US Flex-Cap ETF – NAV	-4.71%	-6.49%	8.54%
RiverFront Dynamic US Flex-Cap ETF – Market Price*	-4.77%	-6.63%	8.53%
S&P Composite 1500® Total Return Index	0.28%	2.70%	11.24%

Total Expense Ratio (per the current prospectus) 0.52%.

Performance data quoted represents past performance. Past performance does not guarantee future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data please visit www.alpsfunds.com or call 1.866.759.5679.

NAV is an exchange-traded fund’s per-share value. The per-share dollar amount of the fund is derived by dividing the total value of all the securities in its portfolio, less any liabilities, by the number of fund shares outstanding. Market Price is the price at which a share can currently be traded in the market. Information detailing the number of days the Market Price of the Fund was greater than the Fund’s NAV and the number of days it was less than the Fund’s NAV can be obtained at www.alpsfunds.com.

^	The Fund commenced operations on June 7, 2016.

*	Market Price is based on the midpoint of the bid-ask spread at 4 p.m. ET and does not represent the returns an investor would receive if shares were traded at other times.

S&P Composite 1500® Total Return Index is the Standard & Poor’s broad-based unmanaged capitalization-weighted index comprising 1,500 stocks of Large-cap, Mid-cap, and Small-cap U.S. companies. The index is reported on a total return basis, which assumes reinvestment of any dividends and distributions realized during a given time period. The index is not actively managed and does not reflect any deductions for fees, expenses or taxes. One cannot invest directly in an index. Index performance does not reflect fund performance.

The RiverFront Dynamic US Flex-Cap ETF is not suitable for all investors. Investments in the Fund are subject to investment risks, including possible loss of the principal amount invested.

The Fund’s shares are not individually redeemable. Investors buy and sell shares of the Fund on a secondary market. Only market makers or “authorized participants” may trade directly with the Fund, typically in blocks of 50,000 shares.

ALPS Portfolio Solutions Distributor, Inc., a FINRA member, is the Distributor for the RiverFront Dynamic US Flex-Cap ETF.

7 | May 31, 2019

RiverFront Dynamic US Flex-Cap ETF

Performance Overview	May 31, 2019 (Unaudited)

Top 10 Holdings* (as of May 31, 2019)

Microsoft Corp.	4.12%
Apple, Inc.	3.45%
Amazon.com, Inc.	3.41%
Facebook, Inc.	2.34%
Alphabet, Inc., Class A	1.99%
Johnson & Johnson	1.96%
Alphabet, Inc., Class C	1.94%
Exxon Mobil Corp.	1.73%
Bank of America Corp.	1.60%
Comcast Corp.	1.51%
Total % of Top 10 Holdings	24.05%

*	% of Total Investments.

Asset Allocation* (as of May 31, 2019)

Future holdings are subject to change.

Growth of $10,000 (as of May 31, 2019)

Comparison of Change in Value of $10,000 Investment in the Fund and the Fund’s benchmark

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the life of the Fund. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

8 | May 31, 2019

RiverFront Strategic Income Fund

Performance Overview	May 31, 2019 (Unaudited)

Investment Objective

The RiverFront Strategic Income Fund (the “Fund”) seeks total return, with an emphasis on income as the source of that total return. The Fund seeks to achieve its investment objective by investing in a global portfolio of fixed income securities of various maturities, ratings and currency denominations. The Fund intends to utilize various investment strategies in a broad array of fixed income sectors.

Performance Overview

RIGS underperformed its benchmark by 3.41% over the six-month period ending 5/31/19, based on its return at NAV. The primary sources of the fund’s underperformance were its shorter duration and its lower credit quality. Over the preceding six months, the fund continued to be invested primarily in shorter-maturity, higher quality, below investment grade rated bonds. The fund’s performance was in-line with the performance of the Ice BofAML 1-5 Year US Cash Pay High Yield Index (3.5%). Treasury yields fell significantly during this period, leading shorter duration securities to underperform. As of 5/31/19, the duration of the fund was about 1.4 years compared to about 5.9 years for its benchmark. In addition, high yield spreads widened during this period, while investment grade corporate bond spreads tightened. The average credit quality of the fund was approximately BB-rated, compared to AA-rated for its benchmark.

Performance (as of May 31, 2019)

	6 Months	1 Year	3 Year	5 Year	Since Inception^
RiverFront Strategic Income Fund – NAV	3.31%	4.52%	4.24%	3.50%	4.12%
RiverFront Strategic Income Fund – Market Price*	4.20%	5.51%	4.49%	3.58%	4.26%
Bloomberg Barclays U.S. Aggregate Bond Total Return Index	6.72%	6.40%	2.50%	2.70%	3.05%

Total Expense Ratio (per the current prospectus) 0.48%. The Fund’s management fees consist of a fee of 0.11% paid to the Fund’s investment adviser and a fee of 0.35% paid to the Fund’s sub-adviser.

Performance data quoted represents past performance. Past performance does not guarantee future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For most current month-end performance data please visit www.alpsfunds.com or call 1.866.759.5679.

NAV is an exchange-traded fund’s per-share value. The per-share dollar amount of the Fund is derived by dividing the total value of all the securities in its portfolio, less any liabilities, by the number of Fund shares outstanding. Market Price is the price at which a share can currently be traded in the market. Information detailing the number of days the Market Price of the Fund was greater than the Fund’s NAV and the number of days it was less than the Fund’s NAV can be obtained at www.alpsfunds.com.

^	The Fund commenced Investment Operations on October 8, 2013.

*	Market Price is based on the midpoint of the bid/ask spread at 4 p.m. ET and does not represent the returns an investor would receive if shares were traded at other times

Duration is a measure of the sensitivity of the price (the value of principal) of a fixed-income investment to a change in interest rates. Duration is expressed as a number of years. The duration number is a calculation involving present value, yield, coupon, final maturity and call features. The bigger the duration number, the greater the interest-rate risk or reward for bond prices. Rising interest rates mean falling bond prices, while declining interest rates mean rising bond prices.

Bloomberg Barclays U.S. Aggregate Bond Total Return Index is a broad-based benchmark that measures the investment grade, U.S. dollardenominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS, and CMBS (agency and non-agency). The index is reported on a total return basis, which assumes reinvestment of any dividends and distributions realized during a given time period. The index is not actively managed and does not reflect any deductions for fees, expenses or taxes. One cannot invest directly in an index. Index performance does not reflect fund performance.

The RiverFront Strategic Income Fund is not suitable for all investors. Investments in the Fund are subject to investment risks, including possible loss of the principal amount invested.

ALPS Portfolio Solutions Distributor, Inc., a FINRA member, is the distributor for the RiverFront Strategic Income Fund.

9 | May 31, 2019

RiverFront Strategic Income Fund

Performance Overview	May 31, 2019 (Unaudited)

Top 10 Holdings*^ (as of May 31, 2019)

Sprint Communications, Inc.	1.51%
HCA, Inc.	1.46%
CIT Group, Inc.	1.45%
Park Aerospace Holdings, Ltd.	1.43%
WESCO Distribution, Inc.	1.42%
Cablevision Systems Corp.	1.42%
DISH DBS Corp.	1.41%
T-Mobile USA, Inc.	1.39%
CenturyLink, Inc.	1.34%
Energy Transfer Operating LP	1.33%
Total % of Top 10 Holdings	14.16%

*	% of Total Investments.

^	Excludes Money Market Fund

Asset Allocation* (as of May 31, 2019)

Future holdings are subject to change.

Growth of $10,000 (as of May 31, 2019)

Comparison of Change in Value of $10,000 Investment in the Fund and the Fund’s benchmark

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the life of the Fund. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

10 | May 31, 2019

RiverFront ETFs

Disclosure of Fund Expenses	May 31, 2019 (Unaudited)

Shareholder Expense Example: As a shareholder of a Fund, you incur two types of costs: (1) transaction costs which may include creation and redemption fees or brokerage charges, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds. It is based on an investment of $1,000 invested at the beginning of the (six month) period and held through May 31, 2019.

Actual Return: The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

Hypothetical 5% Return: The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

The expenses shown in the table are meant to highlight ongoing Fund costs only and do not reflect any transaction costs, such as creation and redemption fees or brokerage charges. Therefore, the second line is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these costs were included, your costs would have been higher.

	Beginning Account Value 12/1/18	Ending Account Value 5/31/19	Expense Ratio(a)	Expenses Paid During Period 12/1/18- 5/31/19(b)
RiverFront Dynamic Core Income ETF
Actual	$1,000.00	$1,065.90	0.51%	$2.63
Hypothetical (5% return before expenses)	$1,000.00	$1,022.39	0.51%	$2.57
RiverFront Dynamic Unconstrained Income ETF
Actual	$1,000.00	$1,044.50	0.51%	$2.60
Hypothetical (5% return before expenses)	$1,000.00	$1,022.39	0.51%	$2.57
RiverFront Dynamic US Dividend Advantage ETF
Actual	$1,000.00	$980.70	0.52%	$2.57
Hypothetical (5% return before expenses)	$1,000.00	$1,022.34	0.52%	$2.62
RiverFront Dynamic US Flex-Cap ETF
Actual	$1,000.00	$952.90	0.52%	$2.53
Hypothetical (5% return before expenses)	$1,000.00	$1,022.34	0.52%	$2.62
RiverFront Strategic Income Fund
Actual	$1,000.00	$1,033.10	0.46%	$2.33
Hypothetical (5% return before expenses)	$1,000.00	$1,022.64	0.46%	$2.32

(a)	Annualized, based on the Fund's most recent fiscal half year expenses.

(b)	Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182), divided by 365.

11 | May 31, 2019

RiverFront Dynamic Core Income ETF

Schedule of Investments	May 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS (66.30%)
Communications (4.49%)
Alphabet, Inc.
2.00%, 08/15/2026	$300,000	$287,395
AT&T, Inc.
3.40%, 05/15/2025	200,000	202,612
4.10%, 02/15/2028	500,000	515,311
CBS Corp.
2.50%, 02/15/2023	150,000	148,221
3.50%, 01/15/2025	539,000	545,659
3.70%, 06/01/2028	54,000	53,628
Charter Communications Operating LLC / Charter Communications Operating Capital
3.58%, 07/23/2020	400,000	403,418
Comcast Corp.
5.15%, 03/01/2020	400,000	407,606
3.60%, 03/01/2024	106,000	110,111
3.55%, 05/01/2028	300,000	308,638
4.15%, 10/15/2028	200,000	214,917
Discovery Communications LLC
2.95%, 03/20/2023	200,000	200,069
3.95%, 03/20/2028	200,000	201,103
Lamar Media Corp.
5.00%, 05/01/2023	400,000	408,000
5.38%, 01/15/2024	200,000	205,200
Level 3 Financing, Inc.
5.13%, 05/01/2023	90,000	90,252
Time Warner Cable LLC
5.00%, 02/01/2020	390,000	394,930
4.00%, 09/01/2021	125,000	127,521
T-Mobile USA, Inc.
4.00%, 04/15/2022	300,000	303,000
TWDC Enterprises 18 Corp.
2.45%, 03/04/2022	100,000	100,247
3.15%, 09/17/2025	67,000	69,085
VeriSign, Inc.
4.63%, 05/01/2023	300,000	303,660
Verizon Communications, Inc.
3.38%, 02/15/2025	27,000	27,746
3M US L + 1.10%,
05/15/2025(a)	175,000	176,261
4.33%, 09/21/2028	300,000	325,199
4.02%, 12/03/2029(b)	174,000	183,939
Virgin Media Secured Finance PLC
5.25%, 01/15/2021	350,000	360,833
Walt Disney Co.
3.00%, 09/15/2022(b)	200,000	203,199
Total Communications		6,877,760

Consumer Discretionary (5.11%)
Alibaba Group Holding, Ltd.
3.60%, 11/28/2024	400,000	407,691
3.40%, 12/06/2027	300,000	296,457
Amazon.com, Inc.
3.15%, 08/22/2027	577,000	593,300

Security Description	Principal Amount	Value
Consumer Discretionary (continued)
American Honda Finance Corp.
2.60%, 11/16/2022	$218,000	$218,568
Aramark Services, Inc.
5.13%, 01/15/2024	320,000	324,733
Delta Air Lines, Inc.
3.40%, 04/19/2021	300,000	303,043
eBay, Inc.
2.88%, 08/01/2021	200,000	200,942
3.45%, 08/01/2024	200,000	203,762
Ford Motor Credit Co. LLC
3M US L + 1.00%,
01/09/2020(a)	300,000	300,425
General Motors Financial Co., Inc.
3.20%, 07/13/2020	150,000	150,452
4.38%, 09/25/2021	100,000	102,484
3.70%, 05/09/2023	500,000	500,364
Goodyear Tire & Rubber Co.
5.13%, 11/15/2023	300,000	298,875
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp.
4.63%, 04/01/2025	100,000	100,625
Home Depot, Inc.
2.70%, 04/01/2023	400,000	404,045
Lennar Corp.
4.50%, 06/15/2019	100,000	100,062
4.50%, 11/15/2019	300,000	301,875
Lowe's Cos., Inc.
2.50%, 04/15/2026	200,000	192,383
3.10%, 05/03/2027	200,000	197,645
Marriott International, Inc.
4.00%, 04/15/2028	250,000	260,889
McDonald's Corp.
3.70%, 01/30/2026	300,000	313,127
3.50%, 03/01/2027	100,000	103,054
Service Corp. International
5.38%, 05/15/2024	300,000	308,250
Starbucks Corp.
3.85%, 10/01/2023	300,000	314,714
TJX Cos., Inc.
2.75%, 06/15/2021	100,000	100,784
Toyota Motor Credit Corp.
3M US L + 0.39%,
01/11/2023(a)	300,000	299,084
3.42%, 07/20/2023	700,000	724,580
3.20%, 01/11/2027	200,000	204,869
Total Consumer Discretionary		7,827,082

Consumer Staples (2.44%)
Anheuser-Busch InBev Worldwide, Inc.
4.00%, 04/13/2028	200,000	208,696
Constellation Brands, Inc.
2.70%, 05/09/2022	100,000	100,051
4.25%, 05/01/2023	300,000	315,655
4.75%, 12/01/2025	100,000	108,289

See Notes to Financial Statements.

12 | May 31, 2019

RiverFront Dynamic Core Income ETF

Schedule of Investments	May 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Consumer Staples (continued)
Kellogg Co.
3.25%, 05/14/2021	$300,000	$304,670
Kraft Heinz Foods Co.
5.38%, 02/10/2020	200,000	203,599
Kroger Co.
3.70%, 08/01/2027	101,000	102,337
PepsiCo, Inc.
1.70%, 10/06/2021	700,000	690,967
3.10%, 07/17/2022	300,000	307,320
Procter & Gamble Co.
2.45%, 11/03/2026	300,000	296,077
Tyson Foods, Inc.
2.65%, 08/15/2019	200,000	199,954
Walmart, Inc.
3.40%, 06/26/2023	261,000	271,297
3.30%, 04/22/2024	300,000	309,746
3.70%, 06/26/2028	300,000	319,462
Total Consumer Staples		3,738,120

Energy (7.31%)
Andeavor Logistics LP / Tesoro Logistics Finance Corp.
5.25%, 01/15/2025	300,000	315,301
BP Capital Markets America, Inc.
3.25%, 05/06/2022	1,000,000	1,023,147
BP Capital Markets PLC
3.51%, 03/17/2025	250,000	259,091
3.72%, 11/28/2028	200,000	208,332
Chevron Corp.
2.90%, 03/03/2024	500,000	509,025
3.33%, 11/17/2025	300,000	312,316
2.95%, 05/16/2026	280,000	284,775
Concho Resources, Inc.
3.75%, 10/01/2027	200,000	202,911
ConocoPhillips Co.
4.95%, 03/15/2026	200,000	224,434
Continental Resources, Inc.
4.50%, 04/15/2023	300,000	310,114
3.80%, 06/01/2024	300,000	301,656
DCP Midstream Operating LP
5.35%, 03/15/2020(b)	200,000	202,750
Energy Transfer Operating LP
3.60%, 02/01/2023	178,000	179,979
4.25%, 03/15/2023	35,000	35,985
Enterprise Products Operating LLC
3.35%, 03/15/2023	500,000	508,553
Exxon Mobil Corp.
2.22%, 03/01/2021	500,000	499,779
3.04%, 03/01/2026	700,000	715,225
Halliburton Co.
3.80%, 11/15/2025	200,000	206,073
Kinder Morgan Energy Partners LP
4.25%, 09/01/2024	300,000	314,057
Kinder Morgan, Inc.
3.05%, 12/01/2019	500,000	500,490

Security Description	Principal Amount	Value
Energy (continued)
Marathon Oil Corp.
4.40%, 07/15/2027	$56,000	$58,135
Marathon Petroleum Corp.
3.80%, 04/01/2028	200,000	199,828
MPLX LP
4.50%, 07/15/2023	250,000	262,523
Nabors Industries, Inc.
5.00%, 09/15/2020	300,000	305,250
Newfield Exploration Co.
5.63%, 07/01/2024	300,000	328,451
ONEOK Partners LP
3.38%, 10/01/2022	500,000	507,645
Sabine Pass Liquefaction LLC
5.63%, 02/01/2021	100,000	103,759
5.63%, 04/15/2023	400,000	431,106
5.75%, 05/15/2024	200,000	219,741
Schlumberger Investment SA
3.65%, 12/01/2023	800,000	832,092
Shell International Finance BV
2.88%, 05/10/2026	300,000	300,047
Williams Cos., Inc.
4.55%, 06/24/2024	200,000	212,233
3.90%, 01/15/2025	313,000	322,235
Total Energy		11,197,038

Financials (25.45%)
Aflac, Inc.
3.63%, 11/15/2024	400,000	415,925
Aircastle, Ltd.
5.50%, 02/15/2022	400,000	422,236
Ally Financial, Inc.
4.13%, 02/13/2022	723,000	729,435
American Express Credit Corp.
2.25%, 05/05/2021	400,000	397,799
American International Group, Inc.
4.13%, 02/15/2024	150,000	157,694
3.90%, 04/01/2026	200,000	205,133
Bank of America Corp.
3M US L + 0.77%,
02/05/2026(a)	1,000,000	982,599
4.25%, 10/22/2026	500,000	521,215
Bank of Montreal
1.90%, 08/27/2021	1,000,000	988,316
2.35%, 09/11/2022	300,000	298,974
2.55%, 11/06/2022	200,000	201,019
Bank of New York Mellon Corp.
2.45%, 11/27/2020	652,000	652,715
3M US L + 1.05%,
10/30/2023(a)	484,000	492,238
3.25%, 05/16/2027	85,000	86,730
Barclays PLC
3M US L + 1.38%,
05/16/2024(a)	500,000	491,800
BB&T Corp.
2.63%, 06/29/2020	150,000	150,124

See Notes to Financial Statements.

13 | May 31, 2019

RiverFront Dynamic Core Income ETF

Schedule of Investments	May 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Financials (continued)
Berkshire Hathaway, Inc.
3.13%, 03/15/2026	$500,000	$508,295
BNP Paribas SA
2.38%, 05/21/2020	200,000	199,598
5.00%, 01/15/2021	150,000	155,677
3.25%, 03/03/2023	250,000	255,826
Boston Properties LP
3.85%, 02/01/2023	800,000	829,901
Branch Banking & Trust Co.
2.10%, 01/15/2020	300,000	299,229
2.25%, 06/01/2020	300,000	299,177
Capital One Financial Corp.
3.50%, 06/15/2023	600,000	615,354
3.30%, 10/30/2024	125,000	126,007
3.80%, 01/31/2028	72,000	71,984
Capital One NA
2.25%, 09/13/2021	300,000	297,124
Charles Schwab Corp.
2.65%, 01/25/2023	300,000	301,065
Chubb INA Holdings, Inc.
2.70%, 03/13/2023	115,000	115,938
3.35%, 05/03/2026	475,000	489,112
Citigroup, Inc.
2.65%, 10/26/2020	300,000	300,642
2.70%, 03/30/2021	350,000	350,374
3M US L + 1.43%,
09/01/2023(a)	500,000	508,782
4.45%, 09/29/2027	300,000	313,976
CME Group, Inc.
3.75%, 06/15/2028	100,000	107,089
Cooperatieve Rabobank UA
4.63%, 12/01/2023	500,000	526,264
CoreCivic, Inc.
4.63%, 05/01/2023	300,000	295,875
Credit Suisse Group Funding Guernsey, Ltd.
3.13%, 12/10/2020	175,000	175,927
3.45%, 04/16/2021	150,000	151,524
4.55%, 04/17/2026	450,000	477,104
Crown Castle International Corp.
4.88%, 04/15/2022	135,000	142,814
Deutsche Bank AG
4.25%, 10/14/2021	300,000	302,084
3.95%, 02/27/2023	200,000	197,454
Discover Bank
7.00%, 04/15/2020	175,000	181,158
3.20%, 08/09/2021	100,000	101,012
4.65%, 09/13/2028	250,000	265,267
Fidelity National Information Services, Inc.
2.25%, 08/15/2021	200,000	198,530
3.50%, 04/15/2023	152,000	155,729
GE Capital International Funding Co.
2.34%, 11/15/2020	200,000	198,053

Security Description	Principal Amount	Value
Financials (continued)
GLP Capital LP / GLP Financing II, Inc.
4.88%, 11/01/2020	$500,000	$509,800
Goldman Sachs Group, Inc.
3M US L + 0.75%,
02/23/2023(a)	800,000	795,338
3M US L + 1.60%,
11/29/2023(a)	500,000	511,604
3.50%, 11/16/2026	40,000	40,114
Host Hotels & Resorts LP
4.00%, 06/15/2025	200,000	203,481
HSBC Holdings PLC
4.30%, 03/08/2026	250,000	262,528
3.90%, 05/25/2026	400,000	409,584
3M US L + 1.38%,
09/12/2026(a)	300,000	299,443
4.38%, 11/23/2026	200,000	206,363
Huntington Bancshares, Inc.
3.15%, 03/14/2021	400,000	403,717
4.00%, 05/15/2025	45,000	47,593
Huntington National Bank
3.25%, 05/14/2021	400,000	404,632
Intercontinental Exchange, Inc.
3.75%, 12/01/2025	200,000	210,964
3.10%, 09/15/2027	244,000	246,467
3.75%, 09/21/2028	300,000	315,957
International Lease Finance Corp.
8.25%, 12/15/2020	750,000	808,495
5.88%, 08/15/2022	250,000	270,404
Iron Mountain, Inc.
6.00%, 08/15/2023	60,000	61,350
iStar, Inc.
4.63%, 09/15/2020	200,000	201,250
JPMorgan Chase & Co.
3.38%, 05/01/2023	400,000	408,468
3M US L + 1.23%,
10/24/2023(a)	1,159,000	1,178,894
KeyBank NA/Cleveland OH
3.38%, 03/07/2023	250,000	257,760
KeyCorp
5.10%, 03/24/2021	600,000	626,291
Lincoln National Corp.
3.35%, 03/09/2025	400,000	406,715
3.80%, 03/01/2028	100,000	103,586
M&T Bank Corp.
3M US L + 0.68%,
07/26/2023(a)	500,000	500,334
Manufacturers & Traders Trust Co.
3M US L + 0.27%,
01/25/2021(a)	600,000	598,937
MetLife, Inc.
3.60%, 04/10/2024	477,000	499,526
6.50%, 12/15/2032	50,000	66,031

See Notes to Financial Statements.

14 | May 31, 2019

RiverFront Dynamic Core Income ETF

Schedule of Investments	May 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Financials (continued)
Mitsubishi UFJ Financial Group, Inc.
3.85%, 03/01/2026	$400,000	$422,394
Mizuho Financial Group, Inc.
2.95%, 02/28/2022	300,000	302,348
3M US L + 1.00%,
09/11/2024(a)	1,000,000	1,009,487
3.17%, 09/11/2027	100,000	101,389
Morgan Stanley
5.63%, 09/23/2019	400,000	403,413
3M US L + 1.40%,
10/24/2023(a)	1,000,000	1,017,475
5.00%, 11/24/2025	600,000	653,963
National Australia Bank, Ltd.
2.50%, 07/12/2026	100,000	97,163
PNC Financial Services Group, Inc.
3.15%, 05/19/2027	400,000	404,712
Prudential Financial, Inc.
4.50%, 11/16/2021	200,000	209,218
Royal Bank of Canada
2.15%, 10/26/2020	300,000	298,891
Royal Bank of Scotland Group PLC
3M US L + 1.48%,
05/15/2023(a)	400,000	398,899
3M US L + 1.47%,
05/15/2023(a)	500,000	496,230
Simon Property Group LP
4.13%, 12/01/2021	400,000	413,012
3.38%, 10/01/2024	100,000	102,989
3.38%, 12/01/2027	200,000	204,332
Starwood Property Trust, Inc.
5.00%, 12/15/2021	250,000	252,070
State Street Corp.
3.30%, 12/16/2024	300,000	308,731
3.55%, 08/18/2025	125,000	130,705
SunTrust Bank/Atlanta GA
3.30%, 05/15/2026	400,000	402,850
Toronto-Dominion Bank
3.15%, 09/17/2020	500,000	505,201
UBS Group Funding Switzerland AG
3.49%, 05/23/2023(b)	200,000	202,514
4.13%, 09/24/2025(b)	150,000	157,333
4.13%, 04/15/2026(b)	100,000	104,591
US Bancorp
2.63%, 01/24/2022	200,000	201,036
3.00%, 03/15/2022	400,000	405,578
Visa, Inc.
3.15%, 12/14/2025	300,000	309,000
2.75%, 09/15/2027	250,000	249,964

Security Description	Principal Amount	Value
Financials (continued)
Wells Fargo & Co.
2.55%, 12/07/2020	$200,000	$200,135
3M US L + 0.93%,
02/11/2022(a)	200,000	201,219
3M US L + 1.23%,
10/31/2023(a)	300,000	305,165
3.00%, 04/22/2026	200,000	198,157
Westpac Banking Corp.
2.10%, 05/13/2021	340,000	337,348
3.65%, 05/15/2023	300,000	311,213
2.70%, 08/19/2026	100,000	98,448
Total Financials		38,980,696

Health Care (7.06%)
Abbott Laboratories
2.90%, 11/30/2021	250,000	252,368
AbbVie, Inc.
2.90%, 11/06/2022	600,000	601,520
3.60%, 05/14/2025	100,000	101,957
Aetna, Inc.
3.50%, 11/15/2024	300,000	303,944
Allergan Funding SCS
3.00%, 03/12/2020	700,000	700,890
3.85%, 06/15/2024	300,000	305,179
Amgen, Inc.
3.63%, 05/22/2024	400,000	413,489
Anthem, Inc.
3.50%, 08/15/2024	100,000	102,333
Becton Dickinson and Co.
2.13%, 06/06/2019	200,000	199,992
3M US L + 0.875%,
12/29/2020(a)	150,000	150,042
Centene Corp.
5.63%, 02/15/2021	37,000	37,462
4.75%, 05/15/2022	400,000	405,384
Cigna Corp.
4.38%, 10/15/2028(b)	200,000	209,810
CVS Health Corp.
2.25%, 08/12/2019	300,000	299,699
3M US L + 0.63%,
03/09/2020(a)	400,000	401,126
4.00%, 12/05/2023	150,000	155,156
Eli Lilly & Co.
2.75%, 06/01/2025	140,000	141,269
Endo Dac / Endo Finance LLC / Endo Finco, Inc.
5.88%, 10/15/2024(b)	200,000	191,000
Express Scripts Holding Co.
4.75%, 11/15/2021	250,000	262,135
3.00%, 07/15/2023	500,000	501,617
Fresenius Medical Care US Finance II, Inc.
4.13%, 10/15/2020(b)	400,000	405,202
Gilead Sciences, Inc.
4.40%, 12/01/2021	200,000	208,142
2.50%, 09/01/2023	200,000	198,641

See Notes to Financial Statements.

15 | May 31, 2019

RiverFront Dynamic Core Income ETF

Schedule of Investments	May 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Health Care (continued)
HCA, Inc.
6.50%, 02/15/2020	$600,000	$614,317
Johnson & Johnson
2.45%, 03/01/2026	500,000	493,145
Medtronic, Inc.
3.50%, 03/15/2025	300,000	312,813
Merck & Co., Inc.
2.80%, 05/18/2023	980,000	995,234
Pfizer, Inc.
3.20%, 09/15/2023	423,000	435,065
3.00%, 12/15/2026	200,000	202,553
Teva Pharmaceutical Finance Netherlands III BV
1.70%, 07/19/2019	152,000	151,757
Thermo Fisher Scientific, Inc.
3.65%, 12/15/2025	150,000	156,200
UnitedHealth Group, Inc.
2.88%, 03/15/2023	300,000	302,917
3.75%, 07/15/2025	400,000	420,182
3.10%, 03/15/2026	183,000	185,125
Total Health Care		10,817,665

Industrials (4.81%)
ADT Security Corp.
4.13%, 06/15/2023	125,000	121,406
Boeing Co.
3.45%, 11/01/2028	300,000	308,968
Burlington Northern Santa Fe LLC
3.05%, 09/01/2022	300,000	304,946
Caterpillar Financial Services Corp.
2.75%, 08/20/2021	50,000	50,328
2.40%, 06/06/2022	300,000	299,606
CNH Industrial Capital LLC
4.88%, 04/01/2021	300,000	309,210
CNH Industrial NV
4.50%, 08/15/2023	400,000	413,716
CSX Corp.
3.40%, 08/01/2024	300,000	311,115
2.60%, 11/01/2026	100,000	96,944
FedEx Corp.
3.40%, 02/15/2028	300,000	303,537
General Dynamics Corp.
3.50%, 05/15/2025	375,000	393,168
2.63%, 11/15/2027	300,000	295,117
General Electric Co.
2.70%, 10/09/2022	200,000	197,946
Honeywell International, Inc.
2.50%, 11/01/2026	300,000	294,865
John Deere Capital Corp.
3M US L + 0.16%,
01/08/2021(a)	200,000	199,778
2.65%, 06/24/2024	400,000	400,418
Lockheed Martin Corp.
3.55%, 01/15/2026	300,000	313,419

Security Description	Principal Amount	Value
Industrials (continued)
Northrop Grumman Corp.
3.50%, 03/15/2021	$35,000	$35,576
3.25%, 01/15/2028	300,000	299,815
Textron, Inc.
3.65%, 03/01/2021	89,000	90,280
3.65%, 03/15/2027	250,000	252,722
United Parcel Service, Inc.
2.50%, 04/01/2023	587,000	587,029
2.40%, 11/15/2026	72,000	70,320
United Rentals North America, Inc.
4.63%, 07/15/2023	500,000	510,625
United Technologies Corp.
2.80%, 05/04/2024	400,000	400,065
WESCO Distribution, Inc.
5.38%, 12/15/2021	200,000	202,000
XPO Logistics, Inc.
6.13%, 09/01/2023(b)	300,000	302,676
Total Industrials		7,365,595

Materials (3.08%)
3M Co.
3.25%, 02/14/2024	800,000	825,890
Ashland LLC
4.75%, 08/15/2022	300,000	310,125
Ball Corp.
4.00%, 11/15/2023	300,000	302,625
Celanese US Holdings LLC
5.88%, 06/15/2021	200,000	211,450
4.63%, 11/15/2022	200,000	210,534
Dow Chemical Co.
4.25%, 11/15/2020	200,000	203,825
3.00%, 11/15/2022	300,000	302,177
Glencore Funding LLC
3.00%, 10/27/2022(b)	500,000	495,275
Graphic Packaging International LLC
4.75%, 04/15/2021	200,000	203,750
International Paper Co.
3.00%, 02/15/2027	200,000	193,580
LyondellBasell Industries NV
5.75%, 04/15/2024	300,000	332,110
Nutrien, Ltd.
3.50%, 06/01/2023	300,000	305,959
Sealed Air Corp.
6.50%, 12/01/2020(b)	200,000	207,000
Sherwin-Williams Co.
3.45%, 08/01/2025	300,000	304,426
3.45%, 06/01/2027	200,000	199,576
Steel Dynamics, Inc.
5.50%, 10/01/2024	100,000	102,099
Total Materials		4,710,401
See Notes to Financial Statements.

16 | May 31, 2019

RiverFront Dynamic Core Income ETF

Schedule of Investments	May 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Technology (4.31%)
Apple, Inc.
2.40%, 05/03/2023	$500,000	$499,288
3.45%, 05/06/2024	300,000	310,515
2.75%, 01/13/2025	125,000	125,408
3.20%, 05/11/2027	300,000	308,610
Broadcom Corp. / Broadcom Cayman Finance, Ltd.
3.00%, 01/15/2022	200,000	198,925
3.63%, 01/15/2024	300,000	297,184
Cisco Systems, Inc.
2.20%, 09/20/2023	200,000	198,238
Corning, Inc.
2.90%, 05/15/2022	100,000	101,081
Dell International LLC / EMC Corp.
4.42%, 06/15/2021(b)	300,000	307,478
5.88%, 06/15/2021(b)	50,000	50,739
Flex, Ltd.
5.00%, 02/15/2023	400,000	417,179
IBM Credit LLC
3M US L + 0.16%,
02/05/2021(a)	750,000	748,701
Intel Corp.
2.60%, 05/19/2026	300,000	296,232
International Business Machines Corp.
2.50%, 01/27/2022	500,000	499,308
3.63%, 02/12/2024	300,000	310,443
Microsoft Corp.
3.45%, 08/08/2036	250,000	256,669
Moody's Corp.
4.50%, 09/01/2022	72,000	75,725
NCR Corp.
5.00%, 07/15/2022	100,000	100,220
Oracle Corp.
3.40%, 07/08/2024	300,000	309,787
QUALCOMM, Inc.
2.60%, 01/30/2023	400,000	396,562
2.90%, 05/20/2024	375,000	375,317
S&P Global, Inc.
4.00%, 06/15/2025	300,000	322,391
Xerox Corp.
3.50%, 08/20/2020	100,000	100,000
Total Technology		6,606,000

Utilities (2.24%)
AES Corp.
4.50%, 03/15/2023	300,000	302,625
Alabama Power Co.
3.55%, 12/01/2023	150,000	156,335
CMS Energy Corp.
3.60%, 11/15/2025	150,000	154,500
Consumers Energy Co.
3.38%, 08/15/2023	200,000	206,446
3.13%, 08/31/2024	200,000	204,884

Security Description	Principal Amount	Value
Utilities (continued)
Dominion Energy, Inc.
5.20%, 08/15/2019	$150,000	$150,653
4.25%, 06/01/2028	250,000	266,037
Duke Energy Carolinas LLC
2.95%, 12/01/2026	200,000	200,905
Duke Energy Corp.
1.80%, 09/01/2021	600,000	590,306
Exelon Corp.
3.50%, 06/01/2022	200,000	203,695
3.40%, 04/15/2026	175,000	176,685
Exelon Generation Co. LLC
4.25%, 06/15/2022	100,000	104,183
Southern Co.
2.95%, 07/01/2023	500,000	502,556
Southwestern Electric Power Co.
4.10%, 09/15/2028	200,000	212,595
Total Utilities		3,432,405

TOTAL CORPORATE BONDS
(Cost $99,136,925)		101,552,762

GOVERNMENT BONDS (25.26%)
United States Treasury Bond
2.75%, 02/15/2028	10,000,000	10,506,055
3.88%, 08/15/2040	1,402,300	1,732,032
2.75%, 11/15/2047	1,900,000	1,962,344
United States Treasury Inflation Indexed Bonds
2.13%, 02/15/2040(c)	560,664	718,716
United States Treasury Note
2.88%, 11/15/2021	5,000,000	5,113,280
2.88%, 10/31/2023	3,000,000	3,118,653
3.00%, 10/31/2025	5,000,000	5,295,703
United States Treasury Strip Principal
0.00%, 02/15/2038(d)	5,000,000	3,225,497
0.00%, 08/15/2039(d)	6,000,000	3,691,050
0.00%, 11/15/2046(d)	3,000,000	1,466,238
0.00%, 05/15/2048(d)	4,000,000	1,870,726
TOTAL GOVERNMENT BONDS
(Cost $36,100,129)		38,700,294

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (7.85%)
State Street Institutional Treasury Plus Money Market Fund	2.309%	12,030,684	12,030,684
TOTAL SHORT TERM INVESTMENTS
(Cost $12,030,684)			12,030,684

TOTAL INVESTMENTS (99.42%)
(Cost $147,267,738)			$152,283,740
OTHER ASSETS IN EXCESS OF LIABILITIES (0.58%)			895,304
NET ASSETS - 100.00%			$153,179,044

See Notes to Financial Statements.

17 | May 31, 2019

RiverFront Dynamic Core Income ETF

Schedule of Investments	May 31, 2019 (Unaudited)

Investment Abbreviations:

LIBOR - London Interbank Offered Rate

Libor Rates:

3M US L - 3 Month LIBOR as of May 31, 2019 was 2.50%

(a)	Floating or variable rate security. The reference rate is described above. The rate in effect as of May 31, 2019 is based on the reference rate plus the displayed spread as of the security's last reset date.
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $3,223,506, representing 2.10% of net assets.
(c)	Principal amount of security is adjusted for inflation.
(d)	Zero coupon bond.

See Notes to Financial Statements.

18 | May 31, 2019

RiverFront Dynamic Unconstrained Income ETF

Schedule of Investments	May 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS (91.06%)
Communications (19.34%)
Altice Financing SA
6.63%, 02/15/2023(a)	$215,000	$218,762
Cablevision Systems Corp.
5.88%, 09/15/2022	140,000	145,208
CCO Holdings LLC / CCO Holdings Capital Corp.
5.13%, 05/01/2027(a)	140,000	140,437
CenturyLink, Inc.
6.45%, 06/15/2021	180,000	187,651
7.50%, 04/01/2024	35,000	37,450
Clear Channel Worldwide Holdings, Inc.
6.50%, 11/15/2022	105,000	107,625
CSC Holdings LLC
5.13%, 12/15/2021(a)	140,000	140,000
5.38%, 07/15/2023(a)	140,000	142,450
DISH DBS Corp.
5.88%, 07/15/2022	105,000	103,588
Hughes Satellite Systems Corp.
7.63%, 06/15/2021	70,000	74,486
6.63%, 08/01/2026	70,000	70,088
Lamar Media Corp.
5.75%, 02/01/2026	70,000	73,457
Level 3 Financing, Inc.
5.38%, 01/15/2024	105,000	105,525
Netflix, Inc.
5.50%, 02/15/2022	130,000	135,850
Outfront Media Capital LLC / Outfront Media Capital Corp.
5.25%, 02/15/2022	105,000	106,366
Sinclair Television Group, Inc.
5.13%, 02/15/2027(a)	35,000	33,516
Sirius XM Radio, Inc.
4.63%, 05/15/2023(a)	105,000	106,050
Sprint Communications, Inc.
6.00%, 11/15/2022	150,000	153,423
Sprint Corp.
7.88%, 09/15/2023	70,000	75,250
7.13%, 06/15/2024	70,000	72,975
T-Mobile USA, Inc.
6.50%, 01/15/2024	180,000	186,300
Unitymedia GmbH
6.13%, 01/15/2025(a)	105,000	108,203
Univision Communications, Inc.
5.13%, 05/15/2023(a)	70,000	66,500
VeriSign, Inc.
4.75%, 07/15/2027	70,000	71,502
Viacom, Inc.
3M US L + 3.895%,
02/28/2057(b)	115,000	114,281
Virgin Media Finance PLC
6.00%, 10/15/2024(a)	105,000	107,756
Security Description	Principal Amount	Value
Communications (continued)
Zayo Group LLC / Zayo Capital, Inc.
6.38%, 05/15/2025	$70,000	$72,275
5.75%, 01/15/2027(a)	70,000	72,100
Ziggo BV
5.50%, 01/15/2027(a)	105,000	102,900
Total Communications		3,131,974

Consumer Discretionary (11.46%)
Aramark Services, Inc.
5.13%, 01/15/2024	105,000	106,553
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
5.50%, 04/01/2023	105,000	105,787
Boyd Gaming Corp.
6.38%, 04/01/2026	105,000	108,554
Dana, Inc.
5.50%, 12/15/2024	105,000	105,138
Hanesbrands, Inc.
4.88%, 05/15/2026(a)	70,000	69,091
Hertz Corp.
7.63%, 06/01/2022(a)	35,000	35,569
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp.
4.63%, 04/01/2025	70,000	70,437
International Game Technology PLC
6.25%, 02/15/2022(a)	140,000	145,600
KB Home
7.50%, 09/15/2022	92,000	100,625
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
5.00%, 06/01/2024(a)	70,000	71,050
L Brands, Inc.
5.63%, 02/15/2022	70,000	72,100
LKQ Corp.
4.75%, 05/15/2023	105,000	105,525
Mattamy Group Corp.
6.88%, 12/15/2023(a)	70,000	72,100
MGM Resorts International
6.63%, 12/15/2021	70,000	74,812
PulteGroup, Inc.
5.00%, 01/15/2027	70,000	71,050
Service Corp. International
4.63%, 12/15/2027	70,000	70,438
ServiceMaster Co. LLC
5.13%, 11/15/2024(a)	125,000	125,313
Six Flags Entertainment Corp.
4.88%, 07/31/2024(a)	70,000	69,314
Toll Brothers Finance Corp.
4.88%, 03/15/2027	70,000	70,175
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
5.50%, 03/01/2025(a)	70,000	68,775

See Notes to Financial Statements.

19 | May 31, 2019

RiverFront Dynamic Unconstrained Income ETF

Schedule of Investments	May 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Consumer Discretionary (continued)
Wynn Macau, Ltd.
4.88%, 10/01/2024(a)	$140,000	$137,200
Total Consumer Discretionary		1,855,206

Consumer Staples (3.72%)
B&G Foods, Inc.
5.25%, 04/01/2025	70,000	67,943
Energizer Holdings, Inc.
6.38%, 07/15/2026(a)	105,000	105,525
JBS Investments GmbH
7.25%, 04/03/2024(a)	70,000	72,538
Pilgrim's Pride Corp.
5.75%, 03/15/2025(a)	70,000	71,050
Post Holdings, Inc.
5.50%, 03/01/2025(a)	70,000	70,875
Spectrum Brands, Inc.
5.75%, 07/15/2025	105,000	107,095
TreeHouse Foods, Inc.
6.00%, 02/15/2024(a)	105,000	107,285
Total Consumer Staples		602,311

Energy (12.23%)
Antero Resources Corp.
5.38%, 11/01/2021	125,000	125,034
Ascent Resources Utica Holdings LLC / ARU Finance Corp.
10.00%, 04/01/2022(a)	140,000	149,260
Bruin E&P Partners LLC
8.88%, 08/01/2023(a)	70,000	63,175
Callon Petroleum Co.
6.38%, 07/01/2026	70,000	68,425
Chesapeake Energy Corp.
8.00%, 01/15/2025	35,000	32,375
CNX Resources Corp.
5.88%, 04/15/2022	68,000	65,544
CrownRock LP / CrownRock Finance, Inc.
5.63%, 10/15/2025(a)	70,000	67,287
Endeavor Energy Resources LP /EER Finance, Inc.
5.50%, 01/30/2026(a)	70,000	71,750
Gulfport Energy Corp.
6.00%, 10/15/2024	105,000	87,150
Murphy Oil Corp.
5.75%, 08/15/2025	105,000	105,300
Nabors Industries, Inc.
5.50%, 01/15/2023	70,000	61,754
NGL Energy Partners LP / NGL Energy Finance Corp.
6.13%, 03/01/2025	130,000	128,375
Parkland Fuel Corp.
6.00%, 04/01/2026(a)	105,000	106,837
Parsley Energy LLC / Parsley Finance Corp.
5.38%, 01/15/2025(a)	105,000	105,262
Security Description	Principal Amount	Value
Energy (continued)
Peabody Energy Corp.
6.00%, 03/31/2022(a)	$70,000	$69,300
Range Resources Corp.
5.00%, 08/15/2022	115,000	109,195
Rowan Cos., Inc.
4.88%, 06/01/2022	70,000	63,700
SM Energy Co.
6.13%, 11/15/2022	70,000	68,075
Sunoco LP / Sunoco Finance Corp.
5.50%, 02/15/2026	70,000	70,875
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
5.88%, 04/15/2026	105,000	108,806
Transocean, Inc.
9.00%, 07/15/2023(a)	8,000	8,250
USA Compression Partners LP / USA Compression Finance Corp.
6.88%, 04/01/2026	105,000	108,150
Whiting Petroleum Corp.
6.63%, 01/15/2026	35,000	32,200
WPX Energy, Inc.
5.75%, 06/01/2026	105,000	104,541
Total Energy		1,980,620

Financials (10.59%)
Ally Financial, Inc.
5.75%, 11/20/2025	140,000	150,325
CIT Group, Inc.
5.00%, 08/15/2022	166,000	172,560
5.25%, 03/07/2025	55,000	58,239
Equinix, Inc.
5.75%, 01/01/2025	105,000	108,827
First Data Corp.
5.38%, 08/15/2023(a)	105,000	106,562
Genworth Holdings, Inc.
7.70%, 06/15/2020	140,000	140,770
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
5.88%, 02/01/2022	105,000	106,312
Iron Mountain, Inc.
5.75%, 08/15/2024	105,000	104,425
iStar, Inc.
5.25%, 09/15/2022	105,000	105,656
Jefferies Finance LLC / JFIN Co.- Issuer Corp.
7.38%, 04/01/2020(a)	105,000	105,000
Jefferies Financial Group, Inc.
5.50%, 10/18/2023	70,000	74,297
MGM Growth Properties Operating Partnership LP / MGP Finance Co.-Issuer, Inc.
5.63%, 05/01/2024	70,000	72,538

See Notes to Financial Statements.

20 | May 31, 2019

RiverFront Dynamic Unconstrained Income ETF

Schedule of Investments	May 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Financials (continued)
Navient Corp.
8.00%, 03/25/2020	$55,000	$56,719
6.50%, 06/15/2022	125,000	130,312
Park Aerospace Holdings, Ltd.
5.25%, 08/15/2022(a)	105,000	109,463
Springleaf Finance Corp.
5.63%, 03/15/2023	110,000	113,163
Total Financials		1,715,168

Health Care (8.03%)
Avantor, Inc.
6.00%, 10/01/2024(a)	105,000	109,305
Bausch Health Cos., Inc.
5.50%, 03/01/2023(a)	28,000	28,175
6.13%, 04/15/2025(a)	35,000	34,191
Centene Corp.
6.13%, 02/15/2024	140,000	146,318
CHS/Community Health Systems, Inc.
5.13%, 08/01/2021	150,000	147,375
DaVita, Inc.
5.00%, 05/01/2025	140,000	132,923
Encompass Health Corp.
5.75%, 11/01/2024	105,000	106,181
HCA, Inc.
5.88%, 05/01/2023	160,000	170,301
Kinetic Concepts, Inc. / KCI USA, Inc.
7.88%, 02/15/2021(a)	125,000	128,384
Tenet Healthcare Corp.
4.38%, 10/01/2021	140,000	141,764
8.13%, 04/01/2022	35,000	36,720
Teva Pharmaceutical Finance Netherlands III BV
6.75%, 03/01/2028	131,000	118,227
Total Health Care		1,299,864

Industrials (6.21%)
ADT Security Corp.
6.25%, 10/15/2021	140,000	147,000
Bombardier, Inc.
6.13%, 01/15/2023(a)	70,000	68,229
Covanta Holding Corp.
5.88%, 03/01/2024	105,000	107,887
Novelis Corp.
6.25%, 08/15/2024(a)	70,000	71,750
Terex Corp.
5.63%, 02/01/2025(a)	140,000	137,830
TransDigm, Inc.
6.00%, 07/15/2022	140,000	141,050
United Rentals North America, Inc.
5.88%, 09/15/2026	70,000	72,800
WESCO Distribution, Inc.
5.38%, 06/15/2024	105,000	107,363
Security Description	Principal Amount	Value
Industrials (continued)
XPO Logistics, Inc.
6.50%, 06/15/2022(a)	$149,000	$151,868
Total Industrials		1,005,777

Materials (10.71%)
AK Steel Corp.
7.63%, 10/01/2021	35,000	33,950
7.50%, 07/15/2023	119,000	118,405
Allegheny Technologies, Inc.
5.95%, 01/15/2021	105,000	104,706
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
7.25%, 05/15/2024(a)	105,000	109,725
Ball Corp.
4.88%, 03/15/2026	70,000	72,012
BWAY Holding Co.
5.50%, 04/15/2024(a)	70,000	68,694
Cascades, Inc.
5.50%, 07/15/2022(a)	144,000	144,360
Chemours Co.
7.00%, 05/15/2025	140,000	140,350
FMG Resources August 2006 Pty, Ltd.
5.13%, 03/15/2023(a)	70,000	70,875
Freeport-McMoRan, Inc.
3.88%, 03/15/2023	105,000	101,325
Koppers, Inc.
6.00%, 02/15/2025(a)	70,000	66,106
NOVA Chemicals Corp.
5.25%, 06/01/2027(a)	105,000	95,944
OCI NV
6.63%, 04/15/2023(a)	70,000	71,750
Owens-Brockway Glass Container, Inc.
5.00%, 01/15/2022(a)	105,000	106,969
Rayonier AM Products, Inc.
5.50%, 06/01/2024(a)	70,000	56,841
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
5.13%, 07/15/2023(a)	135,000	135,196
Sealed Air Corp.
5.25%, 04/01/2023(a)	70,000	72,625
SunCoke Energy Partners LP / SunCoke Energy Partners Finance Corp.
7.50%, 06/15/2025(a)	105,000	103,819
United States Steel Corp.
6.88%, 08/15/2025	70,000	60,935
Total Materials		1,734,587

Technology (5.30%)
Anixter, Inc.
5.50%, 03/01/2023	105,000	109,200
CommScope Technologies LLC
6.00%, 06/15/2025(a)	70,000	63,841

See Notes to Financial Statements.

21 | May 31, 2019

RiverFront Dynamic Unconstrained Income ETF

Schedule of Investments	May 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Technology (continued)
Dell International LLC / EMC Corp.
5.88%, 06/15/2021(a)	$105,000	$106,552
7.13%, 06/15/2024(a)	35,000	36,892
j2 Cloud Services LLC / j2 Global Co.-Obligor, Inc.
6.00%, 07/15/2025(a)	105,000	107,494
MSCI, Inc.
5.38%, 05/15/2027(a)	70,000	73,762
NCR Corp.
5.00%, 07/15/2022	119,000	119,262
Nielsen Finance LLC / Nielsen Finance Co.
5.00%, 04/15/2022(a)	105,000	104,380
Symantec Corp.
5.00%, 04/15/2025(a)	70,000	70,012
Western Digital Corp.
4.75%, 02/15/2026	70,000	66,554
Total Technology		857,949

Utilities (3.47%)
AmeriGas Partners LP / AmeriGas Finance Corp.
5.75%, 05/20/2027	105,000	108,152
Calpine Corp.
5.38%, 01/15/2023	140,000	138,775
Cemig Geracao e Transmissao SA
9.25%, 12/05/2024(a)	70,000	77,962
NRG Energy, Inc.
6.63%, 01/15/2027	125,000	133,438
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.50%, 06/01/2024	105,000	103,425
Total Utilities		561,752

TOTAL CORPORATE BONDS
(Cost $14,686,787)		14,745,208

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (7.54%)
State Street Institutional Treasury Plus Money Market Fund	2.309%	1,221,699	1,221,699
TOTAL SHORT TERM INVESTMENTS
(Cost $1,221,699)			1,221,699

TOTAL INVESTMENTS (98.60%)
(Cost $15,908,486)			$15,966,907
OTHER ASSETS IN EXCESS OF LIABILITIES (1.40%)			226,502
NET ASSETS - 100.00%			$16,193,409

Investment Abbreviations:

LIBOR - London Interbank Offered Rate

Libor Rates:

3M US L - 3 Month LIBOR as of May 31, 2019 was 2.50%

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $5,895,636, representing 36.41% of net assets.
(b)	Floating or variable rate security. The reference rate is described above. The rate in effect as of May 31, 2019 is based on the reference rate plus the displayed spread as of the security's last reset date.

See Notes to Financial Statements.

22 | May 31, 2019

RiverFront Dynamic US Dividend Advantage ETF

Schedule of Investments	May 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.82%)
Communication Services (6.19%)
Alphabet, Inc., Class A(a)	1,793	$1,983,955
Alphabet, Inc., Class C(a)	1,815	2,003,088
AT&T, Inc.	10,519	321,671
Facebook, Inc., Class A(a)	12,236	2,171,523
TripAdvisor, Inc.(a)	16,138	682,153
Verizon Communications, Inc.	16,300	885,905
Total Communication Services		8,048,295

Consumer Discretionary (18.13%)
Abercrombie & Fitch Co., Class A	58,018	1,003,711
Amazon.com, Inc.(a)	2,918	5,179,654
Best Buy Co., Inc.	14,123	885,089
Dana, Inc.	47,877	698,526
Domino's Pizza, Inc.	5,488	1,533,896
Expedia Group, Inc.	8,259	949,785
H&R Block, Inc.	53,339	1,400,149
Home Depot, Inc.	13,986	2,655,242
Kohl's Corp.	13,771	679,186
Macy's, Inc.	56,602	1,164,303
Modine Manufacturing Co.(a)	48,652	625,178
NIKE, Inc., Class B	23,260	1,794,276
NVR, Inc.(a)	252	806,796
Six Flags Entertainment Corp.	12,183	601,353
Thor Industries, Inc.	10,211	527,296
Tiffany & Co.	9,411	838,614
Tupperware Brands Corp.	32,281	601,072
Yum! Brands, Inc.	16,071	1,644,867
Total Consumer Discretionary		23,588,993

Consumer Staples (5.16%)
Molson Coors Brewing Co., Class B	13,551	745,034
Philip Morris International, Inc.	10,710	826,062
Procter & Gamble Co.	28,158	2,897,740
Walmart, Inc.	22,083	2,240,100
Total Consumer Staples		6,708,936

Energy (4.01%)
Exxon Mobil Corp.	32,488	2,299,176
Marathon Petroleum Corp.	8,737	401,815
Occidental Petroleum Corp.	12,961	645,069
ONEOK, Inc.	15,991	1,017,347
PBF Energy, Inc., Class A	14,262	376,517
Phillips 66	5,918	478,174
Total Energy		5,218,098

Financials (9.43%)
Bank of America Corp.	99,921	2,657,899
Berkshire Hathaway, Inc., Class B(a)	6,308	1,245,325
Everest Re Group, Ltd.	5,283	1,308,388
JPMorgan Chase & Co.	29,295	3,104,098
M&T Bank Corp.	987	157,525
Navient Corp.	104,704	1,365,340
Security Description	Shares	Value
Financials (continued)
Principal Financial Group, Inc.	19,095	$984,729
Synchrony Financial	43,142	1,450,866
Total Financials		12,274,170

Health Care (17.12%)
AbbVie, Inc.	25,421	1,950,045
Agilent Technologies, Inc.	15,413	1,033,441
Amgen, Inc.	11,020	1,837,034
Baxter International, Inc.	20,936	1,537,540
Bristol-Myers Squibb Co.	35,239	1,598,793
Edwards Lifesciences Corp.(a)	7,057	1,204,630
Eli Lilly & Co.	20,435	2,369,234
IDEXX Laboratories, Inc.(a)	3,537	883,436
Merck & Co., Inc.	31,871	2,524,502
Pfizer, Inc.	65,167	2,705,734
Thermo Fisher Scientific, Inc.	6,402	1,709,206
UnitedHealth Group, Inc.	1,966	475,379
Waters Corp.(a)	5,527	1,109,324
Zoetis, Inc.	13,314	1,345,380
Total Health Care		22,283,678

Industrials (8.19%)
AO Smith Corp.	10,410	421,605
Boeing Co.	6,270	2,141,895
Eaton Corp. PLC	2,632	196,058
General Electric Co.	93,755	885,047
Lennox International, Inc.	4,836	1,277,236
Matson, Inc.	34,529	1,181,582
Nordson Corp.	10,021	1,258,838
Rockwell Automation, Inc.	6,312	939,541
Roper Technologies, Inc.	4,805	1,652,536
Ryder System, Inc.	14,037	708,868
Total Industrials		10,663,206

Information Technology (18.18%)
Accenture PLC, Class A	12,095	2,153,757
Apple, Inc.	31,918	5,587,884
Broadcom, Inc.	6,626	1,667,367
Cadence Design Systems, Inc.(a)	23,842	1,515,636
CommVault Systems, Inc.(a)	18,935	871,957
Intuit, Inc.	6,154	1,506,807
j2 Global, Inc.	11,819	996,224
KLA-Tencor Corp.	11,714	1,207,362
Lam Research Corp.	3,851	672,423
Manhattan Associates, Inc.(a)	26,090	1,708,112
Micron Technology, Inc.(a)	20,612	672,157
Microsoft Corp.	31,709	3,921,769
National Instruments Corp.	30,490	1,176,609
Total Information Technology		23,658,064

Materials (1.77%)
CF Industries Holdings, Inc.	22,342	899,042
LyondellBasell Industries NV, Class A	10,813	802,865

See Notes to Financial Statements.

23 | May 31, 2019

RiverFront Dynamic US Dividend Advantage ETF

Schedule of Investments	May 31, 2019 (Unaudited)

Security Description	Shares	Value
Materials (continued)
Westrock Co.	18,245	$594,787
Total Materials		2,296,694

Real Estate (7.21%)
CoreCivic, Inc.	48,130	1,054,047
Hospitality Properties Trust	39,357	978,809
Iron Mountain, Inc.	20,310	622,502
Kimco Realty Corp.	42,546	740,300
Macerich Co.	20,407	741,386
RMR Group, Inc., Class A	9,204	443,817
Senior Housing Properties Trust	73,841	581,867
SITE Centers Corp.	75,720	966,944
Tanger Factory Outlet Centers, Inc.	40,119	680,418
The GEO Group, Inc.	48,248	1,058,079
Uniti Group, Inc.	85,768	824,230
Washington Prime Group, Inc.	168,245	689,805
Total Real Estate		9,382,204

Utilities (4.43%)
Consolidated Edison, Inc.	8,182	706,107
Dominion Energy, Inc.	22,710	1,707,338
Duke Energy Corp.	12,240	1,047,866
PPL Corp.	46,284	1,377,412
Southern Co.	17,388	930,258
Total Utilities		5,768,981

TOTAL COMMON STOCKS
(Cost $135,351,301)		129,891,319

TOTAL INVESTMENTS (99.82%)
(Cost $135,351,301)		$129,891,319
OTHER ASSETS IN EXCESS OF LIABILITIES (0.18%)		236,832
NET ASSETS - 100.00%		$130,128,151

(a)	Non-income producing security.

See Notes to Financial Statements.

24 | May 31, 2019

RiverFront Dynamic US Flex-Cap ETF

Schedule of Investments	May 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.81%)
Communication Services (11.04%)
Alphabet, Inc., Class A(a)	2,393	$2,647,854
Alphabet, Inc., Class C(a)	2,333	2,574,769
CBS Corp., Class B	19,120	923,114
Charter Communications, Inc., Class A(a)	3,884	1,463,491
Comcast Corp., Class A	48,913	2,005,433
Discovery, Inc., Class C(a)	28,180	722,535
Facebook, Inc., Class A(a)	17,549	3,114,421
News Corp.	56,157	639,628
News Corp., Class B	53,570	624,091
Total Communication Services		14,715,336

Consumer Discretionary (16.89%)
Aaron's, Inc.	16,423	874,689
Abercrombie & Fitch Co., Class A	50,977	881,902
Amazon.com, Inc.(a)	2,552	4,529,979
Core-Mark Holding Co., Inc.	27,228	1,004,169
Designer Brands, Inc.	29,224	528,662
Dine Brands Global, Inc.	7,481	706,356
Domino's Pizza, Inc.	3,388	946,946
Expedia Group, Inc.	6,321	726,915
Fossil Group, Inc.(a)	46,141	451,720
Fox Factory Holding Corp.(a)	13,882	930,372
General Motors Co.	24,626	821,031
Genesco, Inc.(a)	20,238	910,305
Genuine Parts Co.	7,555	747,189
Home Depot, Inc.	10,192	1,934,951
Kohl's Corp.	12,843	633,417
Macy's, Inc.	30,604	629,524
MarineMax, Inc.(a)	37,449	583,455
MGM Resorts International	29,196	724,645
NIKE, Inc., Class B	14,621	1,127,864
PulteGroup, Inc.	23,885	740,435
Signet Jewelers, Ltd.	26,336	496,697
Tailored Brands, Inc.	60,341	317,394
Yum! Brands, Inc.	12,357	1,264,739
Total Consumer Discretionary		22,513,356

Consumer Staples (4.49%)
Altria Group, Inc.	22,830	1,120,040
Colgate-Palmolive Co.	15,102	1,051,401
Constellation Brands, Inc., Class A	4,160	734,032
Procter & Gamble Co.	6,360	654,508
Unilever NV	16,305	980,257
Walmart, Inc.	14,242	1,444,708
Total Consumer Staples		5,984,946

Energy (8.54%)
Baker Hughes, a GE Co.	34,283	733,999
Chevron Corp.	15,259	1,737,237
Exxon Mobil Corp.	32,533	2,302,361
Kinder Morgan, Inc.	60,177	1,200,531
Marathon Petroleum Corp.	15,204	699,232
Security Description	Shares	Value
Energy (continued)
National Oilwell Varco, Inc.	27,160	$566,286
Noble Corp. PLC(a)	239,191	464,031
Occidental Petroleum Corp.	14,426	717,982
Phillips 66	9,500	767,600
Schlumberger Ltd.	23,558	817,227
Transocean, Ltd.(a)	89,807	556,803
Valero Energy Corp.	11,520	811,008
Total Energy		11,374,297

Financials (6.95%)
Bank of America Corp.	80,017	2,128,452
Banner Corp.	12,054	608,245
Comerica, Inc.	9,085	625,230
Everest Re Group, Ltd.	4,526	1,120,909
First BanCorp	46,251	460,660
JPMorgan Chase & Co.	9,385	994,435
M&T Bank Corp.	4,829	770,708
Prudential Financial, Inc.	9,441	872,160
S&P Global, Inc.	4,815	1,029,832
Zions Bancorp NA	15,036	647,600
Total Financials		9,258,231

Health Care (10.63%)
Abbott Laboratories	22,300	1,697,699
AbbVie, Inc.	16,369	1,255,666
Allergan PLC	6,724	819,723
Cerner Corp.(a)	14,519	1,015,894
Cigna Corp.	5,961	882,347
Danaher Corp.	8,745	1,154,427
Eli Lilly & Co.	10,290	1,193,023
Johnson & Johnson	19,915	2,611,852
McKesson Corp.	6,893	841,911
UnitedHealth Group, Inc.	7,932	1,917,958
Zimmer Biomet Holdings, Inc.	6,750	769,028
Total Health Care		14,159,528

Industrials (14.10%)
AECOM(a)	30,793	982,297
AGCO Corp.	11,185	744,474
Arconic, Inc.	48,377	1,059,456
Boeing Co.	4,810	1,643,144
Cornerstone Building Brands, Inc.(a)	97,523	428,126
CSX Corp.	16,936	1,261,224
Expeditors International of Washington, Inc.	10,362	721,092
Fluor Corp.	20,186	559,556
General Electric Co.	111,874	1,056,091
Hillenbrand, Inc.	16,938	630,602
Hub Group, Inc., Class A(a)	17,375	676,930
Hubbell, Inc.	7,046	807,049
Kaman Corp.	14,930	830,257
National Presto Industries, Inc.	5,894	576,964
Nordson Corp.	5,880	738,646
Norfolk Southern Corp.	6,401	1,249,091
Rockwell Automation, Inc.	5,570	829,094
Roper Technologies, Inc.	2,731	939,245

See Notes to Financial Statements.

25 | May 31, 2019

RiverFront Dynamic US Flex-Cap ETF

Schedule of Investments	May 31, 2019 (Unaudited)

Security Description	Shares	Value
Industrials (continued)
UniFirst Corp.	5,258	$834,865
Union Pacific Corp.	9,498	1,584,076
United Rentals, Inc.(a)	5,802	638,800
Total Industrials		18,791,079

Information Technology (16.77%)
Alliance Data Systems Corp.	4,390	603,625
Apple, Inc.	26,192	4,585,434
Avnet, Inc.	18,362	749,904
Broadcom, Inc.	5,653	1,422,521
Broadridge Financial Solutions, Inc.	7,755	968,367
CACI International, Inc., Class A(a)	5,347	1,088,222
Cognizant Technology Solutions Corp., Class A	15,177	939,912
Gartner, Inc.(a)	3,148	476,292
HP, Inc.	25,196	470,661
Insight Enterprises, Inc.(a)	16,304	839,330
LogMeIn, Inc.	9,423	676,854
Micron Technology, Inc.(a)	26,188	853,991
Microsoft Corp.	44,281	5,476,674
ScanSource, Inc.(a)	19,101	557,940
Science Applications International Corp.	10,277	788,657
Tech Data Corp.(a)	13,608	1,233,565
Virtusa Corp.(a)	14,481	613,994
Total Information Technology		22,345,943

Materials (5.62%)
Boise Cascade Co.	26,123	579,930
Celanese Corp.	7,652	726,404
CF Industries Holdings, Inc.	19,082	767,860
Eastman Chemical Co.	9,366	608,041
FMC Corp.	9,909	727,816
Louisiana-Pacific Corp.	33,772	770,677
LyondellBasell Industries NV, Class A	10,899	809,251
Olin Corp.	34,337	673,348
Packaging Corp. of America	6,315	562,540
PolyOne Corp.	23,776	597,491
Westrock Co.	20,296	661,650
Total Materials		7,485,008

Real Estate (0.85%)
Pennsylvania Real Estate
Investment Trust	117,222	751,393
Realogy Holdings Corp.	54,692	387,766
Total Real Estate		1,139,159

Utilities (3.93%)
American Electric Power Co., Inc.	11,255	969,280
Avangrid, Inc.	14,787	740,237
Avista Corp.	17,951	749,634
Dominion Energy, Inc.	13,334	1,002,450
Evergy, Inc.	14,306	831,751
Security Description	Shares	Value
Utilities (continued)
Exelon Corp.	19,533	$939,147
Total Utilities		5,232,499

TOTAL COMMON STOCKS
(Cost $142,484,069)		132,999,382

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (0.02%)
State Street Institutional Treasury Plus Money Market Fund	2.309%	28,171	28,171
TOTAL SHORT TERM INVESTMENTS
(Cost $28,171)			28,171

TOTAL INVESTMENTS (99.83%)
(Cost $142,512,240)			$133,027,553
OTHER ASSETS IN EXCESS OF LIABILITIES (0.17%)			231,548
NET ASSETS - 100.00%			$133,259,101

(a)	Non-income producing security.

See Notes to Financial Statements.

26 | May 31, 2019

RiverFront Strategic Income Fund

Schedule of Investments	May 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS (87.92%)
Communications (15.24%)
Cablevision Systems Corp.
8.00%, 04/15/2020	$2,014,000	$2,079,455
CenturyLink, Inc.
5.63%, 04/01/2020	1,933,000	1,966,441
Charter Communications Operating LLC / Charter Communications Operating Capital
3.58%, 07/23/2020	1,771,000	1,786,132
DISH DBS Corp.
7.88%, 09/01/2019	2,049,000	2,067,666
Hughes Satellite Systems Corp.
6.50%, 06/15/2019	799,000	799,020
7.63%, 06/15/2021	1,180,000	1,255,626
Lamar Media Corp.
5.00%, 05/01/2023	1,452,000	1,481,040
Level 3 Financing, Inc.
5.38%, 08/15/2022	1,591,000	1,600,944
Netflix, Inc.
5.38%, 02/01/2021	1,474,000	1,518,058
Sinclair Television Group, Inc.
5.38%, 04/01/2021	1,376,000	1,379,440
Sprint Communications, Inc.
7.00%, 08/15/2020	2,137,000	2,217,138
T-Mobile USA, Inc.
6.50%, 01/15/2024	1,974,000	2,043,090
Videotron, Ltd.
5.00%, 07/15/2022	982,000	1,017,598
Virgin Media Secured Finance PLC
5.25%, 01/15/2021	1,554,000	1,602,096
Total Communications		22,813,744

Consumer Discretionary (6.38%)
American Airlines Group, Inc.
5.50%, 10/01/2019(a)	1,818,000	1,833,907
DR Horton, Inc.
4.38%, 09/15/2022	1,682,000	1,744,652
Ford Motor Credit Co. LLC
3.16%, 08/04/2020	1,009,000	1,007,983
International Game Technology PLC
6.25%, 02/15/2022(a)	1,776,000	1,847,040
Lennar Corp.
4.50%, 11/15/2019	1,474,000	1,483,213
MGM Resorts International
6.75%, 10/01/2020	1,572,000	1,636,845
Total Consumer Discretionary		9,553,640

Consumer Staples (2.40%)
B&G Foods, Inc.
4.63%, 06/01/2021	982,000	983,227
JBS USA LUX SA / JBS USA Finance, Inc.
5.88%, 07/15/2024(a)	1,009,000	1,038,009
Security Description	Principal Amount	Value
Consumer Staples (continued)
Spectrum Brands, Inc.
5.75%, 07/15/2025	$256,000	$261,107
TreeHouse Foods, Inc.
6.00%, 02/15/2024(a)	1,288,000	1,316,027
Total Consumer Staples		3,598,370

Energy (16.34%)
Antero Resources Corp.
5.38%, 11/01/2021	1,493,000	1,493,403
Cheniere Corpus Christi Holdings LLC
7.00%, 06/30/2024	1,234,000	1,378,625
Concho Resources, Inc.
4.38%, 01/15/2025	1,406,000	1,457,015
Continental Resources, Inc.
5.00%, 09/15/2022	1,226,000	1,236,189
DCP Midstream Operating LP
5.35%, 03/15/2020(a)	1,719,000	1,742,636
Energy Transfer Operating LP
7.50%, 10/15/2020	1,843,000	1,956,546
EnLink Midstream Partners LP
4.40%, 04/01/2024	653,000	644,021
EQM Midstream Partners LP
4.75%, 07/15/2023	1,009,000	1,029,748
Kinder Morgan Energy Partners LP
5.00%, 10/01/2021	1,444,000	1,509,281
Marathon Petroleum Corp.
5.38%, 10/01/2022	1,862,000	1,893,106
Nabors Industries, Inc.
5.00%, 09/15/2020	1,371,000	1,394,992
Newfield Exploration Co.
5.75%, 01/30/2022	1,696,000	1,813,108
Petroleos Mexicanos
5.50%, 01/21/2021	1,009,000	1,038,766
Range Resources Corp.
5.75%, 06/01/2021	294,000	294,000
5.00%, 08/15/2022	1,303,000	1,237,225
Rockies Express Pipeline LLC
5.63%, 04/15/2020(a)	1,326,000	1,352,480
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.
4.75%, 10/01/2023(a)	836,000	843,332
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
5.25%, 05/01/2023	1,639,000	1,648,752
Whiting Petroleum Corp.
5.75%, 03/15/2021	492,000	488,212
Total Energy		24,451,437

Financials (14.86%)
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
4.63%, 10/30/2020	1,700,000	1,740,588
Air Lease Corp.
4.25%, 02/01/2024	982,000	1,020,370

See Notes to Financial Statements.

27 | May 31, 2019

RiverFront Strategic Income Fund

Schedule of Investments	May 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Financials (continued)
Aircastle, Ltd.
6.25%, 12/01/2019	$1,774,000	$1,802,914
Ally Financial, Inc.
4.25%, 04/15/2021	1,499,000	1,519,611
CIT Group, Inc.
5.00%, 08/15/2022	2,049,000	2,129,976
First Data Corp.
5.38%, 08/15/2023(a)	982,000	996,612
GLP Capital LP / GLP Financing II, Inc.
4.88%, 11/01/2020	1,474,000	1,502,890
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
6.00%, 08/01/2020	1,551,000	1,552,939
Iron Mountain, Inc.
4.38%, 06/01/2021(a)	1,563,000	1,564,954
iStar, Inc.
4.63%, 09/15/2020	1,572,000	1,581,825
Omega Healthcare Investors, Inc.
4.38%, 08/01/2023	1,572,000	1,623,287
Park Aerospace Holdings, Ltd.
5.25%, 08/15/2022(a)	2,009,000	2,094,383
SBA Communications Corp.
4.88%, 07/15/2022	984,500	993,065
Springleaf Finance Corp.
8.25%, 12/15/2020	590,000	630,563
Starwood Property Trust, Inc.
5.00%, 12/15/2021	1,474,000	1,486,205
Total Financials		22,240,182

Health Care (5.96%)
Centene Corp.
5.63%, 02/15/2021	1,916,000	1,939,950
DaVita, Inc.
5.75%, 08/15/2022	1,460,000	1,476,425
HCA, Inc.
5.88%, 03/15/2022	2,007,000	2,147,936
Kinetic Concepts, Inc. / KCI USA, Inc.
7.88%, 02/15/2021(a)	944,000	969,554
Tenet Healthcare Corp.
6.00%, 10/01/2020	1,597,000	1,646,587
Teva Pharmaceutical Finance Netherlands III BV
1.70%, 07/19/2019	745,000	743,808
Total Health Care		8,924,260

Industrials (3.73%)
ADT Security Corp.
6.25%, 10/15/2021	1,524,000	1,600,200
3.50%, 07/15/2022	88,000	85,580
WESCO Distribution, Inc.
5.38%, 12/15/2021	2,064,000	2,084,640
Security Description	Principal Amount	Value
Industrials (continued)
XPO Logistics, Inc.
6.50%, 06/15/2022(a)	$1,778,000	$1,812,227
Total Industrials		5,582,647

Materials (14.21%)
AK Steel Corp.
7.50%, 07/15/2023	1,474,000	1,466,630
ArcelorMittal
5.13%, 06/01/2020	492,000	501,901
6.00%, 08/05/2020	1,083,000	1,110,140
Ashland LLC
4.75%, 08/15/2022	1,488,000	1,538,220
Ball Corp.
4.38%, 12/15/2020	1,670,000	1,703,400
Berry Global, Inc.
6.00%, 10/15/2022	365,000	372,300
Cascades, Inc.
5.50%, 07/15/2022(a)	672,000	673,680
5.75%, 07/15/2023(a)	1,338,000	1,348,035
Celanese US Holdings LLC
5.88%, 06/15/2021	1,494,000	1,579,532
CF Industries, Inc.
7.13%, 05/01/2020	1,278,000	1,314,410
3.45%, 06/01/2023	170,000	165,963
Crown Americas LLC / Crown
Americas Capital Corp. IV
4.50%, 01/15/2023	1,050,000	1,065,624
Freeport-McMoRan, Inc.
3.88%, 03/15/2023	148,000	142,820
Graphic Packaging International LLC
4.75%, 04/15/2021	733,000	746,744
4.88%, 11/15/2022	1,435,000	1,467,287
Owens-Brockway Glass Container, Inc.
5.00%, 01/15/2022(a)	1,529,000	1,557,669
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
5.75%, 10/15/2020	1,238,520	1,241,988
Sealed Air Corp.
6.50%, 12/01/2020(a)	1,376,000	1,424,160
WR Grace & Co.-Conn
5.13%, 10/01/2021(a)	1,809,000	1,840,115
Total Materials		21,260,618

Technology (7.03%)
Broadcom, Inc.
3.13%, 04/15/2021(a)	1,009,000	1,011,287
CommScope, Inc.
5.50%, 03/01/2024(a)	982,000	991,820
Dell, Inc.
4.63%, 04/01/2021	98,000	99,630
Flex, Ltd.
5.00%, 02/15/2023	1,052,000	1,097,180

See Notes to Financial Statements.

28 | May 31, 2019

RiverFront Strategic Income Fund

Schedule of Investments	May 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Technology (continued)
Micron Technology, Inc.
4.64%, 02/06/2024	$982,000	$1,001,494
NCR Corp.
4.63%, 02/15/2021	1,474,000	1,473,558
Nielsen Finance LLC / Nielsen Finance Co.
4.50%, 10/01/2020	1,572,000	1,572,314
NXP BV / NXP Funding LLC
4.13%, 06/15/2020(a)	1,474,000	1,490,008
Pitney Bowes, Inc.
3.88%, 10/01/2021	152,000	146,923
Seagate HDD Cayman
4.25%, 03/01/2022	492,000	492,674
Symantec Corp.
3.95%, 06/15/2022	148,000	146,948
Xerox Corp.
4.50%, 05/15/2021	982,000	995,365
Total Technology		10,519,201

Utilities (1.77%)
Calpine Corp.
6.00%, 01/15/2022(a)	1,622,000	1,640,247
DPL, Inc.
7.25%, 10/15/2021	945,000	1,009,969
Total Utilities		2,650,216

TOTAL CORPORATE BONDS
(Cost $130,267,266)		131,594,315

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (10.84%)
State Street Institutional Treasury Plus Money Market Fund	2.309%	16,217,863	16,217,863
TOTAL SHORT TERM INVESTMENTS
(Cost $16,217,863)			16,217,863

TOTAL INVESTMENTS (98.75%)
(Cost $146,485,129)			$147,812,178
OTHER ASSETS IN EXCESS OF LIABILITIES (1.25%)			1,863,785
NET ASSETS - 100.00%			$149,675,963

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $29,388,182, representing 19.63% of net assets.

See Notes to Financial Statements.

29 | May 31, 2019

RiverFront ETFs

Statement of Assets and Liabilities	May 31, 2019 (Unaudited)

	RiverFront Dynamic Core Income ETF	RiverFront Dynamic Unconstrained Income ETF	RiverFront Dynamic US Dividend Advantage ETF	RiverFront Dynamic US Flex-Cap ETF	RiverFront Strategic Income Fund
ASSETS:
Investments, at value	$152,283,740	$15,966,907	$129,891,319	$133,027,553	$147,812,178
Dividend receivable	–	–	317,883	292,811	–
Interest receivable	961,008	233,585	–	–	1,921,833
Receivable for shares sold	–	–	–	4,715,487	–
Total Assets	153,244,748	16,200,492	130,209,202	138,035,851	149,734,011

LIABILITIES:
Payable to adviser	65,704	7,083	60,670	60,355	58,048
Payable for investments purchased	–	–	–	4,716,395	–
Due to custodian	–	–	20,381	–	–
Total Liabilities	65,704	7,083	81,051	4,776,750	58,048
NET ASSETS	$153,179,044	$16,193,409	$130,128,151	$133,259,101	$149,675,963

NET ASSETS CONSIST OF:
Paid-in capital	$148,646,490	$16,540,827	$143,215,870	$151,884,034	$157,692,235
Total distributable earnings	4,532,554	(347,418)	(13,087,719)	(18,624,933)	(8,016,272)
NET ASSETS	$153,179,044	$16,193,409	$130,128,151	$133,259,101	$149,675,963

INVESTMENTS, AT COST	$147,267,738	$15,908,486	$135,351,301	$142,512,240	$146,485,129

PRICING OF SHARES
Net Assets	$153,179,044	$16,193,409	$130,128,151	$133,259,101	$149,675,963
Shares of beneficial interest outstanding (Unlimited number of shares authorized, par value $0.01 per share)	6,200,000	650,000	4,300,002	4,300,002	6,100,000
Net Asset Value, offering and redemption price per share	$24.71	$24.91	$30.26	$30.99	$24.54

See Notes to Financial Statements.

30 | May 31, 2019

RiverFront ETFs

Statement of Operations	For the Six Months Ended May 31, 2019 (Unaudited)

	RiverFront Dynamic Core Income ETF	RiverFront Dynamic Unconstrained Income ETF	RiverFront Dynamic US Dividend Advantage ETF	RiverFront Dynamic US Flex-Cap ETF	RiverFront Strategic Income Fund
INVESTMENT INCOME:
Interest	$2,393,171	$556,409	$–	$–	$3,227,428
Dividends(a)	120,100	17,292	1,889,306	1,451,462	145,226
Securities Lending Income	–	–	47	1,291	–
Total Investment Income	2,513,271	573,701	1,889,353	1,452,753	3,372,654

EXPENSES:
Investment adviser and sub-adviser fees (Note 3)	377,176	53,452	361,424	362,477	347,739
Total Expenses	377,176	53,452	361,424	362,477	347,739
NET INVESTMENT INCOME	2,136,095	520,249	1,527,929	1,090,276	3,024,915

REALIZED AND UNREALIZED GAIN/(LOSS)
Net realized gain/(loss) on investments	1,793	(30,792)	(2,936,349)	(6,713,645)	(47,152)
NET REALIZED GAIN/(LOSS)	1,793	(30,792)	(2,936,349)	(6,713,645)	(47,152)
Net change in unrealized appreciation/(depreciation) on investments	7,329,497	475,886	(1,883,720)	(1,330,349)	2,040,306
NET CHANGE IN UNREALIZED APPRECIATION/(DEPRECIATION)	7,329,497	475,886	(1,883,720)	(1,330,349)	2,040,306
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS	7,331,290	445,094	(4,820,069)	(8,043,994)	1,993,154
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$9,467,385	$965,343	$(3,292,140)	$(6,953,718)	$5,018,069

(a)	Net of foreign tax withholding in the amounts of $2,066, $1,018, $0, $2,448 and $0 respectively.

See Notes to Financial Statements.

31 | May 31, 2019

RiverFront Dynamic Core Income ETF

Statements of Changes in Net Assets

	For the Six Months Ended May 31, 2019 (Unaudited)	For the Year Ended November 30, 2018
OPERATIONS:
Net investment income	$2,136,095	$2,915,518
Net realized gain/(loss)	1,793	(1,596,850)
Net change in unrealized appreciation/(depreciation)	7,329,497	(2,358,587)
Net Increase/(Decrease) in net assets resulting from operations	9,467,385	(1,039,919)

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(2,149,968)	(2,905,391)
Total distributions	(2,149,968)	(2,905,391)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	7,266,813	175,961,356
Shares redeemed	(11,932,103)	(69,450,831)
Net increase/(decrease) from share transactions	(4,665,290)	106,510,525

Net increase in net assets	2,652,127	102,565,215

NET ASSETS:
Beginning of period	150,526,917	47,961,702
End of period	$153,179,044	$150,526,917

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Beginning shares	6,400,000	1,950,000
Shares sold	300,000	7,350,000
Shares redeemed	(500,000)	(2,900,000)
Shares outstanding, end of period	6,200,000	6,400,000

See Notes to Financial Statements.

32 | May 31, 2019

RiverFront Dynamic Unconstrained Income ETF

Statements of Changes in Net Assets

	For the Six Months Ended May 31, 2019 (Unaudited)	For the Year Ended November 30, 2018
OPERATIONS:
Net investment income	$520,249	$1,855,468
Net realized loss	(30,792)	(1,550,548)
Net change in unrealized appreciation/(depreciation)	475,886	(579,055)
Net Increase/(Decrease) in net assets resulting from operations	965,343	(274,135)

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(539,898)	(1,895,888)
From return of capital	–	(38,248)
Total distributions	(539,898)	(1,934,136)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	–	45,458,974
Shares redeemed	(8,712,993)	(30,529,047)
Net increase/(decrease) from share transactions	(8,712,993)	14,929,927

Net increase/(decrease) in net assets	(8,287,548)	12,721,656

NET ASSETS:
Beginning of period	24,480,957	11,759,301
End of period	$16,193,409	$24,480,957

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Beginning shares	1,000,000	450,000
Shares sold	–	1,800,000
Shares redeemed	(350,000)	(1,250,000)
Shares outstanding, end of period	650,000	1,000,000

See Notes to Financial Statements.

33 | May 31, 2019

RiverFront Dynamic US Dividend Advantage ETF

Statements of Changes in Net Assets

	For the Six Months Ended May 31, 2019 (Unaudited)	For the Year Ended November 30, 2018
OPERATIONS:
Net investment income	$1,527,929	$2,559,340
Net realized gain/(loss)	(2,936,349)	5,455,249
Net change in unrealized depreciation	(1,883,720)	(9,969,237)
Net decrease in net assets resulting from operations	(3,292,140)	(1,954,648)

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(1,478,523)	(2,425,732)
Total distributions	(1,478,523)	(2,425,732)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	3,033,971	153,655,693
Shares redeemed	(19,427,786)	(57,626,629)
Net increase/(decrease) from share transactions	(16,393,815)	96,029,064

Net increase/(decrease) in net assets	(21,164,478)	91,648,684

NET ASSETS:
Beginning of period	151,292,629	59,643,945
End of period	$130,128,151	$151,292,629

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Beginning shares	4,850,002	1,900,002
Shares sold	100,000	4,750,000
Shares redeemed	(650,000)	(1,800,000)
Shares outstanding, end of period	4,300,002	4,850,002

See Notes to Financial Statements.

34 | May 31, 2019

RiverFront Dynamic US Flex-Cap ETF

Statements of Changes in Net Assets

	For the Six Months Ended May 31, 2019 (Unaudited)	For the Year Ended November 30, 2018
OPERATIONS:
Net investment income	$1,090,276	$1,430,016
Net realized gain/(loss)	(6,713,645)	9,907,208
Net change in unrealized depreciation	(1,330,349)	(13,055,066)
Net decrease in net assets resulting from operations	(6,953,718)	(1,717,842)

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(1,125,248)	(1,321,640)
Total distributions	(1,125,248)	(1,321,640)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	9,394,664	177,753,277
Shares redeemed	(20,521,094)	(62,825,568)
Net increase/(decrease) from share transactions	(11,126,430)	114,927,709

Net increase/(decrease) in net assets	(19,205,396)	111,888,227

NET ASSETS:
Beginning of period	152,464,497	40,576,270
End of period	$133,259,101	$152,464,497

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Beginning shares	4,650,002	1,250,002
Shares sold	300,000	5,250,000
Shares redeemed	(650,000)	(1,850,000)
Shares outstanding, end of period	4,300,002	4,650,002

See Notes to Financial Statements.

35 | May 31, 2019

RiverFront Strategic Income Fund

Statements of Changes in Net Assets

	For the Six Months Ended May 31, 2019 (Unaudited)	For the Year Ended November 30, 2018
OPERATIONS:
Net investment income	$3,024,915	$10,779,152
Net realized loss	(47,152)	(2,535,051)
Net change in unrealized appreciation/(depreciation)	2,040,306	(8,164,421)
Net increase in net assets resulting from operations	5,018,069	79,680

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(3,234,876)	(10,733,170)
Total distributions	(3,234,876)	(10,733,170)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	9,686,682	70,270,323
Shares redeemed	(14,673,902)	(244,506,109)
Net decrease from share transactions	(4,987,220)	(174,235,786)

Net decrease in net assets	(3,204,027)	(184,889,276)

NET ASSETS:
Beginning of period	152,879,990	337,769,266
End of period	$149,675,963	$152,879,990

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Beginning shares	6,300,000	13,400,000
Shares sold	400,000	2,850,000
Shares redeemed	(600,000)	(9,950,000)
Shares outstanding, end of period	6,100,000	6,300,000

See Notes to Financial Statements.

36 | May 31, 2019

RiverFront Dynamic Core Income ETF

Financial Highlights	For a share outstanding throughout the periods presented

	For the Six Months Ended May 31, 2019 (Unaudited)		For the Year Ended November 30, 2018	For the Year Ended November 30, 2017	For the Period June 14, 2016 (Commencement) to November 30, 2016
NET ASSET VALUE, BEGINNING OF PERIOD	$23.52		$24.60	$24.32	$25.00

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.35		0.68	0.53	0.24
Net realized and unrealized gain/(loss)	1.19		(1.10)	0.23	(0.68)
Total from investment operations	1.54		(0.42)	0.76	(0.44)

DISTRIBUTIONS:
From net investment income	(0.35)		(0.66)	(0.48)	(0.24)
Total distributions	(0.35)		(0.66)	(0.48)	(0.24)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	1.19		(1.08)	0.28	(0.68)
NET ASSET VALUE, END OF PERIOD	$24.71		$23.52	$24.60	$24.32
TOTAL RETURN(b)	6.59%		(1.74)%	3.15%	(1.77)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$153,179		$150,527	$47,962	$6,081

Ratio of expenses excluding waiver/reimbursement to average net assets	0.51	%(c)	0.51%	0.51%	0.51	%(c)
Ratio of expenses including waiver/reimbursement to average net assets	0.51	%(c)	0.51%	0.51%	0.51	%(c)
Ratio of net investment income including expenses waiver/reimbursement to average net assets	2.89	%(c)	2.83%	2.15%	2.12	%(c)
Portfolio turnover rate(d)	7%		15%	18%	26%

(a)	Based on average shares outstanding during the period.

(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and the redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the actual reinvestment prices. Total return calculated for a period of less than one year is not annualized.

(c)	Annualized.

(d)	Portfolio turnover for periods less than one year are not annualized and does not include securities received or delivered from processing creations or redemptions in-kind.

See Notes to Financial Statements.

37 | May 31, 2019

RiverFront Dynamic Unconstrained Income ETF

Financial Highlights	For a share outstanding throughout the periods presented

	For the Six Months Ended May 31, 2019 (Unaudited)		For the Year Ended November 30, 2018	For the Year Ended November 30, 2017	For the Period June 14, 2016 (Commencement) to November 30, 2016
NET ASSET VALUE, BEGINNING OF PERIOD	$24.48		$26.13	$25.55	$25.00

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.62		1.24	1.22	0.63
Net realized and unrealized gain/(loss)	0.46		(1.63)	0.56	0.55
Total from investment operations	1.08		(0.39)	1.78	1.18

DISTRIBUTIONS:
From net investment income	(0.65)		(1.15)	(1.20)	(0.63)
From net realized gains	–		(0.09)	–	–
Tax return of capital	–		(0.02)	–	–
Total distributions	(0.65)		(1.26)	(1.20)	(0.63)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.43		(1.65)	0.58	0.55
NET ASSET VALUE, END OF PERIOD	$24.91		$24.48	$26.13	$25.55
TOTAL RETURN(b)	4.45%		(1.52)%	7.06%	4.72%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$16,193		$24,481	$11,759	$5,110

Ratio of expenses excluding waiver/reimbursement to average net assets	0.51	%(c)	0.51%	0.51%	0.51	%(c)
Ratio of expenses including waiver/reimbursement to average net assets	0.51	%(c)	0.51%	0.51%	0.51	%(c)
Ratio of net investment income including expenses waiver/reimbursement to average net assets	4.96	%(c)	4.93%	4.65%	5.31	%(c)
Portfolio turnover rate(d)	7%		51%	30%	11%

(a)	Based on average shares outstanding during the period.

(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and the redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the actual reinvestment prices. Total return calculated for a period of less than one year is not annualized.

(c)	Annualized.

(d)	Portfolio turnover for periods less than one year are not annualized and does not include securities received or delivered from processing creations or redemptions in-kind.

See Notes to Financial Statements.

38 | May 31, 2019

RiverFront Dynamic US Dividend Advantage ETF

Financial Highlights	For a share outstanding throughout the periods presented

	For the Six Months Ended May 31, 2019 (Unaudited)		For the Year Ended November 30, 2018	For the Year Ended November 30, 2017	For the Period June 7, 2016 (Commencement) to November 30, 2016
NET ASSET VALUE, BEGINNING OF PERIOD	$31.19		$31.39	$26.59	$25.14

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.34		0.73	0.63	0.26
Net realized and unrealized gain/(loss)	(0.94)		(0.26)	4.76	1.40
Total from investment operations	(0.60)		0.47	5.39	1.66

DISTRIBUTIONS:
From net investment income	(0.33)		(0.67)	(0.59)	(0.21)
Total distributions	(0.33)		(0.67)	(0.59)	(0.21)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	(0.93)		(0.20)	4.80	1.45
NET ASSET VALUE, END OF PERIOD	$30.26		$31.19	$31.39	$26.59
TOTAL RETURN(b)	(1.93)%		1.45%	20.49%	6.64%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$130,128		$151,293	$59,644	$13,297

Ratio of expenses excluding waiver/reimbursement to average net assets	0.52	%(c)	0.52%	0.52%	0.52	%(c)
Ratio of expenses including waiver/reimbursement to average net assets	0.52	%(c)	0.52%	0.52%	0.52	%(c)
Ratio of net investment income including expenses waiver/reimbursement to average net assets	2.20	%(c)	2.27%	2.19%	2.13	%(c)
Portfolio turnover rate(d)	41%		96%	54%	45%

(a)	Based on average shares outstanding during the period.

(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and the redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the actual reinvestment prices. Total return calculated for a period of less than one year is not annualized.

(c)	Annualized.

(d)	Portfolio turnover for periods less than one year are not annualized and does not include securities received or delivered from processing creations or redemptions in-kind.

See Notes to Financial Statements.

39 | May 31, 2019

RiverFront Dynamic US Flex-Cap ETF

Financial Highlights	For a share outstanding throughout the periods presented

	For the Six Months Ended May 31, 2019 (Unaudited)		For the Year Ended November 30, 2018	For the Year Ended November 30, 2017	For the Period June 7, 2016 (Commencement) to November 30, 2016
NET ASSET VALUE, BEGINNING OF PERIOD	$32.79		$32.46	$26.84	$25.13

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.25		0.44	0.31	0.17
Net realized and unrealized gain/(loss)	(1.79)		0.27 (b)	5.59	1.70
Total from investment operations	(1.54)		0.71	5.90	1.87

DISTRIBUTIONS:
From net investment income	(0.26)		(0.38)	(0.28)	(0.16)
Total distributions	(0.26)		(0.38)	(0.28)	(0.16)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	(1.80)		0.33	5.62	1.71
NET ASSET VALUE, END OF PERIOD	$30.99		$32.79	$32.46	$26.84
TOTAL RETURN(c)	(4.71)%		2.16%	22.08%	7.45%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$133,259		$152,464	$40,576	$8,053

Ratio of expenses excluding waiver/reimbursement to average net assets	0.52	%(d)	0.52%	0.52%	0.52	%(d)
Ratio of expenses including waiver/reimbursement to average net assets	0.52	%(d)	0.52%	0.52%	0.52	%(d)
Ratio of net investment income including expenses waiver/reimbursement to average net assets	1.56	%(d)	1.30%	1.05%	1.34	%(d)
Portfolio turnover rate(e)	64%		152%	86%	41%

(a)	Based on average shares outstanding during the period.

(b)	Net realized and unrealized loss on investments per share does not correlate to aggregate of the net realized and unrealized gain in the Statements of Operations for the year ended November 30, 2018, primarily due to the timing of the sales and repurchases of the Fund's shares in relation to the fluctuating market values for the Fund's portfolio.

(c)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and the redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the actual reinvestment prices. Total return calculated for a period of less than one year is not annualized.

(d)	Annualized.

(e)	Portfolio turnover for periods less than one year are not annualized and does not include securities received or delivered from processing creations or redemptions in-kind.

See Notes to Financial Statements.

40 | May 31, 2019

RiverFront Strategic Income Fund

Financial Highlights	For a share outstanding throughout the periods presented

	For the Six Months Ended May 31, 2019 (Unaudited)		For the Year Ended November 30, 2018		For the Year Ended November 30, 2017		For the Year Ended November 30, 2016		For the Year Ended November 30, 2015	For the Year Ended November 30, 2014
NET ASSET VALUE, BEGINNING OF PERIOD	$24.27		$25.21		$25.02		$24.36		$25.02	$24.90

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.49		1.06		1.11		1.05		0.88	0.83
Net realized and unrealized gain/(loss)	0.31		(0.92)		0.19		0.71		(0.65)	0.11
Total from investment operations	0.80		0.14		1.30		1.76		0.23	0.94

DISTRIBUTIONS:
From net investment income	(0.53)		(1.08)		(1.11)		(1.10)		(0.87)	(0.82)
From net realized gains	–		–		–		–		(0.02)	–
Total distributions	(0.53)		(1.08)		(1.11)		(1.10)		(0.89)	(0.82)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.27		(0.94)		0.19		0.66		(0.66)	0.12
NET ASSET VALUE, END OF PERIOD	$24.54		$24.27		$25.21		$25.02		$24.36	$25.02
TOTAL RETURN(b)	3.31%		0.57%		5.29%		7.38%		0.91%	3.80%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$149,676		$152,880		$337,769		$326,515		$464,007	$369,065

Ratio of expenses excluding waiver/reimbursement to average net assets	0.46	%(c)	0.46%		0.46%		0.46%		0.46%	0.46%
Ratio of expenses including waiver/reimbursement to average net assets	0.46	%(c)	0.17	%(d)	0.16	%(e)	0.17	%(e)	0.22%	0.22%
Ratio of net investment income including expenses waiver/reimbursement to average net assets	4.00	%(c)	4.31%		4.41%		4.26%		3.54%	3.30%
Portfolio turnover rate(f)	11%		35%		32%		52%		36%	27%

(a)	Based on average shares outstanding during the period.

(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and the redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the actual reinvestment prices. Total return calculated for a period of less than one year is not annualized.

(c)	Annualized.

(d)	Effective November 1, 2018, the Fund’s management fee consists of a fee of 0.11% paid to the Fund’s investment adviser and a fee of 0.35% paid to the Fund’s sub-adviser. The Fund’s sub-adviser ceased its voluntary waiver effective November 1, 2018.

(e)	Effective July 1, 2016, the Fund’s management fee consists of a fee of 0.16% paid to the Fund’s investment adviser and a fee of 0.30% paid to the Fund’s sub-adviser. The Fund’s sub-adviser voluntarily waived all of its 0.30% annual sub-advisory fee payable by the Fund until November 1, 2018.

(f)	Portfolio turnover for periods less than one year are not annualized and does not include securities received or delivered from processing creations or redemptions in-kind.

See Notes to Financial Statements.

41 | May 31, 2019

RiverFront ETFs

Notes to Financial Statements	May 31, 2019 (Unaudited)

1. ORGANIZATION

ALPS ETF Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of May 31, 2019, the Trust consists of eighteen separate portfolios. Each portfolio represents a separate series of the Trust. This report pertains solely to the RiverFront Dynamic Core Income ETF, the RiverFront Dynamic Unconstrained Income ETF, the RiverFront Dynamic US Dividend Advantage ETF, the RiverFront Dynamic US Flex-Cap ETF, and the RiverFront Strategic Income Fund (each a “Fund” and collectively, the “Funds”).

The investment objective of the RiverFront Dynamic Core Income ETF Fund is to seek total return, with an emphasis on income as the source of that total return. The Fund is considered non-diversified and may invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

The investment objective of the RiverFront Dynamic Unconstrained Income ETF Fund is to seek total return, with an emphasis on income as the source of that total return. The Fund is considered non-diversified and may invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

The investment objective of the RiverFront Dynamic US Dividend Advantage ETF Fund is to seek to provide capital appreciation and dividend income. The Fund is considered non-diversified and may invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

The investment objective of the RiverFront Dynamic US Flex-Cap ETF Fund is to seek to provide capital appreciation. The Fund is considered non-diversified and may invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

The investment objective of the RiverFront Strategic Income Fund is to seek total return, with an emphasis on income as the source of that total return. The Fund has elected to qualify as a diversified series of the Trust under the 1940 Act.

Each Fund’s Shares (“Shares”) are listed on the NYSE Arca, Inc. Each Fund issues and redeems Shares at net asset value (“NAV”) in blocks of 50,000 Shares, each of which is called a “Creation Unit”. Creation Units are issued and redeemed principally in-kind for securities and/or cash. Except when aggregated in Creation Units, Shares are not redeemable securities of a Fund.

Pursuant to the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

A. Portfolio Valuation

Each Fund’s NAV is determined daily, as of the close of regular trading on the New York Stock Exchange (the “NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Portfolio securities listed on any exchange other than the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and ask prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ, are valued at the last quoted sale price in such market.

42 | May 31, 2019

RiverFront ETFs

Notes to Financial Statements	May 31, 2019 (Unaudited)

Corporate bonds and United States government bonds are typically valued at the mean between the evaluated bid and ask prices formulated by an independent pricing service.

Each Fund’s investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Trust’s Board of Trustees (the “Board”). When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Funds may be valued in good faith by or under the direction of the Board. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established primary pricing source or the pricing source is not willing to provide a price; a security with respect to which an event has occurred that is most likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; or a security whose price, as provided by the pricing service, does not reflect the security’s “fair value” due to the security being de-listed from a national exchange or the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive from the sale on the applicable exchange or principal market. A variety of factors may be considered in determining the fair value of such securities.

B. Fair Value Measurements

Each Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Valuation techniques used to value the Funds’ investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the mean of the most recent quoted bid and ask prices on such day and are generally categorized as Level 2 in the hierarchy. Investments in open-end mutual funds are valued at their closing NAV each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The RiverFront Dynamic Core Income ETF, the RiverFront Dynamic Unconstrained Income ETF, and the RiverFront Strategic Income Fund may invest a significant portion of their assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Various inputs are used in determining the value of each Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

43 | May 31, 2019

RiverFront ETFs

Notes to Financial Statements	May 31, 2019 (Unaudited)

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1	–	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;
Level 2	–	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
Level 3	–	Significant unobservable prices or inputs (including the Fund's own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Funds' investments as of May 31, 2019:

RiverFront Dynamic Core Income ETF

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Corporate Bonds*	$–	$101,552,762	$–	$101,552,762
Government Bonds	–	38,700,294	–	38,700,294
Short-Term Investments	12,030,684	–	–	12,030,684
TOTAL	$12,030,684	$140,253,056	$–	$152,283,740

RiverFront Dynamic Unconstrained Income ETF

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Corporate Bonds*	$–	$14,745,208	$–	$14,745,208
Short-Term Investments	1,221,699	–	–	1,221,699
TOTAL	$1,221,699	$14,745,208	$–	$15,966,907

RiverFront Dynamic US Dividend Advantage ETF

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$129,891,319	$–	$–	$129,891,319
TOTAL	$129,891,319	$–	$–	$129,891,319

RiverFront Dynamic US Flex-Cap ETF

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$132,999,382	$–	$–	$132,999,382
Short-Term Investments	28,171	–	–	28,171
TOTAL	$133,027,553	$–	$–	$133,027,553

44 | May 31, 2019

RiverFront ETFs

Notes to Financial Statements	May 31, 2019 (Unaudited)

RiverFront Strategic Income Fund

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Corporate Bonds*	$–	$131,594,315	$–	$131,594,315
Short-Term Investments	16,217,863	–	–	16,217,863
TOTAL	$16,217,863	$131,594,315	$–	$147,812,178

*	For a detailed sector breakdown, see the accompanying Schedule of Investments.

The Funds did not have any securities that used significant unobservable inputs (Level 3) in determining fair value and there were no transfers into or out of Level 3.

For liabilities arising from overdrafts in the custody account, the carrying amount reported in the Statement of Assets and Liabilities approximates fair value due to the relatively short-term maturity of these financial instruments. As of May 31, 2019, the liability related to custody overdrafts in RiverFront Dynamic US Dividend Advantage ETF is based on level 2 inputs.

C. Securities Transactions and Investment Income

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the highest cost basis. Dividend income and capital gains distributions, if any, are recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis, including amortization of premiums and accretion of discounts.

D. Dividends and Distributions to Shareholders

Dividends from net investment income for each Fund, if any, are declared and paid monthly or as the Board may determine from time to time. Distributions of net realized capital gains earned by the Funds, if any, are distributed at least annually.

E. Federal Tax and Tax Basis Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to the Funds' capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations. The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of May 31, 2019.

The tax character of the distributions paid during the fiscal year ended November 30, 2018 were as follows:

	Ordinary Income	Long-Term Capital Gain	Return of Capital
November 30, 2018
RiverFront Dynamic Core Income ETF	$2,905,391	$–	$–
RiverFront Dynamic Unconstrained Income ETF	1,868,455	27,433	38,248
RiverFront Dynamic US Dividend Advantage ETF	2,425,732	–	–
RiverFront Dynamic US Flex-Cap ETF	1,321,640	–	–
RiverFront Strategic Income Fund	10,733,170	–	–

Under current law, capital losses maintain their character as short-term or long-term and are carried forward to the next tax year without expiration. As of November 30, 2018, the following amounts are available as carry forwards to the next tax year:

Fund	Short-Term	Long-Term
RiverFront Dynamic Core Income ETF	$343,434	$145,326
RiverFront Dynamic Unconstrained Income ETF	355,398	–
RiverFront Dynamic US Dividend Advantage ETF	4,899,426	–
RiverFront Dynamic US Flex-Cap ETF	2,515,359	–
RiverFront Strategic Income Fund	6,037,902	3,129,919

45 | May 31, 2019

RiverFront ETFs

Notes to Financial Statements	May 31, 2019 (Unaudited)

As of May 31, 2019, the cost of investments for federal income tax purposes and accumulated net unrealized appreciation/(depreciation) on investments were as follows:

	RiverFront Dynamic Core Income ETF	RiverFront Dynamic Unconstrained Income ETF	RiverFront Dynamic US Dividend Advantage ETF	RiverFront Dynamic US Flex-Cap ETF	RiverFront Strategic Income Fund
Gross appreciation (excess of value over tax cost)	$5,099,381	$206,766	$7,044,065	$6,322,685	$1,549,292
Gross depreciation (excess of tax cost over value)	(84,127)	(148,345)	(12,522,906)	(15,813,827)	(222,243)
Net unrealized appreciation/(depreciation)	5,015,254	58,421	(5,478,841)	(9,491,142)	1,327,049
Cost of investments for income tax purposes	$147,268,486	$15,908,486	$135,370,160	$142,518,695	$146,485,129

The differences between book-basis and tax-basis are primarily due to the deferral of losses from wash sales. In addition, certain tax cost basis adjustments are finalized at fiscal year-end and therefore have not been determined as of May 31, 2019.

F. Income Taxes

No provision for income taxes is included in the accompanying financial statements, as each Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Each Fund evaluates tax positions taken (or expected to be taken) in the course of preparing the Funds' tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements.

As of and during the six months ended May 31, 2019, the Funds did not have a liability for any unrecognized tax benefits. Each Fund files U.S. federal, state, and local tax returns as required. Each Fund's tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return, but may extend to four years in certain jurisdictions. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

G. Lending of Portfolio Securities

The Funds have entered into a securities lending agreement with State Street Bank & Trust Co. (“SSB”), the Funds' lending agent. Each Fund may lend its portfolio securities only to borrowers that are approved by SSB. Each Fund will limit such lending to not more than 33 1/3% of the value of its total assets. Each Fund's securities held at SSB as custodian shall be available to be lent except those securities the Fund or ALPS Advisors, Inc. specifically identifies in writing as not being available for lending. The borrower pledges and maintains with the Fund collateral consisting of cash (U.S. Dollars only), securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and cash equivalents (including irrevocable bank letters of credit) issued by a person other than the borrower or an affiliate of the borrower. The initial collateral received by each Fund is required to have a value of no less than 102% of the market value of the loaned securities for U.S equity securities and a value of no less than 105% of the market value for non-U.S. equity securities. The collateral is maintained thereafter, at a market value equal to not less than 102% of the current value of the U.S. equity securities on loan and not less than 105% of the current value of the non-U.S. equity securities on loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to each Fund on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the customary time period for settlement of securities transactions.

Any cash collateral received is reinvested in a money market fund managed by SSB as disclosed in the Fund's Schedule of Investments and is reflected in the Statements of Assets and Liabilities as a payable for collateral upon return of securities loaned. Non-cash collateral, in the form of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, is not disclosed in the Fund's Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Fund, and the Fund does not have the ability to re-hypothecate these securities. Income earned by the Fund from securities lending activity is disclosed in the Statement of Operations. As of May 31, 2019, the Funds had no securities on loan.

46 | May 31, 2019

RiverFront ETFs

Notes to Financial Statements	May 31, 2019 (Unaudited)

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by SSB. SSB's indemnity allows for full replacement of securities lent wherein SSB will purchase the unreturned loaned securities on the open market by applying the proceeds of the collateral, or to the extent such proceeds are insufficient or the collateral is unavailable, SSB will purchase the unreturned loan securities at SSB's expense. However, the Funds could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

3. INVESTMENT ADVISORY FEE AND OTHER AFFILIATED TRANSACTIONS

ALPS Advisors, Inc. (the “Adviser”) serves as the Funds' investment adviser pursuant to an Investment Advisory Agreement with the Trust on behalf of each Fund (the “Advisory Agreement”). Pursuant to the Advisory Agreement, each Fund pays the Adviser an annual management fee for the services and facilities it provides, payable on a monthly basis as a percentage of the relevant Fund's average daily net assets as set out below:

Fund	Advisory Fee
RiverFront Dynamic Core Income ETF	0.51%(a)
RiverFront Dynamic Unconstrained Income ETF	0.51%(a)
RiverFront Dynamic US Dividend Advantage ETF	0.52%(b)
RiverFront Dynamic US Flex-Cap ETF	0.52%(b)
RiverFront Strategic Income Fund	0.46%

(a)	The unitary advisory fee as a percentage of net assets is subject to the following breakpoints: (i) 0.51% for average net assets up to $600 million, (ii) 0.48% for average net assets equal to or greater than $600 million.

(b)	The unitary advisory fee as a percentage of net assets is subject to the following breakpoints: (i) 0.52% for average net assets up to $600 million, (ii) 0.49% for average net assets equal to or greater than $600 million.

Out of the unitary management fee, the Adviser pays substantially all expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit, independent trustees and other services, except for interest expenses, distribution fees or expenses, brokerage expenses, taxes and extraordinary expenses not incurred in the ordinary course of each Fund's business. The Adviser's unitary management fee is designed to pay substantially all of each Fund's expenses and to compensate the Adviser for providing services for each Fund.

RiverFront Investment Group, LLC (the “Sub-Adviser”) serves as each Fund's sub-adviser pursuant to a sub-advisory agreement with the Trust (the “Sub-Advisory Agreement”). Pursuant to the Sub-Advisory Agreement, the Adviser pays the Sub-Adviser a sub-advisory fee out of the Adviser's advisory fee for the services it provides besides RiverFront Strategic Income Fund, in which the Fund directly pays the Sub-Adviser. The fee is payable on a monthly basis at the annual rate of the relevant Fund's average daily net assets as set out below:

Fund	Sub-Advisory Fee
RiverFront Dynamic Core Income ETF	0.35%
RiverFront Dynamic Unconstrained Income ETF	0.35%
RiverFront Dynamic US Dividend Advantage ETF	0.35%
RiverFront Dynamic US Flex-Cap ETF	0.35%
RiverFront Strategic Income Fund	0.35%

ALPS Fund Services, Inc., an affiliate of the Adviser, is the administrator of the Funds.

Each Trustee who is not an officer or employee of the Adviser, any sub-adviser or any of their affiliates (“Independent Trustees”) receives (1) a quarterly retainer of $5,000, (2) a per meeting fee for regularly scheduled meetings of $3,750, (3) $1,500 for any special meeting held outside of a regularly scheduled board meeting, and (4) reimbursement for all reasonable out-of-pocket expenses relating to attendance at meetings. In addition, the Chairman of the Board and Chairman of the Audit Committee each receives a quarterly retainer of $2,000, in connection with their respective roles.

47 | May 31, 2019

RiverFront ETFs

Notes to Financial Statements	May 31, 2019 (Unaudited)

4. PURCHASES AND SALES OF SECURITIES

For the six months ended May 31, 2019, the cost of purchases and proceeds from sales of investment securities, excluding in-kind transactions and short-term investments, were as follows:

Fund	Purchases	Sales
RiverFront Dynamic Core Income ETF	$174,971	$9,239,263
RiverFront Dynamic Unconstrained Income ETF	1,415,660	1,378,366
RiverFront Dynamic US Dividend Advantage ETF	56,806,066	56,726,630
RiverFront Dynamic US Flex-Cap ETF	89,648,511	89,805,208
RiverFront Strategic Income Fund	14,938,133	26,670,246

For the six months ended May 31, 2019, the cost of U.S. Government security purchases and proceeds from U.S. Government security sales were as follows:

Fund	Purchases	Sales
RiverFront Dynamic Core Income ETF	$12,121,719	$4,051,094

For the six months ended May 31, 2019, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

Fund	Purchases	Sales
RiverFront Dynamic Core Income ETF	$–	$8,341,350
RiverFront Dynamic Unconstrained Income ETF	–	8,548,407
RiverFront Dynamic US Dividend Advantage ETF	3,032,596	19,418,360
RiverFront Dynamic US Flex-Cap ETF	9,394,996	20,519,356
RiverFront Strategic Income Fund	6,861,495	8,384,018

For the six months ended May 31, 2019, the in-kind net realized gains/(losses) were as follows:

Fund	Net Realized Gain/(Loss)
RiverFront Dynamic Core Income ETF	$(60,975)
RiverFront Dynamic Unconstrained Income ETF	11,856
RiverFront Dynamic US Dividend Advantage ETF	957,480
RiverFront Dynamic US Flex-Cap ETF	862,595
RiverFront Strategic Income Fund	(15,825)

Gains on in-kind transactions are not considered taxable for federal income tax purposes and losses on in-kind transactions are also not deductible for tax purposes.

5. CAPITAL SHARE TRANSACTIONS

Shares are created and redeemed by each Fund only in Creation Unit size aggregations of 50,000 Shares. Only broker-dealers or large institutional investors with creation and redemption agreements called Authorized Participants (“AP”) are permitted to purchase or redeem Creation Units from each Fund. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per unit of each Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the AP or as a result of other market circumstances.

6. RELATED PARTY TRANSACTIONS

The Fund engaged in cross trades between other funds in the Trust during the six months ended May 31, 2019 pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which the Adviser serves as the investment adviser. The Board previously adopted procedures that apply to transactions between the Funds of the Trust pursuant to Rule 17a-7. These transactions related to cross trades during the period complied with the requirements set forth by Rule 17a-7 and the Trust's procedures.

48 | May 31, 2019

RiverFront ETFs

Notes to Financial Statements	May 31, 2019 (Unaudited)

Transactions related to cross trades during the six months ended May 31, 2019, were as follows:

Fund	Purchase cost paid	Sale proceeds received	Realized gain/(loss) on sales
Riverfront Dynamic US Dividend Advantage ETF	$2,260,851	$847,978	$159,080
Riverfront Dynamic US Flex-Cap ETF	$847,978	$2,260,851	$162,158

7. RECENT ACCOUNTING PRONOUNCEMENTS

In March 2017, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2017-08 (“ASU 2017-08”), “Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities.” ASU 2017-08 changed the amortization period for certain callable debt securities held at a premium. Specifically, it required the premium to be amortized to the earliest call date. The Funds have adopted and applied ASU 2017-08 on a modified retrospective basis through a cumulative-effect adjustment to distributable earnings as of the beginning of the period of adoption. As a result of the adoption of ASU 2017-08, as of December 1, 2018, the amortized cost basis of investments were reduced by the amounts in the following table. The unrealized appreciation of investments were increased by corresponding amounts. The adoption of ASU 2017-08 had no impact on beginning net assets, the current period results from operations, or any prior period information presented in the financial statements.

Fund
RiverFront Dynamic Core Income ETF	$7,862
RiverFront Dynamic Unconstrained Income ETF	17,004
RiverFront Strategic Income Fund	159,150

49 | May 31, 2019

RiverFront ETFs

Additional Information	May 31, 2019 (Unaudited)

PROXY VOTING RECORDS, POLICIES AND PROCEDURES

Information regarding how each Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 and a description of the Funds' proxy voting policies and procedures used in determining how to vote for proxies are available without charge on the SEC's website at www.sec.gov and upon request, by calling (toll-free) 1-866-675-2639.

PORTFOLIO HOLDINGS

The Trust is required to disclose, after its first and third fiscal quarters, the complete schedule of each Fund's portfolio holdings with the SEC on Form N-Q or as an exhibit to its report on Form N-PORT. Forms N-Q or N-PORT reports for each Fund are available on the SEC's website at www.sec.gov. Each Fund's Forms N-Q or N-PORT reports are available without charge, upon request, by calling (toll-free) 1-866-675-2639 or by writing to ALPS ETF Trust at 1290 Broadway, Suite 1100, Denver, Colorado 80203.

TAX INFORMATION

The Funds designate the following as a percentage of taxable ordinary income distributions, or up to the maximum amount allowable, for the calendar year ended December 31, 2018:

	Qualified Dividend Income	Dividend Received Deduction
RiverFront Dynamic Core Income ETF	0.00%	0.00%
RiverFront Dynamic Unconstrained Income ETF	0.00%	0.00%
Riverfront Dynamic US Dividend Advantage ETF	100.00%	98.26%
Riverfront Dynamic US Flex-Cap ETF	100.00%	100.00%
Riverfront Strategic Income Fund	0.00%	0.00%

In early 2019, if applicable, shareholders of record received this information for the distributions paid to them by the Funds during the calendar year 2018 via Form 1099. The Funds will notify shareholders in early 2020 of amounts paid to them by the Funds, if any, during the calendar year 2019.

50 | May 31, 2019

Intentionally Left Blank

Semi-Annual Report

May 31, 2019

Sprott Gold Miners ETF (NYSE ARCA: SGDM)
Sprott Junior Gold Miners ETF (NYSE ARCA: SGDJ)

An ALPS Advisors Solution

SS&C | ALPS ADVISORS

TABLE OF

CONTENTS

Performance Overview
Sprott Gold Miners ETF	1
Sprott Junior Gold Miners ETF	3
Disclosure of Fund Expenses	5
Financial Statements
Schedule of Investments
Sprott Gold Miners ETF	6
Sprott Junior Gold Miners ETF	7
Statements of Assets and Liabilities	8
Statements of Operations	9
Statements of Changes in Net Assets
Sprott Gold Miners ETF	10
Sprott Junior Gold Miners ETF	11
Financial Highlights	12
Notes to Financial Statements	14
Additional Information	21

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary (such as a broker-dealer or bank). Instead, the reports will be made available on the Funds’ website (www.alpsfunds.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund electronically anytime by contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge. You can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account with your financial intermediary.

Sprott Gold Miners ETF

PERFORMANCE OVERVIEW	May 31, 2019 (Unaudited)

Investment Objective

Sprott Gold Miners ETF (the “Fund”) employs a “passive management”—or indexing—investment approach designed to seek investment results that correspond (before fees and expenses) generally to the performance of the Sprott Zacks Gold Miners Total Return Index (the “Underlying Index”).

The Underlying Index was created by Zacks Index Services to provide a means of generally tracking the performance of gold and silver mining companies whose stocks are traded on major U.S. exchanges. The Underlying Index uses a transparent, rules-based methodology that is designed to identify the stocks of 25 gold and silver mining companies with the highest beta† to the spot price of gold, with each stock’s weighting in the index adjusted based on its quarterly revenue growth on a year-over-year basis and the quality of its balance sheet, as measured by long-term debt to equity. The Underlying Index is rebalanced on a quarterly basis to incorporate the latest financial data into the screening process. At least 80% of the Underlying Index (by weight) must consist of gold mining companies while no more than 20% may consist of silver mining companies.

Performance (as of May 31, 2019)

	6 Months	1 Year	3 Year	Since Inception^
Sprott Gold Miners ETF - NAV	21.12%	-6.32%	-3.76%	-5.56%
Sprott Gold Miners ETF - Market Price*	21.50%	-6.42%	-3.76%	-5.55%
Sprott Zacks Gold Miners Total Return Index	21.58%	-5.62%	-3.09%	-4.87%
S&P 500® Total Return Index	0.74%	3.78%	11.72%	9.24%

Total Expense Ratio (per the current prospectus) 0.57%

Performance data quoted represents past performance. Past performance does not guarantee future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data please visit www.sprottetfs.com or call 888.622.1813.

NAV is an exchange-traded fund’s per-share value. The per-share dollar amount of the Fund is derived by dividing the total value of all the securities in its portfolio, less any liabilities, by the number of Fund shares outstanding. Market Price is the price at which a share can currently be traded in the market. Information detailing the number of days the Market Price of the Fund was greater than the Fund’s NAV and the number of days it was less than the Fund’s NAV can be obtained at www.sprottetfs.com.

†	Beta is defined as a sensitivity measure based on regression against the spot gold price movement during the trailing 36 months.
^	The Fund’s Commencement date was July 15, 2014.
*	Market Price is based on the midpoint of the bid-ask spread at 4 p.m. ET and does not represent the returns an investor would receive if shares were traded at other times.

Sprott Zacks Gold Miners Total Return Index is comprised of approximately 25 stocks selected, based on investment and other criteria, from a universe of gold and silver mining companies whose stock is listed on a major U.S. exchange. The stocks are selected using a proprietary, quantitative rules-based methodology developed by Zacks Index Services.

S&P 500® Total Return Index is the Standard & Poor’s composite index of 500 stocks, a widely recognized, unmanaged index of common stock prices.

The indexes are reported on a total return basis, which assumes reinvestment of any dividends and distributions realized during a given time period. The indexes are not actively managed and do not reflect any deductions for fees, expenses or taxes. One cannot invest directly in an index. Index performance does not reflect fund performance.

The Fund is concentrated in the gold and silver mining industry. As a result, the Fund will be sensitive to changes in, and its performance will depend to a greater extent on, the overall condition of the gold and silver mining industry. Also, gold and silver mining companies are highly dependent on the price of gold and silver bullion. These prices may fluctuate substantially over short periods of time so the Fund’s Share price may be more volatile than other types of investments.

Funds that emphasize investments in small-cap and mid-cap companies will generally experience greater price volatility.

Funds investing in foreign and emerging markets will also generally experience greater price volatility.

The Fund’s shares are not individually redeemable. Investors buy and sell shares of the Fund on a secondary market. Only market makers or “authorized participants” may trade directly with the Fund, typically in blocks of 50,000 shares.

The Sprott Gold Miners ETF is not suitable for all investors. Investments in the Fund are subject to investment risks, including possible loss of the principal amount invested.

ALPS Portfolio Solutions Distributor, Inc., a FINRA member, is the distributor for the Sprott Gold Miners ETF.

ALPS Portfolio Solutions Distributor, Inc. is not affiliated with Sprott or Zacks Index Services, a division of Zacks Investment Management.

1 | May 31, 2019

Sprott Gold Miners ETF

PERFORMANCE OVERVIEW	May 31, 2019 (Unaudited)

Top 10 Holdings* (as of May 31, 2019)

Kirkland Lake Gold, Ltd.	16.55%
Wheaton Precious Metals Corp.	14.44%
Agnico Eagle Mines, Ltd.	13.96%
Royal Gold, Inc.	4.57%
Kinross Gold Corp.	4.54%
B2Gold Corp.	4.47%
Barrick Gold Corp.	4.34%
Cia de Minas Buenaventura SAA	4.25%
Alamos Gold, Inc.	4.12%
AngloGold Ashanti, Ltd.	3.83%
Total % of Top 10 Holdings	75.07%

Country Allocation* (as of May 31, 2019)

Canada	80.80%
South Africa	8.68%
United States	6.19%
Peru	4.25%
Money Market Fund	0.08%
Total	100.00%

*	% of Total Investments (excluding investments purchased with collateral from securities loaned)

Future holdings are subject to change.

Growth of $10,000 (as of May 31, 2019)

Comparison of Change in Value of $10,000 Investment in the Fund and the Underlying Index

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the life of the Fund. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

2 | May 31, 2019

Sprott Junior Gold Miners ETF

PERFORMANCE OVERVIEW	May 31, 2019 (Unaudited)

Investment Objective

Sprott Junior Gold Miners ETF (the “Fund”) employs a “passive management”—or indexing—investment approach designed to seek investment results that correspond (before fees and expenses) generally to the performance of the Sprott Zacks Junior Gold Miners Total Return Index (the “Underlying Index”).

The Underlying Index was created by Zacks Index Services to provide a means of generally tracking the performance of “junior” gold and silver mining companies whose stocks are traded on major U.S. or Canadian exchanges. Junior companies include early stage mining companies that are in the exploration stage only or that hold properties that might not ultimately produce gold or silver. The Underlying Index uses a transparent, rules-based methodology that is designed to identify between 30 to 40 junior gold and silver stocks with market capitalization between $250 million and $2 billion. Excluding companies with market capitalization below $250 million aims to exclude very early stage exploration companies whose historical success rate is low. Each stock’s weighting in the Underlying Index is adjusted based on 2 company factors: 1) Revenue Growth and 2) Price Momentum. The Underlying Index is reconstituted on a semi-annual basis, in November and May, to incorporate the latest factor scores into the selection and weighting process. At least 80% of the Underlying Index (by weight) must consist of junior gold mining companies while no more than 20% may consist of junior silver mining companies.

Performance (as of May 31, 2019)

	6 Months	1 Year	3 Year	Since Inception^
Sprott Junior Gold Miners ETF - NAV	17.11%	-14.22%	-7.66%	1.77%
Sprott Junior Gold Miners ETF - Market Price*	17.61%	-14.14%	-7.58%	1.81%
Sprott Zacks Junior Gold Miners Total Return Index	17.40%	-13.77%	-6.98%	2.59%
S&P 500® Total Return Index	0.74%	3.78%	11.72%	9.10%

Total Expense Ratio (per the current prospectus) 0.57%

Performance data quoted represents past performance. Past performance does not guarantee future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data please visit www.sprottetfs.com or call 888.622.1813.

NAV is an exchange-traded fund’s per-share value. The per-share dollar amount of the Fund is derived by dividing the total value of all the securities in its portfolio, less any liabilities, by the number of Fund shares outstanding. Market Price is the price at which a share can currently be traded in the market. Information detailing the number of days the Market Price of the Fund was greater than the Fund’s NAV and the number of days it was less than the Fund’s NAV can be obtained at www.sprottetfs.com.

^	The Fund’s Commencement date was March 31, 2015.
*	Market Price is based on the midpoint of the bid-ask spread at 4 p.m. ET and does not represent the returns an investor would receive if shares were traded at other times.

Sprott Zacks Junior Gold Miners Total Return Index is comprised of between 30 to 40 stocks selected, based on investment and other criteria, from a universe of gold and silver mining companies whose stocks are listed on a major U.S. or Canadian exchange. The stocks are selected using a proprietary, quantitative rules-based methodology developed by Zacks Index Services.

S&P 500® Total Return Index is the Standard & Poor’s composite index of 500 stocks, a widely recognized, unmanaged index of common stock prices.

The indexes are reported on a total return basis, which assumes reinvestment of any dividends and distributions realized during a given time period. The indexes are not actively managed and do not reflect any deductions for fees, expenses or taxes. One cannot invest directly in an index. Index performance does not reflect fund performance.

The Fund is concentrated in the gold and silver mining industry. As a result, the Fund will be sensitive to changes in, and its performance will depend to a greater extent on, the overall condition of the gold and silver mining industry. Also, gold and silver mining companies are highly dependent on the price of gold and silver bullion. These prices may fluctuate substantially over short periods of time so the Fund’s Share price may be more volatile than other types of investments.

Funds that emphasize investments in small-cap and mid-cap companies will generally experience greater price volatility. Micro-cap stocks involve substantially greater risks of loss and price fluctuations because their earnings and revenues tend to be less predictable. These companies may be newly formed or in the early stages of development, with limited product lines, markets or financial resources and may lack management depth.

Funds investing in foreign and emerging markets will also generally experience greater price volatility.

The Fund’s shares are not individually redeemable. Investors buy and sell shares of the Fund on a secondary market. Only market makers or “authorized participants” may trade directly with the Fund, typically in blocks of 50,000 shares.

The Sprott Junior Gold Miners ETF is not suitable for all investors. Investments in the Fund are subject to investment risks, including possible loss of the principal amount invested.

ALPS Portfolio Solutions Distributor, Inc., a FINRA member, is the distributor for the Sprott Junior Gold Miners ETF.

ALPS Portfolio Solutions Distributor, Inc. is not affiliated with Sprott or Zacks Index Services, a division of Zacks Investment Management.

3 | May 31, 2019

Sprott Junior Gold Miners ETF

PERFORMANCE OVERVIEW	May 31, 2019 (Unaudited)

Top 10 Holdings* (as of May 31, 2019)

Alamos Gold, Inc.	7.05%
Centerra Gold, Inc.	6.73%
Endeavour Mining Corp.	6.69%
Osisko Gold Royalties, Ltd.	6.56%
Pretium Resources, Inc.	6.42%
SSR Mining, Inc.	6.38%
OceanaGold Corp.	5.17%
SEMAFO, Inc.	4.77%
Detour Gold Corp.	4.68%
Harmony Gold Mining Co., Ltd.	4.52%
Total % of Top 10 Holdings	58.97%

Country Allocation* (as of May 31, 2019)

Canada	77.10%
Monaco	6.69%
United States	6.49%
Australia	5.17%
South Africa	4.52%
Money Market Fund	0.03%
Total	100.00%

*	% of Total Investments (excluding investments purchased with collateral from securities loaned)

Future holdings are subject to change.

Growth of $10,000 (as of May 31, 2019)

Comparison of Change in Value of $10,000 Investment in the Fund and the Underlying Index

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the life of the Fund. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4 | May 31, 2019

Sprott ETFs

Disclosure of Fund Expenses	May 31, 2019 (Unaudited)

Shareholder Expense Example: As a shareholder of a Fund, you incur two types of costs: (1) transaction costs which may include creation and redemption fees or brokerage charges, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds. It is based on an investment of $1,000 invested at the beginning of the (six month) period and held through May 31, 2018.

Actual Return: The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

Hypothetical 5% Return: The second line of the table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

The expenses shown in the table are meant to highlight ongoing Fund costs only and do not reflect any transaction costs, such as creation and redemption fees or brokerage charges. Therefore, the second line is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these costs were included, your costs would have been higher.

	Beginning Account Value 12/1/18	Ending Account Value 5/31/19	Expense Ratio(a)	Expenses Paid During Period 12/1/18 - 5/31/19(b)
Sprott Gold Miners ETF
Actual	$1,000.00	$1,211.20	0.57%	$3.14
Hypothetical (5% return before expenses)	$1,000.00	$1,022.09	0.57%	$2.87
Sprott Junior Gold Miners ETF
Actual	$1,000.00	$1,171.10	0.57%	$3.09
Hypothetical (5% return before expenses)	$1,000.00	$1,022.09	0.57%	$2.87

(a)	Annualized, based on the Fund’s most recent fiscal half year expenses.

(b)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182), divided by 365.

5 | May 31, 2019

Sprott Gold Miners ETF

Schedule of Investments	May 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.85%)
Gold Mining (75.31%)
Agnico Eagle Mines, Ltd.	450,214	$19,624,828
Alamos Gold, Inc., Class A	1,188,470	5,787,849
AngloGold Ashanti, Ltd., Sponsored ADR	405,322	5,386,729
B2Gold Corp.(a)	2,316,317	6,277,219
Cia de Minas Buenaventura SAA, ADR	393,953	5,976,267
Gold Fields, Ltd., Sponsored ADR	835,183	3,724,916
Harmony Gold Mining Co., Ltd., Sponsored ADR(a)(b)	409,141	728,271
IAMGOLD Corp.(a)	1,522,839	3,822,326
Kinross Gold Corp.(a)	1,953,252	6,387,134
Kirkland Lake Gold, Ltd.	674,348	23,271,750
McEwen Mining, Inc.(b)	1,540,780	2,080,053
New Gold, Inc.(a)	872,152	564,282
Pretium Resources, Inc.(a)	577,915	4,929,615
Royal Gold, Inc.	73,042	6,426,966
Sandstorm Gold, Ltd.(a)(b)	571,578	3,115,100
Seabridge Gold, Inc.(a)(b)	58,582	702,984
Sibanye Gold, Ltd., Sponsored ADR(a)(b)	612,093	2,368,800
SSR Mining, Inc.(a)	244,604	2,856,975
Yamana Gold, Inc.	954,495	1,899,445
Total Gold Mining		105,931,509

Gold Mining Mining (4.33%)
Barrick Gold Corp.	491,048	6,098,816

Silver Mining (20.21%)
Coeur Mining, Inc.(a)	213,618	606,675
First Majestic Silver Corp.(a)(b)	634,897	3,860,174
Fortuna Silver Mines, Inc.(a)	767,708	1,988,364
Hecla Mining Co.	1,274,166	1,669,157
Wheaton Precious Metals Corp.	918,698	20,303,226
Total Silver Mining		28,427,596

TOTAL COMMON STOCKS
(Cost $132,287,811)		140,457,921
	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (5.18%)
Money Market Fund (0.08%)
State Street Institutional Treasury Plus Money Market Fund
(Cost $117,761)	2.309%	117,761	$117,761

Investments Purchased with Collateral from Securities Loaned (5.10%)
State Street Navigator Securities Lending Government Money Market Portfolio, 2.34%
(Cost $7,168,479)		7,168,479	7,168,479
TOTAL SHORT TERM INVESTMENTS
(Cost $7,286,240)			7,286,240

TOTAL INVESTMENTS (105.04%)
(Cost $139,574,051)			$147,744,161
LIABILITIES IN EXCESS OF OTHER ASSETS (-5.04%)			(7,075,530)
NET ASSETS - 100.00%			$140,668,631

(a)	Non-income producing security.

(b)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $7,841,905.

See Notes to Financial Statements.

6 | May 31, 2019

Sprott Junior Gold Miners ETF

Schedule of Investments	May 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.99%)
Gold Mining (89.13%)
Alacer Gold Corp.(a)	665,560	$2,004,165
Alamos Gold, Inc., Class A	696,285	3,390,908
Centerra Gold, Inc.(a)	565,883	3,240,555
Continental Gold, Inc.(a)(b)	172,499	325,446
Detour Gold Corp.(a)	238,534	2,250,154
Eldorado Gold Corp.(a)	290,704	1,081,419
Endeavour Mining Corp.(a)	215,723	3,220,842
Golden Star Resources, Ltd.(a)	201,790	692,140
Harmony Gold Mining Co.,
Ltd., Sponsored ADR(a)	1,223,263	2,177,408
IAMGOLD Corp.(a)	442,928	1,111,749
New Gold, Inc.(a)	1,072,556	693,944
Novagold Resources, Inc.(a)	298,174	1,207,605
OceanaGold Corp.	900,970	2,486,400
Osisko Gold Royalties, Ltd.	303,183	3,158,343
Premier Gold Mines, Ltd.(a)(b)	379,158	527,387
Pretium Resources, Inc.(a)	362,203	3,089,592
Sandstorm Gold, Ltd.(a)(b)	327,539	1,785,087
Seabridge Gold, Inc.(a)(b)	57,957	695,484
SEMAFO, Inc.(a)	766,418	2,296,532
SSR Mining, Inc.(a)	262,825	3,069,796
Teranga Gold Corp.(a)	203,640	473,091
TMAC Resources, Inc.(a)(b)(c)	207,365	940,476
Torex Gold Resources, Inc.(a)	199,502	1,830,294
Wesdome Gold Mines, Ltd.(a)	330,041	1,140,346
Total Gold Mining		42,889,163

Silver Mining (10.86%)
Coeur Mining, Inc.(a)	186,815	530,555
Endeavour Silver Corp.(a)(b)	122,241	218,811
First Majestic Silver Corp.(a)(b)	333,047	2,024,926
Fortuna Silver Mines, Inc.(a)	147,699	382,540
Hecla Mining Co.	449,442	588,769
MAG Silver Corp.(a)	80,495	787,322
Silvercorp Metals, Inc.	316,433	692,987
Total Silver Mining		5,225,910

TOTAL COMMON STOCKS
(Cost $54,183,033)		48,115,073

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (5.87%)
Money Market Fund (0.03%)
State Street Institutional Treasury Plus Money Market Fund
(Cost $16,545)	2.309%	16,545	$16,545

Investments Purchased with Collateral from Securities Loaned (5.84%)
State Street Navigator Securities Lending Government Money Market Portfolio, 2.34%
(Cost $2,807,631)		2,807,631	2,807,631
TOTAL SHORT TERM INVESTMENTS
(Cost $2,824,176)			2,824,176

TOTAL INVESTMENTS (105.86%)
(Cost $57,007,209)			$50,939,249
LIABILITIES IN EXCESS OF OTHER ASSETS (-5.86%)			(2,818,084)
NET ASSETS - 100.00%			$48,121,165

(a)	Non-income producing security.
(b)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $3,287,795.
(c)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of May 31, 2019, the market value of those securities was $940,476 representing 1.95% of net assets.

See Notes to Financial Statements.

7 | May 31, 2019

Sprott ETFs

Statements of Assets and Liabilities	May 31, 2019 (Unaudited)

	Sprott Gold Miners ETF	Sprott Junior Gold Miners ETF
ASSETS:
Investments, at value	$147,744,161	$50,939,249
Foreign tax reclaims	10,745	4,405
Dividends receivable	147,448	8,077
Total Assets	147,902,354	50,951,731

LIABILITIES:
Payable to adviser	65,244	22,935
Payable for collateral upon return of securities loaned	7,168,479	2,807,631
Total Liabilities	7,233,723	2,830,566
NET ASSETS	$140,668,631	$48,121,165

NET ASSETS CONSIST OF:
Paid-in capital	$232,523,143	$84,049,031
Total distributable earnings	(91,854,512)	(35,927,866)
NET ASSETS	$140,668,631	$48,121,165

INVESTMENTS, AT COST	$139,574,051	$57,007,209

PRICING OF SHARES
Net Assets	$140,668,631	$48,121,165
Shares of beneficial interest outstanding (Unlimited number of shares authorized, par value $0.01 per share)	7,650,000	1,900,000
Net Asset Value, offering and redemption price per share	$18.39	$25.33

See Notes to Financial Statements.

8 | May 31, 2019

Sprott ETFs

Statements of Operations	For the Six Months Ended May 31, 2019 (Unaudited)

	Sprott Gold Miners ETF	Sprott Junior Gold Miners ETF
INVESTMENT INCOME:
Dividends(a)	$493,110	$35,157
Securities lending income	55,626	40,271
Total Investment Income	548,736	75,428

EXPENSES:
Investment adviser fees	396,565	133,438
Total Expense	396,565	133,438
NET INVESTMENT INCOME/(LOSS)	152,171	(58,010)

REALIZED AND UNREALIZED GAIN/(LOSS)
Net realized loss on investments	(3,824,321)	(1,558,279)
Net realized gain/(loss) on foreign currency transactions	354	(2,995)
Net realized gain/(loss)	(3,823,967)	(1,561,274)
Net change in unrealized appreciation on investments	28,564,583	7,082,101
Net change in unrealized depreciation on translation of assets and liabilities denominated in foreign currencies	–	(10)
Net change in unrealized appreciation/(depreciation)	28,564,583	7,082,091
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	24,740,616	5,520,817
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$24,892,787	$5,462,807

(a)	Net of foreign tax withholding in the amounts of $71,624 and $5,796 respectively.

See Notes to Financial Statements.

9 | May 31, 2019

Sprott Gold Miners ETF

Statements of Changes in Net Assets

	For the Six Months Ended May 31, 2019 (Unaudited)	For the Year Ended November 30, 2018
OPERATIONS:
Net investment income	$152,171	$640,844
Net realized loss	(3,823,967)	(18,176,992)
Net change in unrealized appreciation/(depreciation)	28,564,583	(21,732,492)
Net increase/(decrease) in net assets resulting from operations	24,892,787	(39,268,640)

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(644,007)	(1,074,960)
Total distributions	(644,007)	(1,074,960)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	10,818,519	26,707,445
Cost of shares redeemed	(17,974,244)	(27,333,679)
Net decrease from capital share transactions	(7,155,725)	(626,234)
Net increase/(decrease) in net assets	17,093,055	(40,969,834)

NET ASSETS:
Beginning of period	123,575,576	164,545,410
End of period	$140,668,631	$123,575,576

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Beginning shares	8,100,000	8,300,000
Shares sold	600,000	1,350,000
Shares redeemed	(1,050,000)	(1,550,000)
Shares outstanding, end of period	7,650,000	8,100,000

See Notes to Financial Statements.

10 | May 31, 2019

Sprott Junior Gold Miners ETF

Statements of Changes in Net Assets

	For the Six Months Ended May 31, 2019 (Unaudited)	For the Year Ended November 30, 2018
OPERATIONS:
Net investment loss	$(58,010)	$(266,197)
Net realized loss	(1,561,274)	(31,413,048)
Net change in unrealized appreciation/(depreciation)	7,082,091	(5,838,502)
Net increase/(decrease) in net assets resulting from operations	5,462,807	(37,517,747)

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	–	(223,108)
Total distributions	–	(223,108)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	8,483,193	8,988,193
Cost of shares redeemed	(2,601,003)	(84,021,633)
Net increase/(decrease) from capital share transactions	5,882,190	(75,033,440)
Net increase/(decrease) in net assets	11,344,997	(112,774,295)

NET ASSETS:
Beginning of period	36,776,168	149,550,463
End of period	$48,121,165	$36,776,168

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Beginning shares	1,700,000	4,750,000
Shares sold	300,000	300,000
Shares redeemed	(100,000)	(3,350,000)
Shares outstanding, end of period	1,900,000	1,700,000

See Notes to Financial Statements.

11 | May 31, 2019

Sprott Gold Miners ETF

Financial Highlights	For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended May 31, 2019 (Unaudited)		For the Year Ended November 30, 2018	For the Year Ended November 30, 2017		For the Year Ended November 30, 2016		For the Year Ended November 30, 2015	For the Period July 15, 2014 (Commencement of Operations) to November 30, 2014
NET ASSET VALUE, BEGINNING OF PERIOD	$15.26		$19.82	$19.15		$12.97		$17.44	$25.00

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (a)	0.02		0.07	0.04		(0.00	)(b)	0.10	0.02
Net realized and unrealized gain/(loss)	3.20		(4.51)	0.63		6.37		(4.52)	(7.58)
Total from investment operations	3.22		(4.44)	0.67		6.37		(4.42)	(7.56)

DISTRIBUTIONS:
From net investment income	(0.09)		(0.12)	(0.00	)(b)	(0.19)		(0.05)	–
Total distributions	(0.09)		(0.12)	(0.00	)(b)	(0.19)		(0.05)	–

Net increase/(decrease) in net asset value	3.13		(4.56)	0.67		6.18		(4.47)	(7.56)
NET ASSET VALUE, END OF PERIOD	$18.39		$15.26	$19.82		$19.15		$12.97	$17.44
TOTAL RETURN(c)	21.12%		(22.56)%	3.52%		49.82%		(25.44)%	(30.24)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$140,669		$123,576	$164,545		$183,865		$112,158	$88,956

Ratio of expenses to average net assets	0.57	%(d)	0.57%	0.57%		0.57%		0.57%	0.57	%(d)
Ratio of net investment income/(loss) to average net assets	0.22	%(d)	0.39%	0.21%		(0.01)%		0.61%	0.31	%(d)
Portfolio turnover rate(e)	33%		82%	101%		74%		78%	36%

(a)	Based on average shares outstanding during the period.
(b)	Less than $0.005 per share.
(c)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at reinvestment prices. Total return calculated for a period of less than one year is not annualized.
(d)	Annualized.
(e)	Portfolio turnover for periods less than one year are not annualized and does not include securities received or delivered from processing creations or redemptions in-kind.

See Notes to Financial Statements.

12 | May 31, 2019

Sprott Junior Gold Miners ETF

Financial Highlights	For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended May 31, 2019 (Unaudited)		For the Year Ended November 30, 2018	For the Year Ended November 30, 2017	For the Year Ended November 30, 2016	For the Period March 31, 2015 (Commencement of Operations) to November 30, 2015
NET ASSET VALUE, BEGINNING OF PERIOD	$21.63		$31.48	$33.00	$19.65	$24.18

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income/(loss) (a)	(0.03)		(0.06)	(0.09)	(0.05)	0.04
Net realized and unrealized gain/(loss)	3.73		(9.74)	(0.87)	13.56	(4.57)
Total from investment operations	3.70		(9.80)	(0.96)	13.51	(4.53)

DISTRIBUTIONS:
From net investment income	–		(0.05)	(0.56)	(0.16)	–
Total distributions	–		(0.05)	(0.56)	(0.16)	–

Net increase/(decrease) in net asset value	3.70		(9.85)	(1.52)	13.35	(4.53)
NET ASSET VALUE, END OF PERIOD	$25.33		$21.63	$31.48	$33.00	$19.65
TOTAL RETURN(b)	17.11%		(31.19)%	(2.99)%	69.35%	(18.73)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$48,121		$36,776	$149,550	$47,857	$23,579

Ratio of expenses to average net assets	0.57	%(c)	0.57%	0.57%	0.57%	0.57	%(c)
Ratio of net investment income/(loss) to average net assets	(0.25	)%(c)	(0.22)%	(0.26)%	(0.14)%	0.29	%(c)
Portfolio turnover rate(d)	17%		37%	74%	61%	71%

(a)	Based on average shares outstanding during the period.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at reinvestment prices. Total return calculated for a period of less than one year is not annualized.
(c)	Annualized.
(d)	Portfolio turnover for periods less than one year are not annualized and does not include securities received or delivered from processing creations or redemptions in-kind.

See Notes to Financial Statements.

13 | May 31, 2019

Sprott ETFs

Notes to Financial Statements	May 31, 2019 (Unaudited)

1.	ORGANIZATION

ALPS ETF Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). As of May 31, 2019, the Trust consisted of eighteen separate portfolios. Each portfolio represents a separate series of the Trust. This report pertains to the Sprott Gold Miners ETF and the Sprott Junior Gold Miners ETF (each a “Fund” and collectively, the “Funds”).

The investment objective of the Sprott Gold Miners ETF is to seek investment results that correspond (before fees and expenses) generally to the performance of its underlying index, the Sprott Zacks Gold Miners Total Return Index (the “Underlying Index”). The investment advisor uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. The Sprott Gold Miners ETF is considered non-diversified and may invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

The investment objective of the Sprott Junior Gold Miners ETF is to seek investment results that correspond (before fees and expenses) generally to the performance of its underlying index, the Sprott Zacks Junior Gold Miners Total Return Index (the “Underlying Index”). The investment advisor uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. The Sprott Junior Gold Miners ETF is considered non-diversified and may invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

The Funds’ Shares (“Shares”) are listed on the New York Stock Exchange (“NYSE”) Arca. Each Fund issues and redeems Shares, at net asset value (“NAV”) in blocks of 50,000 Shares, each of which is called a “Creation Unit”. Creation Units are issued and redeemed principally in-kind for securities included in the specified Underlying Index. Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund.

Pursuant to the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

A. Portfolio Valuation

Each Fund’s NAV is determined daily, as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Portfolio securities listed on any exchange other than the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and ask prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ, are valued at the last quoted sale price in such market.

The Funds’ investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Trust’s Board of Trustees (the “Board”). When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Funds may be valued in good faith by or under the direction of the Board. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established primary pricing source or the pricing source is not willing to provide a price; a security with respect to which an event has occurred that is most likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; or a security whose price, as provided by the pricing service, does not reflect the security’s “fair value” due to the security being de-listed from a national exchange or the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive from the sale on the applicable exchange or principal market. A variety of factors may be considered in determining the fair value of such securities.

14 | May 31, 2019

Sprott ETFs

Notes to Financial Statements	May 31, 2019 (Unaudited)

B. Fair Value Measurements

Each Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Valuation techniques used to value the Funds’ investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the mean of the most recent quoted bid and ask prices on such day and are generally categorized as Level 2 in the hierarchy. Investments in open-end mutual funds are valued at their closing NAV each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Various inputs are used in determining the value of each Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Funds’ investments at May 31, 2019:

Sprott Gold Miners ETF

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$140,457,921	$–	$–	$140,457,921
Short Term Investments	7,286,240	–	–	7,286,240
Total	$147,744,161	$–	$–	$147,744,161

Sprott Junior Gold Miners ETF

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$48,115,073	$–	$–	$48,115,073
Short Term Investments	2,824,176	–	–	2,824,176
Total	$50,939,249	$–	$–	$50,939,249

*	For a detailed sector breakdown, see the accompanying Schedule of Investments.

15 | May 31, 2019

Sprott ETFs

Notes to Financial Statements	May 31, 2019 (Unaudited)

The Funds did not have any securities that used significant unobservable inputs (Level 3) in determining fair value and there were no transfers into or out of Level 3.

C.	Gold and Silver Mining Industry Risk

The Funds are concentrated in the gold and silver mining industry. As a result, these Funds will be sensitive to changes in, and their performance will depend to a greater extent on, the overall condition of the gold and silver mining industry. Competitive pressures may have a significant effect on the financial condition of such companies in the gold and silver mining industry. Also, gold and silver mining companies are highly dependent on the price of gold and silver bullion. These prices may fluctuate substantially over short periods of time so a Fund’s Share price may be more volatile than other types of investments. In times of significant inflation or great economic uncertainty, gold, silver and other precious metals may outperform traditional investments such as bonds and stocks. However, in times of stable economic growth, traditional equity and debt investments could offer greater appreciation potential and the value of gold, silver and other precious metals may be adversely affected, which could in turn affect a Fund’s returns. The production and sale of precious metals by governments or central banks or other large holders can be affected by various economic, financial, social and political factors, which may be unpredictable and may have a significant impact on the supply and prices of precious metals. Economic and political conditions in those countries that are the largest producers of gold may have a direct effect on the production and marketing of gold and on sales of central bank gold holdings. Some gold and precious metals mining operation companies may hedge their exposure to falls in gold and precious metals prices by selling forward future production, which may result in lower returns during periods when the price of gold and precious metals increases. The gold and precious metals industry can be significantly affected by events relating to international political developments, the success of exploration projects, commodity prices and tax and government regulations. If a natural disaster or other event with a significant economic impact occurs in a region where the companies in which each Fund invests operate, such disaster or event could negatively affect the profitability of such companies and, in turn, the Funds’ investment in them.

D.	Foreign Investment Risk

The Funds’ investments in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers, including, among others, greater market volatility than U.S. securities and less complete financial information than for U.S. issuers. In addition, adverse political, economic or social developments could undermine the value of a Fund’s investments or prevent a Fund from realizing the full value of its investments. Financial reporting standards for companies based in foreign markets differ from those in the United States. Finally, the value of the currency of the country in which a Fund has invested could decline relative to the value of the U.S. dollar, which may affect the value of the investment to U.S. investors. The Funds will not enter into transactions to hedge against declines in the value of a Fund’s assets that are denominated in a foreign currency.

Countries with emerging markets may have relatively unstable governments and may present the risks of nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets. The economies of emerging markets countries also may be based on only a few industries, making them more vulnerable to changes in local or global trade conditions and more sensitive to debt burdens or inflation rates.

E.	Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

F.	Concentration Risk

Each Fund seeks to track its respective Underlying Index, which itself may have concentration in certain regions, economies, countries, markets, industries or sectors. Based on the current composition of their respective Underlying Indexes, the Funds will be concentrated in the gold and silver mining industry. Underperformance or increased risk in such concentrated areas may result in underperformance or increased risk in each Fund.

G.	Securities Transactions and Investment Income

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the highest cost basis. Dividend income and capital gains distributions, if any, are recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.

H.	Dividends and Distributions to Shareholders

Dividends from net investment income for each Fund, if any, are declared and paid annually or as the Board may determine from time to time. Distributions of net realized capital gains earned by the Funds, if any, are distributed at least annually.

16 | May 31, 2019

Sprott ETFs

Notes to Financial Statements	May 31, 2019 (Unaudited)

I.	Federal Tax and Tax Basis Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to the Funds’ capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations. The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of May 31, 2019.

The tax character of the distributions paid during the fiscal year ended November 30, 2018 were as follows:

Ordinary Income
November 30, 2018
Sprott Gold Miners ETF	$1,074,960
Sprott Junior Gold Miners ETF	223,108

Under current law, capital losses maintain their character as short-term or long-term and are carried forward to the next tax year without expiration. As of November 30, 2018, the following amounts are available as carry forwards to the next tax year:

Fund	Short-Term	Long-Term
Sprott Gold Miners ETF	$67,552,573	$28,696,456
Sprott Junior Gold Miners ETF	19,210,513	8,511,041

The following fund elected to defer to the period ending November 30, 2019, late year ordinary losses:

Fund	Amount
Sprott Junior Gold Miners ETF	$220,134

As of May 31, 2019, the cost of investments for federal income tax purposes and accumulated net unrealized appreciation/(depreciation) on investments were as follows:

	Sprott Gold Miners ETF	Sprott Junior Gold Miners ETF
Gross appreciation (excess of value over tax cost)	$17,525,973	$2,571,243
Gross depreciation (excess of tax cost over value)	(9,936,435)	(8,866,273)
Net unrealized appreciation (depreciation)	7,589,538	(6,295,030)
Cost of investments for income tax purposes	$140,154,623	$57,234,279

The differences between book-basis and tax-basis are primarily due to the deferral of losses from wash sales. In addition, certain tax cost basis adjustments are finalized at fiscal year-end and therefore have not been determined as of May 31, 2019.

J.	Income Taxes

No provision for income taxes is included in the accompanying financial statements, as each Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Each Fund evaluates tax positions taken (or expected to be taken) in the course of preparing the Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements.

As of and during the six months ended May 31, 2019, the Funds did not have a liability for any unrecognized tax benefits. Each Fund files U.S. federal, state, and local tax returns as required. Each Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return, but may extend to four years in certain jurisdictions. Tax returns for open years for the Sprott Gold Miners ETF and the Sprott Junior Gold Miners ETF have incorporated no uncertain tax positions that require a provision for income taxes.

17 | May 31, 2019

Sprott ETFs

Notes to Financial Statements	May 31, 2019 (Unaudited)

K.	Lending of Portfolio Securities

The Funds have entered into a securities lending agreement with State Street Bank & Trust Co. (“SSB”), the Funds’ lending agent. The Funds may lend their portfolio securities only to borrowers that are approved by SSB. Each Fund will limit such lending to not more than 33 1/3% of the value of its total assets. Each Fund’s securities held at SSB as custodian shall be available to be lent except those securities the Fund or ALPS Advisors, Inc. specifically identifies in writing as not being available for lending. The borrower pledges and maintains with each Fund collateral consisting of cash (U.S. Dollars only), securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and by cash equivalents (including irrevocable bank letters of credit issued by a person other than the borrower or an affiliate of the borrower). The initial collateral received by each Fund is required to have a value of no less than 102% of the market value of the loaned securities for U.S. equity securities and a value of no less than 105% of the market value for non-U.S. equity securities. The collateral is maintained thereafter, at a market value equal to not less than 102% of the current value of the U.S. equity securities on loan and not less than 105% of the current value of the non-U.S. equity securities on loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to each Fund on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the customary time period for settlement of securities transactions.

Any cash collateral received is reinvested in a money market fund managed by SSB as disclosed in each Fund’s Schedule of Investments and is reflected in the Statements of Assets and Liabilities as a payable for collateral upon return of securities loaned. Non-cash collateral, in the form of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, is not disclosed in a Fund’s Statements of Assets and Liabilities as it is held by the lending agent on behalf of each Fund, and each Fund does not have the ability to re-hypothecate these securities. Income earned by the Fund from securities lending activity is disclosed in the Statement of Operations.

The following is a summary of each Fund’s securities lending agreements and related cash and non-cash collateral received as of May 31, 2019:

	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
Sprott Gold Miners ETF	$7,841,905	$7,168,479	$740,251	$7,908,730
Sprott Junior Gold Miners ETF	3,287,795	2,807,631	523,543	3,331,174

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by SSB. SSB’s indemnity allows for full replacement of securities lent wherein SSB will purchase the unreturned loaned securities on the open market by applying the proceeds of the collateral, or to the extent such proceeds are insufficient or the collateral is unavailable, SSB will purchase the unreturned loan securities at SSB’s expense. However, the Funds could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

The following tables reflect a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of May 31, 2019:

Sprott Gold Miners ETF	Remaining contractual maturity of the agreements

Securities Lending Transactions	Overnight & Continuous	Up to 30 days	30-90 days	Greater than 90 days	Total
Common Stocks	$7,168,479	$–	$–	$–	$7,168,479
Total Borrowings					7,168,479
Gross amount of recognized liabilities for securities lending (collateral received)					$7,168,479

Sprott Junior Gold Miners ETF	Remaining contractual maturity of the agreements

Securities Lending Transactions	Overnight & Continuous	Up to 30 days	30-90 days	Greater than 90 days	Total
Common Stocks	$2,807,631	$–	$–	$–	$2,807,631
Total Borrowings					2,807,631
Gross amount of recognized liabilities for securities lending (collateral received)					$2,807,631

18 | May 31, 2019

Sprott ETFs

Notes to Financial Statements	May 31, 2019 (Unaudited)

3.	INVESTMENT ADVISORY FEE AND OTHER AFFILIATED TRANSACTIONS

ALPS Advisors, Inc. (the “Adviser”) serves as the Funds’ investment adviser pursuant to an Investment Advisory Agreement with the Trust on behalf of each Fund (the “Advisory Agreement”). Pursuant to the Advisory Agreement, each Fund pays the Adviser an annual management fee for the services and facilities it provides, payable on a monthly basis as a percentage of the relevant Fund’s average daily net assets as set out below. From time to time, the Adviser may waive all or a portion of its fee.

Fund	Advisory Fee
Sprott Gold Miners ETF	0.57%
Sprott Junior Gold Miners ETF	0.57%

Out of the unitary management fee, the Adviser pays substantially all expenses of each Fund, including licensing fees to the Underlying Index provider, the cost of transfer agency, custody, fund administration, legal, audit, independent trustees and other services, except for interest expenses, distribution fees or expenses, brokerage expenses, taxes and extraordinary expenses not incurred in the ordinary course of each Fund’s business. The Adviser’s unitary management fee is designed to pay substantially all of each Fund’s expenses and to compensate the Adviser for providing services for each Fund.

ALPS Fund Services, Inc., an affiliate of the Adviser, is the administrator to the Funds.

Each Trustee who is not an officer or employee of the Adviser, any sub-adviser or any of their affiliates (“Independent Trustees”) receives (1) a quarterly retainer of $5,000, (2) a per meeting fee for regularly scheduled meetings of $3,750, (3) $1,500 for any special meeting held outside of a regularly scheduled board meeting, and (4) reimbursement for all reasonable out-of-pocket expenses relating to attendance at meetings. In addition, the Chairman of the Board and Chairman of the Audit Committee each receives a quarterly retainer of $2,000, in connection with their respective roles.

4.	PURCHASES AND SALES OF SECURITIES

For the six months ended May 31, 2019, the cost of purchases and proceeds from sales of investment securities, excluding short-term investments and in-kind transactions, were as follows:

Fund	Purchases	Sales
Sprott Gold Miners ETF	$46,718,299	$47,266,336
Sprott Junior Gold Miners ETF	8,001,259	8,054,847

For the six months May 31, 2019, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

Fund	Purchases	Sales
Sprott Gold Miners ETF	$10,818,192	$17,974,446
Sprott Junior Gold Miners ETF	8,483,255	2,601,025

For the six months ended May 31, 2019, the Sprott Gold Miners ETF and the Sprott Junior Gold Miners ETF had in-kind net realized gains/(losses) of $1,862,758 and $297,733 respectively.

Gains on in-kind transactions are not considered taxable for federal income tax purposes and losses on in-kind transactions are also not deductible for tax purposes.

5.	CAPITAL SHARE TRANSACTIONS

Shares are created and redeemed by each Fund only in Creation Unit size aggregations of 50,000 Shares. Only broker-dealers or large institutional investors with creation and redemption agreements called Authorized Participants (“AP”) are permitted to purchase or redeem Creation Units from the Funds. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per unit of each Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the AP or as a result of other market circumstances.

19 | May 31, 2019

Sprott ETFs

Notes to Financial Statements	May 31, 2019 (Unaudited)

6.	RELATED PARTY TRANSACTIONS

Each Fund engaged in cross trades between other funds in the Trust during the year ended May 31, 2019 pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which the Adviser serves as the investment adviser. The Board previously adopted procedures that apply to transactions between the Funds of the Trust pursuant to Rule 17a-7. These transactions related to cross trades during the period complied with the requirements set forth by Rule 17a-7 and the Trust’s procedures.

Transactions related to cross trades during the year ended May 31, 2019 was as follows:

Fund	Purchase cost paid	Sale proceeds received	Realized gain/(loss) on sales
Sprott Gold Miners ETF	$937,669	$1,130,818	$(294,554)
Sprott Junior Gold Miners ETF	$1,130,818	$937,669	$134,452

7.	SUBSEQUENT EVENTS

On September 20, 2018 the Board approved an Agreement and Plan of Reorganization (“Agreement”) providing for the reorganization (the “Reorganizations”) of the Sprott Gold Miners ETF and the Sprott Junior Gold Miners ETF (each, a “Target Fund”) into corresponding newly-created exchange-traded funds (ETFs) of the Sprott ETF Trust (the “Acquiring Funds”). Each Acquiring Fund will have the same name as its corresponding Target Fund, and will be subject to substantially the same investment objective, investment strategies, policies, and risks as the corresponding Target Fund, except with respect to each Target Fund’s respective Underlying Index (as defined in each Target Fund’s prospectus). The change in indices will not be effective until after the closing of the Reorganizations. The Acquiring Funds will be advised by Sprott Asset Management LP and the Target Funds’ current investment adviser, ALPS Advisors, Inc., will continue to be responsible for day-to-day portfolio management as sub-adviser to the Acquiring Funds. Each Acquiring Fund is expected to have a lower expense ratio relative to its corresponding Target Fund. Pursuant to the Agreement, all of the assets and liabilities of each Target Fund will be transferred to its corresponding Acquiring Fund in exchange for shares of beneficial interest of the Acquiring Fund and cash in lieu of fractional shares. As a result of the Reorganizations, shareholders of each Target Fund will become shareholders of the corresponding Acquiring Fund. Shareholders of each Target Fund will receive shares of the corresponding Acquiring Fund (and cash with respect to any fractional shares held by a Target Fund shareholder) with a value equal to the aggregate net asset value of their shares of the Target Fund held immediately prior to the Reorganizations. On July 8, 2019, shareholders of the Target Funds approved the Agreements and the reorganization were completed as of the close of business on July 19, 2019 in a tax-free transaction.

20 | May 31, 2019

Sprott ETFs

Additional Information	May 31, 2019 (Unaudited)

PROXY VOTING RECORDS, POLICIES AND PROCEDURES

Information regarding how each Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 and a description of the Funds’ proxy voting policies and procedures used in determining how to vote for proxies are available without charge on the SEC’s website at www.sec.gov and upon request, by calling (toll-free) 1-866-675-2639.

PORTFOLIO HOLDINGS

The Trust is required to disclose, after its first and third fiscal quarters, the complete schedule of each Fund’s portfolio holdings with the SEC on Form N-Q or as an exhibit to its report on Form N-PORT. Form N-Q or N-PORT reports for each Fund will be available on the SEC’s website at www.sec.gov. Each Fund’s Form N-Q or N-PORT reports will be available without charge, upon request, by calling (toll-free) 1-866-675-2639 or by writing to ALPS ETF Trust at 1290 Broadway, Suite 1100, Denver, Colorado 80203.

TAX INFORMATION

The Funds designate the following as a percentage of taxable ordinary income distributions, or up to the maximum amount allowable, for the calendar year ended December 31, 2018:

	Qualified Dividend Income	Dividend Received Deduction
Sprott Gold Miners ETF	100.00%	48.01%
Sprott Gold Miners Junior ETF	0.00%	0.00%

In early 2019, if applicable, shareholders of record received this information for the distribution paid to them by the Funds during the calendar year 2018 via Form 1099. The Funds will notify shareholders in early 2020 of amounts paid to them by the Funds, if any, during the calendar year 2019.

LICENSING AGREEMENTS

Sprott Gold Miners ETF

Zacks Investment Management, Inc. (the “Licensor”) has entered into a license agreement with Sprott Asset Management LP (“Sprott”) to use the “Sprott” name and certain related intellectual property in connection with the underlying index, the Sprott Zacks Gold Miners Index (the “Underlying Index”) (the “Sprott License Agreement”). Pursuant to the Sprott License Agreement, Sprott in turn has entered into a sublicense agreement with ALPS Advisers, Inc. to use the Underlying Index (the “Sublicense Agreement”) in connection with the Sprott Gold Miners ETF (the “Product”).

The following disclosure relates to the Licensor and Sprott:

The Product(s) is not sponsored, endorsed, sold or promoted by ZACKS INVESTMENT MANAGEMENT, INC. (“Licensor”) Licensor makes no representation or warranty, express or implied, regarding the advisability of investing in securities generally or in the Product(s) particularly or the ability of the Index to track general market performance. Licensor’s only relationship to the Licensee is the licensing of the Index which is determined and composed by Licensor without regard to the Licensee or the owners of the Product(s). Licensor has no obligation to take the needs of the Licensee or the owners of the Product(s) into consideration in determining or composing the Index. Licensor shall not be liable to any person for any error in the Index nor shall it be under any obligation to advise any person of any error therein.

The Fund is not sponsored by Sprott. Sprott makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities or commodities generally or in the Fund particularly and does not guarantee the quality, accuracy or completeness of the Underlying Index or any Underlying Index data included herein or derived therefrom and assume no liability in connection with their use. The Underlying Index is determined and composed without regard to the Adviser or the Fund. Sprott has no obligation to take the needs of the Adviser, the Fund or the shareholders of the Fund into consideration in connection with the foregoing. Sprott is not responsible for and has not participated in the determination of pricing or the timing of the issuance or sale of the Shares of the Fund or in the determination or calculation of the NAV of the Fund. Sprott has no obligation or liability in connection with the administration or trading of the Fund.

Sprott does not guarantee the accuracy and/or completeness of the Underlying Index or any data included therein, and Sprott shall have no liability for any errors, omissions, or interruptions therein. Sprott makes no warranty, express or implied, as to results to be obtained by the Adviser, the Fund, Fund shareholders or any other person or entity from the use of the Underlying Index or any data included therein. Sprott makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall Sprott have any liability for any special, punitive, indirect, or consequential damages (including lost profits) arising out of matters relating to the use of the Underlying Index, even if notified of the possibility of such damages.

21 | May 31, 2019

Sprott ETFs

Additional Information	May 31, 2019 (Unaudited)

Sprott Junior Gold Miners ETF

Zacks Investment Management, Inc. (the “Licensor”) has entered into a license agreement with Sprott Asset Management LP (“Sprott”) to use the “Sprott” name and certain related intellectual property in connection with the underlying index, the Sprott Zacks Junior Gold Miners Index (the “Underlying Index”) (the “Sprott License Agreement”). Pursuant to the Sprott License Agreement, Sprott in turn has entered into a sublicense agreement with ALPS Advisers, Inc. to use the Underlying Index (the “Sublicense Agreement”) in connection with the Sprott Junior Gold Miners ETF (the “Product”).

The following disclosure relates to the Licensor and Sprott:

The Product(s) is not sponsored, endorsed, sold or promoted by ZACKS INVESTMENT MANAGEMENT, INC. (“Licensor”) Licensor makes no representation or warranty, express or implied, regarding the advisability of investing in securities generally or in the Product(s) particularly or the ability of the Index to track general market performance. Licensor’s only relationship to the Licensee is the licensing of the Index which is determined and composed by Licensor without regard to the Licensee or the owners of the Product(s). Licensor has no obligation to take the needs of the Licensee or the owners of the Product(s) into consideration in determining or composing the Index. Licensor shall not be liable to any person for any error in the Index nor shall it be under any obligation to advise any person of any error therein.

The Fund is not sponsored by Sprott. Sprott makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities or commodities generally or in the Fund particularly and does not guarantee the quality, accuracy or completeness of the Underlying Index or any Underlying Index data included herein or derived therefrom and assume no liability in connection with their use. The Underlying Index is determined and composed without regard to the Adviser or the Fund. Sprott has no obligation to take the needs of the Adviser, the Fund or the shareholders of the Fund into consideration in connection with the foregoing. Sprott is not responsible for and has not participated in the determination of pricing or the timing of the issuance or sale of the Shares of the Fund or in the determination or calculation of the NAV of the Fund. Sprott has no obligation or liability in connection with the administration or trading of the Fund.

Sprott does not guarantee the accuracy and/or completeness of the Underlying Index or any data included therein, and Sprott shall have no liability for any errors, omissions, or interruptions therein. Sprott makes no warranty, express or implied, as to results to be obtained by the Adviser, the Fund, Fund shareholders or any other person or entity from the use of the Underlying Index or any data included therein. Sprott makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall Sprott have any liability for any special, punitive, indirect, or consequential damages (including lost profits) arising out of matters relating to the use of the Underlying Index, even if notified of the possibility of such damages.

22 | May 31, 2019

Intentionally Left Blank

888.622.1813 | sprottetfs.com

This report has been prepared for shareholders of the ETFs described herein and may be distributed to others only if preceded or accompanied by a prospectus.

SS&C | ALPS ADVISORS

Item 2.	Code of Ethics.

Not Applicable to this Report.

Item 3.	Audit Committee Financial Expert.

Not Applicable to this Report.

Item 4.	Principal Accountant Fees and Services.

Not Applicable to this Report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to Registrant.

Item 6.	Investments.

(a)	Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to Registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to Registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to Registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

No material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board of Trustees have been implemented after the Registrant’s last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)	There was no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1)	Not applicable to this Report.

(a)(2)	The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.Cert.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	The certifications by the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.906Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ALPS ETF TRUST

By:	/s/ Bradley J. Swenson
Bradley J. Swenson (Principal Executive Officer)
President

Date:	August 2, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Bradley J. Swenson
Bradley J. Swenson (Principal Executive Officer)
President

Date:	August 2, 2019

By:	/s/ Kathryn Burns
Kathryn Burns (Principal Financial Officer)
Treasurer

Date:	August 2, 2019